File Nos.   333-82329
                                                                       811-05618
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 4                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
            Amendment  No.   102                                           (X)

                       (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -----------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------------
        (Name  of  Depositor)


     5701 Golden Hills Drive,  Minneapolis,  MN                           55416
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (763)  765-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416


It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     __x__  on November 5, 2001 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts





                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                 Location
--------                                                 --------

                                     PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information. . . . . . .   Appendix

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . . Other Information-
                                                         The Separate Account,
                                                         Allianz Life,
                                                         Investment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . . Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . . .The Variable
                                                         Annuity Contract

Item 8.   Annuity Period. . .. . . . . . . . . . . . . . Annuity Payments
                                                         (The Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . . Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . . Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . . None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . .    Table of Contents
                                                         of the Statement of
                                                         Additional Information






                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)


Item No.                                               Location
--------                                               --------

                                     PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . .   Insurance Company

Item 18.  Services. . . . . . . . . . . . .. . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data. . . . . .   Calculation of
                                                       Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . .   Financial Statements




                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A



                             THE USALLIANZ ALTERITY

                            VARIABLE ANNUITY CONTRACT

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA




This prospectus describes a variable deferred annuity contract issued by Allianz Life Insurance Company of North America (Allianz Life).

The annuity offers the Investment Options listed below, and a Fixed Account of Allianz Life. You can select up to 10 investment choices (which include any of the Investment Options and the Fixed Account). The Fixed Account may not be available in your state.


AIM
AIM V.I. Capital Appreciation Fund

AIM V.I. International Equity Fund

AIM V.I. Value Fund

ALGER
Alger American MidCap Growth Portfolio


ALLIANCE CAPITAL
USAZ Alliance Capital Growth and Income Fund

USAZ Alliance Capital Large Cap Growth Fund

USAZ Alliance Capital Technology Fund

AZOA (ALLIANZ OF AMERICA, INC.)
AZOA Diversified Assets Fund*

AZOA Fixed Income Fund*

AZOA Global Opportunities Fund*

AZOA Growth Fund*

AZOA Money Market Fund*

DAVIS
Davis VA Financial Portfolio

Davis VA Value Portfolio

FRANKLIN TEMPLETON

Franklin Global Communications Securities Fund

Franklin Growth and Income Securities Fund

Franklin High Income Fund

Franklin Income Securities Fund

Franklin Large Cap Growth Securities Fund

Franklin Real Estate Fund

Franklin Rising Dividends Securities Fund

Franklin S&P 500 Index Fund

Franklin Small Cap Fund

Franklin U.S. Government Fund

Franklin Value Securities Fund

Franklin Zero Coupon Fund 2005

Franklin Zero Coupon Fund 2010

Mutual Discovery Securities Fund

Mutual Shares Securities Fund

Templeton Developing Markets Securities Fund

Templeton Growth Securities Fund

Templeton International Securities Fund

USAZ Templeton Developed Markets Fund

OPPENHEIMER
Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Growth & Income Fund/VA

PIMCO
PIMCO VIT High Yield Bond Portfolio

PIMCO VIT StocksPLUS Growth and Income Portfolio

PIMCO VIT Total Return Bond Portfolio

USAZ PIMCO Growth and Income Fund

USAZ PIMCO Renaissance Fund

USAZ PIMCO Value Fund

PRUDENTIAL
SP Jennison International Growth Portfolio

SP Strategic Partners Focused Growth Portfolio

SELIGMAN
Seligman Global Technology Portfolio

Seligman Small-Cap Value Portfolio

USAZ
USAZ American Growth Fund*/**

USAZ Growth Fund*/**

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund*

USAZ Van Kampen Comstock Fund*

USAZ Van Kampen Growth and Income Fund*

USAZ Van Kampen Growth Fund*

Van Kampen LIT Emerging Growth Portfolio

*The Investment Option name has changed as of the date of this prospectus as follows:

  CURRENT NAME                           PREVIOUS NAME
--------------------------------------------------------------------------------
  AZOA Diversified Assets Fund           USAllianz VIP Diversified Assets Fund
  AZOA Fixed Income Fund                 USAllianz VIP Fixed Income Fund
  AZOA Global Opportunities Fund         USAllianz VIP Global Opportunities Fund
  AZOA Growth Fund                       USAllianz VIP Growth Fund
  AZOA Money Market Fund                 USAllianz VIP Money Market Fund
  USAZ American Growth Fund              USAllianz American Growth Fund
  USAZ Growth Fund                       USAllianz Strategic Growth Fund
  USAZ Van Kampen Aggressive Growth Fund USAllianz Aggressive Growth Fund
  USAZ Van Kampen Comstock Fund          USAllianz Comstock Fund
  USAZ Van Kampen Growth and Income Fund USAllianz Growth and Income Fund
  USAZ Van Kampen Growth Fund            USAllianz Capital Growth Fund

**This Investment Option is sub-advised by Van Kampen Asset Management Inc. (Van Kampen) pursuant to an interim portfolio management agreement. This agreement is for a period of up to 150 days commencing October 8, 2001. The service of Van Kampen or an alternate portfolio manager beyond 150 days will be subject to the approval of the Board and investment adviser of the Investment Option, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated November 5, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 43 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297.



THE VARIABLE ANNUITY CONTRACTS INVOLVE CERTAIN RISKS, AND YOU MAY LOSE MONEY. THE CONTRACTS:


o   are not bank deposits

o   are not federally insured

o   are not endorsed by any bank or government agency

o   are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: November 5, 2001.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Index of Terms                                            4

Summary                                                   5

Fee Table                                                 7

1.The Variable Annuity Contract                          19

     Ownership                                           19

         Contract Owner                                  19
         Joint Owner                                     19
         Annuitant                                       20
         Beneficiary                                     20
         Assignment                                      20

2. Annuity Payments
(The Payout Phase)                                       20

     Income Date                                         20
     Annuity Payments                                    20
     Annuity Options                                     20
     Guaranteed Minimum Income Benefits (GMIB)
         - Annuity Income Protection                     22

3. Purchase                                              23
     Purchase Payments                                   23
     Automatic Investment Plan                           23
     Allocation of Purchase Payments                     23
     Tax-Free Section 1035 Exchanges                     24
     Free Look                                           24
     Accumulation Units                                  24

4. Investment Options                                    25
     Substitution and Limitation on
     Further Investments                                 29
     Transfers                                           29
     Dollar Cost Averaging Program                       30
     Flexible Rebalancing                                31
     Financial Advisers - Asset
         Allocation Programs                             31
     Voting Privileges                                   31
     Substitution                                        31

5. Expenses                                              32
     Insurance Charges                                   32
         Mortality and Expense Risk Charge               32
         Administrative Charge                           32
         Distribution Expense Charge                     32
     Contract Maintenance Charge                         32
     Contingent Deferred Sales Charge                    33
     Partial Withdrawal Privilege                        33
           Waiver of Contingent Deferred
         Sales Charge Benefits                           33
      Reduction or Elimination of the
     Contingent Deferred Sales Charge                    33
     Commutation Fee                                     34
     Transfer Fee                                        34
     Premium Taxes                                       34
     Income Taxes                                        34
     Investment Option Expenses                          34

6. Taxes                                                 34
    Annuity Contracts in General                         34
    Qualified and Non-Qualified Contracts                34
    Multiple Contracts                                   35
    Partial 1035 Exchanges                               35
    Withdrawals-- Non-Qualified Contracts                35
    Withdrawals-- Qualified Contracts                    36
    Withdrawals-- Tax-Sheltered Annuities                36
    Death Benefits                                       36
    Diversification                                      37

7. Access to Your Money                                  37
    Systematic Withdrawal Program                        37
    Minimum Distribution Program                         38
    Suspension of Payments or Transfers                  38

8. Performance and Illustrations                         38

9. Death Benefit                                         39
    Upon Your Death                                      39
        Guaranteed Minimum Death Benefits (GMDB)
           - Death Benefit Protection                    39
       The Traditional Guaranteed Minimum
           Protection Benefit                            40
       The Enhanced Guaranteed Minimum Death Benefit     40
       The Earnings Protection Guaranteed
           Minimum Death Benefit                         40
    Death Benefit Options                                41
    Death of Annuitant                                   42

10. Other Information                                    42
    Allianz Life                                         42
    The Separate Account                                 42
    Distribution                                         42
    Administration                                       42
    Financial Statements                                 43

Table of Contents of the Statement of
Additional Information                                   43

Privacy Notice                                           44

Appendix A - Examples                                    45

Appendix B - Condensed Financial
Information                                              51


INDEX OF TERMS
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                              Page                                                                        Page

Accumulation Phase .........................    19                              Income Date ............................    20

Accumulation Unit ..........................    24                              Investment Option ......................    25

Annuitant ..................................    20                              Joint Owner.............................    19

Annuity Options ............................    20                              Non-Qualified...........................    34

Annuity Payments ...........................    20                              Payout Phase............................    20

Annuity Unit ...............................    24                              Purchase Payment .......................    23

Beneficiary ................................    20                              Qualified ..............................    34

Contract ...................................    19                              Tax Deferral ...........................    34

Contract Owner .............................    19

Fixed Account ..............................    19

SUMMARY
--------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.


THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life provides a means for investing on a tax-deferred basis in the Investment Options and the Allianz Life Fixed Account. The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). You can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together,
Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase). THE ENHANCED GMIB, ENHANCED GMDB AND EARNINGS PROTECTION GMDB MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

You can purchase the Contract as a Non-Qualified Contract or under a pension or retirement plan (Qualified Plan) qualified under sections of the Internal Revenue Code (Code) -- e.g., Individual Retirement Annuities (IRA), Tax-Sheltered Annuities (referred to as 403(b) contracts), pension and profit-sharing plans (including 401(k) plans and H.R. 10 plans).

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms that use the Contracts as a funding vehicle for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in the prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs.

We currently do not permit Contract owners to borrow money from us using the Contract as security for the loan.

Contract features are not available in all states.

ANNUITY PAYMENTS: If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Investment Options or both. If you choose to have any part of your payments come from the Investment Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options. This product offers guaranteed income protection through either the Traditional GMIB or the Enhanced GMIB. To receive the Traditional or Enhanced GMIB annuity income benefit:


1. your Income Date must be within 30 days following a Contract anniversary beginning with the seventh Contract anniversary;

2. you must elect to receive payments from Allianz Life's general account (fixed annuity payments); and

3. if you select an Annuity Option which provides for a period certain, the period must be for at least 10 years.

PURCHASE: You can buy the Contract with $5,000 or more. You can add $250 or more any time you like during the Accumulation Phase. In some states, the addition of premium may be restricted to the first contract year. See Section 3 - "Purchase
- Allocation of Purchase Payments."


INVESTMENT OPTIONS: You can put your money in the Investment Options and/or you can invest in the Allianz Life Fixed Account. The investment returns on the Investment Options are not guaranteed. You can lose money. You can make transfers between Investment Options.


EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. During the Accumulation Phase, Allianz Life currently waives this charge if the value of your Contract is at least $100,000.


Allianz Life deducts a mortality and expense risk charge which varies depending upon the death and income benefits you choose. Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in an Investment Option. The table below shows the combinations available to you and their total insurance charges if you have purchased the Contract or elected the Earnings Protection GMDB on or after November 5, 2001. The charges are calculated as a percentage of the average daily value of the Contract Value invested in the Investment Options.

Separate Account Annual Expenses:*


                                                                          Charges for Contract      Charges for Contract
                                                                          with Traditional GMIB      with Enhanced GMIB
         Traditional Guaranteed Minimum Death Benefit                           1.40%                        1.70%
         Earnings Protection Guaranteed Minimum Death Benefit                   1.60%                        1.90%
         Enhanced Guaranteed Minimum Death Benefit                              1.70%                        1.90%

         *The Traditional and Enhanced GMIB, Enhanced GMDB and Earnings Protection GMDB may not be available in all states.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 7% in the first year and declines to 0% after 5 years.

You can currently make 12 free transfers each year. After that, Allianz Life deducts a $25 transfer fee for each additional transfer.


There are also daily investment charges which range, on an annual basis, from 0.57% to 1.81% of the average daily value of the Investment Option, depending upon the Investment Option.

TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out. Under certain circumstances, you can also take money out during the Payout Phase if you select Annuity Option 2, 4 or 6 on a variable payout basis. Money you take out during the Payout Phase is subject to a commutation fee. Limits on withdrawals may apply to certain Qualified Contracts.

DEATH BENEFIT: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit depends on whether you select the Traditional GMDB, the Enhanced GMDB, or the Earnings Protection GMDB which is available if you purchase the Contract on or after November 5, 2001, and if you are age 75 or younger.
You may also elect the Earnings Protection GMDB

o    if it is available in your state

o if you purchased the contract prior to November 5, 2001 with the Traditional Death Benefit; and

o    if you were 75 years old or younger at the time of purchase.

You must make this election within 60 days of notice. You can make this election by returning and signing an election form we send you. Your charges will increase as set forth in the Fee Table and Section 5 - Expenses. We will increase the number of Accumulation Units in your Contract on the effective date of the change to keep the Contract Value unchanged.


FREE-LOOK: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). Allianz Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an individual retirement annuity, Allianz Life will refund the Purchase Payment.


PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. SEE "PRIVACY NOTICE."


INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:




         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         (800) 624-0197



FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Investment Options.


CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)

            NUMBER OF COMPLETE CONTRACT YEARS
             SINCE RECEIPT OF PURCHASE PAYMENT      CHARGE
             ---------------------------------------------
                             0                        7%
                             1                        6%
                             2                        5%
                             3                        4%
                             4                        3%
                      5 years or more                 0%

Commutation Fee**

(as a percentage of amount liquidated under Annuity Option 2 or 4)( as a percentage of amount liquidated under Annuity Option 6)

                        YEARS SINCE                                NUMBER OF COMPLETE CONTRACT YEARS
                        INCOME DATE               CHARGE            SINCE RECEIPT OF PURCHASE PAYMENT    CHARGE
                     -----------------------------------            -------------------------------------------
                            0-1                     5%                             0                        7%
                            1-2                     4%                             1                        6%
                            2-3                     3%                             2                        5%
                            3-4                     2%                             3                        4%
                          over 4                    1%                             4                        3%
                                                                            5 years or more                 0%

Transfer Fee.................First 12 transfers in a Contract year are currently free. Thereafter, the fee is $25. Dollar Cost Averaging transfers and Flexible Rebalancing trans-fers are not currently counted.

CONTRACT MAINTENANCE CHARGE*** .....................$40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES****
(as a percentage of average daily account value)



                                                                          Charges for Contract      Charges for Contract
                                                                          with Traditional GMIB      with Enhanced GMIB
         Traditional Guaranteed Minimum Death Benefit                           1.40%                        1.70%
         Earnings Protection Guaranteed Minimum Death Benefit                   1.60%                        1.90%
         Enhanced Guaranteed Minimum Death Benefit                              1.70%                        1.90%

* Each year, on a cumulative basis (minus any previous withdrawals you make which are not subject to a contingent deferred sales charge), you may make partial withdrawals of up to a total of 10% of Purchase Payments and no contingent deferred sales charge will be assessed. See "Access to Your Money" for additional options.
** Commutation Fee may not be applicable in all states.
*** During the Accumulation Phase, the charge is waived if the value of your Contract is at least $100,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $100,000, the charge is waived on all of your Contracts.
****The charges listed in the table include an administrative charge of 0.15% and a distribution expense charge of 0.00%. The remaining portion of the charges are the mortality and expense risk charge which vary depending on the income and death benefit options selected. The Traditional and Enhanced GMIB, Enhanced GMDB and Earnings Protection GMDB may not be available in all states.


INVESTMENT OPTION ANNUAL EXPENSES
--------------------------------------------------------------------------------
(as a percentage of an Investment Option's average daily net assets for the most
recent  fiscal  year.)  See  the  Investment   Option   prospectuses   for  more
information.*
                                                                                                     TOTAL INVESTMENT OPTION
                                                                                      OTHER EXPENSES        EXPENSES
                                                                                      (AFTER WAIVERS/     (AFTER WAIVERS/
                                                  MANAGEMENT          12B-1           REIMBURSEMENTS     REIMBURSEMENTS
INVESTMENT OPTION                                    FEES             FEES**             AS NOTED)         AS NOTED)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series 1         .61%              --                 .21%                .82%
AIM V.I. International Equity Fund - Series 1         .73%              --                 .29%               1.02%
AIM V.I. Value Fund - Series 1                        .61%              --                 .23%                .84%
Alger American MidCap Growth Portfolio                .80%              --                 .04%                .84%
USAZ Alliance Capital Growth and Income Fund1         .85%             .25%                   -               1.10%
USAZ Alliance Capital Large Cap Growth Fund1          .85%             .25%                   -               1.10%
USAZ Alliance Capital Technology Fund1               1.00%             .25%                   -               1.25%
AZOA Diversified Assets Fund2                         .55%             .25%                .20%               1.00%
AZOA Fixed Income Fund2                               .50%             .25%                .00%                .75%
AZOA Global Opportunities Fund2                       .95%             .25%                .31%               1.51%
AZOA Growth Fund2                                     .65%             .25%                .00%                .90%
AZOA Money Market Fund2                               .35%             .25%                .30%                .90%
Davis VA Financial Portfolio3                         .75%              --                 .25%               1.00%
Davis VA Value Portfolio3                             .75%              --                 .25%               1.00%
Franklin Global Communications Securities Fund
 - Class 24/5                                         .48%             .25%                .04%                .77%
Franklin Growth and Income Securities Fund
 - Class 24/5                                         .48%             .25%                .02%                .75%
Franklin High Income Fund - Class 24/5                .55%             .25%                .02%                .82%
Franklin Income Securities Fund - Class 24/5          .49%             .25%                .01%                .75%
Franklin Large Cap Growth Securities Fund - Class 24/5.75%             .25%                .03%               1.03%
Franklin Real Estate Fund - Class 24/5                .58%             .25%                .02%                .85%
Franklin Rising Dividends Securities Fund - Class 24/5.75%             .25%                .03%               1.03%
Franklin S&P 500 Index Fund - Class 24/6/7/8          .14%             .25%                .18%                .57%
Franklin Small Cap Fund - Class 24/7/9                .49%             .25%                .28%               1.02%
Franklin U.S. Government Fund - Class 24/5            .51%             .25%                .01%                .77%
Franklin Value Securities Fund - Class 24/7           .58%             .25%                .26%               1.09%
Franklin Zero Coupon Fund 2005 - Class 15             .63%             .25%                .03%                .66%
Franklin Zero Coupon Fund 2010 - Class 15             .63%             .25%                .02%                .66%
Mutual Discovery Securities Fund - Class 24           .80%             .25%                .22%               1.27%
Mutual Shares Securities Fund - Class 24              .60%             .25%                .20%               1.05%
Templeton Developing Markets Securities Fund
 - Class 24                                          1.25%             .25%                .31%               1.81%
Templeton Growth Securities Fund - Class 24/5         .81%             .25%                .06%               1.12%
Templeton International Securities Fund - Class 24    .67%             .25%                .20%               1.12%
USAZ Templeton Developed Markets Fund1                .88%             .25%                .12%               1.25%
Oppenheimer Global Securities Fund/VA                 .64%              --                 .04%                .68%
Oppenheimer High Income Fund/VA                       .74%              --                 .05%                .79%
Oppenheimer Main Street Growth & Income Fund/VA       .70%              --                 .03%                .73%
PIMCO VIT High Yield Bond Portfolio - Admin. Class10  .25%              --                 .50%                .75%
PIMCO VIT StocksPLUS Growth and  Income Portfolio
 - Admin. Class 10                                    .40%              --                 .25%                .65%
PIMCO VIT Total Return Bond Portfolio
- Admin. Class 10                                     .25%              --                 .40%                .65%
USAZ PIMCO Growth and Income Fund1                    .75%             .25%                .10%               1.10%
USAZ PIMCO Renaissance Fund1                           75%             .25%                .10%               1.10%
USAZ PIMCO Value Fund1                                 75%             .25%                .10%               1.10%
SP Jennison International Growth Portfolio
 - Class 211                                          .85%             .25%                .54%               1.64%
SP Strategic Partners Focused Growth Portfolio - Class 211             .90%                .25%                .26%
1.41%
Seligman Global Technology Portfolio - Class 1       1.00%              --                 .30%               1.30%
Seligman Small-Cap Value Portfolio - Class 112       1.00%              --                 .20%               1.20%
USAZ American Growth Fund1                            .75%             .25%                .10%               1.10%
USAZ Growth Fund1                                     .85%             .25%                   -               1.10%
USAZ  Van Kampen Aggressive Growth Fund1              .80%             .25%                .20%               1.25%
USAZ Van Kampen Comstock Fund1                        .68%             .25%                .27%               1.20%
USAZ Van Kampen Growth and Income Fund1               .68%             .25%                .17%               1.10%
USAZ Van Kampen Growth Fund1                          .75%             .25%                .20%               1.20%
Van Kampen LIT Emerging Growth Portfolio - Class 2    .69%             .25%               .06%                1.00%
------------------------------------------------------------------------------------------------------------------------------------

* The fee and expense information regarding the Investment Options was provided by the Investment Options, and Allianz Life has not independently verified such information. Some of the Investment Options may pay service fees, which vary by Investment Option. Except for the AZOA Funds, USAZ Funds and the PIMCO VIT Portfolios, neither the Investment Options nor their Advisers are affiliated with Allianz Life.

** The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

1. The USAZ American Growth Fund, USAZ Growth Fund, USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth Fund, and the USAZ Van Kampen Growth and Income Fund commenced operations as of May 1, 2001. The USAZ Alliance Capital Technology Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Growth and Income Fund, USAZ PIMCO Growth and Income Fund, USAZ PIMCO Renaissance Fund, USAZ PIMCO Value Fund, and the USAZ Templeton Developed Markets Fund commenced operations as of the date of this prospectus. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total fund expenses would be estimated as follows: USAZ American Growth Fund 1.50%, USAZ Growth Fund 1.60%, USAZ Alliance Capital Growth and Income Fund 1.75%, USAZ Alliance Capital Large Cap Growth Fund 1.75%, USAZ Alliance Capital Technology Fund 1.75%, USAZ PIMCO Growth and Income Fund 1.50%, USAZ PIMCO Renaissance Fund 1.50%, USAZ PIMCO Value Fund 1.50%, USAZ Templeton Developed Markets Fund 1.63%, USAZ Van Kampen Aggressive Growth Fund 1.55%, USAZ Van Kampen Comstock Fund 1.43%, USAZ Van Kampen Growth and Income Fund 1.43%, and the USAZ Van Kampen Growth Fund 1.50%.

2. Certain expenses of the AZOA Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total Investment Option expenses would have been 1.79% for the Diversified Assets Fund, 1.76% for the Fixed Income Fund, 2.62% for the Global Opportunities Fund , 1.99% for the Growth Fund, and 1.51% for the Money Market Fund. The AZOA Global Opportunities Fund and the AZOA Money Market Fund commenced operations on February 1, 2000. The expenses shown for these Investment Options are therefore estimated for the current fiscal year. There is no assurance that AZOA will continue this policy in the future.

3. Without reimbursement, other expenses and total operating expenses would have been 0.80% and 1.55%, respectively for the Davis VA Financial Portfolio and 0.26% and 1.01%, respectively for the Davis VA Value Portfolio.

4. For the Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan.See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

5. The Investment Option administration fee is paid indirectly through the management fee.

6. Operating expenses are estimates based on the annualized Class 1 expenses, except for rule 12b-1 plan fees, which are based on contractual amounts.

7. For the Franklin S&P 500 Index, Franklin Small Cap and Franklin Value Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.04% and 0.02%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund. The managers are required by the Investment Options' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Investment Options invest in a Franklin Templeton money fund. Without these reductions, the total annual Investment Options' operating expenses are estimated to be 0.58%, 1.06% and 1.11%, respectively.

8. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Investment Option so that total annual Investment Option's operating expenses do not exceed 0.80%. After December 31, 2001, the manager and administrator may end this arrangement at any time.


9. Total annual Investment Option operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Investment Option's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

10. "Other Expenses" reflect a 0.35% administrative fee and a 0.15% service fee for the PIMCO High Yield Bond Portfolio, a 0.10% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO StocksPLUS Growth and Income Portfolio, and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the Total Return Bond Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO High Yield, StocksPLUS Growth and Income and Total Return Bond Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75%, 0.66% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

11. Because this is the first year of operation for all "SP" Portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" Portfolio has expense reimbursements in effect, and the table shows total expenses with these expense reimbursements. These estimated expense reimbursements are voluntary and may be terminated at any time. Without reimbursement, other and total operating estimated expenses would have been 0.45% and 1.70%, respectively for the SP Jennison International Growth Portfolio, and 0.85% and 2.15%, respectively for the SP Strategic Partners Focused Growth Portfolio.

12. J. & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees for the year ended December 31, 2000. Without reimbursement, other expenses and total operating expenses would have been 0.45% and 1.45%, respectively, for Seligman Small-Cap Value Portfolio. Effective March 1, 2001, Seligman voluntarily agreed to reimburse expenses, other than management and 12b-1 fees, that exceed 0.20%. There is no assurance that Seligman will continue this policy in the future.


EXAMPLES
--------------------------------------------------------------------------------


The expenses for your Contract may be different than those shown in the charts below depending upon which benefits, or combination of benefits, if any, you select.


o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $40 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o Premium taxes are not reflected in the tables. Premium taxes may apply.

o For additional information, see "Expenses."

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period for Contracts with:

(a) the Traditional GMPB

(b) the Enhanced GMDB or Enhanced GMIB


(c) the Enhanced GMDB and Enhanced GMIB (Enhanced GMPB) or Earnings Protection GMDB and Enhanced GMIB

INVESTMENT OPTION                                 1 YEAR            3 YEARS            5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                (a)$87            (a)$107           (a)$139          (a) $265

                                                  (b) 90            (b) 116           (b) 154          (b)  296

                                                  (c) 92            (c) 122           (c) 164          (c)  315
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Equity Fund                (a) 89            (a) 113           (a) 149          (a)  286

                                                  (b) 92            (b) 122           (b) 164          (b)  315

                                                  (c) 94            (c) 128           (c) 174          (c)  334
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Fund                               (a) 87            (a) 108           (a) 140          (a)  267

                                                  (b) 90            (b) 117           (b) 155          (b)  298

                                                  (c) 92            (c) 123           (c) 165          (c)  317
---------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio            (a) 87            (a) 108           (a) 140          (a)  267

                                                  (b) 90            (b) 117           (b) 155          (b)  298

                                                  (c) 92            (c) 123           (c) 165          (c)  317
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund      (a) 89            (a) 116           (a) 153          (a)  294

                                                  (b) 92            (b) 125           (b) 168          (b)  323

                                                  (c) 94            (c) 131           (c) 178          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Large Cap Growth Fund       (a) 89            (a) 116           (a) 153         (a)   294

                                                  (b) 92            (b) 125           (b) 168          (b)  323

                                                  (c) 94            (c) 131           (c) 178          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Technology Fund             (a) 91            (a) 120           (a) 161          (a)  308

                                                  (b) 94            (b) 129           (b) 175          (b)  337

                                                  (c) 96            (c) 135           (c) 185          (c)  356
---------------------------------------------------------------------------------------------------------------------------

AZOA Diversified Assets Fund                      (a) 88            (a) 113           (a) 148          (a)  284

                                                  (b) 91            (b) 122           (b) 163          (b)  313

                                                  (c) 93            (c) 128           (c) 173          (c)  332
---------------------------------------------------------------------------------------------------------------------------

AZOA Fixed Income Fund                            (a)$86            (a)$105           (a)$135          (a) $258

                                                  (b) 89            (b) 114           (b) 151          (b)  289

                                                  (c) 91            (c) 120           (c) 161          (c)  308
---------------------------------------------------------------------------------------------------------------------------


AZOA Global Opportunities Fund                    (a) 93            (a) 128           (a) 173          (a)  333

                                                  (b) 96            (b) 137           (b) 188          (b)  361

                                                  (c) 98            (c) 143           (c) 197          (c)  379
---------------------------------------------------------------------------------------------------------------------------

AZOA Growth Fund                                  (a) 87            (a) 110           (a) 143          (a)  274

                                                  (b) 90            (b) 119           (b) 158          (b)  303

                                                  (c) 92            (c) 125           (c) 168          (c)  323
---------------------------------------------------------------------------------------------------------------------------

AZOA Money Market Fund                            (a) 87            (a) 110           (a) 143          (a)  274

                                                  (b) 90            (b) 119           (b) 158          (b)  303

                                                  (c) 92            (c) 125           (c) 168          (c)  323
---------------------------------------------------------------------------------------------------------------------------

Davis VA Financial Portfolio                      (a) 88            (a) 113           (a) 148          (a)  284

                                                  (b) 91            (b) 122           (b) 163          (b)  313

                                                  (c) 93            (c) 128           (c) 173          (c)  332
---------------------------------------------------------------------------------------------------------------------------

Davis VA Value Portfolio                          (a) 88            (a) 113           (a) 148          (a)  284

                                                  (b) 91            (b) 122           (b) 163          (b)  313

                                                  (c) 93            (c) 128           (c) 173          (c)  332
---------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities Fund    (a) 86            (a) 106           (a) 136          (a)  260

                                                  (b) 89            (b) 115           (b) 152          (b)  291

                                                  (c) 91            (c) 121           (c) 161          (c)  310
---------------------------------------------------------------------------------------------------------------------------

Franklin Growth and Income Securities Fund        (a) 86            (a) 105           (a) 135          (a)  258

                                                  (b) 89            (b) 114           (b) 151          (b)  289

                                                  (c) 91            (c) 120           (c) 161          (c)  308
---------------------------------------------------------------------------------------------------------------------------

Franklin High Income Fund                         (a) 87            (a) 107           (a) 139          (a)  265

                                                  (b) 90            (b) 116           (b) 154          (b)  296

                                                  (c) 92            (c) 122           (c) 164          (c)  315
---------------------------------------------------------------------------------------------------------------------------

Franklin Income Securities Fund                   (a) 86            (a) 105           (a) 135          (a)  258

                                                  (b) 89            (b) 114           (b) 151          (b)  289

                                                  (c) 91            (c) 120           (c) 161          (c)  308
---------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth Securities Fund         (a) 89            (a) 114           (a) 150          (a)  287

                                                  (b) 92            (b) 123           (b) 164          (b)  316

                                                  (c) 94            (c) 129           (c) 174          (c)  335
---------------------------------------------------------------------------------------------------------------------------

Franklin Real Estate Fund                         (a) 87            (a) 108           (a) 140          (a)  268

                                                  (b) 90            (b) 117           (b) 156          (b)  299

                                                  (c) 92            (c) 123           (c) 165          (c)  318
---------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund         (a) 89            (a) 114           (a) 150          (a)  287

                                                  (b) 92            (b) 123           (b) 164          (b)  316

                                                  (c) 94            (c) 129           (c) 174          (c)  335
---------------------------------------------------------------------------------------------------------------------------

Franklin S&P 500 Index Fund                       (a) 84            (a) 100           (a) 126          (a)  240

                                                  (b) 87            (b) 109           (b) 142          (b)  271

                                                  (c) 89            (c) 115           (c) 152          (c)  291
---------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund                           (a) 89            (a) 113           (a) 149          (a)  286

                                                  (b) 92            (b) 122           (b) 164          (b)  315

                                                  (c) 94            (c) 128           (c) 174          (c)  334
---------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund                     (a) 86            (a) 106           (a) 136          (a)  260

                                                  (b) 89            (b) 115           (b) 152          (b)  291

                                                  (c) 91            (c) 121           (c) 161          (c)  310
---------------------------------------------------------------------------------------------------------------------------

Franklin Value Securities Fund                    (a) 89            (a) 116           (a) 153          (a)  293

                                                  (b) 92            (b) 125           (b) 167          (b)  322

                                                  (c) 94            (c) 130           (c) 177          (c)  341
---------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund 2005                    (a) 85            (a) 103           (a) 131          (a)  249

                                                  (b) 88            (b) 112           (b) 146          (b)  280

                                                  (c) 90            (c) 118           (c) 156          (c)  300
---------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund 2010                    (a) 85            (a) 102           (a) 130          (a)  248

                                                  (b) 88            (b) 111           (b) 146          (b)  279

                                                  (c) 90            (c) 117           (c) 156          (c)  299
---------------------------------------------------------------------------------------------------------------------------

Mutual Discovery Securities Fund                  (a) 91            (a) 121           (a) 161          (a)  310

                                                  (b) 94            (b) 130           (b) 176          (b)  339

                                                  (c) 96            (c) 136           (c) 186          (c)  358
---------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund                     (a) 89            (a) 114           (a) 151          (a)  289

                                                  (b) 92            (b) 123           (b) 165          (b)  318

                                                  (c) 94            (c) 129           (c) 175          (c)  337
---------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Fund      (a) 96            (a) 137           (a) 188          (a)  361

                                                  (b) 99            (b) 146           (b) 202          (b)  388

                                                  (c) 101           (c) 151           (c) 212          (c)  406
---------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund                  (a) 90            (a) 116           (a) 154          (a)  296

                                                  (b) 93            (b) 125           (b) 169          (b)  325

                                                  (c) 94            (c) 131           (c) 179          (c)  344
---------------------------------------------------------------------------------------------------------------------------

Templeton International Securities Fund           (a) 90            (a) 116           (a) 154          (a)  296

                                                  (b) 93            (b) 125           (b) 169          (b)  325

                                                  (c) 94            (c) 131           (c) 179          (c)  344
---------------------------------------------------------------------------------------------------------------------------

USAZ Templeton Developed Markets Fund             (a) 91            (a) 120           (a) 161          (a)  308

                                                  (b) 94            (b) 129           (b) 175          (b)  337

                                                  (c) 96            (c) 135           (c) 185          (c)  356
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA             (a) 85            (a) 103           (a) 132          (a)  251

                                                  (b) 88            (b) 112           (b) 147          (b)  282

                                                  (c) 90            (c) 118           (c) 157          (c)  301
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA                   (a) 86            (a) 107           (a) 137          (a)  262

                                                  (b) 89            (b) 116           (b) 153          (b)  293

                                                  (c) 91            (c) 122           (c) 162          (c)  312
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth & Income Fund/VA   (a) 86            (a) 105           (a) 134          (a)  256

                                                  (b) 89            (b) 114           (b) 150          (b)  287

                                                  (c) 91            (c) 120           (c) 160          (c)  306
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Bond Portfolio               (a) 86            (a) 105           (a) 135          (a)  258

                                                  (b) 89            (b) 114           (b) 151          (b)  289

                                                  (c) 91            (c) 120           (c) 161          (c)  308
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth and Income Portfolio  (a) 85            (a) 102           (a) 130          (a)  248

                                                  (b) 88            (b) 111           (b) 146          (b)  279

                                                  (c) 90            (c) 117           (c) 156          (c)  299
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Bond Portfolio             (a) 85            (a) 102           (a) 130          (a)  248

                                                  (b) 88            (b) 111           (b) 146          (b)  279

                                                  (c) 90            (c) 117           (c) 156          (c)  299
---------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Growth and Income Fund                 (a) 89            (a) 116           (a) 153          (a)  294

                                                  (b) 92            (b) 125           (b) 168          (b)  323

                                                  (c) 94            (c) 131           (c) 178          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Renaissance Fund                       (a) 89            (a) 116           (a) 153          (a)  294

                                                  (b) 92            (b) 125           (b) 168          (b)  323

                                                  (c) 94            (c) 131           (c) 178          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Value Fund                             (a) 89            (a) 116           (a) 153          (a)  294

                                                  (b) 92            (b) 125           (b) 168          (b)  323

                                                  (c) 94            (c) 131           (c) 178          (c)  342
---------------------------------------------------------------------------------------------------------------------------


SP Jennison International Growth Portfolio*       (a) 95            (a) 132           (a) 180          (a)  346

                                                  (b) 98            (b) 141           (b) 194          (b)  373

                                                  (c)100            (c) 147           (c) 204          (c)  391
---------------------------------------------------------------------------------------------------------------------------

SP Strategic Partners Focused Growth Portfolio*   (a) 92            (a) 125           (a) 168          (a)  324

                                                  (b) 95            (b) 134           (b) 183          (b)  352

                                                  (c) 97            (c) 140           (c) 193          (c)  370
---------------------------------------------------------------------------------------------------------------------------

Seligman Global Technology Portfolio              (a) 91            (a) 122           (a) 163          (a)  313

                                                  (b) 94            (b) 131           (b) 178          (b)  342

                                                  (c) 96            (c) 137           (c) 187          (c)  360
---------------------------------------------------------------------------------------------------------------------------

Seligman Small-Cap Value Portfolio                (a) 90            (a) 119           (a) 158          (a)  303

                                                  (b) 93            (b) 128           (b) 173          (b)  332

                                                  (c) 95            (c) 134           (c) 183          (c)  351
---------------------------------------------------------------------------------------------------------------------------

USAZ American Growth Fund                         (a) 89            (a) 116           (a) 153          (a)  294

                                                  (b) 92            (b) 125           (b) 168          (b)  323

                                                  (c) 94            (c) 131           (c) 178          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Growth Fund                                  (a) 89            (a) 116           (a) 153          (a)  294

                                                  (b) 92            (b) 125           (b) 168          (b)  323

                                                  (c) 94            (c) 131           (c) 178          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Aggressive Growth Fund            (a) 91            (a) 120           (a) 161          (a)  308

                                                  (b) 94            (b) 129           (b) 175          (b)  337

                                                  (c) 96            (c) 135           (c) 185          (c) 356
---------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Comstock Fund                     (a) 90            (a) 119           (a) 158          (a)  303

                                                  (b) 93            (b) 128           (b) 173          (b)  332

                                                  (c) 95            (c) 134           (c) 183          (c)  351
---------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth and Income Fund            (a) 89            (a) 116           (a) 153          (a)  294

                                                  (b) 92            (b) 125           (b) 168          (b)  323

                                                  (c) 94            (c) 131           (c) 178          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth Fund                       (a) 90            (a) 119           (a) 158          (a)  303

                                                  (b) 93            (b) 128           (b) 173          (b)  332

                                                  (c) 95            (c) 134           (c) 183          (c)  351
---------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Emerging Growth Portfolio          (a) 88            (a) 113           (a) 148          (a)  284

                                                  (b) 91            (b) 122           (b) 163          (b)  313

                                                  (c) 93            (c) 128           (c) 173          (c)  332
---------------------------------------------------------------------------------------------------------------------------

* Estimated

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered or if you apply your Contract value to an Annuity Option for Contracts with:

(a) the Traditional GMPB

(b) the Enhanced GMDB or Enhanced GMIB

(c) the Enhanced GMDB and Enhanced GMIB (Enhanced GMPB) or Earnings Protection GMDB and Enhanced GMIB



INVESTMENT OPTION                                 1 YEAR                3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                (a)$ 24           (a)$ 72           (a)$124          (a) $265

                                                  (b)  27           (b)  81           (b) 139          (b)  296

                                                  (c)  29           (c)  87           (c) 149          (c)  315
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Equity Fund                (a)  26           (a)  78           (a) 134          (a)  286

                                                  (b)  29           (b)  87           (b) 149          (b)  315

                                                  (c)  31           (c)  93           (c) 159          (c)  334
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Fund                               (a)  24           (a)  73           (a) 125          (a)  267

                                                  (b)  27           (b)  82           (b) 140          (b)  298

                                                  (c)  29           (c)  88           (c) 150          (c)  317
---------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio            (a)  26           (a)  81           (a) 138          (a)  294

                                                  (b)  29           (b)  90           (b) 153          (b)  323

                                                  (c)  31           (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and Income Fund      (a)  26           (a)  81           (a) 138          (a)  294
                                                  (b)  29           (b)  90           (b) 153          (b)  323

                                                  (c)  31           (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Large Cap Growth Fund       (a)  26           (a)  81           (a) 138          (a)  294

                                                  (b)  29           (b)  90           (b) 153          (b)  323

                                                  (c)  31           (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Technology Fund             (a)  28           (a)  85           (a) 146          (a)  308

                                                  (b)  31           (b)  94           (b) 160          (b)  337

                                                  (c)  33           (c) 100           (c) 170          (c)  356
--------------------------------------------------------------------------------------------------------------------------

AZOA Diversified Assets Fund                      (a)  25           (a)  78           (a) 133          (a)  284

                                                  (b)  28           (b)  87           (b) 148          (b)  313

                                                  (c)  30           (c)  93           (c) 158          (c)  332
---------------------------------------------------------------------------------------------------------------------------

AZOA Fixed Income Fund                            (a)  23           (a)  70           (a) 120          (a)  258

                                                  (b)  26           (b)  79           (b) 136          (b)  289

                                                  (c)  28           (c)  85           (c) 146          (c)  308
---------------------------------------------------------------------------------------------------------------------------

AZOA Global Opportunities Fund                    (a)  30           (a)  93           (a) 158          (a)  333

                                                  (b)  33           (b) 102           (b) 173          (b)  361

                                                  (c)  35           (c) 108           (c) 182          (c)  379
---------------------------------------------------------------------------------------------------------------------------

AZOA Growth Fund                                  (a)  24           (a)  75           (a) 128          (a)  274

                                                  (b)  27           (b)  84           (b) 143          (b)  303

                                                  (c)  29           (c)  90           (c) 153          (c)  323
---------------------------------------------------------------------------------------------------------------------------

AZOA Money Market Fund                            (a)  24           (a)  75           (a) 128          (a)  274

                                                  (b)  27           (b)  84           (b) 143          (b)  303

                                                  (c)  29           (c)  90           (c) 153          (c) 323
---------------------------------------------------------------------------------------------------------------------------

Davis VA Financial Portfolio                      (a)  25           (a)  78           (a) 133          (a)  284

                                                  (b)  28           (b)  87           (b) 148          (b)  313

                                                  (c)  30           (c)  93           (c) 158          (c)  332
---------------------------------------------------------------------------------------------------------------------------

Davis VA Value Portfolio                          (a)  25           (a)  78           (a) 133          (a)  284

                                                  (b)  28           (b)  87           (b) 148          (b)  313

                                                  (c)  30           (c)  93           (c) 158          (c)  332
---------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities Fund    (a)  23           (a)  71           (a) 121          (a)  260

                                                  (b)  26           (b)  80           (b) 137          (b)  291

                                                  (c)  28           (c)  86           (c) 146          (c)  310
---------------------------------------------------------------------------------------------------------------------------

Franklin Growth and Income Securities Fund        (a)  23           (a)  70           (a) 120          (a)  258

                                                  (b)  26           (b)  79           (b) 136          (b)  289

                                                  (c)  28           (c)  85           (c) 146          (c)  308
---------------------------------------------------------------------------------------------------------------------------

Franklin High Income Fund                         (a)  24           (a)  72           (a) 124          (a) 265

                                                  (b)  27           (b)  81           (b) 139          (b) 296

                                                  (c)  29           (c)  87           (c) 149          (c) 315
---------------------------------------------------------------------------------------------------------------------------

Franklin Income Securities Fund                   (a)  23           (a)  70           (a) 120          (a) 258

                                                  (b)  26           (b)  79           (b) 136          (b) 289

                                                  (c)  28           (c)  85           (c) 146          (c) 308
---------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth Securities Fund         (a)  26           (a)  79           (a) 135          (a) 287

                                                  (b)  29           (b)  88           (b) 149          (b) 316

                                                  (c)  31           (c)  94           (c) 159          (c) 335
---------------------------------------------------------------------------------------------------------------------------

Franklin Real Estate Fund                         (a)  24           (a)  73           (a) 125          (a) 268

                                                  (b)  27           (b)  82           (b) 141          (b) 299

                                                  (c)  29           (c)  88           (c) 150          (c) 318
---------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund         (a)  26           (a)  79           (a) 135          (a)  287

                                                  (b)  29           (b)  88           (b) 149          (b)  316

                                                  (c)  31           (c)  94           (c) 159          (c)  335
---------------------------------------------------------------------------------------------------------------------------

Franklin S&P 500 Index Fund                       (a)  21           (a)  65           (a) 111          (a)  240

                                                  (b)  24           (b)  74           (b) 127          (b)  271

                                                  (c)  26           (c)  80           (c) 137          (c)  291
---------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund                           (a)  26           (a)  78           (a) 134          (a)  286

                                                  (b)  29           (b)  87           (b) 149          (b)  315

                                                  (c)  31           (c)  93           (c) 159          (c)  334
---------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund                     (a)  23           (a)  71           (a) 121          (a)  260

                                                  (b)  26           (b)  80           (b) 137          (b)  291

                                                  (c)  28           (c)  86           (c) 146          (c)  310
---------------------------------------------------------------------------------------------------------------------------

Franklin Value Securities Fund                    (a)  26           (a)  81           (a) 138          (a) 293

                                                  (b)  29           (b)  90           (b) 152          (b) 322

                                                  (c)  31           (c)  95           (c) 162          (c) 341
---------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund 2005                    (a)  22           (a)  68           (a) 116          (a) 249

                                                  (b)  25           (b)  77           (b) 131          (b) 280

                                                  (c)  27           (c)  83           (c) 141          (c) 300
---------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund 2010                    (a)  22           (a)  67           (a) 115          (a) 248

                                                  (b)  25           (b)  76           (b) 131          (b) 279

                                                  (c)  27           (c)  82           (c) 141          (c) 299
---------------------------------------------------------------------------------------------------------------------------

Mutual Discovery Securities Fund                  (a)  28           (a)  86           (a) 146          (a)  310

                                                  (b)  31           (b)  95           (b) 161          (b)  339

                                                  (c)  33           (c) 101           (c) 171          (c)  358
---------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund                     (a)  26           (a)  79           (a) 136          (a)  289

                                                  (b)  29           (b)  88           (b) 150          (b)  318

                                                  (c)  31           (c)  94           (c) 160          (c)  337
---------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Fund      (a)  33           (a)  102          (a) 173          (a)  361

                                                  (b)  36           (b)  111          (b) 187          (b)  388

                                                  (c)  38           (c) 116           (c) 197          (c)  406
---------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund                  (a)  27           (a)  81           (a) 139          (a)  296

                                                  (b)  30           (b)  90           (b) 154          (b)  325

                                                  (c)  31           (c)  96           (c) 164          (c)  344
---------------------------------------------------------------------------------------------------------------------------

Templeton International Securities Fund           (a)  27           (a)  81           (a) 139          (a)  296

                                                  (b)  30           (b)  90           (b) 154          (b)  325

                                                  (c)  31           (c)  96           (c) 164          (c)  344
---------------------------------------------------------------------------------------------------------------------------

USAZ Templeton Developed Markets Fund             (a)  28           (a)  85           (a) 146          (a)  308

                                                  (b)  31           (b)  94           (b) 160          (b)  337

                                                  (c)  33           (c) 100           (c) 170          (c)  356
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA             (a)  22           (a)  68           (a) 117          (a)  251

                                                  (b)  25           (b)  77           (b) 132          (b)  282

                                                  (c)  27           (c)  83           (c) 142          (c)  301
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA                   (a)  23           (a)  72           (a) 122          (a)  262

                                                  (b)  26           (b)  81           (b) 138          (b)  293

                                                  (c)  28           (c)  87           (c) 147          (c)  312
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth and Income Fund/VA (a)  23           (a)  70           (a) 119          (a)  256

                                                  (b)  26           (b)  79           (b) 135          (b)  287

                                                  (c)  28           (c)  85           (c) 145          (c)  306
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Bond Portfolio               (a)  23           (a)  70           (a) 120          (a)  258

                                                  (b)  26           (b)  79           (b) 136          (b)  289

                                                  (c)  28           (c)  85           (c) 146          (c)  308
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth & Income Portfolio    (a)  22           (a)  67           (a) 115          (a)  248

                                                  (b)  25           (b)  76           (b) 131          (b)  279

                                                  (c)  27           (c)  82           (c) 141          (c)  299
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Bond Portfolio             (a)  22           (a)  67           (a) 115          (a)  248

                                                  (b)  25           (b)  76           (b) 131          (b)  279

                                                  (c)  27           (c)  82           (c) 141          (c)  299
---------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Growth and Income Fund                 (a)  26           (a)  81           (a) 138          (a)  294

                                                  (b)  29           (b)  90           (b) 153          (b)  323

                                                  (c)  31           (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Renaissance Fund                       (a)  26           (a)  81           (a) 138          (a)  294

                                                  (b)  29           (b)  90           (b) 153          (b)  323

                                                  (c)  31           (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Value Fund                             (a)  26           (a)  81           (a) 138          (a)  294

                                                  (b)  29           (b)  90           (b) 153          (b)  323

                                                  (c)  31           (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------

SP Jennison International Growth Portfolio*       (a)  32           (a)  97           (a) 165          (a)  346

                                                  (b)  35           (b) 106           (b) 179          (b)  373

                                                  (c)  37           (c) 112           (c) 189          (c)  391
---------------------------------------------------------------------------------------------------------------------------

SP Strategic Partners Focused Growth Portfolio*   (a)  29           (a)  90           (a) 153          (a)  324

                                                  (b)  32           (b)  99           (b) 168          (b)  352

                                                  (c)  34           (c) 105           (c) 178          (c)  370
---------------------------------------------------------------------------------------------------------------------------

Seligman Global Technology Portfolio              (a)  28           (a)  87           (a) 148          (a)  313

                                                  (b)  31           (b)  96           (b) 163          (b)  342

                                                  (c)  33           (c) 102           (c) 172          (c)  360
---------------------------------------------------------------------------------------------------------------------------

Seligman Small-Cap Value Portfolio                (a)  27           (a)  84           (a) 143          (a)  303

                                                  (b)  30           (b)  93           (b) 158          (b)  332

                                                  (c)  32           (c)  99           (c) 168          (c)  351
---------------------------------------------------------------------------------------------------------------------------

USAZ American Growth Fund                         (a)  26           (a)  81           (a) 138          (a)  294

                                                  (b)  29           (b)  90           (b) 153          (b)  323

                                                  (c)  31           (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Growth Fund                                  (a)  31           (a)  96           (a) 163          (a)  342

                                                  (b)  34           (b) 105           (b) 177          (b)  369

                                                  (c)  36           (c) 110           (c) 187          (c)  387
---------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Aggressive Growth Fund            (a)  28           (a)  85           (a) 146          (a)  308

                                                  (b)  31           (b)  94           (b) 160          (b)  337

                                                  (c)  33           (c) 100           (c) 170          (c)  356
---------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Comstock Fund                     (a)  27           (a)  84           (a) 143          (a)  303

                                                  (b)  30           (b)  93           (b) 158          (b)  332

                                                  (c)  35           (c)  99           (c) 168          (c)  351
---------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth and Income Fund            (a)  26           (a)  81           (a) 138          (a)  294

                                                  (b)  29           (b)  90           (b) 153          (b)  323

                                                  (c)  31           (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth Fund                       (a)  27           (a)  84           (a) 143          (a)  303

                                                  (b)  30           (b)  93           (b) 158          (b)  332

                                                  (c)  32           (c)  99           (c) 168          (c)  351
---------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Emerging Growth Portfolio          (a)  25           (a)  78           (a) 133          (a)  284

                                                  (b)  28           (b)  87           (b) 148          (b)  313

                                                  (c)  30           (c)  93           (c) 158          (c)  332

* Estimated


See Appendix B for Accumulation Unit Values - Condensed Financial Information.

1.THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


This prospectus describes a flexible purchase payment variable deferred annuity Contract with a Fixed Account offered by Allianz Life. All references in this prospectus to "we," "us" and "our" refer to Allianz Life.

o Flexible Purchase Payments means that you may choose to make Purchase Payments at any time during the Accumulation Phase, in whatever amount you choose, subject to certain minimum and maximum requirements.

o A deferred annuity Contract means that Annuity Payments do not begin for a specified period of time in the future (usually when you retire) or until you reach a certain age.


o A variable annuity is one in which Contract values and/or the Annuity Payments vary depending on the performance of the underlying Investment Options.

There may be differences in your Contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your Contract. We will include any such differences in your Contract.


An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least two years after you buy the Contract. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.


Your investment choices include Investment Options and the Fixed Account of Allianz Life. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than the Fixed Account. However, this is not guaranteed.

The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of the Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of the Investment Options you select for the Payout Phase.


The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future - please contact Allianz Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

Allianz Life will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP


CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time unless you have selected the Earnings Protection Guaranteed Minimum Death Benefit. If this benefit is selected, we have the right to accept the change subject to our underwriting rules at any time. The change will become effective as of the date the request is signed. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT. The Annuitant is the natural person on whose life we base Annuity Payments. You name the Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). For a Qualified Contract there may be a requirement that the Owner and the Annuitant are the same person.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT. You can transfer ownership of (assign) the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it records the assignment. Allianz Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 years after you buy the Contract. To receive the annuity income protection of the Guaranteed Minimum Income Benefit, your Income Date must be within 30 days following a Contract anniversary beginning with the 7th Contract anniversary (and certain other conditions must be met).

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Your Income Date must not be later than the Annuitant's 90th birthday or 10 years from the date the Contract was issued, or the maximum date permitted under state law. This limitation may not apply when the Contract is issued to a charitable remainder trust.

ANNUITY PAYMENTS

The Contract provides for a Guaranteed Minimum Income Benefit (GMIB) under certain circumstances. The amount of the guaranteed minimum payment depends on whether you select the Traditional GMIB or the Enhanced GMIB (see below). THE GMIB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

You may elect to receive your Annuity Payments as:

o a variable payout,
o a fixed payout, or
o a combination of both.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payments will depend upon three factors:

1.  the value of your Contract in the Investment Option(s) on the Income Date;

2.  the assumed investment rate used in the annuity table for the Contract; and

3.  the performance of the Investment Option(s) you selected.


You can choose a 3%, 5% or 7% assumed investment rate (AIR). The 7% AIR is not available in all states. If the actual performance exceeds the AIR you selected, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you selected, your Annuity Payments will decrease.

You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described below or any other Annuity Option you want and that Allianz Life agrees to provide. You may, at any time prior to the Income Date, 30 days in advance, select and/or change the Annuity Option. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of monthly payments guaranteed. Upon the death of the Contract Owner, if different than the Annuitant, the Beneficiary will receive the annuity payments.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.


OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

During the lifetime of the Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation) of an amount up to 75% of the Total Liquidation Value, less any previously liquidated amounts. The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, commuted at the AIR, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is the lesser of $500 or the remaining portion of the Total Liquidation Value available. The partial liquidation will be processed on the next annuity calculation date after your written request is received. The liquidation feature allows any portion of the 75% that you do not use in a Contract year to carry over from year to year. It will be based on the Total Liquidation Value for the year that you make a liquidation.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the later death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.


During the lifetime of the Annuitant and joint Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation) of an amount up to 75% of the Total Liquidation Value, less any previously liquidated amounts. The minimum amount that you can liquidate is the lesser of $500 or the remaining portion of the Total Liquidation Value available. The partial liquidation will be processed on the next annuity calculation date after your written request is received commuted as set forth in your Contract. The liquidation feature allows any portion of the 75% that you do not use in a Contract year to carry over from year to year. It will be based on the Total Liquidation Value for the year that you make a liquidation.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made at the time of the Annuitant's death is less than the value applied to the Annuity Option, then you will receive a refund.

For a fixed Annuity Payment, the amount of the refund will be any excess of the amount applied to this Annuity Option over the total of all payments made under this option. For a variable Annuity Payment, the amount of the refund will be the then value of the number of Annuity Units equal to (1) the value applied to this Annuity Option divided by the value of Annuity Units used to determine the first Annuity Payment, minus (2) the product of the number of Annuity Units of each Annuity Payment and the number of payments made.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make monthly Annuity Payments for a specified period of time. You elect the specified period which must be a whole number of years from 5 to 30. If at the time of the death of the later Annuitant and any joint Annuitant, Annuity Payments have been made for less than the specified period certain, then we will continue to make Annuity Payments to you for the rest of the period certain. If you have selected to receive payments on a variable basis, you may make a liquidation at least once each Contract year of up to 100% of the Total Liquidation Value in the Contract. The liquidation will be processed on the next annuity calculation date after your written request is received commuted as set forth in the Contract.

GUARANTEED MINIMUM INCOME BENEFITS (GMIB) -- ANNUITY INCOME PROTECTION

In most states, the annuity Contract automatically includes a basic Guaranteed Minimum Protection Benefit (Traditional GMPB), which includes a Traditional Guaranteed Minimum Income Benefit. At the time you buy the Contract, you can elect the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB). Once selected, you cannot change it. If you do not make an election, you will receive the Traditional GMPB. Please refer to the applicable endorsements to your Contract for the specific terms and conditions of these benefits. The mortality and expense risk charge is higher for Contracts with the Enhanced GMIB. If the Contract is owned by a non-natural person, then the GMIB only applies if the Contract is owned for the benefit of an individual. THE GMIB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

The annuity income benefits provided are described below and are used in determining the amount of each Annuity Payment you receive during the Payout Phase. The GMIB can be used with any fixed Annuity Option provided for in the Contract and provides for guaranteed minimum Annuity Payments during the Payout Phase. The guaranteed minimum income benefit protection will apply only under the following circumstances:

1. Your Income date must be within 30 days following a Contract anniversary beginning with the 7th Contract anniversary;

2. Annuity Payments can only be made under a fixed annuity payout (regardless of the Annuity Option you select); and

3. If you choose an Annuity Option involving a period certain, the period certain must be for at least 10 years.

The Traditional Guaranteed Minimum Income Benefit guarantees that your Annuity Payments will be equal to the greater of:

o current fixed payout rates applied to the current Contract value (less any premium tax); or

o guaranteed fixed payout rates applied to the guaranteed minimum income benefit (GMIB) value.

The GMIB value is equal to Purchase Payments reduced by each withdrawal's percentage of Contract value withdrawn (including any contingent deferred sales charges paid on the withdrawals).

The Enhanced Guaranteed Minimum Income Benefit guarantees that your Annuity Payments will be equal to the greater of:


o "current" fixed payout rates applied to the current Contract value (less any premium tax); or

o "guaranteed" fixed payout rates applied to the enhanced guaranteed minimum income benefit (Enhanced GMIB) value.


The Enhanced GMIB value is equal to the greater of A or B below:

A.  5% ANNUAL INCREASE AMOUNT

On the date your Contract is issued: the 5% Annual Increase Amount is equal to your initial Purchase Payment since the 5% Annual Increase Amount is not applied until your first Contract anniversary date.

On each business day other than a Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge) and increased by any additional Purchase Payments you make.

On every Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day increased by 5% prior to your 81st birthday, reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge), increased by any additional Purchase Payments you make.

B.  GREATEST ANNIVERSARY VALUE

The anniversary value is equal to the value of your Contract on a Contract anniversary, reduced by the percentage of any Contract value you withdraw
(including any contingent deferred sales charge) since that Contract anniversary. When determining this benefit, Allianz Life will not take into consideration any Contract anniversaries occurring on or after your 81st birthday or date of death.

If Joint Owners are named, Allianz Life will use the age of the older Joint Owner to determine the GMIB. If a non-natural person owns the Contract, then for purposes of these benefits, "you" means the Annuitant.

If your Income Date is before the 7th Contract anniversary or on any date other than 30 days following a Contract anniversary after the 7th Contract anniversary, or if you want to receive a variable annuity payout, or if you select an Annuity Option involving a period certain and the period is for less than 10 years or if the GMIB is not available in your state, then the annuity payout for your Contract will be determined by applying the current payout rates to the current Contract value.

The Appendix contains examples of how the Guaranteed Minimum Income Benefits are calculated. The amounts used in the examples are purely hypothetical and are for illustrative purposes only.


3.PURCHASE
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements are:

o    the minimum initial payment Allianz Life will accept is $5,000.

o    the maximum amount we will accept without our prior approval is $1 million.

o you can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan).

Allianz  Life  may,  at  its  sole   discretion,   waive  the  minimum   payment
requirements. We reserve the right to decline any Purchase Payments. At the time you buy the Contract, you and the Annuitant cannot be older than 90 years old.

This product is not designed for professional market timing organizations, other entities or persons using programmed, large or frequent transfers.


The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.
AUTOMATIC INVESTMENT PLAN


The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Investment Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). Also in certain states, the Fixed Account may close at a certain time to additional purchase payments or transfers, as specified in the Contract. Purchase Payments received after the closing date will be allocated to the AZOA Money Market Fund unless we are instructed otherwise. In certain states additional Purchase Payments can only be made during the first Contract year. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

Allianz Life reserves the right to limit the number of Investment Options that you may invest in at one time. Currently, you may invest in 10 Investment Options and the Allianz Life Fixed Account. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.


Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.


TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract, or a life insurance policy, for another annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another annuity contract for the one described in this prospectus: you might have to pay a surrender charge on your old contract; there will be a new surrender charge period for the new contract; other charges under the new contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another annuity contract for this one unless you determine that the exchange is in your best interest.


FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the AZOA Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Options and/or the Fixed Account as you have selected.


ACCUMULATION UNITS


The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Investment Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of an Investment Option at the end of the current period by the value of an Investment Option for the previous period; and


2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from business day to business day.


When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to an Investment Option by the value of the corresponding Accumulation Unit.


We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Alger American MidCap Growth Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Alger American MidCap Growth Portfolio is $13.25. We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with $226.41509 Accumulation Units.


4.INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers a number of sub-accounts. Each sub-account invests in one of the Investment Options listed below. Each Investment Option has its own investment objective. The Contract also offers a Fixed Account of Allianz Life. Additional Investment Options may be available in the future.

YOU SHOULD READ THE INVESTMENT OPTION PROSPECTUSES CAREFULLY BEFORE INVESTING. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call your Financial Adviser or USAllianz at 1-800-542-5427. Copies of the Investment Option prospectuses will be sent to you with your Contract.


Franklin Templeton Variable Insurance Products Trust issues two classes of shares. Only Class 2 shares are available in connection with your Contract. Class 2 shares have Rule 12b-1 plan expenses.


The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers.

We offer other variable annuity contracts that may invest in the same Investment Options. These Contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these Contracts, please contact us at the USAllianz Service Center.
Investment advisers and sub-advisers for each Investment Option are listed in the table below. Certain advisers have retained one or more sub-advisers to help them manage the Investment Options.

The following is a list of the Investment Options available under the Contract and the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option:




                                                    Investment Options

-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
Investment Management      Investment              SB S  CE IT HB IE L  L  S  M  Objective(s)          Primary Investments
Company                    Option                  ho p  aq ne io nq a  a  m  i
-------------------------                          on e  su tr gn tu r  r  a  d
                                                   rd c  hi em hd ei g  g  l
   Adviser/Sub-Adviser                             ts i   v r   s rt e  e  l  C
                                                   -  a   a mB Y  ny          a
                                                   T  l   l eo i  a  V  G  C  p
                                                   e  t   e dn e  t  a  r  a
                                                   r  y   n id l  i  l  o  p
                                                   m      t as d  o  u  w
                                                            t     n  e  t
                                                            e     a     h
                                                                  l
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
AIM Variable Insurance     AIM V.I. Capital                                   X  Growth of capital    Common stocks of companies
Funds                      Appreciation Fund                                                          likely to benefit from new
o  managed by A I M                                                                                   or innovative products,
   Advisors, Inc.                                                                                     services or processes;
                                                                                                      common stocks of companies
                                                                                                      that have experienced
                                                                                                      above-average, long-term
                                                                                                      growth in earnings and offer
                                                                                                      potential for growth
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           AIM V.I.                               X              Long-term growth of  International equity
                           International Equity                                  capital              securities of issuers with
                           Fund                                                                       strong earnings momentum
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           AIM V.I. Value Fund                       X           Long-term growth of  Equity securities believed
                                                                                 capital; secondary   by adviser to be undervalued
                                                                                 emphasis on income   relative to:  current or
                                                                                                      projected earnings; current
                                                                                                      market value of assets
                                                                                                      owned; equity market
                                                                                                      generally
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
The Alger American Fund    Alger American MidCap                              X  Long-term capital    Equity securities of
o  managed by Fred         Growth Portfolio                                      appreciation         companies with market
   Alger Management, Inc.                                                                             capitalization within the
                                                                                                      range of the S&P MidCap 400
                                                                                                      Index, and offering growth
                                                                                                      potential
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
Alliance Capital           USAZ Alliance Capital                     X           Income and           At least 65% in dividend
o   managed by USAllianz   Growth and Income Fund                                long-term growth of  paying stocks of large
    Advisers, LLC/                                                               capital              well-established "blue chip"
    Alliance Capital                                                                                  companies
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           USAZ Alliance  Capital                       X        Long-term growth of  At least 80% of total  assets
                           Large Cap Growth Fund                                 capital              in equity securities of U.S.
                                                                                                      companies judged by adviser
                                                                                                      likely to achieve superior
                                                                                                      earnings growth.
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           USAZ Alliance Capital      X                          Superior long-term   At least 80% of assets in
                           Technology Fund                                       growth of capital    securities of companies
                                                                                                      involved with innovative
                                                                                                      technologies
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
Allianz of America         AZOA Diversified           X                          Total return         Approximately 65% of total
(AZOA) Variable            Assets Fund                                           consistent with      assets in fixed income
Insurance Products Trust                                                         reduction of         securities
                                                                                 long-term volatility
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by              AZOA Fixed Income Fund           X                    Maximize total       At least 80% of total assets
   Allianz of                                                                    return; secondary    in fixed income securities
   America, Inc.                                                                 emphasis on income   rated within the four
                                                                                                      highest rating categories by
                                                                                                      a primary credit rating
                                                                                                      agency
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           AZOA Global                                           Long-term growth of  At least 80% of total assets
                           Opportunities Fund                     X              capital              in equity securities,
                                                                                                      including common stocks,
                                                                                                      preferred stocks,
                                                                                                      convertible securities,
                                                                                                      warrants and rights of U.S.
                                                                                                      and foreign issuers
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           AZOA Growth Fund                          X           Long-term growth of  At least 80% of total assets
                                                                                 capital              in equity securities,
                                                                                                      including common stocks,
                                                                                                      preferred stocks and
                                                                                                      convertible securities of
                                                                                                      U.S. issuers and foreign
                                                                                                      issuers whose securities are
                                                                                                      U.S. dollar denominated and
                                                                                                      traded on U.S. securities
                                                                                                      market
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           AZOA Money Market Fund        X                       Current income       At least 80% of total assets
                                                                                 consistent with      in portfolio of high
                                                                                 stability of         quality, money market
                                                                                 principal            investments
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
Davis Variable Account     Davis VA Financial         X                          Growth of capital    At least 65% in common stock
Fund, Inc.                 Portfolio                                                                  of companies "principally
                                                                                                      engaged" in financial
                                                                                                      services
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by Davis        Davis VA  Value                           X           Growth of capital    Common stock of U.S.
   Selected Advisers,      Portfolio                                                                  companies with market
   L.P.                                                                                               capitalizations of at least
                                                                                                      $5 billion, which adviser
                                                                                                      believes are of high quality
                                                                                                      and whose shares are selling
                                                                                                      at attractive prices, stocks
                                                                                                      are selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
Franklin Templeton         Franklin Global            X                          Capital              At least 65% of total assets
Variable Insurance         Communications                                        appreciation and     in equity securities of U.S.
Products Trust             Securities Fund                                       current income       and foreign communications
o  managed by                                                                                         companies
   Franklin
   Advisers, Inc.
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           Franklin Growth and                       X           Capital              At least 65% of total assets
o  managed by              Income Securities Fund                                appreciation, with   in broadly diversified
   Franklin                                                                      current income as a  portfolio of equity
   Advisers,  Inc.                                                               secondary goal       securities the adviser
                                                                                                      considers financially
                                                                                                      strong, but undervalued by
                                                                                                      the market
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by              Franklin High Income                X                 High level of        At least 65% of total assets
   Franklin                Fund                                                  current income;      in debt securities offering
   Advisers,  Inc.                                                               secondary goal is    high yield and expected
                                                                                 capital appreciation total return
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by              Franklin Income                     X                 Maximize income      Investment in debt and
   Franklin                Securities Fund                                       while maintaining    equity securities, including
   Advisers,  Inc.                                                               prospects for        high yield, lower-rated
                                                                                 capital appreciation bonds
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by              Franklin Large Cap                           X        Capital appreciation At least 65% of total assets
   Franklin                Growth Securities Fund                                                     in equity securities of U.S.
   Advisers,  Inc.                                                                                    large cap growth companies
                                                                                                      with market capitalization
                                                                                                      values within the top 50% of
                                                                                                      market capitalization values
                                                                                                      in the Russell 1000 Index,
                                                                                                      at the time of purchase
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by              Franklin Real Estate       X                          Capital              At least 65% of total assets
   Franklin                Fund                                                  appreciation;        in securities of companies
   Advisers,  Inc.                                                               secondary goal is    operating in the real estate
                                                                                 to earn current      sector
                                                                                 income
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by Franklin     Franklin Rising                                    X  Long-term capital    At least 65% of total assets
   Advisory                Dividends Securities                                  appreciation         in common stocks of
   Services, LLC           Fund                                                                       financially sound companies
                                                                                                      that have paid consistently
                                                                                                      rising dividends
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by              Franklin S&P 500                             X        Match performance    Fund uses investment
   Franklin                Index Fund                                            of S&P 500           "indexing" strategies and
   Advisers,  Inc.                                                               Composite Stock      invests in the common stocks
                                                                                 Price Index before   of S&P 500 Index in
                                                                                 deduction of fund    approximately the same
                                                                                 expenses             proportions as the S&P 500
                                                                                                      Index
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by              Franklin Small Cap                              X     Long-term capital    At least 65% of total assets
   Franklin                Fund                                                  growth               in equity securities of U.S.
   Advisers, Inc.                                                                                     small capitalization
                                                                                                      companies with market
                                                                                                      capitalization values not
                                                                                                      exceeding (I) $1.5 billion;
                                                                                                      or (ii) the highest market
                                                                                                      capitalization values in the
                                                                                                      Russell 2000 Index;
                                                                                                      whichever is greater at the
                                                                                                      time of purchase
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by Franklin    Franklin U.S.           X                             Income               U.S. Government securities,
    Advisers, Inc.         Government Fund                                                            primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities.
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by Franklin    Franklin Value                                  X     Long term total      At least 65% of total assets
    Advisory               Securities Fund                                       return; while not a  in equity securities of
    Services, LLC                                                                goal, income is a    companies the adviser
                                                                                 secondary            believes are undervalued
                                                                                 consideration
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by Franklin    Franklin Zero Coupon             X                    As high an           At least 65% of net assets
    Advisers,  Inc.        Fund 2005                                             investment return    in zero coupon debt
                                                                                 as is consistent     securities, primarily in
                                                                                 with capital         U.S. Treasury issued
                                                                                 preservation         stripped securities
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by Franklin    Franklin Zero Coupon             X                    As high an           At least 65% of net assets
    Advisers,  Inc.        Fund 2010                                             investment return    in zero coupon debt
                                                                                 as is consistent     securities, primarily in
                                                                                 with capital         U.S. Treasury issued
                                                                                 preservation         stripped securities
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by Franklin    Mutual Discovery                       X              Capital appreciation At least 65% of total assets
    Mutual                 Securities Fund                                                            in equity securities of
    Advisers, LLC                                                                                     companies of any nation the
                                                                                                      adviser believes are
                                                                                                      available at market prices
                                                                                                      less than their value, based
                                                                                                      on certain recognized or
                                                                                                      objective criteria
                                                                                                      (intrinsic value)
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by Franklin    Mutual Shares                                      X  Capital              At least 65% of total assets
    Mutual                 Securities Fund                                       appreciation, with   in equity securities of
    Advisers, LLC                                                                income as a          companies the adviser
                                                                                 secondary goal       believes are available at
                                                                                                      market prices less than
                                                                                                      their value, based on
                                                                                                      certain recognized or
                                                                                                      objective criteria
                                                                                                      (intrinsic value)
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by             Templeton Developing       X                          Long-term capital    At least 65% of total assets
    Templeton              Markets Securities                                    appreciation         in emerging market equity
    Asset                  Fund                                                                       securities, typically
    Management Ltd.                                                                                   located  in the Asia-Pacific
                                                                                                      region, Eastern Europe,
                                                                                                      Central and South America,
                                                                                                      and Africa
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by             Templeton Growth                       X              Long-term capital    At least 65% of total assets
    Templeton              Securities Fund                                       growth               in the equity securities of
    Global  Advisors                                                                                  companies located anywhere
    Limited                                                                                           in the world, including
                                                                                                      those in the U.S. and
                                                                                                      emerging markets
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by Templeton   Templeton                              X              Long-term capital    At least 65% in equity
    Investment             International                                         growth               securities of companies
    Council, LLC           Securities Fund                                                            located outside U.S.,
                                                                                                      including those in emerging
                                                                                                      markets
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by             USAZ Templeton                         X              Long-term capital    At least 65% of total assets
    USAllianz              Developed Markets Fund                                appreciation         in emerging market equity
    Advisers, LLC/                                                                                    securities, typically
    Templeton                                                                                         located  in the Asia-Pacific
    Investment                                                                                        region, Eastern Europe,
    Council, LLC                                                                                      Central and South America,
                                                                                                      and Africa
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
Oppenheimer Variable       Oppenheimer Global                                    Long-term capital    Securities - mainly common
Account Funds              Securities Fund/VA                     X              appreciation         stocks, but also other
o   managed by                                                                                        equity securities including
    Oppenheimer Funds,                                                                                preferred stocks and
    Inc.                                                                                              securities convertible into
                                                                                                      common stock-of foreign
                                                                                                      issuers, "growth-type"
                                                                                                      companies, cyclical industries
                                                                                                      and special situations the
                                                                                                      adviser believes offer
                                                                                                      appreciation possibilities
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           Oppenheimber High                   X                 High level of        High-yield fixed-income
                           Income Fund/VA                                        current income       securities of domestic and
                                                                                                      foreign issuers
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           Oppenheimber Main                         X           High total return    Common stocks of U.S.
                           Street Growth &                                       (which includes      companies; other equity
                           Income Fund/VA                                        growth in the value  securities -- such as
                                                                                 of its shares as     preferred stocks and
                                                                                 well as current      securities convertible into
                                                                                 income)              common stocks; debt
                                                                                                      securities
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
PIMCO Variable Insurance   PIMCO VIT High Yield                X                 Maximum total        At least 65% of assets in
Trust                      Bond Portfolio                                        return, consistent   high-yield securities ("junk
o   managed by Pacific                                                           with preservation    bonds") rated below
    Investment                                                                   of capital and       investment grade, but at
    Management Company                                                           prudent investment   least "B" by Moody's or S&P
    LLC                                                                          management
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           PIMCO VIT StocksPLUS                         X        Total return         Substantially in S&P 500
                           Growth and Income                                     exceeding that of    derivatives, backed by a
                           Portfolio                                             the S&P 500          portfolio of fixed income
                                                                                                      instruments
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           PIMCO VIT Total                  X                    Maximum total        At least 65% of assets in
                           Return Bond Portfolio                                 return, consistent   fixed income instruments of
                                                                                 with preservation    varying maturities
                                                                                 of capital and
                                                                                 prudent investment
                                                                                 management
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by             USAZ PIMCO Growth &                       X           Long-term growth of  At least 65% of its total
    USAllianz Advisers,    Income Fund                                           capital ; secondary  assets in common stocks of
    LLC/ PIMCO Advisors                                                          emphasis on income   companies with market
    L.P.                                                                                              capitalizations of more than
                                                                                                      $1 billion at the time of
                                                                                                      investment
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           USAZ PIMCO                                         X  Long-term growth of  At least 65% of total assets
                           Renaissance Fund                                      capital and income   in common stocks of
                                                                                                      companies with below-average
                                                                                                      valuations whose business
                                                                                                      fundamentals are expected to
                                                                                                      improve
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           USAZ PIMCO                                         X  Long-term growth of  At least 65% of its total
                           Value Fund                                            capital and income   assets in common stocks of
                                                                                                      companies with market
                                                                                                      capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
The Prudential Series      SP Jennison                            X              Long-term growth of  Equity-related securities of
Fund, Inc.                 International Growth                                  capital              foreign issuers
                           Portfolio
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o  managed by Prudential   SP Strategic Partners                        X        Long-term growth of  At least 65% of total assets
   Investments Fund        Focused Growth                                        capital              in equity-related securities
   Management              Portfolio                                                                  of U.S. companies that the
   LLC/Jennison                                                                                       adviser believes to have
   Associates, LLC                                                                                    strong capital appreciation
                                                                                                      potential
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
Seligman Portfolios, Inc.  Seligman Global            X                          Long-term capital    At least 65% of assets in
o   managed by J. & W.     Technology Portfolio                                  appreciation         equity securities of U.S.
    Seligman & Co.                                                                                    and non-U.S. companies with
    Incorporated                                                                                      business operations in
                                                                                                      technology and techology-
                                                                                                      related industries
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           Seligman Small-Cap                              X     Long-term capital    At least 65% of total assets
                           Value Portfolio                                       appreciation         in common stocks of "value"
                                                                                                      companies with small market
                                                                                                      capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase by the portfolio
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
USAZ                       USAZ American                                X        Long-term capital    At least 80% of total assets
o   managed by USAllianz   Growth Fund*                                          appreciation         in equity securities,
    Advisers, LLC/ Van                                                                                including common stocks,
    Kampen Asset                                                                                      preferred stocks and
    Management Inc.                                                                                   convertible securities of
                                                                                                      larger capitalization
                                                                                                      companies (including "ADRs,"
                                                                                                      American Depository Shares
                                                                                                      ("ADS") and U.S. dollar
                                                                                                      denominated securities of
                                                                                                      foreign issuers)
                           ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
                           USAZ Growth Fund*                            X        Long-term capital    At least 80% of total assets
                                                                                 appreciation         in equity securities of all
                                                                                                      capitalizations, primarily
                                                                                                      "growth" stocks listed on
                                                                                                      U.S. exchanges or in the
                                                                                                      over-the-counter market
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
Van Kampen                 USAZ Van Kampen                                    X  Capital growth       At least 65% of total assets
o   managed by USAllianz   Aggressive Growth Fund                                                     in common stocks or other
    Advisers, LLC/Van                                                                                 equity securities, including
    Kampen Investment                                                                                 preferred stocks and
    Advisory Corp.                                                                                    convertible securities the
                                                                                                      adviser believes have an
                                                                                                      above-average potential for
                                                                                                      capital growth
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by USAllianz   USAZ Van Kampen                           X           Capital growth and   At least 65% of total assets
    Advisers, LLC/Van      Comstock Fund                                         income               in common stocks
    Kampen Asset
    Management Inc.
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by USAllianz   USAZ Van Kampen                           X           Income and           Approximately 65% of total
    Advisers, LLC/Van      Growth and Income Fund                                long-term growth of  assets in income-producing
    Kampen Asset                                                                 capital              equity securities, including
    Management Inc.                                                                                   common stocks and convertible
                                                                                                      securities; also in non-
                                                                                                      convertible preferred stocks
                                                                                                      and debt securities rated
                                                                                                      "investment grade" by
                                                                                                      Standard & Poors or Moody's
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
o   managed by USAllianz   USAZ Van Kampen                                    X  Capital growth       At least 65% of total assets
    Advisers, LLC/Van      Growth Fund                                                                in common stocks and other
    Kampen Investment                                                                                 equity securities of growth
    Advisory Corp.                                                                                    companies; also in preferred
                                                                                                      stocks and securities
                                                                                                      convertible into common
                                                                                                      stocks or other equity
                                                                                                      securities
-------------------------- ----------------------- -- -- -- -- -- -- -- -- -- -- -------------------- ------------------------------
Van Kampen Life            Van Kampen LIT                               X        Capital appreciation At least 65% of total assets
Investment Trust           Emerging Growth                                                            in portfolios of common
o   managed by Van         Portfolio                                                                  stocks of emerging growth
    Kampen Asset                                                                                      companies
    Management Inc.
------------------------------------------------------------------------------------------------------------------------------------

*This Investment Option is sub-advised by Van Kampen Asset Management Inc. (Van Kampen) pursuant to an interim portfolio management agreement. This agreement is for a period of up to 150 days commencing October 8, 2001. The service of Van Kampen or an alternate portfolio manager beyond 150 days will be subject to the approval of the Board and investment adviser of the Investment Option, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Option from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Options' assets on an ongoing basis, over time they will increase the cost of an investment in Investment Option shares.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and at our sole discretion. The Investment Options which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.


TRANSFERS


You can transfer money among the Investment Options and/or the Fixed Account. Transfers may be subject to a transfer fee. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option investment adviser's judgment, an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.


The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 ($500 in New Jersey) or your entire value in the Investment Option or Fixed Account, if less. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2.   We may not allow you to make transfers during the free look period.

3.   Your request for a transfer must clearly state:


     o which Investment Option(s) and/or the Fixed Account is involved in the transfer; and


     o    how much the transfer is for.

4. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

5. After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

6. After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.


7. Your right to make transfers is subject to modification if we determine in our sole opinion that the exercise of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include, but is not limited to:


     o    the requirement of a minimum time period between each transfer;

     o not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Contract Owner; or


     o limiting the dollar amount that may be transferred between the Investment Options by a Contract Owner at any one time.


Allianz Life has reserved the right at any time without prior notice to any party to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.


TELEPHONE TRANSFERS. You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions. We reserve the right to discontinue or modify the telephone transfer privilege at any time and for any reason.

EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for Contract Owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Investment Options, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Investment Options and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of the Contract Owners.


DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option or the Fixed Account to other Investment Options. The Investment Option(s) you transfer from may not be the Investment Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option. It is available for new Contracts and additional Purchase Payments to new and existing Contracts. You will receive a special fixed rate guaranteed for one year by Allianz Life. The Dollar Cost Averaging Fixed Option may not be available in your state.

The second option is the Standard Dollar Cost Averaging Option. It requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Allianz Life.

Your participation in the program will end when any of the following occurs:

     o    the number of desired transfers have been made;


     o you do not have enough money in the Investment Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);


     o you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

     o    the Contract is terminated.


If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.


FLEXIBLE REBALANCING


Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Fixed Account is not part of Flexible Rebalancing. You can direct us to readjust your Contract Value on a quarterly, semi-annual or annual basis to return to your original Investment Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in Flexible Rebalancing, the transfers made under the program are currently not taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Flexible Rebalancing program at any time and for any reason.


FINANCIAL ADVISERS -- ASSET ALLOCATION
PROGRAMS

Allianz Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Allianz Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase. Allianz Life does not set the amount of the fees charged or receive any portion of the fees from the adviser. Allianz Life does not review or approve the actions of any adviser, and does not assume any responsibility for these actions.

Allianz Life will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

VOTING PRIVILEGES


Allianz Life is the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION


Allianz Life may substitute one of the Investment Options you have selected with another Investment Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.



5.EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge consists of:

1.  the mortality and expense risk charge,

2.  the administrative charge, and

3.  the distribution expense charge.

The total insurance charges are reflected in the table below as a percentage of average annual account value.

                                                                          Charges for Contract      Charges for Contract
                                                                          with Traditional GMIB      with Enhanced GMIB
         Traditional Guaranteed Minimum Death Benefit                           1.40%                        1.70%
         Earnings Protection Guaranteed Minimum Death Benefit                   1.60%                        1.90%
         Enhanced Guaranteed Minimum Death Benefit                              1.70%                        1.90%

         *The Traditional and Enhanced GMIB, Enhanced GMDB and Earnings Protection GMDB may not be available in all states.

MORTALITY AND EXPENSE RISK CHARGE. Allianz Life deducts a mortality and expense risk charge which varies depending upon the death and income benefits you choose.

This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

If the mortality and expense risk charges are sufficient to cover such costs and risks, any excess will be profit to us. We distribute expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in an Investment Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees and computer and systems costs.

DISTRIBUTION EXPENSE CHARGE. Currently, Allianz Life is compensated for certain of its costs associated with distributing the Contract from certain Investment Options through their Rule 12b-1 plans. Allianz Life does not currently deduct a Distribution Expense Charge. In the event that Allianz Life is no longer compensated for some of its distribution expenses through the Investment Options, it may, in its sole discretion, charge a Distribution Expense Charge. The charge is guaranteed not to exceed .30% of the average daily value of the Contract invested in an Investment Option.

CONTRACT MAINTENANCE CHARGE


On each Contract anniversary, Allianz Life deducts $40 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. The charge is deducted pro rata from the Investment Options and the Fixed Account. The charge is for administrative expenses (see above).


However, during the Accumulation Phase, if the value of your Contract is at least $100,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Allianz Life will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, Allianz Life will not assess the contract maintenance charge (except in New Jersey). Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is $100,000 (except in New Jersey). If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.


If you make a complete withdrawal from your Contract other than on a Contract anniversary, Allianz Life will deduct the contract maintenance charge. During the Payout Phase, in most states, the charge will be collected monthly out of each Annuity Payment.


In some states we are not permitted to assess the contract maintenance charge against the Fixed Account, during the annuity period or both.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. The charge is:

                 NUMBER OF COMPLETE CONTRACT
                     YEARS SINCE RECEIPT
                      OF PURCHASE PAYMENT         CHARGE
--------------------------------------------------------
                               0                    7%
                               1                    6%
                               2                    5%
                               3                    4%
                               4                    3%
                        5 YEARS OR MORE             0%

However, after Allianz Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits. The contingent deferred sales charge compensates Allianz Life for expenses associated with selling the Contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

PARTIAL WITHDRAWAL PRIVILEGE. Each Contract year, on a cumulative basis (minus any previous withdrawals you have made which were not subject to the contingent deferred sales charge) you can make multiple withdrawals up to 10% of Purchase Payments and no contingent deferred sales charge will be deducted from the 10% you take out. Cumulative means that if you do not use the 10% in a year, you may carry it over to the next year. (The 10% may be increased when the Contract is issued to a charitable remainder trust.) If you make a withdrawal of more than 10%, the amount over the 10% amount will be subject to the contingent deferred sales charge. If you make a total withdrawal, Allianz Life will assess the contingent deferred sales charge with no reductions for the Partial Withdrawal Privilege.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE BENEFITS. Under certain circumstances, after the first Contract year, Allianz Life will permit you to take your money out of the Contract without deducting a contingent deferred sales charge:

1.   if you become confined to a nursing home;

2. if you become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required); or

3.   if you become totally disabled for at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the date your Contract was issued.

Also, after the first year, if you become unemployed for at least 90 consecutive days, you can take up to 50% of your money out of the Contract without incurring a contingent deferred sales charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the 10% Partial Withdrawal Privilege in the same Contract year.

These benefits vary from state to state and may not be available in your state. (Check with your registered representative.)

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE. Allianz Life may reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

COMMUTATION FEE

If you elect Annuity Option 2, 4 or 6 and make a liquidation, a commutation fee may be assessed. The commutation fee is a percentage of the amount liquidated and is equal to:

For Annuity Options 2 and 4:

                         YEARS SINCE              COMMUTATION
                          INCOME DATE               FACTOR
                          ------------------------------------
                             0 - 1                    5%
                             1 - 2                    4%
                             2 - 3                    3%
                             3 - 4                    2%
                            Over 4                    1%


For Annuity Option 6:

                  NUMBER OF COMPLETE CONTRACT
                      YEARS SINCE RECEIPT         COMMUTATION
                      OF PURCHASE PAYMENT           FACTOR
--------------------------------------------------------------
                               0                      7%
                               1                      6%
                               2                      5%
                               3                      4%
                               4                      3%
                        5 years or more               0%

TRANSFER FEE


You can currently make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 for each additional transfer. The transfer fee will be deducted from the account (Investment Option or Fixed Account) from which the transfer is made. If the entire amount in the account is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from or to multiple accounts, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not currently count in determining the transfer fee.


PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

INVESTMENT OPTION EXPENSES


There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the prospectuses for the Investment Options.



6.TAXES
--------------------------------------------------------------------------------

NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS


If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. Qualified Contracts are subject to special tax rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions and transactions in connection with the Qualified Contracts do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.


A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is Tax Deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS


The Code provides that multiple Non-Qualified deferred annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.


PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are included in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1.   paid on or after the taxpayer reaches age 59 1/2;

2.   paid after you die;

3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5.   paid under an immediate annuity; or

6.   which come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

WITHDRAWALS -- QUALIFIED CONTRACTS


The Internal Revenue Service has issued new proposed regulations regarding required distributions from qualified plans. These new proposed rules are to be effective January 1, 2002. However, these new rules may be used in determining required distributions for 2001 by owners of IRAs and in some cases by owners of tax-sheltered annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.


If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)  paid on or after you reach age 59 1/2;

2)  paid after you die;

3)  paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)  paid for certain allowable medical expenses (as defined in the Code);

7)  paid pursuant to a qualified domestic relations order;

8)  paid on account of an IRS levy upon the Qualified Contract;

9)  paid from an IRA for medical insurance (as defined in the Code);

10) paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made pursuant to a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1.   reaches age 59 1/2;

2.   leaves his/her job;

3.   dies;

4.   becomes disabled (as that term is defined in the Code); or

5. in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DEATH BENEFITS


For  Contracts  which  contain  separate  charges for enhanced  death  benefits:
Certain death benefits may be purchased under your Contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If an enhanced death benefit is selected for a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The Contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs), resulting in the individual taxation of amounts held in the Contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


DIVERSIFICATION


The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.


Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can have access to the money in your Contract:

o   by making a partial or total withdrawal;

o   by receiving Annuity Payments; or

o   when a death benefit is paid to your Beneficiary.


In general, withdrawals can only be made during the Accumulation Phase. Under certain circumstances, you can take money out of the Contract during the Payout Phase if you select Annuity Option 2, 4 or 6 (See "Annuity Payments -The Payout Phase)."


When you make a complete withdrawal you will receive the value of the Contract on the day the withdrawal request is received at the USAllianz Service Center:

o   less any applicable contingent deferred sales charge;

o   less any premium tax; and

o   less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)


Any partial withdrawal must be for at least $500. Unless you instruct Allianz Life otherwise, the partial withdrawal will be made pro-rata from all the Investment Options and the Fixed Account you selected. After you make a partial withdrawal the value of your Contract must be at least $2,000.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).


Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


There are limits on withdrawals from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.


SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The Systematic Withdrawal Program is subject to the Partial Withdrawal Privilege which means that the total systematic withdrawals which you can make each year without Allianz Life deducting a contingent deferred sales charge is limited to 10% of your Purchase Payments. This is determined on the last business day prior to the day your request is received. If the amount you take out under the Systematic Withdrawal Program is less than the Partial Withdrawal Privilege then the balance (in dollar value) is carried over to the following year. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. Such withdrawals will not be subject to a contingent deferred sales charge. Payments may be made monthly, quarterly, or annually unless your Contract is less than $25,000 in which case the payments will only be made annually. If you have elected the Minimum Distribution Program, any additional withdrawals in a Contract year which exceed 10% of Purchase Payments when combined with Minimum Distribution withdrawals will be subject to any applicable contingent deferred sales charge.

You cannot participate in the Systematic Withdrawal Program and the Minimum Distribution Program at the same time.

SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;


3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or Allianz Life cannot reasonably value the Investment Option shares;


4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.



8.PERFORMANCE AND ILLUSTRATIONS
--------------------------------------------------------------------------------

Allianz Life periodically advertises performance of the divisions of the Separate Account (also known as sub-accounts). Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Investment Option expenses. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charges, contingent deferred sales charges and the expenses of the Investment Options.

Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the Investment Options may also be advertised; see the Investment Option prospectuses for more information.

Certain Investment Options have been in existence for some time and have investment performance history. However, the Contracts are relatively new. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI.

For the Franklin Templeton Variable Insurance Products Trust, the performance is based on the Investment Option's Class 1 shares. Class 2 shares are relatively new and effective July 1, 1999 currently have Rule 12b-1 Plan expenses of 0.25% per year which will affect future performance. Prior to July 1, 1999 the Class 2 shares had 12b-1 plan expenses of 0.30% per year. The information is based upon the historical experience of the Investment Options' Class 1 shares and does not represent past performance or predict future performance.


Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.


Any performance advertised will be based on historical data. It does not guarantee future results of the Investment Options.

Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "payin," or accumulation phase, or the "payout," or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payin" and "payout" illustrations may have various features, as follows:

o Payin illustrations assume an initial lump sum premium payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract values, withdrawal values, or the death benefit. Payin illustrations may also be designed to show the effect of periodic additional premium payments and withdrawals. Payin illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum premium payment into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period.

o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. Where applicable, a payout illustration will show the effect of the enhanced GMIB or GMDB that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, and other Contract charges. Contract maintenance charges may or may not be deducted from a particular illustration. For fixed payin illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges charges shown in an illustration will vary, depending upon the Contract features you select. For surrender values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

A sample format of a customer illustration is attached as Appendix A to the Statement of Additional Information and is incorporated herein by reference.


9.DEATH BENEFIT
--------------------------------------------------------------------------------

UPON YOUR DEATH

If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected.

GUARANTEED MINIMUM DEATH BENEFITS (GMDB) -- DEATH BENEFIT PROTECTION


The annuity contract automatically provides a basic Guaranteed Minimum Death Benefit (Traditional GMDB), which is included as part of the Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). At the time you buy the Contract, you can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) or if you purchase the Contract on or after November 5, 2001 and if you are age 75 or younger, you can elect the Earnings Protection Guaranteed Minimum Death Benefit.

You may also elect the Earnings Protection GMDB

o    if it is available in your state

o if you purchased the contract prior to November 5, 2001 with the Traditional Death Benefit; and

o    if you were 75 years old or younger at the time of purchase.

You must make this election within 60 days of notice. You can make this election by returning and signing the election form we send you. Your charges will increase as set forth in the Fee Table and Section 5 - Expenses. Because of the increased charges, the number of units in your Contract will increase on the effective date of the change so that the Contract Value on that date will remain the same. Once selected, you cannot change it. The mortality and expense risk charge is higher for Contracts with the Enhanced GMDB or Earnings Protection GMDB. Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the death benefits. The Traditional, Enhanced and Earnings Protection GMDB only apply to Contracts owned for the benefit of an individual. THE ENHANCED GMDB AND EARNINGS PROTECTION GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.


THE TRADITIONAL GUARANTEED MINIMUM PROTECTION BENEFIT

If you select the Traditional GMPB, the death benefit, less any applicable premium tax, will be the greater of:

o the value of your Contract at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

o the guaranteed minimum death benefit which is equal to the Purchase Payments you have made, reduced by each withdrawal's percentage of the Contract value withdrawn (including any contingent deferred sales charges paid on the withdrawals).

THE ENHANCED GUARANTEED MINIMUM DEATH BENEFIT

If you select the Enhanced GMDB, the death benefit will be the greater of 1 or 2 below, less any applicable premium tax:

1. the value of your Contract at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

2. the enhanced guaranteed minimum death benefit (Enhanced GMDB) as described below and determined as of the date of death.

The Enhanced GMDB is the greater of A or B below:


A. 5% Annual Increase Amount (3% Annual Increase Amount in Washington)


    On the date your Contract is issued: the Annual Increase Amount is equal to your initial Purchase Payment.

    On each business day other than a Contract anniversary: the Annual Increase Amount is equal to its value on the immediately preceding business day reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge) and increased by any additional Purchase Payments you make.


    On every Contract Anniversary: the Annual Increase Amount is equal to its value on the immediately preceding business day increased by 5% (or 3% in Washington) prior to your 81st birthday, reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge), increased by any additional Purchase Payments you make.


B. Greatest Anniversary Value

    The anniversary value is equal to the value of your Contract on a Contract anniversary, reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge) since that Contract anniversary. When determining this benefit, Allianz Life will not take into consideration any Contract anniversaries occurring on or after your 81st birthday or date of death.

THE EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT

If you select the Earnings Protection GMDB, we will pay your Beneficiary the greater of the following amounts, less any applicable premium tax and any applicable charges.

1. The Contract Value at the end of the business day when the service center receives both due proof of death and an election for the payment method.

2.   The total Purchase Payments reduced by adjusted partial withdrawals.

3.   The result of (a) plus (b), where:

     (a) is the Contract Value at the end of the business day when the service center receives both due proof of death and an election for the payment method.

     (b)  is 40% (or 25% if you are age 70 or older at issue)  of the  lesser of
          (i) or (ii), where

          (i) is the Contract Value as described in (a) minus total Purchase Payments; and

          (ii) is the total Purchase Payments.

An "adjusted partial withdrawal" is the withdrawal (including any contingent deferred sales charges) multiplied by the ratio of (a) to (b), where

     (a) is the death benefit calculated in (1) and (2) above on the date of (but prior to) the withdrawal; and

     (b)  is the Contract value on the date of (but prior to) the withdrawal.

The Appendix contains examples of how the guaranteed death benefits are calculated. The amounts in the examples are purely hypothetical and are for illustrative purposes only.


If you do not receive either the Traditional, Enhanced or Earnings Protection GMDB, the death benefit will be the current value of your Contract, less any premium taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the USAllianz Service Center.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk which will be borne by the Beneficiary.


If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses (this requirement may not apply in certain states).

If you have not previously designated a death benefit option, a Beneficiary must request the death benefit be paid under one of the death benefit options below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from some states, are met, the payment will be made within 7 days. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

DEATH BENEFIT OPTIONS:

OPTION A: lump sum payment of the death benefit. Allianz Life will not deduct the contract maintenance charge at the time of a complete withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the contract maintenance charge to each Beneficiary on each Contract anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The contract maintenance charge will continue to be assessed to each Beneficiary's share pro rata over the payments.

Any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant, subject to our underwriting rules at that time. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10.OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE


Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.


THE SEPARATE ACCOUNT


Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the
Investment Company Act of 1940. The Separate Account is divided into sub-accounts, each of which invests exclusively in a single Investment Option. The obligations under the Contracts are obligations of Allianz Life.


The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

DISTRIBUTION


Our wholly owned subsidiary, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company, organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). More Information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure form NASD Regulation describing its Public Disclosure Program.


Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 6% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments). In addition, Allianz Life may also periodically pay certain sellers a commission bonus on aggregate sales for special promotional programs. Commissions may be recovered from a broker/dealer if a withdrawal occurs within 12 months of a Purchase Payment.

ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.



FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.


--------------------------------------------------------------------------------

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION

Insurance Company                                2

Experts                                          2

Legal Opinions                                   2

Distributor                                      2

Reduction or Elimination of the
Contingent Deferred Sales Charge                 2

Calculation of Performance Data                  3


Illustrations                                   12


Federal Tax Status                              13

Annuity Provisions                              21

Mortality and Expense Risk Guarantee            22

Financial Statements                            22


Appendix A - Illustrations                      23

PRIVACY NOTICE

WE CARE ABOUT YOUR PRIVACY!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Allianz Life Insurance Company of North America, and their affiliated companies (herein referred to as "Allianz").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

NON-PUBLIC INFORMATION COLLECTED.

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

NON-PUBLIC INFORMATION DISCLOSED.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

CONFIDENTIALITY AND SECURITY OF YOUR NON-PUBLIC PERSONAL INFORMATION.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.


INFORMATION ABOUT FORMER CUSTOMERS.

Non-public information about our former customers is maintained by Allianz on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

FURTHER INFORMATION.

o You have a right to access and request correction of your personal information that is recorded with Allianz.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

*You are entitled to receive, upon request to Allianz, a record of any subsequent disclosures of medical record information made by Allianz including the following:

1. the name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

2.   the date of the receipt or examination; and

3.   to the extent practicable, a description of the information disclosed.

 *FOR MONTANA RESIDENTS ONLY

If you have any questions about our privacy policy, please write, call, or email:
Allianz Life Insurance Company of North America
PO Box 1344, Minneapolis, MN  55440-1344
800/328-5600, www.allianzlife.com

APPENDIX A- EXAMPLES
--------------------------------------------------------------------------------

Traditional Guaranteed Minimum Protection benefit (gmpb) and enhanced gmpB

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT (GMDB)


TRADITIONAL GUARANTEED MINIMUM PROTECTION BENEFIT -- EXAMPLES

EXAMPLE 1
--------------------------------------------------------------------------------

Assume you make one Purchase Payment of $100,000 on January 1, 2001, and you do not make any withdrawals during the first seven years. Furthermore, assume that your Contract value history unfolds as follows:

         1/1/2002 $106,500 1/1/2006 $105,000

         1/1/2003 $102,000 1/1/2007 $106,300

         1/1/2004 $ 98,600 1/1/2008 $109,100

         1/1/2005 $101,700

In this case your Traditional Guaranteed Minimum Protection Benefit (GMPB) would be calculated on the following dates as follows:

On January 1, 2004:

                  1)  Purchase Payments Paid

                      Purchase Payment made on January 1, 2001         $100,000

                  2)  Contract value

                      Equals:                                          $ 98,600

--------------------------------------------------------------------------------
                      Traditional GMPB equals:     MAX [$100,000.00, $98,600.00]

                                                                =   $100,000.00
--------------------------------------------------------------------------------



DEATH BENEFIT

o Your Beneficiary would be guaranteed a death benefit payment of at least $100,000.00 for death occurring between January 1, 2004, and December 31, 2004.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2004, the payment would be based on a Contract value of $ 98,600.00 applied to current rates since the Traditional GMPB does not apply before the 7th Contract anniversary.

On January 1, 2008

                  1)  Purchase Payment Paid

                      Purchase Payment made on January 1, 2001         $100,000

                  2)   Contract Value

                      Equals:                                          $109,100

--------------------------------------------------------------------------------
                      Traditional GMPB equals:      MAX [$100,000.00, $109,100]

                                                                =   $109,100.00
--------------------------------------------------------------------------------

DEATH BENEFIT

o Your Beneficiary would receive a death benefit payment of $109,100.00 if death occurred on January 1, 2008, and at least $100,000 for death occurring between January 2, 2008, and December 31, 2008, regardless of Investment Option performance.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2008, the guaranteed fixed payment would be based on $109,100.00 applied to guaranteed rates. The current Contract value applied to current rates will result in a greater initial payment.


EXAMPLE 2
--------------------------------------------------------------------------------

Same assumptions as Example 1 except you make a partial withdrawal of $6,000 on January 1, 2007, which altered the anniversary Contract value history as follows:

                  1/1/2007                       $100,300

                  1/1/2008                       $102,942

On January 1, 2004:

   Same calculations as Example 1.

On January 1, 2008:

                  1)  Purchase Payments Paid

                      Purchase Payment made on January 1, 2001         $100,000

                      Partial withdrawal adjustment      x [1 - (6,000/106,300)]

                      Equals:                                       $ 94,355.60

                  2)  Contract Value

                      Equals:                                          $102,942

--------------------------------------------------------------------------------
                       Traditional GMPB equals:    MAX [$94,355.60, $102,942.00]

                                                                =   $102,942.00
--------------------------------------------------------------------------------

DEATH BENEFIT

o Your Beneficiary would receive a death benefit payment of $102,942.00 if death occurred on January 1, 2008 and at least $94,355.60 for death occurring between January 2, 2008 and December 31, 2008 regardless of Investment Option performance.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2008, the guaranteed fixed payment would be based on $102,942.00 applied to guaranteed rates. The current Contract value applied to current rates will result in a greater initial payment.



ENHANCED GUARANTEED MINIMUM PROTECTION BENEFIT -- EXAMPLES

EXAMPLE 1
--------------------------------------------------------------------------------

Assume you make one Purchase Payment of $100,000 on January 1, 2001, and you did not make a withdrawal during the first seven years. Furthermore, assume that your Contract value history (occurring prior to age 81) unfolds as follows:



    1/1/2002              $106,500                 1/1/2006             $144,800

    1/1/2003              $114,000                 1/1/2007             $142,900

    1/1/2004              $110,100                 1/1/2008             $138,300

    1/1/2005              $125,500

In this case your Enhanced Guaranteed Minimum Protection Benefit (GMPB) would be calculated on the following dates as follows:

On January 1, 2004:

                  1)  5% Annual Increase Amount

                      Purchase Payment made on January 1, 2000         $100,000

                      5% interest accumulation factor     x [(1.05)(1.05)(1.05)]

                        Equals:                                     $115,762.50

                  2)  Greatest Anniversary Value

                      Maximum of              MAX [$106,500, $114,000, $110,100]

                      Equals:                                       $114,000.00

--------------------------------------------------------------------------------
                      Traditional GMPB equals:    MAX [$115,762.50, $114,000.00]

                                                                =   $115,762.50
--------------------------------------------------------------------------------

DEATH BENEFIT

o If you elected the optional Enhanced GMPB, your Beneficiary would be guaranteed a death benefit payment of at least $115,762.50 for death occurring between January 1, 2004, and December 31, 2004.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2004, the payment would be based on a Contract value of $110,100.00 applied to current rates since the Enhanced GMPB does not apply before the 7th Contract anniversary.

On January 1, 2008:

                  1)  5% Annual Increase Amount

                      Purchase Payment made on January 1, 2001         $100,000

                      5% interest accumulation factor x
                                    [(1.05)(1.05)(1.05)(1.05)(1.05)(1.05)(1.05)]

                      Equals:                                       $140,710.04

                  2)  Greatest Anniversary Value

                      Maximum of              MAX [$106,500, $114,000, $110,100,

                                         $125,500, $144,800, $142,900, $138,300]

                      Equals                                        $144,800.00

--------------------------------------------------------------------------------
                      Enhanced GMPB equals:       MAX [$140,710.04, $144,800.00]

                                                                =   $144,800.00
--------------------------------------------------------------------------------

DEATH BENEFIT

o If you elected the optional Enhanced GMPB, your Beneficiary would be guaranteed a death benefit payment of at least $144,800.00 for death occurring between January 1, 2008, and December 31, 2008.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2008, the guaranteed fixed payment would be based on $144,800.00 applied to guaranteed rates. You would receive the greater of this guaranteed fixed payment or the current fixed payment based on $138,300.00 applied to current rates.

EXAMPLE 2
--------------------------------------------------------------------------------

Same assumptions as Example 1 except you make a partial withdrawal of $12,000 on January 1, 2007, which altered the anniversary Contract value history as follows:

            1/1/2007       $130,900

            1/1/2008       $126,686

On January 1, 2004:

   Same calculations as Example 1.

On January 1, 2008:

            1)    5% Annual Increase Amount

               Purchase Payment made on January 1, 2001       $100,000

               5% accumulation factor to 1/1/2007
                                       x [(1.05)(1.05)(1.05)(1.05)(1.05)(1.05)]

               Equals:                                     $134,009.56

               Partial withdrawal adjustment           x [1 - (12,000/142,900)]

               Equals:                                     $122,756.13

               5% accumulation factor to 1/1/2008             x 1.05

               Equals:                                     $128,893.94

            2)    Greatest Anniversary Value

               Maximum to 1/1/2007            MAX [$106,500, $114,000, $110,100,

                                                   $125,500, $144,800, $142,900]

               Equals:                                        $144,800

               Partial withdrawal adjustment            x [1 - (12,000/142,900)]

               Equals:                                      $132,640.45

               Maximum to 1/1/2008                MAX [$132,640.45, $126,686.00]

               Equals:                                      $132,640.45

--------------------------------------------------------------------------------
                  Enhanced GMPB equals:           MAX [$128,893.94, $132,640.45]

                                                        =   $132,640.45
--------------------------------------------------------------------------------

DEATH BENEFIT

o If you elected the optional Enhanced GMPB, your Beneficiary would be guaranteed a death benefit payment of at least $132,640.45 for death occurring between January 1, 2008, and December 31, 2008.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2008, the guaranteed fixed payment would be based on $132,640.45 applied to guaranteed rates. You would receive the greater of this guaranteed fixed payment or the current fixed payment based on $126,686.00 applied to current rates.


--------------------------------------------------------------------------------

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT

     The following examples are to help you understand how the Earnings Protection GMDB is determined. The facts assumed in the examples are purely hypothetical and are for illustration purposes only.

         EXAMPLE 1
--------------------------------------------------------------------------------

o    You purchased a Contract with a payment of $100,000 on January 1, 2001

o    On March 1, 2008, your Contract value increases to $160,000.

     We calculate your death benefit on March 1, 2008 as:

1.       The greater of your Purchase Payments                          $100,000

2.       Or the Contract Value                                          $160,000

3.       Or the result of the following calculation:
                   The Contract value of $160,000 =                     $160,000

                   Minus total Purchase Payments of $100,000 =           $60,000

                   The result multiplied by 40% = 60,000 x .4 =          $24,000

                   Plus your Contract value of $160,000 =               $184,000

     FOR A DEATH BENEFIT OF $184,000

     EXAMPLE 2
--------------------------------------------------------------------------------
     WITH PARTIAL WITHDRAWAL:

o    You purchased a Contract with a payment of $100,000 on January 1, 2001.

o On June 1, 2007, your Contract value grows to $150,000. You take a partial withdrawal (including any withdrawal charges) of $25,000, leaving a Contract value of $125,000.

o    On March 1, 2008, your Contract Value increases to $130,000.

     We calculate the death benefit on March 1, 2008 as follows:

1.       The greater of your Purchase Payments less
         "adjusted partial withdrawals"                                  $75,000

2.       Or the Contract value                                          $130,000

3.       Or the result of the following calculation:

                   The Contract value of $130,000 =                     $130,000

                   minus total Purchase Payments of $100,000 =           $30,000

                   the result multiplied by 40% = 30,000 x .4 =          $12,000

                   plus your Contract Value of $130,000 =               $142,000

     FOR A DEATH BENEFIT OF $142,000

APPENDIX B-CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the periods indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

(NUMBER OF UNITS IN THOUSANDS)                      PERIOD FROM INCEPTION (02/01/2000) TO DECEMBER 31, 2000

                                             TRADITIONAL GUARANTEED       ENHANCED GMDB           ENHANCED GMDB
                                               MINIMUM PROTECTION              OR                       AND
INVESTMENT OPTIONS:                              BENEFIT (GMPB)           ENHANCED GMIB           ENHANCED GMIB
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $8.949                 $8.925                 $8.909
Number of units outstanding at end of period               70                     65                     27
AIM V.I. INTERNATIONAL EQUITY
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $7.810                 $7.789                 $7.775
Number of units outstanding at end of period               43                     42                      8
AIM V.I. VALUE
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $8.638                 $8.615                 $8.599
Number of units outstanding at end of period               58                     93                     43
ALGER AMERICAN MIDCAP GROWTH
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $10.776                $10.747                $10.727
Number of units outstanding at end of period               67                     44                     53
AZOA DIVERSIFIED ASSETS
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $10.381                $10.345                $10.320
Number of units outstanding at end of period               18                     NA                     NA
AZOA FIXED INCOME
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $10.742                $10.705                $10.681
Number of units outstanding at end of period                7                      8                      1
AZOA GLOBAL OPPORTUNITIES
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $8.392                 $8.369                 $8.354
Number of units outstanding at end of period                4                      3                     NA
AZOA GROWTH
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $9.496                 $9.464                 $9.442
Number of units outstanding at end of period                9                      1                      4
AZOA MONEY MARKET
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $10.373                $10.345                $10.326
Number of units outstanding at end of period               93                     57                     11
DAVIS VA FINANCIAL
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $13.319                $13.283                $13.258
Number of units outstanding at end of period               25                     11                      7
DAVIS VA VALUE
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $10.919                $10.889                $10.869
Number of units outstanding at end of period               41                     74                      8
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $30.377                $29.337                $28.664
Number of units outstanding at end of period                8                     13                      1
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $22.438                $21.860                $21.483
Number of units outstanding at end of period                4                      1                     NA
FRANKLIN SMALL CAP
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $23.825                $23.470                $23.236
Number of units outstanding at end of period               30                     20                     13
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $20.421                $19.717                $19.262
Number of units outstanding at end of period                4                     16                      1
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $14.890                $14.714                $14.598
Number of units outstanding at end of period               14                      5                      5
MUTUAL SHARES SECURITIES
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $14.782                $14.607                $14.491
Number of units outstanding at end of period               28                      9                      9
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $8.454                 $8.288                 $8.178
Number of units outstanding at end of period                5                     13                      1
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $19.467                $19.084                $18.833
Number of units outstanding at end of period               12                      9                      7
OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $10.379                $10.350                $10.331
Number of units outstanding at end of period               44                     65                     33
OPPENHEIMER HIGH INCOME
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $9.530                 $9.504                 $9.487
Number of units outstanding at end of period               32                     NA                      1
OPPENHEIMER MAIN STREET GROWTH & INCOME
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $9.420                 $9.394                 $9.377
Number of units outstanding at end of period              124                     37                     20
PIMCO VIT HIGH YIELD BOND
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $9.481                 $9.455                 $9.438
Number of units outstanding at end of period               13                     30                      4
PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $8.829                 $8.805                 $8.789
Number of units outstanding at end of period                8                     10                      1
PIMCO VIT TOTAL RETURN BOND
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $10.676                $10.647                $10.628
Number of units outstanding at end of period               24                     21                      2
SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $8.485                 $8.484                 $8.483
Number of units outstanding at end of period               NA                     NA                     NA
SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $7.949                 $7.948                 $7.947
Number of units outstanding at end of period               NA                     NA                     NA
SELIGMAN GLOBAL TECHNOLOGY
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                            $7.683                 $7.662                 $7.648
Number of units outstanding at end of period              132                     78                     58
SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period                          NA                     NA                     NA
Unit value at end of period                           $13.672                $13.635                $13.610
Number of units outstanding at end of period               15                     13                      1

The USAZ American Growth Fund, USAZ Growth Fund, USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Growth and
Income Fund, the USAZ Van Kampen Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio commenced operations under this Contract as of May 1, 2001, therefore no Accumulation Units are shown for these Investment Options.

The USAZ Alliance Capital Growth and Income Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Technology Fund, Franklin Global
Communications Securities Fund, Franklin High Income Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin S&P 500 Index Fund, Franklin Value Securities Fund, Franklin Zero Coupon Fund 2005, Franklin Zero Coupon Fund 2010, Templeton International Securities Fund, USAZ Templeton Developed Markets Fund, USAZ PIMCO Growth and Income Fund, USAZ PIMCO Renaissance Fund, and the USAZ PIMCO Value Fund commenced operations under this contract as of the date of this prospectus, therefore no Accumulation Units are shown for these Investment Options.

The Earnings Protection GMDB became available under this Contract as of the date of this prospectus, therefore the table above does not reflect unit values under this benefit.

                       STATEMENT OF ADDITIONAL INFORMATION

                               USALLIANZ ALTERITY
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                November 5, 2001





THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 5701 Golden Hills Drive, Minneapolis, MN 55416-1297, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED NOVEMBER 5, 2001, AND AS MAY BE AMENDED FROM TIME TO TIME.






TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                           Page
Insurance Company ......................................     2
Experts.................................................     2
Legal Opinions..........................................     2
Distributor ............................................     2
Reduction or Elimination of the
 Contingent Deferred Sales Charge ......................     2
Calculation of Performance Data ........................     3
Illustrations...........................................    12
Federal Tax Status .....................................    13
Annuity Provisions .....................................    21
Mortality and Expense Risk Guarantee....................    22
Financial Statements....................................    22
Appendix A - Illustrations..............................    23




                                                                     ALTSAI-1101



INSURANCE COMPANY
--------------------------------------------------------------------------------
Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz
Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

The Insurance Company is rated A++ by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.

EXPERTS
--------------------------------------------------------------------------------
The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Insurance Company as of and for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

LEGAL OPINIONS
--------------------------------------------------------------------------------
Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
--------------------------------------------------------------------------------
USAllianz Investor Services, LLC, a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------
The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract owners will continue to hold the Contracts for a certain period of time); 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------
TOTAL RETURN


From time to time, the Insurance Company may advertise the performance data for the divisions of the separate account (also known as subaccounts), in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the administrative charge, the operating expenses of the Investment Options and any applicable contingent deferred sales charge and contract maintenance charge ("Standardized Total Return"). The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n   = ERV

where:

          P    = a hypothetical initial payment of $1,000;

          T    = average annual total return;

          n    = number of years;

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").


Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Investment Options and assumes that the income earned by the investment in the Investment Option is reinvested.


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.


YIELD


The AZOA Money Market Fund. The Insurance Company may advertise yield information for the AZOA Money Market Fund. The AZOA Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge and the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subaccount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The AZOA Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven-day period ending on December 31, 2000, the AZOA Money Market Fund had a current yield of 3.54% and an effective yield of 3.60%.


Other Investment Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the AZOA Money Market Fund) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative Charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:


                          Yield = 2 [((a-b) + 1)6   - 1]
                                             cd
where:


         a  =  net  investment   income  earned  during  the  period  by  the
               Investment Option attributable to shares owned by the subaccount;


         b  = expenses accrued for the period (net of reimbursements);

         c = the average daily number of accumulation units outstanding during the period;

         d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any subaccount (other than the AZOA Money Market Fund).


PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION


Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed.

The Investment Options of Franklin Templeton Variable Insurance Products Trust available under this Contract issue Class 2 shares and have a distribution plan which is referred to as a rule 12b-1 plan. Class 2 shares have Rule 12b-1 plan expenses currently equal to 0.25% per year, which will affect future performance.

Because class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund), standardized class 2 Investment Option performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.


For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.


Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

Charts A, B, and C on the following pages reflect Accumulation Unit performance since separate account inception. Charts D, E, and F show Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates listed on the table. Charts A and D are for Contracts with the Traditional GMPB, Charts B and E are for Contracts with the Enhanced GMDB or the Enhanced GMIB and Charts C and F are for Contracts with the Enhanced GMDB and Enhanced GMIB. The performance figures in Column I represent performance figures for the Accumulation Units which reflects the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Investment Options and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Column II represents performance figures for the Accumulation Units which reflects the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Investment Options. Past performance does not guarantee future results.

The Earnings Protection GMDB became available under this Contract as of the date of this statement of additional information, therefore the following tables do not reflect unit values under this benefit.


     CHART A - CONTRACTS WITH TRADITIONAL GMPB

Total Return for the periods ended December 31, 2000:                                             ACTUAL


                                                         COLUMN I                                   COLUMN II
------------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE      TEN     SINCE    ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR     YEAR   INCEPTION YEAR     YEAR     YEAR     YEAR  INCEPTION
                             IN INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation -     2/1/2000     N/A       NA      NA       NA  -18.56%      NA       NA      NA       NA -12.16%
Series 1*
AIM V.I. International Equity -     2/1/2000      NA       NA      NA       NA  -29.03%      NA       NA      NA       NA -22.63%
Series 1*
AIM V.I. Value - Series 1*          2/1/2000      NA       NA      NA       NA  -20.93%      NA       NA      NA       NA -14.53%
Alger American MidCap Growth*       2/1/2000      NA       NA      NA       NA   -0.99%      NA       NA      NA       NA   5.41%
AZOA Diversified Assets           11/11/1999  -4.33%       NA      NA       NA   -1.05%   2.07%       NA      NA       NA   3.33%
AZOA Fixed Income                 11/11/1999   3.76%       NA      NA       NA    2.11%  10.16%       NA      NA       NA   6.48%
AZOA Global Opportunities*          2/1/2000      NA       NA      NA       NA  -22.48%      NA       NA      NA       NA -16.08%
AZOA Growth+                      11/11/1999 -17.92%       NA      NA       NA   -8.86% -11.52%       NA      NA       NA  -4.44%
Davis VA Financial*                 2/1/2000      NA       NA      NA       NA   26.94%      NA       NA      NA       NA  33.34%
Davis VA Value*                     2/1/2000      NA       NA      NA       NA    2.47%      NA       NA      NA       NA   8.87%
Franklin Growth and Income         1/24/1989   9.76%    6.24%  11.63%   11.91%    9.68%  16.16%    7.36%  11.91%   11.97%   9.75%
Securities - Class 21,2
Franklin Rising Dividends          1/27/1992  12.64%    2.58%  12.15%       NA    9.38%  19.04%    3.78%  12.42%       NA   9.47%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995 -22.35%   15.85%  18.39%       NA   18.20% -15.95%   16.80%  18.62%       NA  18.28%
Franklin U.S. Government - Class   3/14/1989   3.45%    3.22%   4.27%    6.12%    6.16%   9.85%    4.40%   4.61%    6.19%   6.23%
22
Mutual Discovery Securities -      11/8/1996   2.28%    6.39%      NA       NA    9.70%   8.68%    7.51%      NA       NA  10.07%
Class 21,2
Mutual Shares Securities - Class   11/8/1996   5.28%    6.09%      NA       NA    9.51%  11.68%    7.22%      NA       NA   9.88%
21,2
Templeton Developing Markets        3/4/1996 -37.04%   -7.95%  -2.90%       NA   -2.54% -30.64%   -6.49%  -2.47%       NA  -2.44%
Securities - Class 21,2,3
Templeton Growth Securities -      3/15/1994  -6.34%    7.57%  11.14%       NA   10.21%   0.06%    8.65%  11.42%       NA  10.29%
Class 21,2
Oppenheimer Global Securities/VA*   2/1/2000      NA       NA      NA       NA   -4.65%      NA       NA      NA       NA   1.75%
Oppenheimer High Income/VA*         2/1/2000      NA       NA      NA       NA  -11.09%      NA       NA      NA       NA  -4.69%
Oppenheimer Main Street Growth &    2/1/2000      NA       NA      NA       NA  -13.27%      NA       NA      NA       NA  -6.87%
Income/VA*
PIMCO VIT High Yield Bond -         2/1/2000      NA       NA      NA       NA  -11.58%      NA       NA      NA       NA  -5.18%
Admin. Class*
PIMCO VIT StocksPLUS Growth &       2/1/2000      NA       NA      NA       NA  -12.90%      NA       NA      NA       NA  -6.50%
Income - Admin. Class*
PIMCO VIT Total Return Bond -       2/1/2000      NA       NA      NA       NA    1.06%      NA       NA      NA       NA   7.46%
Admin. Class*
SP Jennison International Growth*  12/15/2000     NA       NA      NA       NA   -6.81%      NA       NA      NA       NA  -0.41%
SP Strategic Partners Focused      12/15/2000     NA       NA      NA       NA  -11.54%      NA       NA      NA       NA  -5.14%
Growth*
Seligman Global Technology -        2/1/2000      NA       NA      NA       NA  -31.30%      NA       NA      NA       NA -24.90%
Class 1*
Seligman Small-Cap Value - Class 1* 2/1/2000      NA       NA      NA       NA   28.42%      NA       NA      NA       NA  34.82%
------------------------------------------------------------------------------------------------------------------------------------

+ Calculated with waiver of fees

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund), standardized Class 2
     Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   ForTempleton  Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

There is no performance shown for the USAZ American Growth, USAZ Growth, USAZ Van Kampen Aggressive Growth, USAZ Van Kampen Comstock, USAZ Van Kampen Growth and Income, USAZ Van Kampen Growth, and Van Kampen LIT Emerging Growth Investment Options because they were first offered under this Contract,as of May 1, 2001.

There is no performance shown for the USAZ Alliance Capital Growth and Income, USAZ Alliance Capital Large Cap Growth, USAZ Alliance Capital Technology, Franklin Global Communications Securities, Franklin High Income, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Real Estate, Franklin S&P 500 Index d, Franklin Value Securities, Franklin Zero Coupon Fund 2005, Franklin Zero Coupon Fund 2010, Templeton International Securities, USAZ Templeton Developed Markets, USAZ PIMCO Growth and Income, USAZ PIMCO Renaissance, and the USAZ PIMCO Value Investment Options because they were first offered under this Contract, as of November 5, 2001.


     CHART B - CONTRACTS WITH ENHANCED GMDB OR ENHANCED GMIB

Total Return for the periods ended December 31, 2000:                                             ACTUAL


                                                         COLUMN I                                   COLUMN II
------------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE      TEN     SINCE   ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR     YEAR   INCEPTIONYEAR     YEAR     YEAR     YEAR  INCEPTION
                             IN INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation -     2/1/2000      NA       NA      NA       NA  -18.80%      NA       NA      NA       NA -12.40%
Series 1*
AIM V.I. International Equity -     2/1/2000      NA       NA      NA       NA  -29.24%      NA       NA      NA       NA -22.84%
Series 1*
AIM V.I. Value - Series 1*          2/1/2000      NA       NA      NA       NA  -21.16%      NA       NA      NA       NA -14.76%
Alger American MidCap Growth*       2/1/2000      NA       NA      NA       NA   -1.27%      NA       NA      NA       NA   5.13%
AZOA Diversified Assets            11/11/1999 -4.63%       NA      NA       NA   -1.36%   1.77%       NA      NA       NA   3.02%
AZOA Fixed Income                  11/11/1999  3.43%       NA      NA       NA    1.79%   9.83%       NA      NA       NA   6.16%
AZOA Global Opportunities*          2/1/2000      NA       NA      NA       NA  -22.70%      NA       NA      NA       NA -16.30%
AZOA Growth+                       11/11/1999-18.19%       NA      NA       NA   -9.15% -11.79%       NA      NA       NA  -4.72%
AZOA Money Market*                  2/1/2000   3.29%                * * * * * * * Seven Day Effective Yield * * * * * * *
Davis VA Financial*                 2/1/2000      NA       NA      NA       NA   26.58%      NA       NA      NA       NA  32.98%
Davis VA Value*                     2/1/2000      NA       NA      NA       NA    2.18%      NA       NA      NA       NA   8.58%
Franklin Growth and Income         1/24/1989   9.44%    5.93%  11.31%   11.58%    9.36%  15.84%    7.05%  11.58%   11.64%   9.43%
Securities - Class 21,2
Franklin Rising Dividends          1/27/1992  12.31%    2.28%  11.82%       NA    9.06%  18.71%    3.49%  12.09%       NA   9.15%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995 -22.57%   15.52%  18.05%       NA   17.86% -16.17%   16.47%  18.27%       NA  17.94%
Franklin U.S. Government - Class   3/14/1989   3.15%    2.91%   3.96%    5.80%    5.84%   9.55%    4.09%   4.31%    5.88%   5.92%
22
Mutual Discovery Securities -      11/8/1996   1.99%    6.08%      NA       NA    9.38%   8.39%    7.20%      NA       NA   9.76%
Class 21,2
Mutual Shares Securities - Class   11/8/1996   4.97%    5.78%      NA       NA    9.19%  11.37%    6.91%      NA       NA   9.57%
21,2
Templeton Developing Markets        3/4/1996 -37.23%   -8.23%  -3.19%       NA   -2.83% -30.83%   -6.76%  -2.76%      NA!  -2.72%
Securities - Class 21,2,3
Templeton Growth Securities -      3/15/1994  -6.61%    7.25%  10.82%       NA    9.89%  -0.21%    8.35%  11.09%       NA   9.97%
Class 21,2
Oppenheimer Global Securities/VA*   2/1/2000      NA       NA      NA       NA   -4.93%      NA       NA      NA       NA   1.47%
Oppenheimer High Income/VA*         2/1/2000      NA       NA      NA       NA  -11.35%      NA       NA      NA       NA  -4.95%
Oppenheimer Main Street Growth &    2/1/2000      NA       NA      NA       NA  -13.52%      NA       NA      NA       NA  -7.12%
Income/VA*
PIMCO VIT High Yield Bond -         2/1/2000      NA       NA      NA       NA  -11.84%      NA       NA      NA       NA  -5.44%
Admin. Class*
PIMCO VIT StocksPLUS Growth &       2/1/2000      NA       NA      NA       NA  -13.16%      NA       NA      NA       NA  -6.76%
Income - Admin. Class*
PIMCO VIT Total Return Bond -       2/1/2000      NA       NA      NA       NA    0.76%      NA       NA      NA       NA   7.16%
Admin. Class*
SP Jennison International Growth*  12/15/2000     NA       NA      NA       NA   -6.82%      NA       NA      NA       NA  -0.42%
SP Strategic Partners Focused      12/15/2000     NA       NA      NA       NA  -11.55%      NA       NA      NA       NA  -5.15%
Growth*
Seligman Global Technology -        2/1/2000      NA       NA      NA       NA  -31.51%      NA       NA      NA       NA -25.11%
Class 1*
Seligman Small-Cap Value - Class    2/1/2000      NA       NA      NA       NA   28.05%      NA       NA      NA       NA  34.45%
1*
----------------------------------------------------------------------------------------------------------------------------------

+ Calculated with waiver of fees

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund), standardized Class 2
     Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   ForTempleton  Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

There is no performance shown for the USAZ American Growth, USAZ Growth, USAZ Van Kampen Aggressive Growth, USAZ Van Kampen Comstock, USAZ Van Kampen Growth and Income, USAZ Van Kampen Growth, and Van Kampen LIT Emerging Growth Investment Options because they were first offered under this Contract,as of May 1, 2001.

There is no performance shown for the USAZ Alliance Capital Growth and Income, USAZ Alliance Capital Large Cap Growth, USAZ Alliance Capital Technology, Franklin Global Communications Securities, Franklin High Income, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Real Estate, Franklin S&P 500 Index d, Franklin Value Securities, Franklin Zero Coupon Fund 2005, Franklin Zero Coupon Fund 2010, Templeton International Securities, USAZ Templeton Developed Markets, USAZ PIMCO Growth and Income, USAZ PIMCO Renaissance, and the USAZ PIMCO Value Investment Options because they were first offered under this Contract, as of November 5, 2001.


     CHART C - CONTRACTS WITH ENHANCED GMDB AND ENHANCED GMIB

Total Return for the periods ended December 31, 2000:                                             ACTUAL


                                                         COLUMN I                                   COLUMN II
------------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE      TEN     SINCE   ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR     YEAR   INCEPTIONYEAR     YEAR     YEAR     YEAR  INCEPTION
                             IN INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation -     2/1/2000      NA       NA      NA       NA  -18.96%      NA       NA      NA       NA -12.56%
Series 1*
AIM V.I. International Equity -     2/1/2000      NA       NA      NA       NA  -29.38%      NA       NA      NA       NA -22.98%
Series 1*
AIM V.I. Value - Series 1*          2/1/2000      NA       NA      NA       NA  -21.32%      NA       NA      NA       NA -14.92%
Alger American MidCap Growth*       2/1/2000      NA       NA      NA       NA   -1.47%      NA       NA      NA       NA   4.93%
AZOA Diversified Assets            11/11/1999 -4.83%       NA      NA       NA   -1.56%   1.57%       NA      NA       NA   2.82%
AZOA Fixed Income                  11/11/1999  3.22%       NA      NA       NA    1.58%   9.62%       NA      NA       NA   5.95%
AZOA Global Opportunities*          2/1/2000      NA       NA      NA       NA  -22.86%      NA       NA      NA       NA -16.46%
AZOA Growth+                       11/11/1999-18.36%       NA      NA       NA   -9.34% -11.96%       NA      NA       NA  -4.91%
AZOA Money Market*                  2/1/2000   3.09%               * * * * * * * Seven Day Effective Yield * * * * * * *
Davis VA Financial*                 2/1/2000      NA       NA      NA       NA   26.34%      NA       NA      NA       NA  32.74%
Davis VA Value*                     2/1/2000      NA       NA      NA       NA    1.98%      NA       NA      NA       NA   8.38%
Franklin Growth and Income         1/24/1989   9.23%    5.72%  11.09%   11.36%    9.14%  15.63%    6.85%  11.36%   11.43%   9.22%
Securities - Class 21,2
Franklin Rising Dividends          1/27/1992  12.10%    2.08%  11.61%       NA    8.85%  18.50%    3.29%  11.87%       NA   8.94%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995 -22.73%   15.29%  17.82%       NA   17.63% -16.33%   16.25%  18.04%       NA  17.71%
Franklin U.S. Government - Class   3/14/1989   2.95%    2.70%   3.75%    5.59%    5.63%   9.35%    3.89%   4.10%    5.67%   5.71%
22
Mutual Discovery Securities -      11/8/1996   1.79%    5.87%      NA       NA    9.17%   8.19%    7.00%      NA       NA   9.55%
Class 21,2
Mutual Shares Securities - Class   11/8/1996   4.77%    5.58%      NA       NA    8.98%  11.17%    6.71%      NA       NA   9.36%
21,2
Templeton Developing Markets        3/4/1996 -37.36%   -8.41%  -3.38%       NA   -3.02% -30.96%   -6.93%  -2.94%       NA  -2.91%
Securities - Class 21,2,3
Templeton Growth Securities -      3/15/1994  -6.79%    7.04%  10.60%       NA    9.67%  -0.39%    8.14%  10.88%       NA   9.75%
Class 21,2
Oppenheimer Global Securities/VA*   2/1/2000      NA       NA      NA       NA   -5.11%      NA       NA      NA       NA   1.29%
Oppenheimer High Income/VA*         2/1/2000      NA       NA      NA       NA  -11.52%      NA       NA      NA       NA  -5.12%
Oppenheimer Main Street Growth &    2/1/2000      NA       NA      NA       NA  -13.69%      NA       NA      NA       NA  -7.29%
Income/VA*
PIMCO VIT High Yield Bond -         2/1/2000      NA       NA      NA       NA  -12.01%      NA       NA      NA       NA  -5.61%
Admin. Class*
PIMCO VIT StocksPLUS Growth &       2/1/2000      NA       NA      NA       NA  -13.33%      NA       NA      NA       NA  -6.93%
Income - Admin. Class*
PIMCO VIT Total Return Bond -       2/1/2000      NA       NA      NA       NA    0.57%      NA       NA      NA       NA   6.97%
Admin. Class*
SP Jennison International Growth*  12/15/2000     NA       NA      NA       NA   -6.82%      NA       NA      NA       NA  -0.42%
SP Strategic Partners Focused      12/15/2000     NA       NA      NA       NA  -11.56%      NA       NA      NA       NA  -5.16%
Growth*
Seligman Global Technology -        2/1/2000      NA       NA      NA       NA  -31.64%      NA       NA      NA       NA -25.24%
Class 1*
Seligman Small-Cap Value - Class    2/1/2000      NA       NA      NA       NA   27.80%      NA       NA      NA       NA  34.20%
1*
----------------------------------------------------------------------------------------------------------------------------------

+ Calculated with waiver of fees

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund), standardized Class 2
     Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   ForTempleton  Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

There is no performance shown for the USAZ American Growth, USAZ Growth, USAZ Van Kampen Aggressive Growth, USAZ Van Kampen Comstock, USAZ Van Kampen Growth and Income, USAZ Van Kampen Growth, and Van Kampen LIT Emerging Growth Investment Options because they were first offered under this Contract,as of May 1, 2001.

There is no performance shown for the USAZ Alliance Capital Growth and Income, USAZ Alliance Capital Large Cap Growth, USAZ Alliance Capital Technology, Franklin Global Communications Securities, Franklin High Income, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Real Estate, Franklin S&P 500 Index d, Franklin Value Securities, Franklin Zero Coupon Fund 2005, Franklin Zero Coupon Fund 2010, Templeton International Securities, USAZ Templeton Developed Markets, USAZ PIMCO Growth and Income, USAZ PIMCO Renaissance, and the USAZ PIMCO Value Investment Options because they were first offered under this Contract, as of November 5, 2001.



     CHART D - CONTRACTS WITH TRADITIONAL GMPB

Total Return for the periods ended December 31, 2000:                                HYPOTHETICAL


                                                         COLUMN I                                   COLUMN II
------------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE      TEN     SINCE   ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR     YEAR   INCEPTIONYEAR     YEAR     YEAR     YEAR  INCEPTION
                             IN INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation -     5/5/1993 -18.54%   12.82%  13.60%       NA   15.66% -12.14%   13.81%  13.85%       NA  15.73%
Series 1*
AIM V.I. International Equity -     5/5/1993 -33.82%    7.02%   9.26%       NA    9.99% -27.42%    8.11%   9.54%       NA  10.06%
Series 1*
AIM V.I. Value - Series 1*          5/5/1993 -22.23%   11.05%  14.01%       NA   15.62% -15.83%   12.07%  14.26%       NA  15.68%
Alger American MidCap Growth*       5/3/1993   1.27%   20.74%  17.38%       NA   20.81%   7.67%   21.61%  17.61%       NA  20.86%
AZOA Diversified Assets            11/12/1999 -4.33%       NA      NA       NA   -1.71%   2.07%    2.07%      NA       NA      NA
AZOA Fixed Income                  11/12/1999  3.76%       NA      NA       NA    1.88%  10.16%   10.16%      NA       NA      NA
AZOA Global Opportunities*          2/1/2000      NA       NA      NA       NA  -22.48% -16.08%       NA      NA       NA      NA
AZOA Growth+                       11/12/1999-17.92%       NA      NA       NA  -10.97% -11.52%  -11.52%      NA       NA      NA
AZOA Money Market*                  2/1/2000   3.60%              * * * * * * * Seven Day Effective Yield * * * * * * *
Davis VA Financial                  7/1/1999  22.00%       NA      NA       NA    8.68%  28.40%       NA      NA       NA  11.86%
Davis VA Value                      7/1/1999   1.38%       NA      NA       NA    3.20%   7.78%       NA      NA       NA   6.45%
Franklin Growth and Income         1/24/1989   9.76%    6.14%  11.57%   11.88%    9.65%  16.16%    7.26%  11.84%   11.94%   9.73%
Securities - Class 21,2
Franklin Rising Dividends          1/27/1992  12.64%    2.46%  12.07%       NA    9.35%  19.04%    3.66%  12.34%       NA   9.42%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995 -22.35%   15.75%  18.33%       NA   18.06% -15.95%   16.70%  18.55%       NA  18.22%
Franklin U.S. Government - Class   3/14/1989   3.45%    3.13%   4.22%    6.09%    6.14%   9.85%    4.31%   4.56%    6.16%   6.21%
22
Mutual Discovery Securities -      11/8/1996   2.28%    6.31%      NA       NA    9.64%   8.68%    7.43%      NA       NA  10.02%
Class 21,2
Mutual Shares Securities - Class   11/8/1996   5.28%    6.15%      NA       NA    9.55%  11.68%    7.28%      NA       NA   9.92%
21,2
Templeton Developing Markets        3/4/1996 -37.04%   -8.05%  -2.96%       NA   -2.58% -30.64%   -6.58%  -2.53%       NA  -2.48%
Securities - Class 21,2,3
Templeton Growth Securities -      3/15/1994  -6.34%    7.52%  11.12%       NA   10.19%   0.06%    8.61%  11.39%       NA  10.27%
Class 21,2
Oppenheimer Global Securities/VA   11/12/1990 -2.77%   21.27%  20.42%   14.08%   13.89%   3.63%   22.14%  20.64%   14.15%  13.96%
Oppenheimer High Income/VA         4/30/1986 -11.47%   -2.47%   3.61%   10.11%    8.93%  -5.07%   -1.16%   3.96%   10.16%   8.99%
Oppenheimer Main Street Growth &    7/5/1995 -16.44%    2.49%  13.48%       NA   16.91% -10.04%    3.69%  13.73%       NA  16.97%
Income/VA
PIMCO VIT High Yield Bond -        4/30/1998  -9.36%       NA      NA       NA   -1.67%  -2.96%       NA      NA       NA  -0.22%
Admin. Class
PIMCO VIT StocksPLUS Growth &      12/31/1997-22.25%    7.38%      NA       NA    7.37% -15.85%    8.46%      NA       NA   8.45%
Income - Admin. Class
PIMCO VIT Total Return Bond -      12/31/1997  1.70%    3.13%      NA       NA    3.13%   8.10%    4.31%      NA       NA   4.31%
Admin. Class
SP Jennison International Growth*  12/15/2000     NA       NA      NA       NA   -6.81%      NA       NA      NA       NA  -0.41%
SP Strategic Partners Focused      12/15/2000     NA       NA      NA       NA  -11.54%      NA       NA      NA       NA  -5.14%
Growth*
Seligman Global Technology -        5/1/1996 -31.20%   29.05%      NA       NA   23.17% -24.80%   29.83%      NA       NA  23.28%
Class 1
Seligman Small-Cap Value - Class 1  5/1/1998  24.75%       NA      NA       NA   13.37%  31.15%       NA      NA       NA  14.58%
----------------------------------------------------------------------------------------------------------------------------------

+ Calculated with waiver of fees

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund), standardized Class 2
     Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   ForTempleton  Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

There is no performance shown for the USAZ American Growth, USAZ Growth, USAZ Van Kampen Aggressive Growth, USAZ Van Kampen Comstock, USAZ Van Kampen Growth and Income, USAZ Van Kampen Growth, and Van Kampen LIT Emerging Growth Investment Options because they were first offered under this Contract,as of May 1, 2001.

There is no performance shown for the USAZ Alliance Capital Growth and Income, USAZ Alliance Capital Large Cap Growth, USAZ Alliance Capital Technology, Franklin Global Communications Securities, Franklin High Income, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Real Estate, Franklin S&P 500 Index d, Franklin Value Securities, Franklin Zero Coupon Fund 2005, Franklin Zero Coupon Fund 2010, Templeton International Securities, USAZ Templeton Developed Markets, USAZ PIMCO Growth and Income, USAZ PIMCO Renaissance, and the USAZ PIMCO Value Investment Options because they were first offered under this Contract, as of November 5, 2001.


     CHART E - CONTRACTS WITH ENHANCED GMDB OR ENHANCED GMIB

Total Return for the periods ended December 31, 2000:                                HYPOTHETICAL


                                                         COLUMN I                                   COLUMN II
------------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE      TEN     SINCE   ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR     YEAR   INCEPTIONYEAR     YEAR     YEAR     YEAR  INCEPTION
                             IN INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation -     5/5/1993   -18.81%  12.48%   13.25%      NA   15.32% -12.41%   13.47%   13.51%      NA   15.38%
Series 1*
AIM V.I. International Equity -     5/5/1993   -34.04%   6.69%    8.93%      NA    9.66% -27.64%    7.79%    9.21%      NA    9.73%
Series 1*
AIM V.I. Value - Series 1*          5/5/1993   -22.48%  10.71%   13.67%      NA   15.27% -16.08%   11.73%   13.92%      NA   15.34%
Alger American MidCap Growth*       5/3/1993     0.95%  20.37%   17.02%      NA   20.44%   7.35%   21.25%   17.26%      NA   20.50%
AZOA Diversified Assets            11/12/1999   -4.63%      NA       NA      NA   -2.06%   1.77%       NA       NA      NA    2.95%
AZOA Fixed Income                  11/12/1999    3.43%      NA       NA      NA    1.52%   9.83%       NA       NA      NA    6.52%
AZOA Global Opportunities*          2/1/2000        NA      NA       NA      NA  -22.70%      NA       NA       NA      NA  -16.30%
AZOA Growth+                       11/12/1999  -18.19%      NA       NA      NA  -11.28% -11.79%       NA       NA      NA   -6.29%
AZOA Money Market*                  2/1/2000     3.29%            * * * * * * * Seven Day Effective Yield * * * * * * *
Davis VA Financial                  7/1/1999    21.62%      NA       NA      NA    8.34%  28.02%       NA       NA      NA   11.52%
Davis VA Value                      7/1/1999     1.06%      NA       NA      NA    2.88%   7.46%       NA       NA      NA    6.13%
Franklin Growth and Income         1/24/1989     9.41%   5.81%   11.24%  11.55%    9.33%  15.81%    6.94%   11.51%  11.61%    9.40%
Securities - Class 21,2
Franklin Rising Dividends          1/27/1992    12.28%   2.14%   11.73%      NA    9.02%  18.68%    3.35%   12.00%      NA    9.10%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995   -22.60%  15.39%   17.97%      NA   17.71% -16.20%   16.35%   18.20%      NA   17.87%
Franklin U.S. Government - Class   3/14/1989     3.12%   2.81%    3.90%   5.77%    5.82%   9.52%    4.00%    4.25%   5.85%    5.89%
22
Mutual Discovery Securities -      11/8/1996     1.96%   5.98%       NA      NA    9.31%   8.36%    7.11%       NA      NA    9.69%
Class 21,2
Mutual Shares Securities - Class   11/8/1996     4.94%   5.82%       NA      NA    9.22%  11.34%    6.95%       NA      NA    9.59%
21,2
Templeton Developing Markets        3/4/1996   -37.25%  -8.34%   -3.26%      NA   -2.88% -30.85%   -6.86%   -2.82%      NA   -2.77%
Securities - Class 21,2,3
Templeton Growth Securities -      3/15/1994    -6.64%   7.19%   10.78%      NA    9.86%  -0.24%    8.29%   11.06%      NA    9.94%
Class 21,2
Oppenheimer Global Securities/VA   11/12/1990   -3.08%  20.90%   20.06%  13.74%   13.55%   3.32%   21.78%   20.28%  13.81%   13.62%
Oppenheimer High Income/VA         4/30/1986   -11.76%  -2.78%    3.30%   9.78%    8.61%  -5.36%   -1.46%    3.65%   9.83%    8.66%
Oppenheimer Main Street Growth &    7/5/1995   -16.71%   2.18%   13.14%      NA   16.56% -10.31%    3.38%   13.39%      NA   16.62%
Income/VA
PIMCO VIT High Yield Bond -        4/30/1998    -9.65%      NA       NA      NA   -1.97%  -3.25%       NA       NA      NA   -0.52%
Admin. Class
PIMCO VIT StocksPLUS Growth &      12/31/1997  -22.51%   7.04%       NA      NA    7.04% -16.11%    8.13%       NA      NA    8.13%
Income - Admin. Class
PIMCO VIT Total Return Bond -      12/31/1997    1.38%   2.81%       NA      NA    2.81%   7.78%    4.00%       NA      NA    4.00%
Admin. Class
SP Jennison International Growth*  12/15/2000       NA      NA       NA      NA   -6.82%      NA       NA       NA      NA   -0.42%
SP Strategic Partners Focused      12/15/2000       NA      NA       NA      NA  -11.55%      NA       NA       NA      NA   -5.15%
Growth*
Seligman Global Technology -        5/1/1996   -31.43%  28.66%       NA      NA   22.80% -25.03%   29.45%       NA      NA   22.91%
Class 1
Seligman Small-Cap Value - Class 1  5/1/1998    24.36%      NA       NA      NA   13.02%  30.76%       NA       NA      NA   14.24%
------------------------------------------------------------------------------------------------------------------------------------

+ Calculated with waiver of fees

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund), standardized Class 2
     Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   ForTempleton  Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

There is no performance shown for the USAZ American Growth, USAZ Growth, USAZ Van Kampen Aggressive Growth, USAZ Van Kampen Comstock, USAZ Van Kampen Growth and Income, USAZ Van Kampen Growth, and Van Kampen LIT Emerging Growth Investment Options because they were first offered under this Contract,as of May 1, 2001.

There is no performance shown for the USAZ Alliance Capital Growth and Income, USAZ Alliance Capital Large Cap Growth, USAZ Alliance Capital Technology, Franklin Global Communications Securities, Franklin High Income, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Real Estate, Franklin S&P 500 Index d, Franklin Value Securities, Franklin Zero Coupon Fund 2005, Franklin Zero Coupon Fund 2010, Templeton International Securities, USAZ Templeton Developed Markets, USAZ PIMCO Growth and Income, USAZ PIMCO Renaissance, and the USAZ PIMCO Value Investment Options because they were first offered under this Contract, as of November 5, 2001.



     CHART F - CONTRACTS WITH ENHANCED GMDB AND ENHANCED GMIB

Total Return for the periods ended December 31, 2000:                                HYPOTHETICAL


                                                         COLUMN I                                   COLUMN II
------------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE      TEN     SINCE   ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR     YEAR   INCEPTIONYEAR     YEAR     YEAR     YEAR  INCEPTION
                             IN INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation -     5/5/1993   -18.98%  12.25%   13.03%      NA   15.09% -12.58%   13.25%   13.28%      NA   15.15%
Series 1*
AIM V.I. International Equity -     5/5/1993   -34.18%   6.47%    8.71%      NA    9.44% -27.78%    7.57%    9.00%      NA    9.51%
Series 1*
AIM V.I. Value - Series 1*          5/5/1993   -22.65%  10.49%   13.44%      NA   15.04% -16.25%   11.51%   13.69%      NA   15.11%
Alger American MidCap Growth*       5/3/1993     0.73%  20.13%   16.79%      NA   20.20%   7.13%   21.01%   17.03%      NA   20.26%
AZOA Diversified Assets            11/12/1999   -4.83%      NA       NA      NA   -2.29%   1.57%       NA       NA      NA    2.71%
AZOA Fixed Income                  11/12/1999    3.22%      NA       NA      NA    1.38%   9.62%       NA       NA      NA    6.28%
AZOA Global Opportunities*          2/1/2000        NA      NA       NA      NA  -22.86%      NA       NA       NA      NA  -16.46%
AZOA Growth+                       11/12/1999  -18.36%      NA       NA      NA  -11.50% -11.96%       NA       NA      NA   -6.50%
AZOA Money Market*                  2/1/2000     3.09%              * * * * * * * Seven Day Effective Yield * * * * * * *
Davis VA Financial                  7/1/1999    21.36%      NA       NA      NA    8.12%  27.76%       NA       NA      NA   11.30%
Davis VA Value                      7/1/1999     0.85%      NA       NA      NA    2.66%   7.25%       NA       NA      NA    5.92%
Franklin Growth and Income         1/24/1989     9.18%   5.59%   11.01%  11.32%    9.11%  15.58%    6.72%   11.29%  11.39%    9.19%
Securities - Class 21,2
Franklin Rising Dividends          1/27/1992    12.04%   1.93%   11.51%      NA    8.80%  18.44%    3.14%   11.77%      NA    8.88%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995   -22.76%  15.16%   17.73%      NA   17.47% -16.36%   16.11%   17.96%      NA   17.63%
Franklin U.S. Government - Class   3/14/1989     2.90%   2.60%    3.69%   5.56%    5.61%   9.30%    3.79%    4.04%   5.64%    5.68%
22
Mutual Discovery Securities -      11/8/1996     1.74%   5.76%       NA      NA    9.09%   8.14%    6.90%       NA      NA    9.47%
Class 21,2
Mutual Shares Securities - Class   11/8/1996     4.72%   5.61%       NA      NA    9.00%  11.12%    6.74%       NA      NA    9.38%
21,2
Templeton Developing Markets        3/4/1996   -37.39%  -8.53%   -3.46%      NA   -3.07% -30.99%   -7.05%   -3.02%      NA   -2.97%
Securities - Class 21,2,3
Templeton Growth Securities -      3/15/1994    -6.83%   6.97%   10.56%      NA    9.64%  -0.43%    8.07%   10.83%      NA    9.72%
Class 21,2
Oppenheimer Global Securities/VA   11/12/1990   -3.28%  20.66%   19.82%  13.51%   13.32%   3.12%   21.54%   20.04%  13.58%   13.39%
Oppenheimer High Income/VA         4/30/1986   -11.95%  -2.98%    3.09%   9.56%    8.39%  -5.55%   -1.65%    3.44%   9.61%    8.44%
Oppenheimer Main Street Growth &    7/5/1995   -16.89%   1.97%   12.91%      NA   16.19% -10.49%    3.17%   13.16%      NA   16.39%
Income/VA
PIMCO VIT High Yield Bond -        4/30/1998    -9.84%      NA       NA      NA   -2.17%  -3.44%       NA       NA      NA   -0.72%
Admin. Class
PIMCO VIT StocksPLUS Growth &      12/31/1997  -22.67%   6.82%       NA      NA    6.82% -16.27%    7.92%       NA      NA    7.91%
Income - Admin. Class
PIMCO VIT Total Return Bond -      12/31/1997    1.17%   2.60%       NA      NA    2.60%   7.57%    3.79%       NA      NA    3.79%
Admin. Class
SP Jennison International Growth*  12/15/2000       NA      NA       NA      NA   -6.82%      NA       NA       NA      NA   -0.42%
SP Strategic Partners Focused      12/15/2000       NA      NA       NA      NA  -11.56%      NA       NA       NA      NA   -5.16%
Growth*
Seligman Global Technology -        5/1/1996   -31.58%  28.40%       NA      NA   22.56% -25.18%   29.19%       NA      NA   22.66%
Class 1
Seligman Small-Cap Value - Class 1  5/1/1998    24.10%      NA       NA      NA   12.79%  30.50%       NA       NA      NA   14.01%
------------------------------------------------------------------------------------------------------------------------------------

+ Calculated with waiver of fees

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund), standardized Class 2
     Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   ForTempleton  Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

There is no performance shown for the USAZ American Growth, USAZ Growth, USAZ Van Kampen Aggressive Growth, USAZ Van Kampen Comstock, USAZ Van Kampen Growth and Income, USAZ Van Kampen Growth, and Van Kampen LIT Emerging Growth Investment Options because they were first offered under this Contract,as of May 1, 2001.

There is no performance shown for the USAZ Alliance Capital Growth and Income, USAZ Alliance Capital Large Cap Growth, USAZ Alliance Capital Technology, Franklin Global Communications Securities, Franklin High Income, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Real Estate, Franklin S&P 500 Index d, Franklin Value Securities, Franklin Zero Coupon Fund 2005, Franklin Zero Coupon Fund 2010, Templeton International Securities, USAZ Templeton Developed Markets, USAZ PIMCO Growth and Income, USAZ PIMCO Renaissance, and the USAZ PIMCO Value Investment Options because they were first offered under this Contract, as of November 5, 2001.

The Investment Option name, listed on the previous tables, has changed as of the date of this Statement of Additional Information as follows:

CURRENT NAME                             PREVIOUS NAME
--------------------------------------------------------------------------------
AZOA Diversified Assets Fund             USAllianz VIP Diversified Assets Fund
AZOA Fixed Income Fund                   USAllianz VIP Fixed Income Fund
AZOA Global Opportunities Fund           USAllianz VIP Global Opportunities Fund
AZOA Growth Fund                         USAllianz VIP Growth Fund
AZOA Money Market Fund                   USAllianz VIP Money Market Fund
USAZ American Growth Fund                USAllianz American Growth Fund
USAZ Growth Fund                         USAllianz Strategic Growth Fund
USAZ Van Kampen Aggressive Growth Fund   USAllianz Aggressive Growth Fund
USAZ Van Kampen Comstock Fund            USAllianz Comstock Fund
USAZ Van Kampen Growth and Income Fund   USAllianz Growth and Income Fund
USAZ Van Kampen Growth Fund              USAllianz Capital Growth Fund




ILLUSTRATIONS

Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "payin", or accumulation phase, or the "payout", or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payin" and "payout" illustrations may have various features, as follows:

o Payin illustrations assume an initial lump sum premium payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract values, withdrawal values, or the death benefit. Payin illustrations may also be designed to show the effect of periodic additional premium payments and withdrawals. Payin illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum premium payment into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period.

o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contract, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. Where applicable, a payout illustration will show the effect of the enhanced GMIB or GMDB that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges. Contract maintenance charges may or may not be deducted from a particular illustration. For fixed payin illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges charges shown in an illustration will vary, depending upon the Contract features you select. For surrender values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about customer illustrations is found in Appendix A to this SAI.


FEDERAL TAX STATUS

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

DIVERSIFICATION


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Insurance Company intends that all Investment Options underlying the Contracts will be managed by the investment managers in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS


The Code provides that multiple non-qualified deferred annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.


PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS

In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2 ; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.


With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Qualified Plans

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.


On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A.  TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAS


Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.


Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy on the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

ANNUITY PROVISIONS

FIXED ANNUITY PAYOUT


A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Investment Option. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.


VARIABLE ANNUITY PAYOUT


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Investment Option(s).


ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:


The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each subaccount the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each subaccount. The Annuity Payment in each subaccount is determined by multiplying the number of Annuity Units then allocated to such subaccount by the Annuity Unit value for that subaccount. On each subsequent valuation date, the value of an Annuity Unit is determined in the following way:


First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a valuation period is equal to:

a. the value of the Annuity Unit for the immediately preceding valuation period.

b.   multiplied by the Net Investment Factor for the current valuation period;

c. divided by the Assumed Net Investment Factor (see below) for the valuation period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is either 3%, 5% or 7%, based on the Contract Owner's selection and any applicable state laws.

MORTALITY AND EXPENSE RISK GUARANTEE

The Insurance Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS

The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, 2000, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2000 are also included herein.

APPENDIX A - ILLUSTRATIONS



                                                                          A-1
                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying investment options offered through the contract may affect contract values, death benefits, and income benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the contract would hypothetically be worth, and how much the guaranteed death benefit and guaranteed income benefit would be, at the end of each year if: (1) the product were offered and the customer purchased the variable annuity on the hypothetical contract date; (2) the customer had made the purchase payments shown; and (3) the customer had allocated the purchase payments to the investment options indicated.

 To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable investment options.

 This illustration may illustrate adjusted historical performance for one or more investment options. If more than one option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

 Performance data for the investment options illustrated in this illustration reflects the deduction of the contract mortality and expense risk charge, administration charge and contract maintenance charge. The fees and expenses of the underlying investment options which serve as funding vehicles are also reflected. The contingent deferred sales charge (CDSC) may or may not be reflected, depending upon what is being illustrated. For example, the CDSC would be deducted from cash surrender value figures that are illustrated, but not contract value figures. Please refer to the prospectus for full details on charges, expenses and fees.

 STANDARDIZED  AVERAGE  ANNUAL  RETURN:  Any  adjusted  historical   performance
 illustration is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the sub-account, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the sub-account. Standardized return includes the effect of all portfolio expenses and all contract expenses. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a CDSC at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.
The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the investment options selected, commencing on the hypothetical purchase date, and calculates the change in contract value from the beginning of the

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
ALT-045 (09/01)                                                          L30800

                                                                             A-2
hypothetical period to the end of the period, adjusted for additional purchase payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the investment option and includes mortality & expense charges, administration charges, and investment option fees, but does not include CDSC. Weighted aggregate return for the portfolios selected for the total period shown is: xx.xx%. Average annual returns for each of the investment options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration. TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the contract will be subject to ordinary income tax to the extent that the contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

 For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the contract is an individual retirement annuity or other qualified contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

 The tax treatment of death benefit proceeds of an annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

 Please read the prospectus for further information.
 COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $100,000.
 Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administration charge. This charge, together with the contract maintenance charge, is for all the expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.

                                    TRADITIONAL                       ENHANCED INCOME OR            ENHANCED INCOME BENEFIT
                                     PROTECTION BENEFIT                  DEATH BENEFIT                 AND DEATH BENEFIT
 MORTALITY & EXPENSE                     1.25%                              1.55%                            1.75%
 ADMINISTRATION                          0.15%                              0.15%                            0.15%
 TOTAL                                   1.40%                              1.70%                            1.90%


--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                             A-3

                           TRADITIONAL INCOME BENEFIT                      ENHANCED INCOME BENEFIT
                            AND EARNINGS PROTECTION                        AND EARNINGS PROTECTION
                                 DEATH BENEFIT                                   DEATH BENEFIT
 MORTALITY & EXPENSE                 1.45%                                          1.75%
 ADMINISTRATION                       .15%                                           .15%
 TOTAL                               1.60%                                          1.90%



The selection of the Traditional or Enhanced GMIB and GMDB must be made at the time of initial Purchase Payment.

Traditional GMIB or GMDB guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.

Enhanced GMIB or GMDB guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals accumulated at 5% per year prior to age 81; or 3) highest anniversary value adjusted for withdrawals prior to age
81. These are available regardless of the value in your account when you decide it is time to take income. You can always (2 years from issue) annuitize your contract value under fixed and variable annuity options. The additional annual cost for one of these enhanced benefits is .30% or for both enhanced benefits,
 .50%.

The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value. The GMIB is subject to a 7-year waiting period and must be annuitized under a fixed annuity option, if a period certain annuity option is chosen, the period must be a minimum of 10 years.

Earnings Protection (EP) Death Benefit guarantees the greater of 1) purchase payments adjusted for withdrawals, 2) contract value; or 3) contract value + 40% (25% if issue age >70) of the lesser of total purchase payments or contract value minus total purchase payments.

If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 7% in the first Contract year and declines to 0% after Contract year
5. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.
 There are also daily investment portfolio charges which currently range, on an annual basis, from 0.57% to 1.81% of the average daily value of the Portfolio, depending upon the Portfolio. This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.
 The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each investment option. This value will fluctuate due to the investment performance of the selected investment option(s). The Contract Value reflects all portfolio expenses and all charges for the contract features selected, but does not include the CDSC. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.
 The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "contract value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a Contract purchased by you may be worth more or less than your original cost.
  International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

--------------------------------------------------------------------------------




































--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
ALT-045 (09/01)                                                           L30800

--------------------------------------------------------------------------------

                             USALLIANZ ALTERITY(TM)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                        Contract Type: Non-Qualified
                                        Guaranteed Minimum Income Benefit
(GMIB):
PERIOD BEGINNING:
                                        Guaranteed Minimum Death Benefit (GMDB):


                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                            ADJUSTED PORTFOLIO RETURN
 As of [12/31/2000], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes:

                                                                             SINCE     DATE OF         SINCE              DATE OF
                                         PORTFOLIO INCEPTION                 PORTFOLIO PORTFOLIO      SUB-ACCOUNT        SUB-ACCOUNT
INVESTMENT OPTION                         1 YEAR      5 YEAR       10 YEAR   INCEPTION INCEPTION       INCEPTION           INCEPTION
                                          ------      ------       -------   --------- ---------       ---------          ----------
USALLIANZ VIP MONEY MARKET FUND             *           *             *         *                                           5/1/2001
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO      *           *             *         *                                           5/1/2001
DAVIS VA FINANCIAL PORTFOLIO                *           *             *         *                                           5/1/2001
DAVIS VA VALUE PORTFOLIO                  15.47%      5.38%         6.28%     8.65%                                        4/19/1995
AIM V.I. GROWTH FUND                        *           *             *         *
AIM V.I. VALUE FUND                       (0.57%)     2.94%         4.56%     3.76%                                        4/19/1995

OPPENHEIMER HIGH INCOME FUND

Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all contract and investment option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Portfolio returns prior to Sub-Account inception have been adjusted for contract expenses.



Past performance is not necessarily indicative of future results.


       [THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]








--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
ALT-045 (09/01)                                                           L30800

                                                                             A-6
                             USALLIANZ ALTERITY(TM)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit
(GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Portfolio (___%)
____ Portfolio (___%)

                          EFFECT OF ADJUSTED HISTORICAL
                     RETURNS ON ILLUSTRATED CONTRACT VALUES


--------------- -------- --------------------- ---------- --------------- ------------- ---------------- ------------ ---------
    END OF        AGE    ADJUSTED HISTORICAL   PURCHASE    WITHDRAWALS      CONTRACT     CASH SURRENDER      GMIB        GMDB
      YEAR                 AVERAGE ANNUAL      PAYMENTS                       VALUE           VALUE
                              RETURN
--------------- -------- --------------------- ---------- --------------- ------------- ---------------- ------------ ---------

   Mm/dd/yyyy      45          Xx.xx%         $x,xxx.00     $(xxx.00)      $x,xxxx.00     $x,xxxx.00      $x,xxx.00

------------------ ---- --------------------- ----------- --------------- ------------- ---------------- ------------ ---------



     This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.

















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
ALT-045 (09/01)                                                          L30800

                                                                             A-7
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit
(GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------
                                      Annuity Option:
                                             Survivor Percentage:
--------------------------------------------
INVESTMENT OPTIONS AND ALLOCATIONS:           Period Certain:
-----------------------------------


____ Portfolio (___%)
____ Portfolio (___%)

                    GUARANTEED MINIMUM INCOME BENEFIT REPORT


   ACCUMULATION PHASE                                                                                              PAYOUT PHASE


 ---------------- ------ ------------ -------------- ------------ ------------ ------------- ---------- ------------ ----------
   ANNIVERSARY     AGE    ADJUSTED    NET PURCHASE    CONTRACT     5% ANNUAL     GREATEST      GMIB      MONTHLY       ANNUAL
      YEAR               HISTORICAL     PAYMENTS*       VALUE      INCREASE    ANNIVERSARY
                           AVERAGE                                  AMOUNT        VALUE
                           ANNUAL
                           RETURN
 ---------------- ------ ------------ -------------- ------------ ------------ ------------- ---------- ------------ ------------

    Mm/dd/yyyy       45    xx.xx%        $xxx.00     $x,xxxx.00    $x,xxx.00   $x,xxx.00    $x,xxx.00    $x,xxx.00      $x,xxx.00

---------------- ------ ------------ -------------- ------------ ------------ ------------- ---------- ------------ ------------

*The Net Purchase Payment column represents purchase payments minus withdrawals in the accumulation phase.




This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.




--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
ALT-045 (09/01)                                                           L30800

                                                                             A-8
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit
(GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------

                    ADJUSTED HISTORICAL DOLLAR COST AVERAGING


                                                                                                                  PERIOD
               INITIAL                MONTHLY                  INITIAL                   ENDING
                                                                                                                  ENDING
              PURCHASE                TRANSFER                 TRANSFER                  TRANSFER
                                                                                                                   VALUE
              PAYMENT                 PERIODS                   DATE                      DATE
                                                                                                                   DATE
            $50,000.00                   20                   05/01/1993               12/01/1994               03/31/2001


                                                                                                                            WITHOUT
                                                                                                       DOLLAR COST
                                                                                                                         DOLLAR COST
                                                     ALLOCATION      ALLOCATION        MONTHLY         AVERAGING
                                                                                                                           AVERAGING
          INVESTMENT OPTIONS                         PERCENTAGE       AMOUNT           TRANSFER      ENDING VALUE
                                                                                                                        ENDING VALUE
  FROM  :

  USALLIANZ VIP MONEY MARKET FUND                        100% (Initial)                                    1,188

  TO :
  ALGER AMERICAN MIDCAP GROWTH PORTFOLIO                 10%             5,000            250              6,522             6,609

  DAVIS VA FINANCIAL PORTFOLIO                           10%             5,000            250              16,397            18,135

  DAVIS VA VALUE PORTFOLIO                               10%             5,000            250              12,528            13,196

  AIM V.I. VALUE FUND                                    30%             15,000           750              31,113            33,695

  AIM V.I. GROWTH FUND                                   20%             10,000           500              22,232            23,964

  OPPENHEIMER HIGH INCOME FUND                           20%             10,000           500              22,911            24,920

  TOTAL                                                 100%             50,000          2,500            112,893           120,519

Dollar Cost Averaging involves continuous investing regardless of fluctuating prices. The investor should consider his or her financial ability to continue purchases through periods of low price levels. Dollar Cost Averaging does not ensure a profit.

This report is based off your initial lump-sum purchase payment only, as illustrated above. Future purchase payments are not taken into consideration.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
ALT-045 (09/01)                                                           L30800

                                                                             A-9
                             USALLIANZ ALTERITY(TM)

Average annual returns for the investment options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.

 The investment options illustrated are based upon adjusted historical returns during the period indicated. Any fixed rate returns illustrated are based upon current returns. However, these returns are not indicative of future results . This illustration is not intended to serve as a projection or prediction of future returns.











































--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
ALT-045 (09/01)                                                           L30800

                                                                            A-10
                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

This is an illustration not a contract. The purpose of this illustration is to demonstrate how a varying rate of return may affect contract values, death benefits, and income benefits over an extended period of time. This illustration is based upon hypothetical fixed returns during the period indicated. This illustration is not intended to serve as a projection or prediction of future returns. It illustrates how much the contract would hypothetically be worth, and how much the guaranteed death benefit and guaranteed income benefit would be, based on the hypothetical rate of return illustrated. No representations are made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the variable investment options.

This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. Please refer to the prospectus for full details on charges, expenses, fees and state premium taxes.

TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the contract will be subject to ordinary income tax to the extent that the contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty.
Please read the prospectus for further information.

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the contract is an individual retirement annuity or other qualified contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds of an annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Please read the prospectus for further information.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if your Contract value is at least $100,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administration charge. This charge, together with the contract maintenance charge, is for all the expenses associated with the administration of the Contract. The

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01
                                   Page x of y
ALT-045 (09/01)                                                           L30800

                                                                            A-11
table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.

                                    TRADITIONAL                       ENHANCED INCOME OR                 ENHANCED INCOME BENEFIT
                                  PROTECTION BENEFIT                    DEATH BENEFIT                     AND DEATH BENEFIT
 MORTALITY & EXPENSE                  1.25%                                1.55%                               1.75%
 ADMINISTRATION                       0.15%                                0.15%                               0.15%
 TOTAL                                1.40%                                1.70%                               1.90%


                           TRADITIONAL INCOME BENEFIT                                 ENHANCED INCOME BENEFIT
                             AND EARNINGS PROTECTION                                  AND EARNINGS PROTECTION
                                DEATH BENEFIT                                                DEATH BENEFIT
 MORTALITY & EXPENSE                 1.45%                                                      1.75%
 ADMINISTRATION                       .15%                                                       .15%
 TOTAL                               1.60%                                                      1.90%


The selection of the Traditional or Enhanced GMIB and GMDB must be made at the time of initial Purchase Payment.

Traditional GMIB or GMDB guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.

Enhanced GMIB or GMDB guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals accumulated at 5% per year prior to age 81; or 3) highest anniversary value adjusted for withdrawals prior to age
81. These are available regardless of the value in your account when you decide it is time to take income. You can always (2 years from issue) annuitize your contract value under fixed and variable annuity options. The additional annual cost for one of these enhanced benefits is .30% or for both enhanced benefits,
 .50%.

The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value. The GMIB is subject to a 7-year waiting period and must be annuitized under a fixed annuity option, if a period certain annuity option is chosen, the period must be a minimum of 10 years.

Earnings Protection (EP) Death Benefit guarantees the greater of 1) purchase payments adjusted for withdrawals, 2) contract value; or 3) contract value + 40% (25% if issue age >70) of the lesser of total purchase payments or contract value minus total purchase payments.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge (CDSC). The CDSC starts at 7% in the first Contract year and declines to 0% after Contract year 5. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
ALT-045 (09/01)                                                           L30800

                                                                            A-12
There are also daily investment charges which currently range, on an annual basis, from 0.57% to 1.81% of the average daily value of the Portfolio, depending upon the Portfolio. This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each investment option. This value will fluctuate due to the investment performance of the selected investment options. The Contract Value reflects all contract charges, and portfolio expenses for the contract features selected but does not reflect the CDSC. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "contract value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a contact purchased by you may be worth more or less than your cost. International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01
                                   Page x of y
 ALT-045 (09/01)                                                          L30800

--------------------------------------------------------------------------------
                                                                            A-13
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                           CONTRACT INFORMATION FOR FEATURES
SELECTED
John Doe
                                         Contract Type: Non-Qualified
                                         Guaranteed Minimum Income Benefit
(GMIB):
PERIOD BEGINNING:                       Guaranteed Minimum Death Benefit (GMDB):
-----------------


                                                HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                                                          GROSS RATE OF RETURN X.XX%


        ---------- ------ ---------------- ------------ ---------------- ------------- ------------- -------------- ----------------
                                                                                                         GMIB
        END OF       AGE    HYPOTHETICAL     PURCHASE       WITHDRAWALS      CONTRACT        CASH                         GMDB
          YEAR              GROSS RATE OF    PAYMENTS                         VALUE       SURRENDER
                               RETURN                                                       VALUE
                          ---------------

                           (NOT TO EXCEED
                               12%)
        ---------- ------ ---------------- ------------ ---------------- ------------- ------------- -------------- ----------------

        Mm/dd/yyyy   45       xx.xx%        $x,xxx.00       ($xxx.00)      $x,xxxx.00    $x,xxxx.00    $x,xxx.00

        ---------- ------ ---------------- ------------ ---------------- ------------- ------------- -------------- ----------------

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of .xxxx%.

This illustration is not intended to serve as a projection or prediction of future returns.

An illustration showing a hypothetical 0% gross rate of return is contained on the following page.










--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                            A-14
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                                 CONTRACT INFORMATION FOR FEATURES
SELECTED
John Doe
                                        Contract Type: Non-Qualified
                                        Guaranteed Minimum Income Benefit
(GMIB):
PERIOD BEGINNING:                       Guaranteed Minimum Death Benefit (GMDB):
------------------


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                           GROSS RATE OF RETURN 0.00%


---------- ----- --------------- ---------------- --------------- --------------- ------------------ ----------------- -----------
                                                                                                            GMIB
END OF     AGE     HYPOTHETICAL     PURCHASE        WITHDRAWALS    CONTRACT VALUE   CASH SURRENDER                         GMDB
  YEAR             GROSS RATE OF    PAYMENTS                                            VALUE
                      RETURN

---------- ----- --------------- ---------------- --------------- --------------- ------------------ ----------------- -----------

Mm/dd/yyyy  45      xx.xx%         $x,xxx.00         ($xxx.00)       $x,xxxx.00       $x,xxxx.00         $x,xxx.00      $x,xxx.00

---------- ----- --------------- ---------------- --------------- --------------- ------------------ ----------------- -----------

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average portfolio fee of .xxxx%.


 [This page must accompany any fixed return illustration showing a gross rate of return in excess of 0%.]
















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                            A-15
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                                  CONTRACT INFORMATION FOR FEATURES
SELECTED
John Doe
                                        Contract Type: Non-Qualified
                                        Guaranteed Minimum Income Benefit
(GMIB):
PERIOD BEGINNING:                       Guaranteed Minimum Death Benefit (GMDB):
-----------------
                                        Annuity Option:
                                                Survivor Percentage:
                                                Period Certain:


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

                    GUARANTEED MINIMUM INCOME BENEFIT REPORT



   ACCUMULATION PHASE                                                                                          PAYOUT PHASE

 ---------------- ------ -------------- ------------- ------------ ------------ ------------ ------ ------- ------------ -----------
   ANNIVERSARY     AGE   HYPOTHETICAL   NET PURCHASE   CONTRACT     5% ANNUAL     GREATEST    GMIB             MONTHLY      ANNUAL
      YEAR                GROSS RATE     PAYMENTS*       VALUE      INCREASE     ANNIVERSARY
                           OF RETURN                                 AMOUNT         VALUE
                            (NOT TO
                          EXCEED 12%)

 ---------------- ------ -------------- ------------- ------------ ------------ ------------ ------ ------- ------------ -----------

    Mm/dd/yyyy     45     xx.xx%          $xxx.00      $x,xxxx.00   $x,xxx.00    $x,xxx.00 $x,xxx.00         $x,xxx.00    $x,xxx.00

 ---------------- ------ ------------ --------------- ------------ ------------ ------------ ------ ------  ------------ -----------

*The Net Purchase Payment column represents purchase payments minus withdrawals in the accumulation phase.

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average portfolio fee of .xxxx%. .

An illustration showing a hypothetical 0% gross rate of return is contained on the following page. This illustration is not intended to serve as a projection or prediction of future returns.





--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                            A-16
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit
(GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------
                                      Annuity Option:
                                             Survivor Percentage:
                                             Period Certain:


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

                    GUARANTEED MINIMUM INCOME BENEFIT REPORT



   ACCUMULATION PHASE                                                                                           PAYOUT PHASE


 ---------------- ---- ------------ ----------- ------------ ------------ ------------ --------- -------- ------------ -----------
   ANNIVERSARY    AGE  HYPOTHETICAL NET PURCHASE  CONTRACT     5% ANNUAL   GREATEST       GMIB               MONTHLY      ANNUAL
      YEAR              GROSS RATE   PAYMENTS*      VALUE      INCREASE    ANNIVERSARY
                         OF RETURN                               AMOUNT      VALUE

                            (0.00%)

 ---------------- ---- ------------ ----------- ------------ ------------ ------------ --------- -------- ------------ -----------

    Mm/dd/yyyy     45     xx.xx%     $xxx.00     $x,xxxx.00    $x,xxx.00   $x,xxx.00    $x,xxx.00           $x,xxx.00   $x,xxx.00

 ---------------- ---- ------------ ----------- ------------ ------------ ------------ --------- -------- ------------ -----------

*The Net Purchase Payment column represents purchase payments minus withdrawals in the accumulation phase.

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average portfolio fee of .xxxx% .

This illustration is not intended to serve as a projection or prediction of future returns. [This page must accompany any fixed return illustration showing a gross rate of return in excess of 0.00%.]





--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                            A-17
                              IMPORTANT DISCLOSURES
             HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This illustration depicts how a payment option may work when you annuitize your contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

 If you want to receive regular income from your annuity, you can choose an Annuity Option at any time after the 2nd Contract anniversary. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

The Contract provides that the Contract cannot be annuitized prior to 2 years after the contract issue date. For this reason, illustrations that you receive will be based upon an annuity start date that is at least 2 years after the issue date.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. THE "VARIABLE" PAYOUT OPTION ILLUSTRATION is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable portfolio expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Of course, past performance of any investment option is not necessarily indicative of future results, and no representation is made as to the future performance of any investment option.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

 This illustration may illustrate adjusted historical performance for one or more investment options. If more than one option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

THE "FIXED" PAYOUT OPTION ILLUSTRATION is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

 VARIABLE PAYOUT ANNUITY- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the investment performance of the portfolio(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the eligible variable investment options.


--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                            A-18
 The AIR was selected by your investment representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable investment options.

 STANDARDIZED AVERAGE ANNUAL RETURN: Any variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the sub-account, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the sub-account. Standardized return includes the effect of all portfolio expenses and all contract expenses. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a contingent deferred sales charge (CDSC) at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.
 FIXED PAYOUT ANNUITY- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

 COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the Contract value is at least $100,000.
 Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administration charge. This charge, together with the contract maintenance charge, is for all the expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.

                                    TRADITIONAL                       ENHANCED INCOME OR               ENHANCED INCOME BENEFIT
                                 PROTECTION BENEFIT                     DEATH BENEFIT                     AND DEATH BENEFIT
 MORTALITY & EXPENSE                  1.25%                             1.55%                                   1.75%
 ADMINISTRATION                       0.15%                             0.15%                                   0.15%
 TOTAL                                1.40%                             1.70%                                   1.90%

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                            A-19

                                    TRADITIONAL INCOME BENEFIT                                      ENHANCED INCOME BENEFIT
                                     AND EARNINGS PROTECTION                                        AND EARNINGS PROTECTION
                                           DEATH BENEFIT                                                 DEATH BENEFIT
 MORTALITY & EXPENSE                          1.45%                                                          1.75%
 ADMINISTRATION                                .15%                                                           .15%

TOTAL                                         1.60%                                                          1.90%



The selection of the Traditional or Enhanced GMIB and GMDB must be made at the time of initial Purchase Payment.

Traditional GMIB or GMDB guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.

Enhanced GMIB or GMDB guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals accumulated at 5% per year prior to age 81; or 3) highest anniversary value adjusted for withdrawals prior to age
81. These are available regardless of the value in your account when you decide it is time to take income. You can always (2 years from issue) annuitize your contract value under fixed and variable annuity options. The additional annual cost for one of these enhanced benefits is .30% or for both enhanced benefits,
 .50%.

The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value. The GMIB is subject to a 7-year waiting period and must be annuitized under a fixed annuity option, if a period certain annuity option is chosen, the period must be a minimum of 10 years.

Earnings Protection (EP) Death Benefit guarantees the greater of 1) purchase payments adjusted for withdrawals, 2) contract value; or 3) contract value + 40% (25% if issue age >70) of the lesser of total purchase payments or contract value minus total purchase payments.

 If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 7% in the first Contract year and declines to 0% after Contract year
 5. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee. There are also daily investment charges which currently range, on an annual basis, from 0.57% to 1.81% of the average daily value of the Portfolio, depending upon the Portfolio.
 This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in.
 International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01
                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                            A-20
                       STANDARDIZED AVERAGE ANNUAL RETURN
                          AND ADJUSTED PORTFOLIO RETURN

 As of [12/31/2000], a one time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all contract charges but without regard to taxes:



                                                                      SINCE       DATE OF         SINCE            DATE OF
                                     PORTFOLIO INCEPTION            PORTFOLIO    PORTFOLIO     SUB-ACCOUNT       SUB-ACCOUNT
INVESTMENT OPTION                     1 YEAR    5 YEAR     10 YEARS INCEPTION     INCEPTION     INCEPTION         INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Fund              *         *           *        *                                          1/22/2001
USAllianz Strategic Growth Fund     (24.76%)    7.29%         *      11.02%                                       4/19/1995


Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all contract and investment option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Portfolio returns prior to Sub-Account inception have been adjusted for contract expenses.



Past performance is not necessarily indicative of future results.


          [THIS PAGE MUST ACCOMPANY ANY PAYOUT ILLUSTRATION CONTAINING ADJUSTED HISTORICAL INFORMATION.]


















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                            A-21
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type:  Non-Qualified
                                      Guaranteed Minimum Income  Benefit
(GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death  Benefit (GMDB):
-----------------




                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS



ANNUITY OPTION:

Annuitization Age:                      65, Male                                   Annuity Value:                     520,097.92
Federal Tax Rate:                         28%
Assumed Investment Rate (AIR):             3.5%
Annuitization Date:______________                                                            Cost Basis:              500,000.00


  INVESTMENT OPTION                                  ALLOCATION    INVESTMENT OPTION                                  ALLOCATION
  ALGER AMERICAN GROWTH FUND                                90%    USALLIANZ STRATEGIC GROWTH FUND                       10%



   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------
   PERIOD ENDING DATE         PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT         TAXABLE AMOUNT        CUMULATIVE
                                                                                                                          PAYOUT
   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------



   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------

This illustration is based upon weighted aggregate historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.
--------------------------------------------------------------------------------

Average annual returns for each of the investment options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.





--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                                                                            A-22
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit
(GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum
--------------------------------------------------------------------------------
Death  Benefit (GMDB


                     HYPOTHETICAL FIXED PAYOUT ANNUITIZATION



ANNUITY OPTION:

Annuitization Age:   65, Male                  Annuity Value:         520,097.92
Federal Tax Rate:
Annuitization Date:                               Cost Basis:         500,000.00



                Monthly                Exclusion                   Taxable
                 Payout                 Amount                      Amount
                xxxxx.xx               xxxxx.xx                    xxxxx.xx





This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your contract.

This illustration is not intended to serve as a projection or prediction of future returns.







--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
9/10/01

                                   Page x of y
 ALT-045 (09/01)                                                          L30800

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 2000

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust, JP Morgan Series Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Seligman Portfolios, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                     KPMG LLP

Minneapolis, Minnesota
March 30, 2001

                                       1
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

Statements of Assets and Liabilities
December 31, 2000
(In thousands)

                                                                        AIM V.I.                     AIM V.I.
                                                                         Capital                  International
                                                                      Appreciation   AIM V.I.        Equity       AIM V.I.
                                                                          Fund      Growth Fund       Fund       Value Fund
                                                                      --------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $6,785        47,737         2,109         4,158
                                                                      --------------------------------------------------------
     Total assets ...............................................         6,785        47,737         2,109         4,158
                                                                      --------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:            27            40            11            21
                                                                      --------------------------------------------------------
     Total liabilities ..........................................            27            40            11            21
                                                                      --------------------------------------------------------
     Net assets .................................................        $6,758        47,697         2,098         4,137
                                                                      ========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 11) ...................        $  630         1,075           338           502
     USAllianz Alterity Enhanced (note 11) ......................           242           354            63           367
     USAllianz Alterity Optional (note 11) ......................           583           877           326           803
     USAllianz Rewards Traditional (note 12) ....................         2,770         1,979         1,116         1,491
     USAllianz Rewards Enhanced (note 12) .......................         2,533         1,702           255           974
     Valuemark II and III (note 9) ..............................            --        22,715            --            --
     Valuemark IV (note 9) ......................................            --        18,840            --            --
     Valuemark Charter Traditional (note 10) ....................            --            --            --            --
     Valuemark Charter Enhanced (note 10) .......................            --            --            --            --
   Contracts in annuity payment period (note 2) .................            --           155            --            --
                                                                      --------------------------------------------------------
     Total contract owners' equity ..............................        $6,758        47,697         2,098         4,137
                                                                      ========================================================

 * Investment shares ............................................           220         1,923           105           152
   Investments at cost ..........................................        $8,052        62,754         2,565         4,780

                                                                                     Alger         Alger
                                                                         Alger      American      American
                                                                       American    Leveraged      MidCap
                                                                        Growth       AllCap        Growth
                                                                       Portfolio    Portfolio     Portfolio
                                                                      ------------------------------------
Assets:
   Investments at net asset value* ..............................       37,562        20,847         5,783
                                                                      ------------------------------------
     Total assets ...............................................       37,562        20,847         5,783
                                                                      ------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           16            29            21
                                                                      ------------------------------------
     Total liabilities ..........................................           16            29            21
                                                                      ------------------------------------
     Net assets .................................................       37,546        20,818         5,762
                                                                      ====================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 11) ...................          466           486           727
     USAllianz Alterity Enhanced (note 11) ......................          265           400           566
     USAllianz Alterity Optional (note 11) ......................          363           362           473
     USAllianz Rewards Traditional (note 12) ....................        3,009         1,395         1,990
     USAllianz Rewards Enhanced (note 12) .......................        1,637           585         2,006
     Valuemark II and III (note 9) ..............................       17,746         9,031            --
     Valuemark IV (note 9) ......................................       13,950         8,472            --
     Valuemark Charter Traditional (note 10) ....................           --            --            --
     Valuemark Charter Enhanced (note 10) .......................           --            --            --
   Contracts in annuity payment period (note 2) .................          110            87            --
                                                                      ------------------------------------
     Total contract owners' equity ..............................       37,546        20,818         5,762
                                                                      ====================================

 * Investment shares ............................................          795           537           189
   Investments at cost ..........................................       47,660        30,118         6,002

                See accompanying notes to financial statements.

                                       2
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                         Alger
                                                                    American Small      Davis VA         Davis VA     Davis VA
                                                                    Capitalization      Financial       Real Estate     Value
                                                                       Portfolio        Portfolio        Portfolio    Portfolio
                                                                     -------------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $   776          2,791          1,598          3,509
                                                                     -------------------------------------------------------------
     Total assets ...............................................            776          2,791          1,598          3,509
                                                                     -------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:              1              7             10             18
                                                                     -------------------------------------------------------------
     Total liabilities ..........................................              1              7             10             18
                                                                     -------------------------------------------------------------
     Net assets .................................................        $   775          2,784          1,588          3,491
                                                                     =============================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $    99            331            145            447
     USAllianz Alterity Enhanced (note 7) .......................             53             92             38             85
     USAllianz Alterity Optional (note 7) .......................            204            150            629            806
     USAllianz Rewards Traditional (note 8) .....................            324          1,198            584          1,418
     USAllianz Rewards Enhanced (note 8) ........................             95          1,013            192            735
     Valuemark II and III  (note 5) .............................             --             --             --             --
     Valuemark IV (note 5) ......................................             --             --             --             --
     Valuemark Charter Traditional (note 6) .....................             --             --             --             --
     Valuemark Charter Enhanced (note 6) ........................             --             --             --             --
   Contracts in annuity payment period (note 2) .................             --             --             --             --
                                                                     -------------------------------------------------------------
     Total contract owners' equity ..............................        $   775          2,784          1,588          3,491
                                                                     =============================================================

 * Investment shares ............................................             33            234            154            317
   Investments at cost ..........................................        $   970          2,600          1,550          3,466

                                                                       Franklin       Franklin       Franklin
                                                                      Aggressive       Global         Global
                                                                        Growth     Communications   Health Care
                                                                      Securities     Securities     Securities
                                                                         Fund           Fund           Fund
                                                                    -------------------------------------------
Assets:
   Investments at net asset value* ..............................        12,362        478,897         41,681
                                                                    -----------------------------------------
     Total assets ...............................................        12,362        478,897         41,681
                                                                    -----------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:            11            154             17
                                                                    -----------------------------------------
     Total liabilities ..........................................            11            154             17
                                                                    -----------------------------------------
     Net assets .................................................        12,351        478,743         41,664
                                                                    =========================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................            --             --             --
     USAllianz Alterity Enhanced (note 7) .......................            --             --             --
     USAllianz Alterity Optional (note 7) .......................            --             --             --
     USAllianz Rewards Traditional (note 8) .....................            --             --             --
     USAllianz Rewards Enhanced (note 8) ........................            --             --             --
     Valuemark II and III  (note 5) .............................         7,092        434,919         25,597
     Valuemark IV (note 5) ......................................         5,238         40,520         15,702
     Valuemark Charter Traditional (note 6) .....................            --            309            236
     Valuemark Charter Enhanced (note 6) ........................            --            183            129
   Contracts in annuity payment period (note 2) .................            21          2,812             --
                                                                    -----------------------------------------
     Total contract owners' equity ..............................        12,351        478,743         41,664
                                                                    =========================================

 * Investment shares ............................................         1,629         37,182          2,461
   Investments at cost ..........................................        16,597        638,054         31,363

                See accompanying notes to financial statements.

                                       3
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                        Franklin                         Franklin      Franklin
                                                                       Growth and        Franklin         Income         Large
                                                                         Income         High Income     Securities    Cap Growth
                                                                          Fund             Fund            Fund     Securities Fund
                                                                        -----------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $740,037         172,940         603,055        394,418
                                                                        -----------------------------------------------------------
     Total assets ...............................................         740,037         172,940         603,055        394,418
                                                                        -----------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:             391              55             388            106
                                                                        -----------------------------------------------------------
     Total liabilities ..........................................             391              55             388            106
                                                                        -----------------------------------------------------------
     Net assets .................................................        $739,646         172,885         602,667        394,312
                                                                        ===========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $    229              --              --             --
     USAllianz Alterity Enhanced (note 7) .......................              15              --              --             --
     USAllianz Alterity Optional (note 7) .......................             382              --              --             --
     USAllianz Rewards Traditional (note 8) .....................             459              --              --             --
     USAllianz Rewards Enhanced (note 8) ........................             307              --              --             --
     Valuemark II and III  (note 5) .............................         585,277         113,554         493,162        218,428
     Valuemark IV (note 5) ......................................         141,196          57,990         101,666        166,665
     Valuemark Charter Traditional (note 6) .....................             429             365           1,207            569
     Valuemark Charter Enhanced (note 6) ........................             466              61             258            493
   Contracts in annuity payment period (note 2) .................          10,886             915           6,374          8,157
                                                                        -----------------------------------------------------------
     Total contract owners' equity ..............................        $739,646         172,885         602,667        394,312
                                                                        ===========================================================

 * Investment shares ............................................          43,126          20,251          41,025         18,756
   Investments at cost ..........................................        $690,789         238,644         614,776        304,642

                                                                                         Franklin
                                                                          Franklin        Natural         Franklin
                                                                        Money Market      Resources      Real Estate
                                                                            Fund       Securities Fund       Fund
                                                                      ---------------------------------------------
Assets:
   Investments at net asset value* ..............................          272,147          44,880         143,271
                                                                      ---------------------------------------------
     Total assets ...............................................          272,147          44,880         143,271
                                                                      ---------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:              261              14              36
                                                                      ---------------------------------------------
     Total liabilities ..........................................              261              14              36
                                                                      ---------------------------------------------
     Net assets .................................................          271,886          44,866         143,235
                                                                      =============================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................               --              --              --
     USAllianz Alterity Enhanced (note 7) .......................               --              --              --
     USAllianz Alterity Optional (note 7) .......................               --              --              --
     USAllianz Rewards Traditional (note 8) .....................               --              --              --
     USAllianz Rewards Enhanced (note 8) ........................               --              --              --
     Valuemark II and III  (note 5) .............................          187,203          35,412         104,814
     Valuemark IV (note 5) ......................................           61,300           9,326          36,774
     Valuemark Charter Traditional (note 6) .....................           21,487              73             645
     Valuemark Charter Enhanced (note 6) ........................               --              15             155
   Contracts in annuity payment period (note 2) .................            1,896              40             847
                                                                      ---------------------------------------------
     Total contract owners' equity ..............................          271,886          44,866         143,235
                                                                      =============================================

 * Investment shares ............................................          272,147           3,028           8,206
   Investments at cost ..........................................          272,147          35,008         142,515

                See accompanying notes to financial statements.

                                       4
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                         Franklin
                                                                          Rising         Franklin                        Franklin
                                                                         Dividends       S & P 500      Franklin        Technology
                                                                        Securities         Index        Small Cap       Securities
                                                                           Fund            Fund           Fund             Fund
                                                                        -----------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $328,289          42,178         364,865           8,182
                                                                        -----------------------------------------------------------
     Total assets ...............................................         328,289          42,178         364,865           8,182
                                                                        -----------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:             222              12             285              11
                                                                        -----------------------------------------------------------
     Total liabilities ..........................................             222              12             285              11
                                                                        -----------------------------------------------------------
     Net assets .................................................        $328,067          42,166         364,580           8,171
                                                                        ===========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $     88              --             708              --
     USAllianz Alterity Enhanced (note 7) .......................               7              --             307              --
     USAllianz Alterity Optional (note 7) .......................              11              --             465              --
     USAllianz Rewards Traditional (note 8) .....................             196              --           2,284              --
     USAllianz Rewards Enhanced (note 8) ........................             116              --             507              --
     Valuemark II and III  (note 5) .............................         253,281          23,803         218,065           4,227
     Valuemark IV (note 5) ......................................          69,812          17,553         136,129           3,925
     Valuemark Charter Traditional (note 6) .....................             399              --             314              --
     Valuemark Charter Enhanced (note 6) ........................             210              --             199              --
   Contracts in annuity payment period (note 2) .................           3,947             810           5,602              19
                                                                        -----------------------------------------------------------
     Total contract owners' equity ..............................        $328,067          42,166         364,580           8,171
                                                                        ===========================================================

 * Investment shares ............................................          24,815           4,366          17,171           1,079
   Investments at cost ..........................................        $334,035          45,285         305,028          11,887


                                                                          Franklin        Franklin
                                                                            U.S.            Value          Franklin
                                                                         Government       Securities     Zero Coupon
                                                                            Fund             Fund        Fund - 2005
                                                                      ----------------------------------------------
Assets:
   Investments at net asset value* ..............................           383,826          18,589          55,872
                                                                      ----------------------------------------------
     Total assets ...............................................           383,826          18,589          55,872
                                                                      ----------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:                71              61              12
                                                                      ----------------------------------------------
     Total liabilities ..........................................                71              61              12
                                                                      ----------------------------------------------
     Net assets .................................................           383,755          18,528          55,860
                                                                      ==============================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................                74              --              --
     USAllianz Alterity Enhanced (note 7) .......................                26              --              --
     USAllianz Alterity Optional (note 7) .......................               306              --              --
     USAllianz Rewards Traditional (note 8) .....................             1,328              --              --
     USAllianz Rewards Enhanced (note 8) ........................               396              --              --
     Valuemark II and III  (note 5) .............................           312,998           9,669          42,909
     Valuemark IV (note 5) ......................................            66,758           8,267          12,948
     Valuemark Charter Traditional (note 6) .....................               990             151              --
     Valuemark Charter Enhanced (note 6) ........................               426              26              --
   Contracts in annuity payment period (note 2) .................               453             415               3
                                                                      ----------------------------------------------
     Total contract owners' equity ..............................           383,755          18,528          55,860
                                                                      ==============================================

 * Investment shares ............................................            29,167           1,885           3,518
   Investments at cost ..........................................           379,667          15,476          54,084

                See accompanying notes to financial statements.

                                       5
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                       J.P. Morgan
                                                                       Franklin       International        J.P. Morgan
                                                                      Zero Coupon     Opportunities     U.S. Disciplined
                                                                      Fund - 2010       Portfolio           Portfolio
                                                                      -----------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $52,264            567                628
                                                                      -----------------------------------------------------
     Total assets ...............................................         52,264            567                628
                                                                      -----------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:             12              2                  2
                                                                      -----------------------------------------------------
     Total liabilities ..........................................             12              2                  2
                                                                      -----------------------------------------------------
     Net assets .................................................        $52,252            565                626
                                                                      =====================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $    --            222                 55
     USAllianz Alterity Enhanced (note 7) .......................             --             11                 63
     USAllianz Alterity Optional (note 7) .......................             --             51                 51
     USAllianz Rewards Traditional (note 8) .....................             --            175                273
     USAllianz Rewards Enhanced (note 8) ........................             --            106                184
     Valuemark II and III  (note 5) .............................         36,155             --                 --
     Valuemark IV (note 5) ......................................         16,088             --                 --
     Valuemark Charter Traditional (note 6) .....................             --             --                 --
     Valuemark Charter Enhanced (note 6) ........................             --             --                 --
     Contracts in annuity payment period (note 2) ...............              9             --                 --
                                                                      -----------------------------------------------------
     Total contract owners' equity ..............................        $52,252            565                626
                                                                      =====================================================

 * Investment shares ............................................          3,168             50                 42
   Investments at cost ..........................................        $50,787            613                695

                                                                         Mutual         Mutual       Oppenheimer
                                                                        Discovery       Shares         Global       Oppenheimer
                                                                       Securities     Securities     Securities     High Income
                                                                          Fund           Fund          Fund/VA        Fund/VA
                                                                      ---------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        180,691        376,940          3,703          1,041
                                                                      ---------------------------------------------------------
     Total assets ...............................................        180,691        376,940          3,703          1,041
                                                                      ---------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:            256            352             21              6
                                                                      ---------------------------------------------------------
     Total liabilities ..........................................            256            352             21              6
                                                                      ---------------------------------------------------------
     Net assets .................................................        180,435        376,588          3,682          1,035
                                                                      =========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................            215            410            453            304
     USAllianz Alterity Enhanced (note 7) .......................             67            135            341              7
     USAllianz Alterity Optional (note 7) .......................             72            131            672              1
     USAllianz Rewards Traditional (note 8) .....................            193             67          1,851            673
     USAllianz Rewards Enhanced (note 8) ........................             45             62            365             50
     Valuemark II and III  (note 5) .............................         68,662        132,688             --             --
     Valuemark IV (note 5) ......................................        105,825        234,717             --             --
     Valuemark Charter Traditional (note 6) .....................            197          1,042             --             --
     Valuemark Charter Enhanced (note 6) ........................            236            408             --             --
     Contracts in annuity payment period (note 2) ...............          4,923          6,928             --             --
                                                                      ---------------------------------------------------------
     Total contract owners' equity ..............................        180,435        376,588          3,682          1,035
                                                                      =========================================================

 * Investment shares ............................................         12,419         26,471            122            112
   Investments at cost ..........................................        147,725        311,157          3,850          1,077

                See accompanying notes to financial statements.

                                       6
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                         Oppenheimer                              PIMCO VIT
                                                                         Main Street          PIMCO VIT          StocksPLUS
                                                                          Growth &         High Yield Bond       Growth and
                                                                       Income Fund/VA         Portfolio       Income Portfolio
                                                                       ---------------------------------------------------------
Assets:
   Investments at net asset value* ..............................            $5,767               612               759
                                                                       ---------------------------------------------------------
     Total assets ...............................................             5,767               612               759
                                                                       ---------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:                30                10                 3
                                                                       ---------------------------------------------------------
     Total liabilities ..........................................                30                10                 3
                                                                       ---------------------------------------------------------
     Net assets .................................................            $5,737               602               756
                                                                       =========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................            $1,167               128                72
     USAllianz Alterity Enhanced (note 7) .......................               185                40                 7
     USAllianz Alterity Optional (note 7) .......................               352               283                85
     USAllianz Rewards Traditional (note 8) .....................             2,524               133               437
     USAllianz Rewards Enhanced (note 8) ........................             1,509                18               155
     Valuemark II and III  (note 5) .............................                --                --                --
     Valuemark IV (note 5) ......................................                --                --                --
     Valuemark Charter Traditional (note 6) .....................                --                --                --
     Valuemark Charter Enhanced (note 6) ........................                --                --                --
   Contracts in annuity payment period (note 2) .................                --                --                --
                                                                       ---------------------------------------------------------
     Total contract owners' equity ..............................            $5,737               602               756
                                                                       =========================================================

 * Investment shares ............................................               271                74                69
   Investments at cost ..........................................            $6,325               636               897

                                                                       PIMCO VIT        Seligman          Seligman      Templeton
                                                                         Total           Global           Small-Cap       Asset
                                                                      Return Bond      Technology           Value       Strategy
                                                                       Portfolio          Fund              Fund          Fund
                                                                    -------------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        1,789             4,849             1,668         42,897
                                                                    -------------------------------------------------------------
     Total assets ...............................................        1,789             4,849             1,668         42,897
                                                                    -------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           10                25                 8            111
                                                                    -------------------------------------------------------------
     Total liabilities ..........................................           10                25                 8            111
                                                                    -------------------------------------------------------------
     Net assets .................................................        1,779             4,824             1,660         42,786
                                                                    =============================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................          258             1,014               205             --
     USAllianz Alterity Enhanced (note 7) .......................           25               445                 9             --
     USAllianz Alterity Optional (note 7) .......................          226               599               184             --
     USAllianz Rewards Traditional (note 8) .....................        1,241             1,964             1,043             --
     USAllianz Rewards Enhanced (note 8) ........................           29               802               219             --
     Valuemark II and III  (note 5) .............................           --                --                --         25,939
     Valuemark IV (note 5) ......................................           --                --                --         15,343
     Valuemark Charter Traditional (note 6) .....................           --                --                --             33
     Valuemark Charter Enhanced (note 6) ........................           --                --                --             30
   Contracts in annuity payment period (note 2) .................           --                --                --          1,441
                                                                    -------------------------------------------------------------
     Total contract owners' equity ..............................        1,779             4,824             1,660         42,786
                                                                    =============================================================

 * Investment shares ............................................          183               241               158          2,232
   Investments at cost ..........................................        1,754             6,292             1,526         44,658

                See accompanying notes to financial statements.

                                       7
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                       Templeton                         Templeton     Templeton
                                                                      Developing         Templeton         Growth     International
                                                                        Markets        Global Income     Securities    Securities
                                                                    Securities Fund   Securities Fund       Fund          Fund
                                                                    ---------------------------------------------------------------
Assets:
   Investments at net asset value* ..............................     $ 91,771            58,552           521,992       517,671
                                                                    ---------------------------------------------------------------
     Total assets ...............................................       91,771            58,552           521,992       517,671
                                                                    ---------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           82                21               461           347
                                                                    ---------------------------------------------------------------
     Total liabilities ..........................................           82                21               461           347
                                                                    ---------------------------------------------------------------
     Net assets .................................................     $ 91,689            58,531           521,531       517,324
                                                                    ===============================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................     $     45                --               233            --
     USAllianz Alterity Enhanced (note 7) .......................            8                --               130            --
     USAllianz Alterity Optional (note 7) .......................          111                --               177            --
     USAllianz Rewards Traditional (note 8) .....................           97                --               109            --
     USAllianz Rewards Enhanced (note 8) ........................           --                --               155            --
     Valuemark II and III  (note 5) .............................       64,784            49,021           351,085       424,521
     Valuemark IV (note 5) ......................................       25,659             8,841           159,920        86,234
     Valuemark Charter Traditional (note 6) .....................          206               530             1,151         2,946
     Valuemark Charter Enhanced (note 6) ........................          117                 6               399           458
   Contracts in annuity payment period (note 2) .................          662               133             8,172         3,165
                                                                    ---------------------------------------------------------------
     Total contract owners' equity ..............................     $ 91,689            58,531           521,531       517,324
                                                                    ===============================================================

 * Investment shares ............................................       17,482             5,078            37,936        27,566
   Investments at cost ..........................................     $117,371            63,518           488,427       567,498

                                                                                                         USAllianz
                                                                          Templeton       Templeton         VIP
                                                                         International      Pacific      Diversified
                                                                            Smaller         Growth         Assets
                                                                        Companies Fund       Fund           Fund
                                                                      ---------------------------------------------
Assets:
   Investments at net asset value* ..............................             19,182          46,655         2,020
                                                                      ---------------------------------------------
     Total assets ...............................................             19,182          46,655         2,020
                                                                      ---------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:                 42              50            10
                                                                      ---------------------------------------------
     Total liabilities ..........................................                 42              50            10
                                                                      ---------------------------------------------
     Net assets .................................................             19,140          46,605         2,010
                                                                      =============================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................                 --              21           185
     USAllianz Alterity Enhanced (note 7) .......................                 --               7            --
     USAllianz Alterity Optional (note 7) .......................                 --              10             5
     USAllianz Rewards Traditional (note 8) .....................                 --              --            45
     USAllianz Rewards Enhanced (note 8) ........................                 --              12            17
     Valuemark II and III  (note 5) .............................              9,160          38,688           840
     Valuemark IV (note 5) ......................................              9,251           7,393           918
     Valuemark Charter Traditional (note 6) .....................                 11               5            --
     Valuemark Charter Enhanced (note 6) ........................                150              99            --
   Contracts in annuity payment period (note 2) .................                568             370            --
                                                                      ---------------------------------------------
     Total contract owners' equity ..............................             19,140          46,605         2,010
                                                                      =============================================

 * Investment shares ............................................              1,783           6,172           201
   Investments at cost ..........................................             19,427          50,453         2,131

                See accompanying notes to financial statements.

                                       8
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                     USAllianz        USAllianz                    USAllianz
                                                                     VIP Fixed       VIP Global      USAllianz     VIP Money
                                                                      Income        Opportunities   VIP Growth      Market
                                                                       Fund             Fund           Fund          Fund
                                                                     ---------------------------------------------------------
Assets:
   Investments at net asset value* ..............................    $   1,581           88           1,271         11,948
                                                                     ---------------------------------------------------------
     Total assets ...............................................        1,581           88           1,271         11,948
                                                                     ---------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           10           --              11            159
                                                                     ---------------------------------------------------------
     Total liabilities ..........................................           10           --              11            159
                                                                     ---------------------------------------------------------
     Net assets .................................................    $   1,571           88           1,260         11,789
                                                                     =========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................    $      74           33              87            969
     USAllianz Alterity Enhanced (note 7) .......................           10            2              34            118
     USAllianz Alterity Optional (note 7) .......................           82           26              10            593
     USAllianz Rewards Traditional (note 8) .....................           91           18              52          9,543
     USAllianz Rewards Enhanced (note 8) ........................          148            9               5            566
     Valuemark II and III  (note 5) .............................          522           --             577             --
     Valuemark IV (note 5) ......................................          585           --             495             --
     Valuemark Charter Traditional (note 6) .....................           --           --              --             --
     Valuemark Charter Enhanced (note 6) ........................           --           --              --             --
   Contracts in annuity payment period (note 2) .................           59           --              --             --
                                                                     ---------------------------------------------------------
     Total contract owners' equity ..............................    $   1,571           88           1,260         11,789
                                                                     =========================================================

 * Investment shares ............................................          155           11             134         11,948
   Investments at cost ..........................................    $   1,555          103           1,438         11,948

                                                                                           Van Kampen
                                                                         Van Kampen       LIT Growth &         Total
                                                                       LIT Enterprise        Income             All
                                                                          Portfolio         Portfolio          Funds
                                                                     -------------------------------------------------
Assets:
   Investments at net asset value* ..............................            929              1,739          6,188,718
                                                                     -------------------------------------------------
     Total assets ...............................................            929              1,739          6,188,718
                                                                     -------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:              4                  2              4,355
                                                                     -------------------------------------------------
     Total liabilities ..........................................              4                  2              4,355
                                                                     -------------------------------------------------
     Net assets .................................................            925              1,737          6,184,363
                                                                     =================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................             57                106             12,658
     USAllianz Alterity Enhanced (note 7) .......................            104                 63              4,691
     USAllianz Alterity Optional (note 7) .......................             46                305             10,812
     USAllianz Rewards Traditional (note 8) .....................            612              1,089             43,771
     USAllianz Rewards Enhanced (note 8) ........................            106                174             17,789
     Valuemark II and III  (note 5) .............................             --                 --          4,322,544
     Valuemark IV (note 5) ......................................             --                 --          1,664,300
     Valuemark Charter Traditional (note 6) .....................             --                 --             33,295
     Valuemark Charter Enhanced (note 6) ........................             --                 --              4,524
   Contracts in annuity payment period (note 2) .................             --                 --             69,979
                                                                     -------------------------------------------------
     Total contract owners' equity ..............................            925              1,737          6,184,363
                                                                     =================================================

 * Investment shares ............................................             46                102            688,697
   Investments at cost ..........................................          1,111              1,739          6,205,225

                See accompanying notes to financial statements.

                                       9
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations
For the year ended December 31, 2000
(In thousands)

                                                                     AIM V.I.                          AIM V.I.
                                                                      Capital            AIM         International       AIM V.I.
                                                                   Appreciation      V.I. Growth        Equity            Value
                                                                       Fund             Fund             Fund              Fund
                                                                   ---------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $    --                 5              5                 5
                                                                   ---------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                3                 8              2                 3
     USAllianz Alterity Enhanced ........................                1                 2             --                 2
     USAllianz Alterity Optional ........................                3                 4              2                 4
     USAllianz Rewards Traditional ......................               12                 8              6                 8
     USAllianz Rewards Enhanced .........................                7                 7              1                 4
     Valuemark II & III .................................               --               324             --                --
     Valuemark IV .......................................               --               275             --                --
     Valuemark Charter Traditional ......................               --                --             --                --
     Valuemark Charter Enhanced .........................               --                --             --                --
                                                                   ---------------------------------------------------------------
   Total expenses .......................................               26               628             11                21
                                                                   ---------------------------------------------------------------
   Investment income (loss), net ........................              (26)             (623)            (6)              (16)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..              175             1,593            129               181
   Realized gains (losses) on sales of investments, net .               (8)             (419)            (6)              (27)
                                                                   ---------------------------------------------------------------
         Realized gains (losses) on investments, net ....              167             1,174            123               154
                                                                   ---------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           (1,267)          (15,376)          (456)             (621)
                                                                   ---------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....           (1,100)          (14,202)          (333)             (467)
                                                                   ---------------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $(1,126)          (14,825)          (339)             (483)
                                                                   ===============================================================

                                                                                     Alger            Alger
                                                                                    American         American
                                                                     Alger          Leveraged         MidCap
                                                                  American           AllCap           Growth
                                                               Growth Portfolio    Portfolio        Portfolio
                                                             ------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................             --                --                --
                                                             ------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              2                 3                 4
     USAllianz Alterity Enhanced ........................              1                 2                 2
     USAllianz Alterity Optional ........................              2                 1                --
     USAllianz Rewards Traditional ......................             13                 7                 7
     USAllianz Rewards Enhanced .........................              6                 3                 7
     Valuemark II & III .................................            241               162                --
     Valuemark IV .......................................            190               149                --
     Valuemark Charter Traditional ......................             --                --                --
     Valuemark Charter Enhanced .........................             --                --                --
                                                             ------------------------------------------------
   Total expenses .......................................            455               327                20
                                                             ------------------------------------------------
   Investment income (loss), net ........................           (455)             (327)              (20)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          4,449             2,488                36
   Realized gains (losses) on sales of investments, net .           (814)           (1,238)              (25)
                                                             ------------------------------------------------
         Realized gains (losses) on investments, net ....          3,635             1,250                11
                                                             ------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................        (10,582)           (9,927)             (219)
                                                             ------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....         (6,947)           (8,677)             (208)
                                                             ------------------------------------------------
Net increase (decrease) in net assets from operations ...         (7,402)           (9,004)             (228)
                                                             ================================================

                 See accompanying notes to financial statements.

                                       10
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                        Alger
                                                                      American
                                                                        Small          Davis VA         Davis VA        Davis VA
                                                                   Capitalization      Financial       Real Estate        Value
                                                                      Portfolio        Portfolio        Portfolio       Portfolio
                                                                   ----------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $     --                  2                 15              10
                                                                   ----------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                --                  1                  1               2
     USAllianz Alterity Enhanced ........................                --                 --                 --               3
     USAllianz Alterity Optional ........................                --                 --                  4               4
     USAllianz Rewards Traditional ......................                 1                  2                  3               6
     USAllianz Rewards Enhanced .........................                --                  2                  1               3
     Valuemark II & III .................................                --                 --                 --              --
     Valuemark IV .......................................                --                 --                 --              --
     Valuemark Charter Traditional ......................                --                 --                 --              --
     Valuemark Charter Enhanced .........................                --                 --                 --              --
                                                                   ----------------------------------------------------------------
   Total expenses .......................................                 1                  5                  9              18
                                                                   ----------------------------------------------------------------
   Investment income (loss), net ........................                (1)                (3)                 6              (8)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..                57                 36                 --              30
   Realized gains (losses) on sales of investments, net .                (5)                12                 18              (2)
                                                                   ----------------------------------------------------------------
         Realized gains (losses) on investments, net ....                52                 48                 18              28
                                                                   ----------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................              (194)               191                 48              43
                                                                   ----------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....              (142)               239                 66              71
                                                                   ----------------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $   (143)               236                 72              63
                                                                   ================================================================

                                                                        Franklin          Franklin         Franklin
                                                                       Aggressive          Global           Global
                                                                         Growth        Communications     Health Care
                                                                       Securities        Securities       Securities
                                                                          Fund              Fund             Fund
                                                                   -------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................                     --             17,342               8
                                                                   -------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                     --                 --              --
     USAllianz Alterity Enhanced ........................                     --                 --              --
     USAllianz Alterity Optional ........................                     --                 --              --
     USAllianz Rewards Traditional ......................                     --                 --              --
     USAllianz Rewards Enhanced .........................                     --                 --              --
     Valuemark II & III .................................                     38             10,194             234
     Valuemark IV .......................................                     22                859             161
     Valuemark Charter Traditional ......................                     --                  2               2
     Valuemark Charter Enhanced .........................                     --                  2               2
                                                                   -------------------------------------------------
   Total expenses .......................................                     60             11,057             399
                                                                   -------------------------------------------------
   Investment income (loss), net ........................                    (60)             6,285            (391)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..                     --            165,954              --
   Realized gains (losses) on sales of investments, net .                   (473)            18,476           1,909
                                                                   -------------------------------------------------
         Realized gains (losses) on investments, net ....                   (473)           184,430           1,909
                                                                   -------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................                 (4,235)          (452,896)          9,915
                                                                   -------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....                 (4,708)          (268,466)         11,824
                                                                   -------------------------------------------------
Net increase (decrease) in net assets from operations ...                 (4,768)          (262,181)         11,433
                                                                   =================================================

                See accompanying notes to financial statements.

                                       11
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                    Franklin                                   Franklin
                                                                     Growth                     Franklin         Large
                                                                   and Income      Franklin      Income       Cap Growth
                                                                   Securities     High Income  Securities     Securities
                                                                      Fund           Fund         Fund           Fund
                                                                   -------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $  49,600         1,028        77,117         1,939
                                                                   -------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                  1            --            --            --
     USAllianz Alterity Enhanced ........................                 --            --            --            --
     USAllianz Alterity Optional ........................                  2            --            --            --
     USAllianz Rewards Traditional ......................                  1            --            --            --
     USAllianz Rewards Enhanced .........................                  1            --            --            --
     Valuemark II & III .................................              8,775         2,088         7,537         3,281
     Valuemark IV .......................................              1,988         1,035         1,463         2,556
     Valuemark Charter Traditional ......................                  7             4            17             8
     Valuemark Charter Enhanced .........................                  7             1             3             6
                                                                   -------------------------------------------------------
   Total expenses .......................................             10,782         3,128         9,020         5,851
                                                                   -------------------------------------------------------
   Investment income (loss), net ........................             38,818        (2,100)       68,097        (3,912)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             91,990            --        29,806        21,517
   Realized gains (losses) on sales of investments, net .              6,733       (38,973)      (13,484)       18,231
                                                                   -------------------------------------------------------
         Realized gains (losses) on investments, net ....             98,723       (38,973)       16,322        39,748
                                                                   -------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................            (31,093)       11,375        18,797       (19,040)
                                                                   -------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....             67,630       (27,598)       35,119        20,708
                                                                   -------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $ 106,448       (29,698)      103,216        16,796
                                                                   =======================================================

                                                                                    Franklin
                                                                      Franklin       Natural
                                                                        Money       Resources      Franklin
                                                                       Market      Securities     Real Estate
                                                                        Fund          Fund           Fund
                                                                  -------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................               15,967            280          9,784
                                                                  -------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                   --             --             --
     USAllianz Alterity Enhanced ........................                   --             --             --
     USAllianz Alterity Optional ........................                   --             --             --
     USAllianz Rewards Traditional ......................                   --             --             --
     USAllianz Rewards Enhanced .........................                   --             --             --
     Valuemark II & III .................................                2,729            478          1,506
     Valuemark IV .......................................                  919            121            495
     Valuemark Charter Traditional ......................                   93              1              7
     Valuemark Charter Enhanced .........................                   --             --              1
                                                                  -------------------------------------------
   Total expenses .......................................                3,741            600          2,009
                                                                  -------------------------------------------
   Investment income (loss), net ........................               12,226           (320)         7,775
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..                   --             --          5,823
   Realized gains (losses) on sales of investments, net .                   --          1,997         (6,687)
                                                                  -------------------------------------------
         Realized gains (losses) on investments, net ....                   --          1,997           (864)
                                                                  -------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................                   --         10,450         29,768
                                                                  -------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....                   --         12,447         28,904
                                                                  -------------------------------------------
Net increase (decrease) in net assets from operations ...               12,226         12,127         36,679
                                                                  ===========================================

                See accompanying notes to financial statements.

                                       12
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                 Franklin
                                                                  Rising
                                                                 Dividends        Franklin         Franklin          Franklin
                                                                Securities      S&P 500 Index      Small Cap        Technology
                                                                   Fund             Fund             Fund         Securities Fund
                                                                ------------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $ 12,409             18               --               --
                                                                ------------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              --             --                4               --
     USAllianz Alterity Enhanced ........................              --             --                1               --
     USAllianz Alterity Optional ........................              --             --                2               --
     USAllianz Rewards Traditional ......................               1             --               10               --
     USAllianz Rewards Enhanced .........................              --             --                2               --
     Valuemark II & III .................................           3,799            293            4,113               27
     Valuemark IV .......................................             982            235            2,427               26
     Valuemark Charter Traditional ......................               4             --                9               --
     Valuemark Charter Enhanced .........................               3             --                2               --
                                                                ------------------------------------------------------------------
   Total expenses .......................................           4,789            528            6,570               53
                                                                ------------------------------------------------------------------
   Investment income (loss), net ........................           7,620           (510)          (6,570)             (53)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          56,174             --           32,768               --
   Realized gains (losses) on sales of investments, net .         (15,122)           (62)          63,935             (254)
                                                                ------------------------------------------------------------------
         Realized gains (losses) on investments, net ....          41,052            (62)          96,703             (254)
                                                                ------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           4,876         (3,493)        (159,623)          (3,705)
                                                                ------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....          45,928         (3,555)         (62,920)          (3,959)
                                                                ------------------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $ 53,548         (4,065)         (69,490)          (4,012)
                                                                ==================================================================


                                                                 Franklin
                                                                   U.S.            Franklin         Franklin
                                                                Government     Value Securities    Zero Coupon
                                                                   Fund              Fund          Fund - 2000
                                                               -----------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................            387               56              3,641
                                                               -----------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             --               --                 --
     USAllianz Alterity Enhanced ........................             --               --                 --
     USAllianz Alterity Optional ........................              2               --                 --
     USAllianz Rewards Traditional ......................              7               --                 --
     USAllianz Rewards Enhanced .........................              1               --                 --
     Valuemark II & III .................................          4,733               97                610
     Valuemark IV .......................................          1,021               93                 69
     Valuemark Charter Traditional ......................             16                2                 --
     Valuemark Charter Enhanced .........................              6               --                 --
                                                               -----------------------------------------------
   Total expenses .......................................          5,786              192                679
                                                               -----------------------------------------------
   Investment income (loss), net ........................         (5,399)            (136)             2,962
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             --               --                639
   Realized gains (losses) on sales of investments, net .         (9,520)             386             (7,960)
                                                               -----------------------------------------------
         Realized gains (losses) on investments, net ....         (9,520)             386             (7,321)
                                                               -----------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................         53,735            3,212              6,377
                                                               -----------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....         44,215            3,598               (944)
                                                               -----------------------------------------------
Net increase (decrease) in net assets from operations ...         38,816            3,462              2,018
                                                               ===============================================

                See accompanying notes to financial statements.

                                       13
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                 J.P. Morgan       J.P. Morgan
                                                                Franklin         Franklin       International   U.S. Disciplined
                                                               Zero Coupon      Zero Coupon     Opportunities       Equity
                                                               Fund - 2005      Fund - 2010       Portfolio         Portfolio
                                                               ------------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $    52              54              --                  2
                                                               ------------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             --              --               1                 --
     USAllianz Alterity Enhanced ........................             --              --              --                 --
     USAllianz Alterity Optional ........................             --              --              --                 --
     USAllianz Rewards Traditional ......................             --              --               1                  1
     USAllianz Rewards Enhanced .........................             --              --              --                  1
     Valuemark II & III .................................            579             524              --                 --
     Valuemark IV .......................................            181             226              --                 --
     Valuemark Charter Traditional ......................             --              --              --                 --
     Valuemark Charter Enhanced .........................             --              --              --                 --
                                                               ------------------------------------------------------------------
   Total expenses .......................................            760             750               2                  2
                                                               ------------------------------------------------------------------
   Investment income (loss), net ........................           (708)           (696)             (2)                --
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          1,435             854              12                  1
   Realized gains (losses) on sales of investments, net .           (694)         (3,882)             (2)                (1)
                                                               ------------------------------------------------------------------
         Realized gains (losses) on investments, net ....            741          (3,028)             10                 --
                                                               ------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................          5,482          11,831             (46)               (67)
                                                               ------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....          6,223           8,803             (36)               (67)
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $ 5,515           8,107             (38)               (67)
                                                               ==================================================================

                                                                 Mutual           Mutual       Oppenheimer
                                                                Discovery         Shares         Global
                                                              Securities        Securities     Securities
                                                                  Fund             Fund          Fund/VA
                                                             ---------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          5,604            10,739             --
                                                             ---------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              1                 2              3
     USAllianz Alterity Enhanced ........................              1                 1              2
     USAllianz Alterity Optional ........................             --                 1              3
     USAllianz Rewards Traditional ......................             --                --             10
     USAllianz Rewards Enhanced .........................             --                --              2
     Valuemark II & III .................................          1,185             2,090             --
     Valuemark IV .......................................          1,595             3,431             --
     Valuemark Charter Traditional ......................              3                13             --
     Valuemark Charter Enhanced .........................              3                 4             --
                                                             ---------------------------------------------
   Total expenses .......................................          2,788             5,542             20
                                                             ---------------------------------------------
   Investment income (loss), net ........................          2,816             5,197            (20)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             --             9,298             19
   Realized gains (losses) on sales of investments, net .          6,320            10,883             (6)
                                                             ---------------------------------------------
         Realized gains (losses) on investments, net ....          6,320            20,181             13
                                                             ---------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................          6,943            15,515           (147)
                                                             ---------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....         13,263            35,696           (134)
                                                             ---------------------------------------------
Net increase (decrease) in net assets from operations ...         16,079            40,893           (154)
                                                             =============================================

                See accompanying notes to financial statements.

                                       14
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                Oppenheimer                   PIMCO VIT
                                                                Oppenheimer      Main Street    PIMCO VIT     Stocks PLUS
                                                                   High           Growth &     High Yield      Growth &
                                                                  Income           Income         Bond          Income
                                                                  Fund/VA          Fund/VA      Portfolio      Portfolio
                                                                -----------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $   --              1             26             26
                                                                -----------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             2              8              2             --
     USAllianz Alterity Enhanced ........................            --              1              1             --
     USAllianz Alterity Optional ........................            --              1              6             --
     USAllianz Rewards Traditional ......................             3             13             --              1
     USAllianz Rewards Enhanced .........................            --              6             --              1
     Valuemark II & III .................................            --             --             --             --
     Valuemark IV .......................................            --             --             --             --
     Valuemark Charter Traditional ......................            --             --             --             --
     Valuemark Charter Enhanced .........................            --             --             --             --
                                                                -----------------------------------------------------------
   Total expenses .......................................             5             29              9              2
                                                                -----------------------------------------------------------
   Investment income (loss), net ........................            (5)           (28)            17             24
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..            --             11             --             --
   Realized gains (losses) on sales of investments, net .            --             (8)             1             --
                                                                -----------------------------------------------------------
         Realized gains (losses) on investments, net ....            --              3              1             --
                                                                -----------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           (37)          (557)           (25)          (138)
                                                                -----------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....           (37)          (554)           (24)          (138)
                                                                -----------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $  (42)          (582)            (7)          (114)
                                                                ===========================================================


                                                                  PIMCO VIT      Seligman     Seligman
                                                                    Total         Global      Small-Cap
                                                                 Return Bond    Technology      Value
                                                                  Portfolio        Fund         Fund
                                                                ---------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................             37            --             --
                                                                ---------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              2             8              1
     USAllianz Alterity Enhanced ........................             --             2             --
     USAllianz Alterity Optional ........................              2             2              1
     USAllianz Rewards Traditional ......................              7             8              6
     USAllianz Rewards Enhanced .........................             --             4             --
     Valuemark II & III .................................             --            --             --
     Valuemark IV .......................................             --            --             --
     Valuemark Charter Traditional ......................             --            --             --
     Valuemark Charter Enhanced .........................             --            --             --
                                                                ---------------------------------------
   Total expenses .......................................             11            24              8
                                                                ---------------------------------------
   Investment income (loss), net ........................             26           (24)            (8)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             --           170             21
   Realized gains (losses) on sales of investments, net .              4           (56)             1
                                                                ---------------------------------------
         Realized gains (losses) on investments, net ....              4           114             22
                                                                ---------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................             35        (1,443)           142
                                                                ---------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....             39        (1,329)           164
                                                                ---------------------------------------
Net increase (decrease) in net assets from operations ...             65        (1,353)           156
                                                                =======================================

                See accompanying notes to financial statements.

                                       15
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                   Templeton        Templeton
                                                                  Templeton       Developing         Global           Templeton
                                                                    Asset           Markets          Income            Growth
                                                                  Strategy        Securities       Securities        Securities
                                                                    Fund             Fund             Fund              Fund
                                                                 -----------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $     80            1,245              106           10,470
                                                                 -----------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              --               --               --                1
     USAllianz Alterity Enhanced ........................              --               --               --                1
     USAllianz Alterity Optional ........................              --                1               --                1
     USAllianz Rewards Traditional ......................              --               --               --                1
     USAllianz Rewards Enhanced .........................              --               --               --                1
     Valuemark II & III .................................             440            1,371              785            5,711
     Valuemark IV .......................................             252              499              137            2,407
     Valuemark Charter Traditional ......................              --                7                7               21
     Valuemark Charter Enhanced .........................              --                1               --                6
                                                                 -----------------------------------------------------------------
   Total expenses .......................................             692            1,879              929            8,150
                                                                 -----------------------------------------------------------------
   Investment income (loss), net ........................            (612)            (634)            (823)           2,320
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..              --               --               --           68,975
   Realized gains (losses) on sales of investments, net .            (754)         (10,051)          (4,123)          10,530
                                                                 -----------------------------------------------------------------
         Realized gains (losses) on investments, net ....            (754)         (10,051)          (4,123)          79,505
                                                                 -----------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................            (147)         (36,805)           6,052          (86,038)
                                                                 -----------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....            (901)         (46,856)           1,929           (6,533)
                                                                 -----------------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $ (1,513)         (47,490)           1,106           (4,213)
                                                                 =================================================================

                                                                                    Templeton        Templeton
                                                                  Templeton       International       Pacific
                                                                International        Smaller          Growth
                                                                 Securities         Companies       Securities
                                                                    Fund              Fund             Fund
                                                               -----------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................            398              409               85
                                                               -----------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             --               --               --
     USAllianz Alterity Enhanced ........................             --               --               --
     USAllianz Alterity Optional ........................             --               --               --
     USAllianz Rewards Traditional ......................             --               --               --
     USAllianz Rewards Enhanced .........................             --               --               --
     Valuemark II & III .................................          7,064              169              802
     Valuemark IV .......................................          1,329              149              145
     Valuemark Charter Traditional ......................             51                6                3
     Valuemark Charter Enhanced .........................              6                2                1
                                                               -----------------------------------------------
   Total expenses .......................................          8,450              326              951
                                                               -----------------------------------------------
   Investment income (loss), net ........................         (8,052)              83             (866)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..        173,705               --               --
   Realized gains (losses) on sales of investments, net .        (12,082)             537           (9,301)
                                                               -----------------------------------------------
         Realized gains (losses) on investments, net ....        161,623              537           (9,301)
                                                               -----------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................       (197,938)            (752)          (8,300)
                                                               -----------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....        (36,315)            (215)         (17,601)
                                                               -----------------------------------------------
Net increase (decrease) in net assets from operations ...        (44,367)            (132)         (18,467)
                                                               ===============================================

                See accompanying notes to financial statements.

                                       16
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                USAllianz          USAllianz     USAllianz
                                                             VIP Diversified       VIP Fixed    VIP Global       USAllianz
                                                                 Assets             Income     Opportunities    VIP Growth
                                                                  Fund               Fund          Fund            Fund
                                                             ----------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $  81              53             --               6
                                                             ----------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              2              --             --              --
     USAllianz Alterity Enhanced ........................             --              --             --              --
     USAllianz Alterity Optional ........................             --              --             --              --
     USAllianz Rewards Traditional ......................             --              --             --              --
     USAllianz Rewards Enhanced .........................             --              --             --              --
     Valuemark II & III .................................             31               9             --               8
     Valuemark IV .......................................              3               8             --               6
     Valuemark Charter Traditional ......................             --              --             --              --
     Valuemark Charter Enhanced .........................             --              --             --              --
                                                             ----------------------------------------------------------------
   Total expenses .......................................             36              17             --              14
                                                             ----------------------------------------------------------------
   Investment income (loss), net ........................             45              36             --              (8)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             12              --             --              29
   Realized gains (losses) on sales of investments, net .             90              43             --              (8)
                                                             ----------------------------------------------------------------
         Realized gains (losses) on investments, net ....            102              43             --              21
                                                             ----------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           (111)             28            (16)           (182)
                                                             ----------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....             (9)             71            (16)           (161)
                                                             ----------------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $  36             107            (16)           (169)
                                                             ================================================================

                                                              USAllianz                     Van Kampen
                                                              VIP Money      Van Kampen     LIT Growth
                                                               Market      LIT Enterprise    & Income
                                                                Fund          Portfolio      Portfolio
                                                             -----------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................         224             --              14
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................           1             --              --
     USAllianz Alterity Enhanced ........................           1             --              --
     USAllianz Alterity Optional ........................          92             --               1
     USAllianz Rewards Traditional ......................          43              3              --
     USAllianz Rewards Enhanced .........................          11              1              --
     Valuemark II & III .................................          --             --              --
     Valuemark IV .......................................          --             --              --
     Valuemark Charter Traditional ......................          --             --              --
     Valuemark Charter Enhanced .........................          --             --              --
                                                             -----------------------------------------
   Total expenses .......................................         148              4               1
                                                             -----------------------------------------
   Investment income (loss), net ........................          76             (4)             13
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          --              1              77
   Realized gains (losses) on sales of investments, net .          --             (4)             --
                                                             -----------------------------------------
         Realized gains (losses) on investments, net ....          --             (3)             77
                                                             -----------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................          --           (182)             --
                                                             -----------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....          --           (185)             77
                                                             -----------------------------------------
Net increase (decrease) in net assets from operations ...          76           (189)             90
                                                             =========================================

                See accompanying notes to financial statements.

                                       17
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                             Total
                                                                                                              All
                                                                                                             Funds
                                                                                                           ---------
Investment income:
   Dividends reinvested in fund shares ..........................................................          $ 219,330
                                                                                                           ---------

Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .............................................................                 68
     USAllianz Alterity Enhanced ................................................................                 24
     USAllianz Alterity Optional ................................................................                141
     USAllianz Rewards Traditional ..............................................................                189
     USAllianz Rewards Enhanced .................................................................                 72
     Valuemark II & III .........................................................................             72,027
     Valuemark IV ...............................................................................             25,454
     Valuemark Charter Traditional ..............................................................                283
     Valuemark Charter Enhanced .................................................................                 56
                                                                                                           ---------
   Total expenses ...............................................................................             98,314
                                                                                                           ---------
   Investment income (loss), net ................................................................            121,016
Realized gains (losses) and unrealized appreciation (depreciation) on investments:

   Realized capital gain distributions on mutual funds ..........................................            668,465
   Realized gains (losses) on sales of investments, net .........................................              4,055
                                                                                                           ---------
         Realized gains (losses) on investments, net ............................................            672,520
                                                                                                           ---------
   Net change in unrealized appreciation (depreciation) on investments ..........................           (850,843)
                                                                                                           ---------
     Total realized gains (losses) and unrealized appreciation (depreciation) on investments, net           (178,323)
                                                                                                           ---------
Net increase (decrease) in net assets from operations ...........................................          $ (57,307)
                                                                                                           =========

                 See accompanying notes to financial statements

                                       18
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets For the years ended December 31, 2000 and 1999 (In thousands)

                                                                             AIM V.I.                         AIM V.I.
                                                                     Capital Appreciation Fund               Growth Fund
                                                                   ----------------------------------------------------------------
                                                                      2000              1999             2000              1999
                                                                   ----------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................          $   (26)               --             (623)                3
         Realized gains (losses) on investments, net ....              167                --            1,174               205
         Net change in unrealized appreciation
          (depreciation) on investments .................           (1,267)               --          (15,376)              359
                                                                   ----------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................           (1,126)               --          (14,825)              567
                                                                   ----------------------------------------------------------------
     Contract transactions - All Products
            (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            6,777                --            8,833                77
         Transfers between funds ........................              856                --           50,074             9,294
         Surrenders and terminations ....................              (58)               --           (6,181)              (79)
         Rescissions ....................................              (37)               --             (262)               --
         Bonus ..........................................              346                --              211                --
         Other transactions (note 2) ....................               --                --              (12)               --
          Net increase (decrease) in net assets resulting
            from contract transactions ..................            7,884                --           52,663             9,292
                                                                   ----------------------------------------------------------------
Increase (decrease) in net assets .......................            6,758                --           37,838             9,859
Net assets at beginning of period .......................               --                --            9,859                --
                                                                   ----------------------------------------------------------------
Net assets at end of period .............................          $ 6,758                --           47,697             9,859
                                                                   ================================================================

                                                                              AIM V.I.                          AIM V.I.
                                                                     International Equity Fund                 Value Fund
                                                                   ------------------------------------------------------------
                                                                      2000              1999             2000              1999
                                                                   ------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................               (6)               --              (16)               --
         Realized gains (losses) on investments, net ....              123                --              154                --
         Net change in unrealized appreciation
          (depreciation) on investments .................             (456)               --             (621)               --
                                                                   ------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................             (339)               --             (483)               --
                                                                   ------------------------------------------------------------
     Contract transactions - All Products
            (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            2,084                --            3,741                --
         Transfers between funds ........................              283                --              862                --
         Surrenders and terminations ....................              (20)               --              (39)               --
         Rescissions ....................................               (5)               --              (70)               --
         Bonus ..........................................               95                --              126                --
         Other transactions (note 2) ....................               --                --               --                --
          Net increase (decrease) in net assets resulting
            from contract transactions ..................            2,437                --            4,620                --
                                                                   ------------------------------------------------------------
Increase (decrease) in net assets .......................            2,098                --            4,137                --
Net assets at beginning of period .......................               --                --               --                --
                                                                   ------------------------------------------------------------
Net assets at end of period .............................            2,098                --            4,137                --
                                                                   ============================================================

                See accompanying notes to financial statements.

                                       19
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                   Alger American                   Alger American
                                                                  Growth Portfolio            Leveraged AllCap Portfolio
                                                              ---------------------------------------------------------------
                                                               2000               1999          2000               1999
                                                              ---------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................     $   (455)            (10)         (327)                (6)
         Realized gains (losses) on investments, net ....        3,635              --         1,250                 17
         Net change in unrealized appreciation
          (depreciation) on investments .................      (10,582)            484        (9,927)               656
                                                              ---------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       (7,402)            474        (9,004)               667
                                                              ---------------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):

         Purchase payments ..............................        6,148             221         4,399                  9
         Transfers between funds ........................       32,769           9,751        21,150              6,843
         Surrenders and terminations ....................       (4,525)            (13)       (3,297)               (18)
         Rescissions ....................................         (103)             --           (61)                --
         Bonus ..........................................          235              --           137                 --
         Other transactions (note 2) ....................           (9)             --            (7)                --
                                                              ---------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       34,515           9,959        22,321              6,834
                                                              ---------------------------------------------------------------
Increase (decrease) in net assets .......................       27,113          10,433        13,317              7,501
                                                              ---------------------------------------------------------------
Net assets at beginning of period .......................       10,433              --         7,501                 --
                                                              ---------------------------------------------------------------
Net assets at end of period .............................     $ 37,546          10,433        20,818              7,501
                                                              ===============================================================

                                                                     Alger American               Alger American Small
                                                                 MidCap Growth Portfolio         Capitalization Portfolio
                                                              -----------------------------------------------------------
                                                                  2000               1999         2000               1999
                                                              -----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................          (20)                --           (1)                --
         Realized gains (losses) on investments, net ....           11                 --           52                 --
         Net change in unrealized appreciation
          (depreciation) on investments .................         (219)                --         (194)                --
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (228)                --         (143)                --
                                                              -----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):

         Purchase payments ..............................        5,154                 --          747                 --
         Transfers between funds ........................          725                 --          153                 --
         Surrenders and terminations ....................          (54)                --           (7)                --
         Rescissions ....................................          (53)                --           --                 --
         Bonus ..........................................          218                 --           25                 --
         Other transactions (note 2) ....................           --                 --           --                 --
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        5,990                 --          918                 --
                                                              -----------------------------------------------------------
Increase (decrease) in net assets .......................        5,762                 --          775                 --
                                                              -----------------------------------------------------------
Net assets at beginning of period .......................           --                 --           --                 --
                                                              -----------------------------------------------------------
Net assets at end of period .............................        5,762                 --          775                 --
                                                              ===========================================================

                See accompanying notes to financial statements.

                                       20
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                   Davis VA                Davis VA
                                                              Financial Portfolio    Real Estate Portfolio
                                                            -------------------------------------------------
                                                               2000       1999         2000       1999
                                                            -------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................   $    (3)        --            6         --
         Realized gains (losses) on investments, net ....        48         --           18         --
         Net change in unrealized appreciation
          (depreciation) on investments .................       191         --           48         --
                                                            -------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       236         --           72         --
                                                            -------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................     1,283         --        1,692         --
         Transfers between funds ........................     1,283         --           44         --
         Surrenders and terminations ....................       (24)        --          (27)        --
         Rescissions ....................................       (39)        --         (242)        --
         Bonus ..........................................        45
         Other transactions (note 2) ....................        --         --           --         --
                                                            -------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................     2,548         --        1,516         --
                                                            -------------------------------------------------
Increase (decrease) in net assets .......................     2,784         --        1,588         --
Net assets at beginning of period .......................        --         --           --         --
                                                            -------------------------------------------------
Net assets at end of period .............................   $ 2,784         --        1,588         --
                                                            =================================================

                                                                                      Franklin
                                                                Davis VA          Aggressive Growth
                                                             Value Portfolio       Securities Fund
                                                            ---------------------------------------
                                                              2000       1999      2000       1999
                                                            ---------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................       (8)        --       (60)        --
         Realized gains (losses) on investments, net ....       28         --      (473)        --
         Net change in unrealized appreciation
          (depreciation) on investments .................       43         --    (4,235)        --
                                                            ---------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       63         --    (4,768)        --
                                                            ---------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................    2,697         --       465         --
         Transfers between funds ........................      725         --    16,960         --
         Surrenders and terminations ....................      (16)        --      (306)        --
         Rescissions ....................................      (66)        --        --         --
         Bonus ..........................................                  49        86         --
         Other transactions (note 2) ....................       --         --        --         --
                                                            ---------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................    3,428         --    17,119         --
                                                            ---------------------------------------
Increase (decrease) in net assets .......................    3,491         --    12,351         --
Net assets at beginning of period .......................       --         --        --         --
                                                            ---------------------------------------
Net assets at end of period .............................    3,491         --    12,351         --
                                                            =======================================

                See accompanying notes to financial statements.

                                       21
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                        Franklin
                                                                  Global Communications              Franklin Global Health
                                                                     Securities Fund                  Care Securities Fund
                                                               -----------------------------------------------------------------
                                                                   2000             1999             2000             1999
                                                               -----------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    6,285           19,082             (391)            (110)
         Realized gains (losses) on investments, net ....         184,430          130,789            1,909             (444)
         Net change in unrealized appreciation
          (depreciation) on investments .................        (452,896)         108,697            9,915             (413)
          Net increase (decrease) in net assets
            from operations .............................        (262,181)         258,568           11,433             (967)
                                                               -----------------------------------------------------------------
     Contract transactions - All Products
        (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           4,766            7,605            1,118              684
         Transfers between funds ........................          11,165          (11,984)          22,546            5,472
         Surrenders and terminations ....................        (177,607)        (254,051)          (4,060)          (3,102)
         Rescissions ....................................            (461)            (402)             (47)              (4)
         Bonus ..........................................              --               --               --               --
         Other transactions (note 2) ....................            (351)            (415)              (9)              (4)
                                                               -----------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (162,488)        (259,247)          19,548            3,046
                                                               -----------------------------------------------------------------
Increase (decrease) in net assets .......................        (424,669)            (679)          31,981            2,087
Net assets at beginning of period .......................         903,412          904,091           10,683            8,596
                                                               -----------------------------------------------------------------
Net assets at end of period .............................      $  478,743          903,412           41,664           10,683
                                                               =================================================================

                                                                     Franklin                        Franklin
                                                              Growth and Income Fund             High Income Fund
                                                             ------------------------------------------------------------
                                                                2000             1999             2000             1999
                                                             ------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................       38,818           24,310           (2,100)          72,789
         Realized gains (losses) on investments, net ....       98,723          180,986          (38,973)          (2,180)
         Net change in unrealized appreciation
          (depreciation) on investments .................      (31,093)        (203,523)          11,375          (74,093)
          Net increase (decrease) in net assets
            from operations .............................      106,448            1,773          (29,698)          (3,484)
                                                             ------------------------------------------------------------
     Contract transactions - All Products
        (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................        6,516           21,222            2,301            9,874
         Transfers between funds ........................      (46,211)           2,502          (19,980)         (15,315)
         Surrenders and terminations ....................     (203,679)        (350,152)         (64,551)        (111,225)
         Rescissions ....................................         (238)            (841)            (215)          (1,076)
         Bonus ..........................................           31               --               --               --
         Other transactions (note 2) ....................          324             (461)             (87)            (135)
                                                             ------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................     (243,905)        (327,730)         (82,532)        (117,877)
                                                             ------------------------------------------------------------
Increase (decrease) in net assets .......................     (137,457)        (325,957)        (112,230)        (121,361)
Net assets at beginning of period .......................      877,103        1,203,060          285,115          406,476
                                                             ------------------------------------------------------------
Net assets at end of period .............................      739,646          877,103          172,885          285,115
                                                             ============================================================

                See accompanying notes to financial statements.

                                       22
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                                             Franklin
                                                                           Franklin                      Large Cap Growth
                                                                    Income Securities Fund                Securities Fund
                                                               --------------------------------------------------------------------
                                                                     2000             1999             2000             1999
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   68,097           62,272           (3,912)          (3,049)
         Realized gains (losses) on investments, net ....          16,322           45,793           39,748           14,468
         Net change in unrealized appreciation
          (depreciation) on investments .................          18,797         (135,838)         (19,040)          74,190
                                                               --------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         103,216          (27,773)          16,796           85,609
                                                               --------------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           4,199           15,066            6,594           14,944
         Transfers between funds ........................         (46,170)         (63,176)          64,766          176,904
         Surrenders and terminations ....................        (176,655)        (305,250)         (73,326)        (102,364)
         Rescissions ....................................            (546)          (1,138)            (265)            (585)
         Bonus ..........................................              --               --               --               --
         Other transactions (note 2) ....................            (286)            (467)            (129)            (110)
                                                               --------------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (219,458)        (354,915)          (1,360)          88,789
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets .......................        (116,242)        (382,688)          15,436          174,398
Net assets at beginning of period .......................         718,909        1,101,597          378,876          204,478
                                                               --------------------------------------------------------------------
Net assets at end of period .............................      $  602,667          718,909          394,312          378,876
                                                               ====================================================================

                                                                           Franklin               Franklin Natural Resources
                                                                       Money Market Fund                Securities Fund
                                                               -------------------------------------------------------------
                                                                   2000             1999             2000             1999
                                                               -------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................        12,226           11,289             (320)              67
         Realized gains (losses) on investments, net ....            --            1,997           (9,191)
         Net change in unrealized appreciation
          (depreciation) on investments .................            --               --           10,450           20,690
                                                               -------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        12,226           11,289           12,127           11,566
                                                               -------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................        20,974           29,220              558              835
         Transfers between funds ........................        42,276          219,767            1,652           (4,480)
         Surrenders and terminations ....................      (148,303)        (294,991)          (8,899)         (10,534)
         Rescissions ....................................        (1,070)            (236)              --             (122)
         Bonus ..........................................
         Other transactions (note 2) ....................           (82)            (119)             (27)             (26)
                                                               -------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       (86,205)         (46,359)          (6,711)         (14,327)
                                                               -------------------------------------------------------------
Increase (decrease) in net assets .......................       (73,979)         (35,070)           5,416           (2,761)
Net assets at beginning of period .......................       345,865          380,935           39,450           42,211
                                                               -------------------------------------------------------------
Net assets at end of period .............................       271,886          345,865           44,866           39,450
                                                               =============================================================

                See accompanying notes to financial statements.

                                       23
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                                        Franklin
                                                                        Franklin                     Rising Dividends
                                                                    Real Estate Fund                 Securities Fund
                                                                -------------------------------------------------------------
                                                                    2000            1999            2000            1999
                                                                -------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   7,775          14,097           7,620             970
         Realized gains (losses) on investments, net ....           (864)         22,529          41,052         121,686
         Net change in unrealized appreciation
          (depreciation) on investments .................         29,768         (51,341)          4,876        (184,898)
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         36,679         (14,715)         53,548         (62,242)
                                                               --------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          2,404           2,780           2,390           9,400
         Transfers between funds ........................         (8,782)        (33,666)        (38,780)        (38,313)
         Surrenders and terminations ....................        (35,311)        (70,987)        (65,725)       (184,628)
         Rescissions ....................................           (106)           (290)           (215)           (427)
         Bonus ..........................................             --              --              15              --
         Other transactions (note 2) ....................            (62)            (96)           (136)           (219)
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (41,757)       (102,259)       (132,451)       (214,187)
                                                               --------------------------------------------------------------
Increase (decrease) in net assets .......................         (5,078)       (116,974)        (78,903)       (276,429)
Net assets at beginning of period .......................        148,313         265,287         406,970         683,399
                                                               --------------------------------------------------------------
Net assets at end of period .............................      $ 143,235         148,313         328,067         406,970
                                                               ==============================================================

                                                                     Franklin S&P 500                    Franklin
                                                                       Index Fund                    Small Cap Fund
                                                               --------------------------------------------------------
                                                                   2000            1999            2000            1999
                                                               --------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................          (510)            (14)         (6,570)         (2,937)
         Realized gains (losses) on investments, net ....           (62)             --          96,703          15,551
         Net change in unrealized appreciation
          (depreciation) on investments .................        (3,493)            386        (159,623)        211,943
                                                               --------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (4,065)            372         (69,490)        224,557
                                                               --------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................         2,110             279          11,337           6,288
         Transfers between funds ........................        36,340          13,708          36,967          15,624
         Surrenders and terminations ....................        (6,331)           (191)        (78,307)        (81,653)
         Rescissions ....................................           (45)             --            (260)           (195)
         Bonus ..........................................            --              --             196              --
         Other transactions (note 2) ....................            (1)             --            (141)           (118)
                                                               --------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        32,063          13,796         (30,213)        (60,054)
                                                               --------------------------------------------------------
Increase (decrease) in net assets .......................        27,998          14,168         (99,703)        164,503
Net assets at beginning of period .......................        14,168              --         464,283         299,780
                                                               --------------------------------------------------------
Net assets at end of period .............................        42,166          14,168         364,580         464,283
                                                               ========================================================

                See accompanying notes to financial statements.

                                       24
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                  Franklin Technology         Franklin U.S. Government
                                                                    Securities Fund                   Fund
                                                               ---------------------------------------------------------
                                                                   2000           1999          2000           1999
                                                               ---------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    (53)            --        (5,399)        66,489
         Realized gains (losses) on investments, net ....          (254)            --        (9,520)         3,376
         Net change in unrealized appreciation
          (depreciation) on investments .................        (3,705)            --        53,735        (83,028)
                                                               ---------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (4,012)            --        38,816        (13,163)
                                                               ---------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           453             --         4,621         12,024
         Transfers between funds ........................        12,281             --       (19,493)          (277)
         Surrenders and terminations ....................          (468)            --      (101,827)      (172,638)
         Rescissions ....................................           (83)            --          (472)        (1,184)
         Bonus ..........................................            --             --           112             --
         Other transactions (note 2) ....................            --             --          (154)          (214)
                                                               ---------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        12,183             --      (117,213)      (162,289)
                                                               ---------------------------------------------------------
Increase (decrease) in net assets .......................         8,171             --       (78,397)      (175,452)
Net assets at beginning of period .......................            --             --       462,152        637,604
                                                               ---------------------------------------------------------
Net assets at end of period .............................      $  8,171             --       383,755        462,152
                                                               =========================================================

                                                                   Franklin Value                   Franklin
                                                                  Securities Fund            Zero Coupon Fund - 2000
                                                               ------------------------------------------------------
                                                                 2000           1999           2000           1999
                                                               ------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................        (136)          (134)         2,962          9,221
         Realized gains (losses) on investments, net ....         386           (418)        (7,321)         1,927
         Net change in unrealized appreciation
          (depreciation) on investments .................       3,212            309          6,377        (10,114)
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       3,462           (243)         2,018          1,034
                                                               ------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................         464          1,437            160            523
         Transfers between funds ........................       7,043          4,223        (44,466)           486
         Surrenders and terminations ....................      (3,180)        (3,334)       (17,061)       (20,803)
         Rescissions ....................................          (1)            (2)            --            (12)
         Bonus ..........................................          --             --             --             --
         Other transactions (note 2) ....................          (4)            (3)           (20)           (27)
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       4,323          2,321        (61,387)       (19,833)
                                                               ------------------------------------------------------
Increase (decrease) in net assets .......................       7,785          2,078        (59,369)       (18,799)
Net assets at beginning of period .......................      10,743          8,665         59,369         78,168
                                                               ------------------------------------------------------
Net assets at end of period .............................      18,528         10,743             --         59,369
                                                               ======================================================

                See accompanying notes to financial statements.

                                       25
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                        Franklin                       Franklin
                                                                 Zero Coupon Fund - 2005        Zero Coupon Fund - 2010
                                                               ----------------------------------------------------------
                                                                   2000           1999           2000           1999
                                                               ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   (708)         7,179           (696)         7,708
         Realized gains (losses) on investments, net ....           741          1,779         (3,028)         2,444
         Net change in unrealized appreciation
          (depreciation) on investments .................         5,482        (14,138)        11,831        (21,090)
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         5,515         (5,180)         8,107        (10,938)
                                                               ----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           106          1,800            472          2,617
         Transfers between funds ........................         1,357          2,677         (4,809)         4,159
         Surrenders and terminations ....................       (10,527)       (15,018)       (12,274)       (20,348)
         Rescissions ....................................            (2)          (104)            (2)           (91)
         Bonus ..........................................            --             --             --             --
         Other transactions (note 2) ....................           (18)           (24)           (19)           (78)
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (9,084)       (10,669)       (16,582)       (13,692)
                                                               ----------------------------------------------------------
Increase (decrease) in net assets .......................        (3,569)       (15,849)        (8,475)       (24,630)
Net assets at beginning of period .......................        59,429         75,278         60,727         85,357
                                                               ----------------------------------------------------------
Net assets at end of period .............................      $ 55,860         59,429         52,252         60,727
                                                               ==========================================================

                                                                      J.P. Morgan                    J.P. Morgan
                                                               International Opportunities         U.S. Disciplined
                                                                        Portfolio                  Equity Portfolio
                                                              -------------------------------------------------------
                                                                    2000           1999          2000           1999
                                                              -------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................             (2)            --            --             --
         Realized gains (losses) on investments, net ....             10             --            --             --
         Net change in unrealized appreciation
          (depreciation) on investments .................            (46)            --           (67)            --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................            (38)            --           (67)            --
                                                              -------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            540             --           626             --
         Transfers between funds ........................             77             --            55             --
         Surrenders and terminations ....................             (1)            --            (6)            --
         Rescissions ....................................            (28)            --           (10)            --
         Bonus ..........................................             15             --            28             --
         Other transactions (note 2) ....................             --             --            --             --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................            603             --           693             --
                                                              -------------------------------------------------------
Increase (decrease) in net assets .......................            565             --           626             --
Net assets at beginning of period .......................             --             --            --             --
                                                              -------------------------------------------------------
Net assets at end of period .............................            565             --           626             --
                                                              =======================================================

                See accompanying notes to financial statements.

                                       26
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                    Mutual Discovery                   Mutual Shares
                                                                     Securities Fund                 Securities Fund
                                                               --------------------------------------------------------------
                                                                    2000            1999            2000            1999
                                                               --------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   2,816           2,769           5,197           5,053
         Realized gains (losses) on investments, net ....          6,320             877          20,181          10,359
         Net change in unrealized appreciation
          (depreciation) on investments .................          6,943          33,313          15,515          32,869
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         16,079          36,959          40,893          48,281
                                                               --------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          2,097           5,125           4,741          13,220
         Transfers between funds ........................          3,097         (12,241)        (24,409)          6,512
         Surrenders and terminations ....................        (31,654)        (50,063)        (64,011)        (99,730)
         Rescissions ....................................            (36)           (231)         (1,869)           (809)
         Bonus ..........................................             12              --               4              --
         Other transactions (note 2) ....................             60             (73)           (133)           (167)
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (26,549)        (57,483)        (85,667)        (80,969)
                                                               --------------------------------------------------------------
Increase (decrease) in net assets .......................        (10,470)        (20,524)        (44,774)        (32,688)
Net assets at beginning of period .......................        190,905         211,429         421,362         454,050
                                                               --------------------------------------------------------------
Net assets at end of period .............................      $ 180,435         190,905         376,588         421,362
                                                               ==============================================================

                                                                Oppenheimer Global                  Oppenheimer
                                                                Securities Fund/VA              High Income Fund/VA
                                                              -------------------------------------------------------
                                                                 2000            1999           2000            1999
                                                              -------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................         (20)             --              5              --
         Realized gains (losses) on investments, net ....          13              --             --              --
         Net change in unrealized appreciation
          (depreciation) on investments .................        (147)             --            (37)             --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (154)             --            (42)             --
                                                              -------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................       3,256              --          1,035              --
         Transfers between funds ........................         550              --             22              --
         Surrenders and terminations ....................         (23)             --            (25)             --
         Rescissions ....................................         (80)             --             (6)             --
         Bonus ..........................................         133              --             51              --
         Other transactions (note 2) ....................          --              --             --              --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       3,836              --          1,077              --
                                                              -------------------------------------------------------
Increase (decrease) in net assets .......................       3,682              --          1,035              --
Net assets at beginning of period .......................          --              --             --              --
                                                              -------------------------------------------------------
Net assets at end of period .............................       3,682              --          1,035              --
                                                              =======================================================

                See accompanying notes to financial statements.

                                       27
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                       Oppenheimer
                                                                  Main Street Growth &            PIMCO VIT
                                                                     Income Fund/VA         High Yield Portfolio
                                                               ----------------------------------------------------
                                                                  2000          1999         2000          1999
                                                               ----------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   (28)           --           17            --
         Realized gains (losses) on investments, net ....            3            --            1            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................         (557)           --          (25)           --
                                                               ----------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (582)           --           (7)           --
                                                               ----------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................        4,651            --          579            --
         Transfers between funds ........................        1,534            --           20            --
         Surrenders and terminations ....................          (45)           --           --            --
         Rescissions ....................................          (39)           --           --            --
         Bonus ..........................................          218                         10            --
         Other transactions (note 2) ....................           --            --           --            --
                                                               ----------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        6,319            --          609            --
                                                               ----------------------------------------------------
Increase (decrease) in net assets .......................        5,737            --          602            --
Net assets at beginning of period .......................           --            --           --            --
                                                               ----------------------------------------------------
Net assets at end of period .............................      $ 5,737            --          602            --
                                                               ====================================================

                                                                       PIMCO VIT                  PIMCO VIT
                                                                   StocksPLUS Growth            Total Return
                                                                 and Income Portfolio          Bond Portfolio
                                                               -------------------------------------------------
                                                                  2000          1999         2000          1999
                                                               -------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................           24            --           26            --
         Realized gains (losses) on investments, net ....           --            --            4            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................         (138)           --           35            --
                                                               -------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (114)           --           65            --
                                                               -------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          755            --        1,553            --
         Transfers between funds ........................          119            --           86            --
         Surrenders and terminations ....................           (8)           --          (15)           --
         Rescissions ....................................          (28)           --           --            --
         Bonus ..........................................           32            --           90            --
         Other transactions (note 2) ....................           --            --           --            --
                                                               -------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................          870            --        1,714            --
                                                               -------------------------------------------------
Increase (decrease) in net assets .......................          756            --        1,779            --
Net assets at beginning of period .......................           --            --           --            --
                                                               -------------------------------------------------
Net assets at end of period .............................          756            --        1,779            --
                                                               =================================================

                See accompanying notes to financial statements.

                                       28
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                       Seligman                      Seligman
                                                                Global Technology Fund         Small-Cap Value Fund
                                                               ----------------------------------------------------------
                                                                   2000           1999          2000           1999
                                                               ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    (24)            --            (8)            --
         Realized gains (losses) on investments, net ....           114             --            22             --
         Net change in unrealized appreciation
         (depreciation) on investments ..................        (1,443)            --           142             --
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (1,353)            --           156             --
                                                               ----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................         5,208             --         1,294             --
         Transfers between funds ........................           924             --           171             --
         Surrenders and terminations ....................           (45)            --           (20)            --
         Rescissions ....................................           (79)            --            (8)            --
         Bonus ..........................................           169             --            67             --
         Other transactions (note 2) ....................            --             --            --             --
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................         6,177             --         1,504             --
                                                               ----------------------------------------------------------
Increase (decrease) in net assets .......................         4,824             --         1,660             --
Net assets at beginning of period .......................            --             --            --             --
                                                               ----------------------------------------------------------
Net assets at end of period .............................      $  4,824             --         1,660             --
                                                               ==========================================================

                                                                     Templeton Asset           Templeton Developing
                                                                      Strategy Fund           Markets Securities Fund
                                                               -------------------------------------------------------
                                                                    2000           1999           2000           1999
                                                               -------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................           (612)         3,415           (634)           945
         Realized gains (losses) on investments, net ....           (754)         4,514        (10,051)       (14,460)
         Net change in unrealized appreciation
         (depreciation) on investments ..................           (147)        (4,597)       (36,805)        81,915
                                                               -------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (1,513)         3,332        (47,490)        68,400
                                                               -------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            923          2,738          2,112          3,726
         Transfers between funds ........................         (4,875)        (9,379)       (10,061)        (9,871)
         Surrenders and terminations ....................         (9,633)       (15,762)       (32,070)       (38,357)
         Rescissions ....................................            (40)           (18)          (172)          (160)
         Bonus ..........................................             --             --              5             --
         Other transactions (note 2) ....................            (20)           (27)           (65)           (87)
                                                               -------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (13,645)       (22,448)       (40,260)       (44,749)
                                                               -------------------------------------------------------
Increase (decrease) in net assets .......................        (15,158)       (19,116)       (87,750)        23,651
Net assets at beginning of period .......................         57,944         77,060        179,439        155,788
                                                               -------------------------------------------------------
Net assets at end of period .............................         42,786         57,944         91,689        179,439
                                                               =======================================================

                See accompanying notes to financial statements.

                                       29
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                      Templeton Global                Templeton
                                                                   Income Securities Fund       Growth Securities Fund
                                                                --------------------------------------------------------
                                                                    2000           1999           2000           1999
                                                                --------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ...................      $   (823)         6,849          2,320          5,267
         Realized gains (losses) on investments, net .....        (4,123)        (2,393)        79,505        101,685
         Net change in unrealized appreciation
         (depreciation) on investments ...................         6,052        (12,910)       (86,038)        10,089
                                                                --------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................         1,106         (8,454)        (4,213)       117,041
                                                                --------------------------------------------------------
     Contract transactions - All Products
           (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ...............................           480          1,856          6,583         18,764
         Transfers between funds .........................        (5,518)        (8,250)       (11,363)       (13,403)
         Surrenders and terminations .....................       (19,031)       (39,570)      (137,782)      (161,405)
         Rescissions .....................................          (140)          (419)          (154)          (541)
         Bonus ...........................................            --             --             16             --
         Other transactions (note 2) .....................           (31)           (52)          (252)          (288)
                                                                --------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ...................       (24,240)       (46,435)      (142,932)      (156,873)
                                                                --------------------------------------------------------
Increase (decrease) in net assets ........................       (23,134)       (54,889)      (147,145)       (39,832)
Net assets at beginning of period ........................        81,665        136,554        668,676        708,508
                                                                --------------------------------------------------------
Net assets at end of period ..............................      $ 58,531         81,665        521,531        668,676
                                                                ========================================================

                                                                       Templeton                 Templeton International
                                                               International Securities Fund      Smaller Companies Fund
                                                              ----------------------------------------------------------
                                                                      2000           1999           2000           1999
                                                              ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ...................          (8,052)        32,734             83            338
         Realized gains (losses) on investments, net .....         161,623         80,811            537           (811)
         Net change in unrealized appreciation
         (depreciation) on investments ...................        (197,938)        52,010           (752)         4,895
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................         (44,367)       165,555           (132)         4,422
                                                              ----------------------------------------------------------
     Contract transactions - All Products
           (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ...............................           5,236          8,905            543            579
         Transfers between funds .........................         (13,352)       (64,629)         1,103         (1,975)
         Surrenders and terminations .....................         (60,091)      (276,322)        (4,661)        (4,554)
         Rescissions .....................................            (459)        (2,015)           (39)            (6)
         Bonus ...........................................              --             --             --             --
         Other transactions (note 2) .....................            (263)          (364)            (7)            (8)
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ...................        (168,929)      (334,425)        (3,062)        (5,964)
                                                              ----------------------------------------------------------
Increase (decrease) in net assets ........................        (213,296)      (168,870)        (3,194)        (1,542)
Net assets at beginning of period ........................         730,620        899,490         22,334         23,876
                                                              ----------------------------------------------------------
Net assets at end of period ..............................         517,324        730,620         19,140         22,334
                                                              ==========================================================

                See accompanying notes to financial statements.

                                       30
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                       Templeton
                                                                    Pacific Growth                 USAllianz VIP
                                                                    Securities Fund           Diversified Assets Fund
                                                              -----------------------------------------------------------
                                                                   2000           1999           2000           1999
                                                              -----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   (866)          (393)            45             --
         Realized gains (losses) on investments, net ....        (9,301)        (3,470)           102             --
         Net change in unrealized appreciation
         (depreciation) on investments ..................        (8,300)        33,562           (111)             1
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       (18,467)        29,699             36              1
                                                              -----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           858          1,477            349             --
         Transfers between funds ........................        (6,184)        (3,397)         1,675            102
         Surrenders and terminations ....................       (18,580)       (30,423)          (155)            --
         Rescissions ....................................           (39)           (39)            --             --
         Bonus ..........................................             1             --              2             --
         Other transactions (note 2) ....................           (40)           (59)            --             --
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       (23,984)       (32,441)         1,871            102
                                                              -----------------------------------------------------------
Increase (decrease) in net assets .......................       (42,451)        (2,742)         1,907            103
Net assets at beginning of period .......................        89,056         91,798            103             --
                                                              -----------------------------------------------------------
Net assets at end of period .............................      $ 46,605         89,056          2,010            103
                                                              ===========================================================

                                                                    USAllianz VIP                   USAllianz VIP
                                                                  Fixed Income Fund           Global Opportunities Fund
                                                              ----------------------------------------------------------
                                                                   2000           1999           2000           1999
                                                              ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................            36             --             --             --
         Realized gains (losses) on investments, net ....            43             --             --             --
         Net change in unrealized appreciation
         (depreciation) on investments ..................            28             (2)           (16)            --
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................           107             (2)           (16)            --
                                                              ----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           395             --            103             --
         Transfers between funds ........................         1,045            131             (1)            --
         Surrenders and terminations ....................          (119)            --             --             --
         Rescissions ....................................            --             --             --             --
         Bonus ..........................................            14             --              2             --
         Other transactions (note 2) ....................            --             --             --             --
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................         1,335            131            104             --
                                                              ----------------------------------------------------------
Increase (decrease) in net assets .......................         1,442            129             88             --
Net assets at beginning of period .......................           129             --             --             --
                                                              ----------------------------------------------------------
Net assets at end of period .............................         1,571            129             88             --
                                                              ==========================================================

                See accompanying notes to financial statements.

                                       31
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                    USAllianz VIP                USAllianz VIP
                                                                     Growth Fund               Money Market Fund
                                                                  2000          1999          2000          1999
                                                               ------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    (8)           --            76            --
         Realized gains (losses) on investments, net ....           21            --            --            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................         (182)           14            --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (169)           14            76            --
                                                               ------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          337            --        19,581            --
         Transfers between funds ........................          962           325        (8,475)           --
         Surrenders and terminations ....................         (125)           (8)          (72)           --
         Rescissions ....................................          (32)           --          (406)           --
         Bonus ..........................................            6            --         1,085            --
         Other transactions (note 2) ....................           --            --            --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        1,098           317        11,713            --
                                                               ------------------------------------------------------
Increase (decrease) in net assets .......................          929           331        11,789            --
Net assets at beginning of period .......................          331            --            --            --
                                                               ------------------------------------------------------
Net assets at end of period .............................      $ 1,260           331        11,789            --
                                                               ======================================================

                                                                     Van Kampen LIT             Van Kampen LIT
                                                                  Enterprise Portfolio     Growth & Income Portfolio
                                                                   2000          1999         2000          1999
                                                               ------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................            (4)           --           13            --
         Realized gains (losses) on investments, net ....            (3)           --           77            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................          (182)           --           --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................          (189)           --           90            --
                                                               ------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           974            --        1,268            --
         Transfers between funds ........................           110            --          347            --
         Surrenders and terminations ....................           (15)           --          (12)           --
         Rescissions ....................................            --            --          (17)           --
         Bonus ..........................................            45            --           61            --
         Other transactions (note 2) .....................            --            --           --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................         1,114            --        1,647            --
                                                               ------------------------------------------------------
Increase (decrease) in net assets .......................           925            --        1,737            --
Net assets at beginning of period .......................            --            --           --            --
                                                               ------------------------------------------------------
Net assets at end of period .............................           925            --        1,737            --
                                                               ======================================================

                See accompanying notes to financial statements.

                                       32
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                           Total All Funds
                                                                                  -----------------------------
                                                                                         2000              1999
                                                                                  -----------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net .....................................      $   121,016           346,193
         Realized gains (losses) on investments, net .......................          672,520           706,429
         Net change in unrealized appreciation (depreciation) on investments         (850,843)         (129,595)
                                                                                  -----------------------------
          Net increase (decrease) in net assets from operations ............          (57,307)          923,027
                                                                                  -----------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments .................................................          181,642           193,295
         Transfers between funds ...........................................           61,184           188,124
         Surrenders and terminations .......................................       (1,709,703)       (2,717,574)
         Rescissions .......................................................           (8,646)          (10,947)
         Bonus .............................................................            3,993                --
         Other transactions (note 2) .......................................           (2,724)           (3,534)
                                                                                  -----------------------------
          Net increase (decrease) in net assets
            resulting from contract transactions ...........................       (1,474,716)       (2,350,713)
                                                                                  -----------------------------
Increase (decrease) in net assets ..........................................       (1,531,561)       (1,427,611)
                                                                                  -----------------------------
Net assets at beginning of period ..........................................        7,715,924         9,143,535
                                                                                  -----------------------------
Net assets at end of period ................................................      $ 6,184,363         7,715,924
                                                                                  =============================

                See accompanying notes to financial statements.

                                       33
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements

December 31, 2000

1. ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, PIMCO Insurance Trust, The Prudential Series Fund, Inc., Seligman Portfolios, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                            Investment Adviser
---------                                            ------------------
AIM V.I. Capital Appreciation Fund                   AIM Advisors, Inc.
AIM V.I. Growth Fund                                 AIM Advisors, Inc.
AIM V.I. International Equity Fund                   AIM Advisors, Inc.
AIM V.I. Value Fund                                  AIM Advisors, Inc.
Alger American Growth Portfolio                      Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio            Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio               Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio        Fred Alger Management, Inc.
Davis VA Financial Portfolio                         Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                       Davis Selected Advisers, LP
Davis VA Value Portfolio                             Davis Selected Advisers, LP
Franklin Aggressive Growth Securities Fund           Franklin Advisory Services, LLC
Franklin Global Communications Securities Fund       Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund          Franklin Advisers, Inc.
Franklin Growth and Income Fund *                    Franklin Advisers, Inc.
Franklin High Income Fund                            Franklin Advisers, Inc.
Franklin Income Securities Fund                      Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund            Franklin Advisers, Inc.
Franklin Money Market Fund                           Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund           Franklin Advisers, Inc.
Franklin Real Estate Fund                            Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund *          Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                          Franklin Advisers, Inc.
Franklin Small Cap Fund *                            Franklin Advisers, Inc.
Franklin Technology Securities Fund                  Franklin Advisers, Inc.
Franklin U.S. Government Fund *                      Franklin Advisory Services, LLC
Franklin Value Securities Fund                       Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                     Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                     Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                     Franklin Advisers, Inc.
J.P. Morgan International Opportunities Portfolio    J.P. Morgan Investment Management Inc.
J.P. Morgan US Disciplined Equity Portfolio          J.P. Morgan Investment Management Inc.

                                       34
                                      ------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

1. ORGANIZATION (CONTINUED)

Portfolio                                            Investment Adviser
---------                                            ------------------
Mutual Discovery Securities Fund *                   Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund *                      Franklin Mutual Advisers, LLC
Oppenheimer Global Securities Fund/VA                OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                      OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA      OppenheimerFunds, Inc.
PIMCO VIT High Yield Bond Portfolio                  Pacific Investment Management Company
PIMCO VIT StocksPLUS Growth and Income Portfolio     Pacific Investment Management Company
PIMCO VIT Total Return Bond Portfolio                Pacific Investment Management Company
Seligman Global Technology Fund                      J & W Seligman & Co. Inc.
Seligman Small Cap Value Fund                        J & W Seligman & Co. Inc.
SP Jennison International Growth Fund *              Prudential Investments Fund Management, LLC
SP Strategic Partners Focused Growth Fund *          Prudential Investments Fund Management , LLC
Templeton Asset Strategy Fund                        Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund *       Templeton Asset Management Ltd.
Templeton Global Income Securities Fund              Franklin Advisers, Inc.
Templeton Growth Securities Fund *                   Templeton Global Advisors Limited
Templeton International Securities Fund              Franklin Advisers, Inc.
Templeton International Smaller Companies Fund       Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund *           Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund *              Allianz of America, Inc.
USAllianz VIP Fixed Income Fund *                    Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund *            Allianz of America, Inc.
USAllianz VIP Growth Fund *                          Allianz of America, Inc.
USAllianz VIP Money Market Fund *                    Allianz of America, Inc.
Van Kampen LIT Enterprise Portfolio                  Van Kampen Asset Management, Inc.
Van Kampen LIT Growth & Income Portfolio             Van Kampen Asset Management, Inc.

* Portfolio contains class 2 shares which assess 12b-1 fees.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

                                       35
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity, and USAllianz Rewards deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

On February 1, 2000, the funds in the following table were added as available investment options for USAllianz Alterity.

AIM V.I. Capital Appreciation Fund                   Oppenheimer High Income Fund/VA
AIM V.I. International Equity Fund                   Oppenheimer Main Street Growth and Income Fund/VA
AIM V.I. Value Fund                                  PIMCO VIT High Yield Bond Portfolio
Alger American MidCap Growth Portfolio               PIMCO VIT StocksPLUS Growth and Income Portfolio
Alger American Small Capitalization Portfolio        PIMCO VIT Total Return Bond Portfolio
Davis VA Financial Portfolio                         Seligman Global Technology Fund
Davis VA Real Estate Portfolio                       Seligman Small-Cap Value Fund
Davis VA Value Portfolio                             USAllianz VIP Global Opportunities Fund
J.P. Morgan International Opportunities Portfolio    USAllianz VIP Money Market Fund
J.P. Morgan US Disciplined Equity Portfolio          Van Kampen LIT Enterprise Fund
Oppenheimer Global Securities Fund/VA                Van Kampen LIT Growth and Income Fund

On May 1, 2000, the Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options for Valuemark II, III and IV. The SP Jennison International Growth Fund and SP Strategic Partners Focused Growth Fund were added as available investment options on December 15, 2000.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                             Effective Date
-----------------                                    --------------------                             --------------
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund        November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund             November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund                   November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund         November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund                     December 15, 1999
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund                  May 1, 2000
Seligman Technology Fund                             Seligman Henderson Technology Fund               May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund           May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund         May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund                     May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund              May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund                    May 1, 2000

                                       36
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

Premium Bonus

A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

Net Deposit                                              Bonus Paid
-----------                                              ----------
$15,000 to 24,999                                            4%
$25,000 to 99,999                                            5%
$100,000 to 999,999                                          6%
$1,000,000 to 4.999 million                                  7%
$5,000,000 or more                                           8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

Months following Deposit                                Amount Vested
------------------------                                -------------
0 to 12                                                      0%
13 to 24                                                     35%
25 to 36                                                     70%
37+                                                         100%

Expenses

Asset Based Expenses

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                    Mortality and Expense       Administrative
Contract                                 Risk Charge                Charge
--------                                 -----------                ------
USAllianz Alterity - Traditional            1.25%                    0.15%
USAllianz Alterity - Optional               1.55%                    0.15%
USAllianz Alterity - Enhanced               1.75%                    0.15%
USAllianz Rewards - Traditional             1.50%                    0.15%
USAllianz Rewards - Enhanced                1.70%                    0.15%
Valuemark II                                1.25%                    0.15%
Valuemark III                               1.25%                    0.15%
Valuemark IV                                1.34%                    0.15%
Valuemark Charter - Traditional             1.00%                    0.15%
Valuemark Charter - Enhanced                1.20%                    0.15%
Valuemark Income Plus                       1.25%                    0.15%

                                       37
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Valuemark IV contracts and $40 for Valuemark Charter, USAllianz Alterity and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $3,276,916 and $4,426,312, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity and USAllianz Rewards deferred annuity contracts. The amount of the contingent deferred sales charge is shown below.

                                                   Contingent Deferred Sales Charge
                        -----------------------------------------------------------------------------------------
Years Since Payment     Valuemark II      Valuemark III      Valuemark IV   USAllianz Alterity  USAllianz Rewards
-------------------     ------------      -------------      ------------   ------------------  -----------------
0-1                          5%               6%               6%               7%                      8.5%
1-2                          5%               5%               6%               6%                      8.5%
2-3                          4%               4%               6%               5%                      8.5%
3-4                          3%               3%               5%               4%                      8.5%
4-5                        1.5%             1.5%               4%               3%                        8%
5-6                          0%               0%               3%               0%                        7%
6-7                         --               --                2%              --                         5%
7-8                         --               --                0%              --                         4%
8-9                         --               --               --               --                         3%
9-10                        --               --               --               --                         0%
10+                         --               --               --               --                        --

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $9,784,497 and $16,657,195, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $135,934 and $153,188, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 2000 and 1999 were $61,184,108 and $188,123,947, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

                                       38
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for year ended December 31, 2000 are as follows.

                                                              Cost of               Proceeds from
                                                             Purchases                  Sales
                                                             ----------               ----------
Aim V.I. Capital Appreciation Fund                           $    8,176               $      117
Aim V.I. Growth Fund                                             60,675                    7,010
Aim V.I. International Equity Fund                                2,646                       75
Aim V.I. Value Fund                                               5,059                      251
Alger American Growth Portfolio                                  49,891                   11,375
Alger American Leveraged AllCap Portfolio                        36,170                   11,666
Alger American MidCap Growth Portfolio                            6,345                      318
Alger American Small Capitalization Portfolio                       995                       21
Davis VA Financial Portfolio                                      2,879                      292
Davis VA Real Estate Portfolio                                    2,133                      593
Davis VA Value Portfolio                                          3,676                      208
Franklin Aggressive Growth Securities Fund                       19,725                    2,655
Franklin Global Communications Securities Fund                  201,185                  191,028
Franklin Global Health Care Securities Fund                      31,413                   12,250
Franklin Growth and Income Securities Fund                      156,988                  269,819
Franklin High Income Fund                                        58,041                  142,667
Franklin Income Securities Fund                                 113,675                  235,062
Franklin Large Cap Growth Securities Fund                        92,800                   76,577
Franklin Money Market Fund                                    1,266,606                1,341,078
Franklin Natural Resources Securities Fund                       22,995                   30,026
Franklin Real Estate Fund                                        25,517                   53,657
Franklin Rising Dividends Securities Fund                        76,179                  144,685
Franklin S&P 500 Index Fund                                      46,318                   14,764
Franklin Small Cap Fund                                         229,850                  233,734
Franklin Technology Securities Fund                              14,147                    2,006
Franklin U.S. Government Fund                                    15,729                  138,312
Franklin Value Securities Fund                                   15,391                   11,191
Franklin Zero Coupon - 2000                                       3,545                   61,335
Franklin Zero Coupon - 2005                                       6,446                   14,805
Franklin Zero Coupon - 2010                                      19,169                   35,592
J.P. Morgan International Opportunities Fund                        657                       35
J.P. Morgan U.S. Disciplined Equity Fund                            706                       10
Mutual Discovery Securities Fund                                 14,443                   38,039

                                       39
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

                                                                Cost of              Proceeds from
                                                               Purchases                Sales
                                                               ---------               --------
Mutual Shares Securities Fund                                   $ 31,485               $102,491
Oppenheimer Global Securities Fund/VA                              3,963                    108
Oppenheimer High Income Fund/VA                                    1,121                     43
Oppenheimer Main Street Growth and Income Fund/VA                  6,435                    102
PIMCO VIT High Yield Bond Portfolio                                  673                     37
PIMCO VIT StocksPLUS Growth and Income Portfolio                     987                     56
PIMCO VIT Total Return Bond Portfolio                              1,955                    205
Seligman Global Technology Fund                                    6,680                    331
Seligman Small-Cap Value Fund                                      1,585                     59
Templeton Asset Strategy Fund                                      1,442                 15,675
Templeton Developing Markets Securities Fund                     124,756                165,633
Templeton Global Income Securities Fund                            4,054                 29,111
Templeton Growth Securities Fund                                 192,643                264,098
Templeton International Securities Fund                          578,146                581,309
Templeton International Smaller Companies  Fund                   79,239                 82,195
Templeton Pacific Growth Securities Fund                         364,821                389,652
USAllianz VIP Diversified Assets Fund                              2,317                    298
USAllianz VIP Fixed Fund                                           9,788                  8,384
USAllianz VIP Global Opportunities Fund                              108                      4
USAllianz VIP Growth Fund                                          1,508                    378
USAllianz VIP Money Market Fund                                   20,926                  9,256
Van Kampen LIT Enterprise Portfolio                                1,168                     54
Van Kampen LIT Growth and Income Portfolio                         1,764                     25

                                       40
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                                   AIM V.I.                  Alger American
                                                  Growth Fund                  Growth Fund
                                            -----------------------------------------------------
                                            Dollars         Units        Dollars         Units
                                            -----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $     27           3        $      6             1
  Transfers between funds .............         5,530         529           5,632           539
  Surrenders and terminations .........           (61)         (6)             (3)           --
  Rescissions .........................            --          --              --            --
  Bonus ...............................            --          --              --            --
  Other transactions ..................            --          --              --            --
                                            -----------------------------------------------------
Total Net Contract Transactions - 1999:      $  5,496         526        $  5,635           540
                                            =====================================================
Contract transactions - 2000:
  Purchase payments ...................      $    919          77        $    359            32
  Transfers between funds .............        27,912       2,412          18,251         1,640
  Surrenders and terminations .........        (4,136)       (387)         (2,895)         (277)
  Rescissions .........................          (166)        (14)            (10)           (1)
  Bonus ...............................            --          --              --            --
  Other transactions ..................            (8)         (1)             (6)           (1)
                                            -----------------------------------------------------
Total Net Contract Transactions - 2000:      $ 24,521       2,087        $ 15,699         1,393
                                            =====================================================
       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $     50           5        $    215            20
  Transfers between funds .............         3,764         360           4,119           396
  Surrenders and terminations .........           (18)         (2)            (10)           (1)
  Rescissions .........................            --          --              --            --
  Bonus ...............................            --          --              --            --
  Other transactions ..................            --          --              --            --
                                            -----------------------------------------------------
Total Net Contract Transactions - 1999:      $  3,796         363        $  4,324           415
                                            =====================================================
Contract transactions - 2000:
  Purchase payments ...................      $  1,712         150        $  1,077           100
  Transfers between funds .............        21,108       1,839          12,711         1,155
  Surrenders and terminations .........        (2,005)       (183)         (1,599)         (148)
  Rescissions .........................            (1)         --              --            --
  Bonus ...............................            --          --              --            --
  Other transactions ..................            (4)         --              (3)           --
                                            -----------------------------------------------------
Total Net Contract Transactions - 2000:      $ 20,810       1,806        $ 12,186         1,107
                                            =====================================================

                                                                                   Franklin
                                                    Alger American             Aggressive Growth
                                              Leveraged AllCap Portfolio     Securities Portfolio
                                            ----------------------------------------------------------
                                                 Dollars        Units         Dollars        Units
                                            ----------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................          $      1           --         $     --             --
  Transfers between funds .............             3,765          341               --             --
  Surrenders and terminations .........                (9)          (1)              --             --
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                --           --               --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 1999:          $  3,757          340         $     --             --
                                            ==========================================================

Contract transactions - 2000:
  Purchase payments ...................          $    228           17         $     52              5
  Transfers between funds .............            11,197          811           10,412            960
  Surrenders and terminations .........            (1,914)        (165)            (212)           (22)
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                (5)          (1)              --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 2000:          $  9,506          662         $ 10,252            943
                                            ==========================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................          $      8            1         $     --             --
  Transfers between funds .............             3,078          277               --             --
  Surrenders and terminations .........                (9)          (1)              --             --
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                --           --               --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 1999:          $  3,077          277         $     --             --
                                            ==========================================================

Contract transactions - 2000:
  Purchase payments ...................          $    616           49         $    413             37
  Transfers between funds .............             9,456          730            6,548            670
  Surrenders and terminations .........            (1,343)        (115)             (94)           (10)
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                (3)           1               --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 2000:          $  8,726          665         $  6,867            697
                                            ==========================================================

                                       41
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin Global                 Franklin Global
                                                  Communications                    Health Care
                                                  Securities Fund                 Securities Fund
                                             ---------------------------------------------------------------
                                              Dollars         Units             Dollars         Units
                                             ---------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $   3,272              96       $     103              11
  Transfers between funds .............        (24,958)           (870)          3,399             351
  Surrenders and terminations .........       (249,669)         (8,364)         (2,835)           (314)
  Rescissions .........................           (386)            (12)             (2)             --
  Bonus ...............................             --              --              --              --
  Other transactions ..................           (405)            (14)             (3)             --
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 1999:      $(272,146)         (9,164)      $     662              48
                                             ===============================================================

Contract transactions - 2000:
  Purchase payments ...................      $   2,280              51       $     189              14
  Transfers between funds .............            199            (100)         15,456           1,135
  Surrenders and terminations .........       (171,797)         (4,741)         (2,935)           (215)
  Rescissions .........................           (393)            (10)            (43)             (3)
  Bonus ...............................             --              --              --              --
  Other transactions ..................           (337)             (9)            (24)             (1)
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 2000:      $(170,048)         (4,809)      $  12,643             930
                                             ===============================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $   3,917             118       $     502              55
  Transfers between funds .............         13,001             433           2,077             220
  Surrenders and terminations .........         (4,380)           (138)           (267)            (30)
  Rescissions .........................            (16)             (1)             (2)             --
  Bonus ...............................             --              --              --              --
  Other transactions ..................            (10)             --              --              --
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 1999:      $  12,512             412       $   2,310             245
                                             ===============================================================

Contract transactions - 2000:
  Purchase payments ...................      $   2,229              60       $     776              57
  Transfers between funds .............         10,948             276           7,074             517
  Surrenders and terminations .........         (5,805)           (163)         (1,120)            (82)
  Rescissions .........................            (68)             (2)             --              --
  Bonus ...............................             --              --              --              --
  Other transactions ..................            (14)             (1)             15               1
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 2000:      $  7,290              170          $6,745             493
                                             ===============================================================

                                                     Franklin                       Franklin
                                                    Growth and                        High
                                                    Income Fund                    Income Fund
                                            ------------------------------------------------------------
                                                Dollars         Units          Dollars        Units
                                            ------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................       $   8,279             191       $   1,791              69
  Transfers between funds .............         (16,044)           (589)        (18,484)           (851)
  Surrenders and terminations .........        (330,869)        (12,405)        (99,823)         (4,698)
  Rescissions .........................            (714)            (27)           (186)             (9)
  Bonus ...............................              --              --              --              --
  Other transactions ..................            (415)            (16)           (112)             (5)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 1999:       $(339,763)        (12,846)      $(116,814)         (5,494)
                                            ============================================================

Contract transactions - 2000:
  Purchase payments ...................       $   2,687              75       $     736              27
  Transfers between funds .............         (37,687)         (1,498)        (11,037)           (489)
  Surrenders and terminations .........        (187,047)         (6,957)        (54,634)         (2,693)
  Rescissions .........................            (178)             (7)            (54)             (3)
  Bonus ...............................              --              --              --              --
  Other transactions ..................            (286)            (11)            (69)             (3)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 2000:       $(222,511)         (8,398)      $ (65,058)         (3,161)
                                            ============================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................       $  11,510             390       $   7,857             366
  Transfers between funds .............          18,552             696           2,895             140
  Surrenders and terminations .........         (18,645)           (694)        (11,350)           (536)
  Rescissions .........................            (127)             (5)           (890)            (42)
  Bonus ...............................              --              --              --              --
  Other transactions ..................             (46)             (2)            (23)             (1)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 1999:       $  11,244             385       $  (1,511)            (73)
                                            ============================================================

Contract transactions - 2000:
  Purchase payments ...................       $   2,437              91       $   1,216              60
  Transfers between funds .............          (8,657)           (348)         (8,693)           (405)
  Surrenders and terminations .........         (16,314)           (620)         (9,868)           (494)
  Rescissions .........................             (38)             (2)           (161)             (8)
  Bonus ...............................              --              --              --              --
  Other transactions ..................             (38)             (1)            (18)             (1)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 2000:       $ (22,610)           (880)      $ (17,524)           (848)
                                            ============================================================

                                       42
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                     Franklin                  Franklin Large
                                                      Income                     Cap Growth
                                                  Securities Fund              Securities Fund
                                             --------------------------------------------------------
                                              Dollars         Units        Dollars         Units
                                             --------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $   4,169           123       $   3,422          149
  Transfers between funds .............        (69,103)       (2,779)        117,374        7,093
  Surrenders and terminations .........       (293,384)      (11,779)        (81,394)      (4,809)
  Rescissions .........................         (1,016)          (41)           (255)         (15)
  Bonus ...............................             --            --              --           --
Other transactions ....................           (388)          (15)            (79)          (5)
                                             --------------------------------------------------------

Total Net Contract Transactions - 1999:      $(359,722)      (14,491)      $  39,068        2,413
                                             ========================================================

Contract transactions - 2000:
  Purchase payments ...................      $   1,745            55       $   2,503           82
  Transfers between funds .............        (35,959)       (1,445)         41,620        1,899
  Surrenders and terminations .........       (164,635)       (6,350)        (54,806)      (2,481)
  Rescissions .........................           (322)          (13)            (34)          (2)
  Bonus ...............................             --            --              --           --
  Other transactions ..................           (261)          (10)            (88)          (4)
                                             --------------------------------------------------------

Total Net Contract Transactions - 2000:      $(199,432)       (7,763)      $ (10,805)        (506)
                                             ========================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $   9,595           367       $  10,004          584
  Transfers between funds .............          5,898           239          59,488        3,598
  Surrenders and terminations .........        (11,863)         (459)        (20,046)      (1,157)
  Rescissions .........................           (122)           (5)            (56)          (4)
  Bonus ...............................             --            --              --           --
  Other transactions ..................            (29)           (1)            (31)          (2)
                                             --------------------------------------------------------

Total Net Contract Transactions - 1999:      $   3,479           141       $  49,359        3,019
                                             ========================================================

Contract transactions - 2000:
  Purchase payments ...................      $   2,116            81       $   3,475          160
  Transfers between funds .............        (10,188)         (419)         23,040        1,070
  Surrenders and terminations .........        (11,632)         (455)        (17,342)        (799)
  Rescissions .........................           (224)           (9)           (231)         (11)
  Bonus ...............................             --            --              --           --
  Other transactions ..................            (24)           (1)            (41)          (2)
                                             --------------------------------------------------------

Total Net Contract Transactions - 2000:      $ (19,952)         (803)      $   8,901          418
                                             ========================================================

                                                    Franklin                    Franklin
                                                  Money Market              Natural Resources
                                                      Fund                   Securities Fund
                                             ----------------------------------------------------
                                              Dollars        Units         Dollars        Units
                                             ----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................       $   7,896           180       $    315           33
  Transfers between funds .............         194,558        13,480         (5,419)        (549)
  Surrenders and terminations .........        (269,858)      (18,284)        (9,916)        (989)
  Rescissions .........................            (187)          (13)           (65)          (6)
  Bonus ...............................              --            --             --           --
Other transactions ....................            (109)           (7)           (24)          (2)
                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:       $ (67,700)       (4,644)      $(15,109)      (1,513)
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................       $   5,924           110       $    131           11
  Transfers between funds .............          46,847         3,284          1,060           73
  Surrenders and terminations .........        (132,186)       (8,659)        (8,163)        (651)
  Rescissions .........................            (889)          (59)            --           --
  Bonus ...............................              --            --             --           --
  Other transactions ..................             (73)           (5)           (20)          (1)
                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:       $ (80,377)       (5,329)      $ (6,992)        (568)
                                             ====================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................       $  12,863           690       $    459           45
  Transfers between funds .............          25,077         1,872            923          123
  Surrenders and terminations .........         (25,030)       (1,665)          (618)         (61)
  Rescissions .........................             (49)           (3)           (57)          (5)
  Bonus ...............................              --            --             --           --
  Other transactions ..................             (10)           --             (2)          --
                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:       $  12,851           894       $    705          102
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................       $   6,919           460       $    425           33
  Transfers between funds .............          (6,493)         (450)           593           41
  Surrenders and terminations .........         (18,631)       (1,243)          (736)         (58)
  Rescissions .........................            (181)          (12)            --           --
  Bonus ...............................              --            --             --           --
  Other transactions ..................              (9)           --             (2)          --
                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:       $ (18,395)       (1,245)      $    280           16
                                             ====================================================

                                       43
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                     Franklin                     Franklin
                                                    Real Estate               Rising Dividends
                                                       Fund                    Securities Fund
                                             -------------------------------------------------------
                                              Dollars         Units        Dollars         Units
                                             -------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $    790           29       $   2,867           105
  Transfers between funds .............       (29,234)      (1,316)        (38,032)       (1,898)
  Surrenders and terminations .........       (66,659)      (2,934)       (173,741)       (8,612)
  Rescissions .........................          (283)         (13)           (316)          (16)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (83)          (4)           (194)          (10)
                                             -------------------------------------------------------

Total Net Contract Transactions - 1999:      $(95,469)      (4,238)      $(209,416)      (10,431)
                                             =======================================================

Contract transactions - 2000:
  Purchase payments ...................      $    452           17       $   1,115            46
  Transfers between funds .............        (6,716)        (303)        (27,706)       (1,498)
  Surrenders and terminations .........       (32,198)      (1,343)        (87,143)       (4,529)
  Rescissions .........................           (86)          (4)           (157)           (8)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (52)          (2)           (119)           (6)
                                             -------------------------------------------------------

Total Net Contract Transactions - 2000:      $(38,600)      (1,635)      $(114,010)       (5,995)
                                             =======================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $  1,696           73       $   5,964           284
  Transfers between funds .............        (4,570)        (216)           (282)          (31)
  Surrenders and terminations .........        (4,328)        (189)        (10,886)         (537)
  Rescissions .........................            (7)          --            (111)           (6)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (13)          (1)            (25)           (1)
                                             -------------------------------------------------------

Total Net Contract Transactions - 1999:      $ (7,222)        (333)      $  (5,340)         (291)
                                             =======================================================

Contract transactions - 2000:
  Purchase payments ...................      $  1,690           71       $     846            45
  Transfers between funds .............        (2,007)         (98)        (11,101)         (607)
  Surrenders and terminations .........        (3,008)        (126)         (8,449)         (445)
  Rescissions .........................           (20)          (1)            (38)           (2)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (10)          --             (17)           (1)
                                             -------------------------------------------------------

Total Net Contract Transactions - 2000:      $ (3,355)        (154)      $ (18,759)       (1,010)
                                             =======================================================

                                                      Franklin                    Franklin
                                                       S&P 500                    Small Cap
                                                     Index Fund                     Fund
                                            ----------------------------------------------------
                                                Dollars        Units         Dollars        Units
                                            ----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................        $      5           --       $  1,798           96
  Transfers between funds .............           7,594          745          8,311           38
  Surrenders and terminations .........            (181)         (18)       (72,223)      (4,322)
  Rescissions .........................              --           --           (139)          (8)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              --           --            (90)          (6)
                                            ----------------------------------------------------

Total Net Contract Transactions - 1999:        $  7,418          727       $(62,343)      (4,202)
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $    555           50       $  2,330           66
  Transfers between funds .............          23,833        2,235         18,180          565
  Surrenders and terminations .........          (4,933)        (488)       (63,294)      (2,146)
  Rescissions .........................             (43)          (4)           (65)          (2)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              (8)          (1)          (103)          (3)
                                            ----------------------------------------------------

Total Net Contract Transactions - 2000:        $ 19,404        1,792       $(42,952)      (1,520)
                                            ====================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................        $    274           26       $  4,252          243
  Transfers between funds .............           6,114          601          6,853          269
  Surrenders and terminations .........             (10)          (1)        (9,430)        (538)
  Rescissions .........................              --           --            (56)          (4)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              --           --            (28)          (2)
                                            ----------------------------------------------------

Total Net Contract Transactions - 1999:        $  6,378          626       $  1,591          (32)
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $  1,555          152       $  4,483          155
  Transfers between funds .............          12,507        1,218         16,969          573
  Surrenders and terminations .........          (1,398)        (137)       (13,243)        (457)
  Rescissions .........................              (2)          --           (110)          (4)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              (3)          --            (38)          (1)
                                            ----------------------------------------------------

Total Net Contract Transactions - 2000:        $ 12,659        1,233       $  8,061          266
                                            ====================================================

                                       44
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                 Franklin                     Franklin
                                                Technology                 U.S. Government
                                              Securities Fund                   Fund
                                             ----------------------------------------------------
                                             Dollars      Units        Dollars         Units
                                             ----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $    --         --       $   2,444          130
  Transfers between funds .............           --         --         (16,017)        (857)
  Surrenders and terminations .........           --         --        (164,751)      (8,770)
  Rescissions .........................           --         --          (1,028)         (55)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --         --            (201)         (10)
                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:      $    --         --       $(179,553)      (9,562)
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................      $    91          9       $   1,370           72
  Transfers between funds .............        6,741        596         (14,222)        (756)
  Surrenders and terminations .........         (363)       (35)        (94,802)      (4,957)
  Rescissions .........................          (83)        (8)            (92)          (5)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --          1            (143)          (8)
                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:      $ 6,386        563       $(107,889)      (5,654)
                                             ====================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    --         --       $   7,769          407
  Transfers between funds .............           --         --          15,383          826
  Surrenders and terminations .........           --         --          (7,610)        (407)
  Rescissions .........................           --         --            (156)          (8)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --         --             (13)          (1)

                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:      $    --         --       $  15,373          817
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................      $   362         33       $     984           52
  Transfers between funds .............        5,540        501          (4,384)        (226)
  Surrenders and terminations .........         (105)       (10)         (6,993)        (370)
  Rescissions .........................           --         --            (380)         (20)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --         --             (12)          --

                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:      $ 5,797        524       $ (10,785)        (564)
                                             ====================================================

                                                    Franklin                    Franklin
                                                      Value                    Zero Coupon
                                                 Securities Fund               Fund - 2000
                                            -----------------------------------------------
                                              Dollars        Units         Dollars        Units
                                            -----------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $   326         12       $    183            9
  Transfers between funds .............        2,439        332         (1,531)         (74)
  Surrenders and terminations .........       (2,562)      (336)       (20,400)        (982)
  Rescissions .........................           (1)        --             (4)          --
  Bonus ...............................           --         --             --           --
  Other transactions ..................           (2)        --            (27)          (1)
                                            -----------------------------------------------

Total Net Contract Transactions - 1999:      $   200          8       $(21,779)      (1,048)
                                            ===============================================

Contract transactions - 2000:
  Purchase payments ...................      $   103          5       $    153            7
  Transfers between funds .............        4,679        597        (39,070)      (1,788)
  Surrenders and terminations .........       (2,606)      (316)       (16,431)        (764)
  Rescissions .........................           --         --             --           --
  Bonus ...............................           --         --             --           --
  Other transactions ..................          (15)        (1)           (19)          (1)
                                            -----------------------------------------------

Total Net Contract Transactions - 2000:      $ 2,161        285       $(55,367)      (2,546)
                                            ===============================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $   715         80       $    340           16
  Transfers between funds .............        1,785        221          2,017           98
  Surrenders and terminations .........         (514)       (65)          (403)         (20)
  Rescissions .........................           (1)        --             (8)          --
  Bonus ...............................           --         --             --           --
  Other transactions ..................           (1)        --             --           --

                                            -----------------------------------------------

Total Net Contract Transactions - 1999:      $ 1,984        236       $  1,946           94
                                            ===============================================

Contract transactions - 2000:
  Purchase payments ...................      $   358         43       $      7           --
  Transfers between funds .............        2,367        292         (5,396)        (251)
  Surrenders and terminations .........         (574)       (70)          (630)         (30)
  Rescissions .........................           (1)        --             --           --
  Bonus ...............................           --         --             --           --
  Other transactions ..................           11          1             (1)          --

                                            -----------------------------------------------

Total Net Contract Transactions - 2000:      $ 2,161        266       $ (6,020)        (281)
                                            ===============================================

                                       45
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              Franklin               Franklin                 Mutual                Mutual
                                             Zero Coupon            Zero Coupon             Discovery               Shares
                                             Fund - 2005            Fund - 2010          Securities Fund        Securities Fund
                                          ---------------------------------------------------------------------------------------
                                           Dollars    Units      Dollars      Units     Dollars      Units     Dollars      Units
                                          ---------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $    215        9     $    206         8     $    889         56     $  2,270       134
  Transfers between funds .............       (950)     (40)         225         1       (9,239)      (849)         261       (64)
  Surrenders and terminations .........    (14,106)    (591)     (19,041)     (739)     (37,478)    (3,121)     (72,561)   (5,722)
  Rescissions .........................        (15)      (1)          (7)       --          (62)        (5)        (653)      (52)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................        (21)      (1)         (25)       (1)         (38)        (3)         (81)       (6)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $(14,877)    (624)    $(18,642)     (731)    $(45,928)    (3,922)    $(70,764)   (5,710)
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     68        3     $     66         3     $    488         26     $  1,031        60
  Transfers between funds .............      1,612       58       (3,341)     (142)       3,377        193       (6,985)     (565)
  Surrenders and terminations .........     (9,673)    (405)     (10,971)     (434)     (20,846)    (1,411)     (38,644)   (2,840)
  Rescissions .........................         (2)      --           --        --           (2)        --       (1,664)     (126)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................        (16)      (1)         (16)       --          (28)        (2)         (57)       (4)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ (8,011)    (345)    $(14,262)     (573)    $(17,011)    (1,194)    $(46,319)   (3,475)
                                          =======================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $  1,585       66     $  2,411        92     $  3,851        317     $  9,961       780
  Transfers between funds .............      3,627      152        3,934       152       (3,004)      (273)       6,279       461
  Surrenders and terminations .........       (912)     (39)      (1,308)      (51)     (12,557)    (1,029)     (27,138)   (2,132)
  Rescissions .........................        (89)      (4)         (84)       (3)        (169)       (14)        (156)      (12)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................         (3)      --           (3)       --          (35)        (3)         (81)       (7)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $  4,208      175     $  4,950       190     $(11,914)    (1,002)    $(11,135)     (910)
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     38        2     $    406        17     $    977         68     $  2,582       192
  Transfers between funds .............       (255)     (12)      (1,468)      (58)        (425)       (29)     (17,496)   (1,334)
  Surrenders and terminations .........       (854)     (36)      (1,253)      (50)     (10,606)      (737)     (25,218)   (1,877)
  Rescissions .........................         --       --           (2)       --          (17)        (1)        (205)      (16)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................         (2)      --           (3)       --          (32)        (2)         (66)       (5)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ (1,073)     (46)    $ (2,320)      (91)    $(10,103)      (701)    $(40,403)   (3,040)
                                          =======================================================================================

                                       46
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Templeton              Templeton              Templeton            Templeton
                                             Asset Strategy       Developing Markets       Global Income            Growth
                                                  Fund              Securities Fund       Securities Fund       Securities Fund
                                          ---------------------------------------------------------------------------------------
                                            Dollars    Units     Dollars       Units     Dollars     Units     Dollars     Units
                                          ---------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $     577       21    $   1,065        106    $     372       22    $   3,910       176
  Transfers between funds .............      (8,133)    (601)      (9,812)    (1,139)      (8,997)    (528)     (21,594)   (1,329)
  Surrenders and terminations .........     (13,574)    (969)     (35,691)    (3,707)     (37,944)  (2,216)    (142,831)   (8,168)
  Rescissions .........................         (16)      (1)        (154)       (15)        (414)     (25)        (338)      (19)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................         (21)      (2)         (74)        (8)         (49)      (3)        (242)      (14)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $ (21,167)  (1,552)   $ (44,666)    (4,763)   $ (47,032)  (2,750)   $(161,095)   (9,354)
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     298       17    $     498         40    $     248       15    $   2,210       108
  Transfers between funds .............      (1,885)    (130)      (9,446)      (896)      (4,704)    (290)     (12,587)     (698)
  Surrenders and terminations .........      (7,791)    (540)     (28,071)    (2,709)     (17,568)  (1,079)    (118,652)   (6,290)
  Rescissions .........................         (40)      (3)        (130)       (11)         (76)      (5)         (50)       (3)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................         (15)      (1)         (55)        (5)         (29)      (2)        (189)      (10)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  (9,433)    (657)   $ (37,204)    (3,581)   $ (22,129)  (1,361)   $(129,268)   (6,893)
                                          =======================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $   2,112      146    $   2,375        232    $   1,026       58    $  12,834       706
  Transfers between funds .............      (1,245)     (90)         164          1          761       44        8,319       454
  Surrenders and terminations .........      (2,188)    (144)      (2,666)      (266)      (1,626)     (96)     (17,701)   (1,004)
  Rescissions .........................          (2)      --           (6)        (1)          (5)      --         (144)       (9)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................          (6)      --          (13)        (2)          (3)      --          (46)       (3)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $  (1,329)     (88)   $    (146)       (36)   $     153        6    $   3,262       144
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     595       43    $   1,132        105    $     124        8    $   3,186       172
  Transfers between funds .............      (2,973)    (215)        (165)       (56)        (816)     (51)       1,509        80
  Surrenders and terminations .........      (1,842)    (132)      (3,958)      (386)      (1,434)     (89)     (18,926)   (1,015)
  Rescissions .........................          --       --          (36)        (4)         (64)      (4)         (70)       (4)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................          (5)      (1)         (10)        (1)          (2)      --          (43)       (3)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  (4,225)    (305)   $  (3,037)      (342)   $  (2,192)    (136)   $ (14,344)     (770)
                                          =======================================================================================

                                       47
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Templeton               Templeton              Templeton            USAllianz VIP
                                             International        International Smaller     Pacific Growth       Diversified Assets
                                            Securities Fund          Companies Fund         Securities Fund             Fund
                                          -----------------------------------------------------------------------------------------
                                           Dollars      Units      Dollars       Units     Dollars      Units      Dollars    Units
                                          -----------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $   2,621        122    $     115          7    $     738         69    $      --      --
  Transfers between funds .............     (63,288)    (3,285)      (1,461)      (163)      (6,774)      (499)          88       9
  Surrenders and terminations .........    (268,235)   (13,664)      (3,544)      (343)     (29,652)    (3,163)          --      --
  Rescissions .........................      (1,975)       (99)          (3)        --          (36)        (4)          --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................        (340)       (17)          (5)        --          (56)        (6)          --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $(331,217)   (16,943)   $  (4,898)      (499)   $ (35,780)    (3,603)   $      88       9
                                          =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $   1,546         59    $     165         10    $     296         27    $      60       6
  Transfers between funds .............     (15,843)      (718)         985         81       (4,941)      (426)         761      75
  Surrenders and terminations .........    (150,297)    (6,965)      (3,584)      (305)     (17,186)    (1,822)         (93)     (9)
  Rescissions .........................        (225)       (10)          --         --          (33)        (4)          --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................        (242)       (11)          (4)        --          (37)        (4)          --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $(165,061)    (7,645)   $  (2,438)      (214)   $ (21,901)    (2,229)   $     728      72
                                          =========================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $   3,376        160    $     412         41    $     635         65    $      --      --
  Transfers between funds .............        (471)       (18)        (381)       (46)       3,409        397           14       1
  Surrenders and terminations .........      (8,087)      (402)      (1,010)       (96)        (771)       (76)          --      --
  Rescissions .........................         (40)        (2)          (3)        --           (3)        --           --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................         (24)        (1)          (3)        (1)          (3)         2           --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $  (5,246)      (263)   $    (985)      (102)   $   3,267        388    $      14       1
                                          =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $   1,548         73    $     237         21    $     419         43    $      84       8
  Transfers between funds .............       3,666        184          490         41         (976)        (7)         858      85
  Surrenders and terminations .........      (8,165)      (382)      (1,052)       (91)      (1,355)      (145)         (62)     (6)
  Rescissions .........................        (228)       (11)         (32)        (3)          --         --           --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................         (21)        (1)          (3)        (1)          (3)        (1)          --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  (3,200)      (137)   $    (360)       (33)   $  (1,915)      (110)   $     880      87
                                          =========================================================================================

                                       48
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               USAllianz VIP                USAllianz VIP                       Total
                                               Fixed Income                    Growth                            All
                                                   Fund                         Fund                            Funds
                                          ------------------------------------------------------------------------------------
                                            Dollars      Units            Dollars      Units            Dollars        Units
                                          ------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $        --       --          $        --       --          $    50,672        1,967
  Transfers between funds .............           126       13                  224       22                  456        5,213
  Surrenders and terminations .........            --       --                   (8)      (1)          (2,513,003)    (130,027)
  Rescissions .........................            --       --                   --       --               (8,255)        (436)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --               (3,084)        (156)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $       126       13          $       216       21          $(2,473,214)    (123,439)
                                          ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $        --       --          $         1       --          $    30,897        1,202
  Transfers between funds .............           452       42                  555       52                2,000        4,966
  Surrenders and terminations .........           (68)      (7)                (130)     (12)          (1,510,704)     (73,003)
  Rescissions .........................            --       --                   --       --               (4,837)        (305)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --               (2,324)        (109)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $       384       35          $       426       40          $(1,484,968)     (67,249)
                                          ====================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $        --       --          $        --       --          $   118,568        6,433
  Transfers between funds .............             5        1                  101       10              187,684       11,368
  Surrenders and terminations .........            --       --                   --       --             (201,381)     (11,836)
  Rescissions .........................            --       --                   --       --               (2,359)        (128)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --                 (451)         (28)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $         5        1          $       101       10          $   102,061        5,809
                                          ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $         4       --          $        28        3          $    45,056        2,644
  Transfers between funds .............           584       58                  422       39               54,897        4,803
  Surrenders and terminations .........           (48)      (5)                   5        1             (195,657)     (10,965)
  Rescissions .........................            --       --                   --       --               (2,109)        (114)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --                 (401)         (21)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $       540       53          $       455       43          $   (98,214)      (3,653)
                                          ====================================================================================

                                       49
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                            Franklin Global      Franklin Global          Franklin              Franklin
                                            Communications         Health Care           Growth and               High
                                            Securities Fund      Securities Fund         Income Fund           Income Fund
                                          ----------------------------------------------------------------------------------
                                          Dollars      Units    Dollars     Units     Dollars     Units     Dollars     Units
                                          ----------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments ...................   $   179        6      $    36       4       $ 1,195      44       $   219       10
  Transfers between funds .............       (19)      (1)          (6)     (1)          (13)     --           260       12
  Surrenders and terminations .........        (1)      --           --      --          (634)    (23)          (49)      (2)
  Rescissions .........................        --       --           --      --            --      --            --       --
  Bonus ...............................        --       --           --      --            --      --            --       --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $   159        5      $    30       3       $   548      21       $   430       20
                                          ==================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $   210        6      $   106       9       $   169       6       $   265       13
  Transfers between funds .............        56        1           22       2          (103)     (2)         (250)     (12)
  Surrenders and terminations .........        (2)      --           --      --          (293)    (11)          (19)      (1)
  Rescissions .........................        --       --           --      --            --      --            --       --
  Bonus ...............................        --       --           --      --            --      --            --       --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   264        7      $   128      11       $  (227)     (7)      $    (4)      --
                                          ==================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments ...................   $   237        7      $    43       5       $   238       9       $     7       --
  Transfers between funds .............        (8)      --            2      --             7      --            14        1
  Surrenders and terminations .........        (1)      --           --      --            (4)     --            (3)      --
  Rescissions .........................        --       --           --      --            --      --            --       --
  Bonus ...............................        --       --           --      --            --      --            --       --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $   228        7      $    45       5       $   241       9       $    18        1
                                          ==================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $    47        1      $    47       4       $   172       7       $    84        4
  Transfers between funds .............       (38)      (1)          (6)     --           (24)     (1)           --       --
  Surrenders and terminations .........        (3)      --           (5)     --            (7)     --           (30)      (1)
  Rescissions .........................        --       --           (4)     --            --      --            --       --
  Bonus -- ............................        --       --           --      --            --      --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     6       --      $    32       4       $   141       6       $    54        3
                                          ==================================================================================

                                       50
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              Franklin            Franklin Large             Franklin                Franklin
                                               Income               Cap Growth             Money Market          Natural Resources
                                          Securities Fund         Securities Fund              Fund               Securities Fund
                                          ----------------------------------------------------------------------------------------
                                          Dollars     Units      Dollars     Units       Dollars     Units       Dollars     Units
                                         -----------------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments ...................  $  1,223       48       $  1,393       82       $  8,404      562       $     57        5
  Transfers between funds .............        12        1             42        2            173        7             14       --
  Surrenders and terminations .........        (2)      --           (920)     (48)          (103)      (7)            --       --
  Rescissions .........................        --       --           (274)     (17)            --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        --       --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:  $  1,233       49       $    241       19       $  8,474      562       $     71        5
                                         =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................  $    209        8       $    265       13       $  8,131      517       $      2       --
  Transfers between funds .............       (20)      (1)           103        2          1,813      102             (7)      (1)
  Surrenders and terminations .........      (387)     (15)          (163)      (8)         2,640      170             --       --
  Rescissions .........................        --       --             --       --             --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        (1)      --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:  $   (199)      (8)      $    205        7       $ 12,584      789       $     (5)      (1)
                                         =========================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments ...................  $     79        3       $    125        7       $     57        4       $      4       --
  Transfers between funds .............        17        1             --       --            (41)      (3)             2       --
  Surrenders and terminations .........        (1)      --             (4)      --             --       --             --       --
  Rescissions .........................        --       --             --       --             --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        --       --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:  $     95        4       $    121        7       $     16        1       $      6       --
                                         =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................  $    129        5       $    351       17       $     --       --       $     --       --
  Transfers between funds .............        (3)      --              3       --            109        7              6       --
  Surrenders and terminations .........        (1)      --            (15)      (1)          (126)      (8)            --       --
  Rescissions .........................        --       --             --       --             --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        --       --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:  $    125        5       $    339       16       $    (17)      (1)      $      6       --
                                         =========================================================================================

                                       51
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Franklin              Franklin              Franklin              Franklin
                                              Real Estate         Rising Dividends        Small Cap           U.S. Government
                                                 Fund             Securities Fund            Fund                  Fund
                                            ---------------------------------------------------------------------------------
                                            Dollars   Units       Dollars   Units       Dollars   Units      Dollars    Units
                                            ---------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments .....................   $   281      13       $   355      18       $   190      11       $ 1,598      83
  Transfers between funds ...............       136       7             2      --           456      21           343      18
  Surrenders and terminations ...........        --      --            --      --            --      --          (270)    (14)
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $   417      20       $   357      18       $   646      32       $ 1,671      87
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   152       6       $    71       4       $    59       2       $    27       1
  Transfers between funds ...............       (64)     (3)           37       3         1,148      37          (783)    (40)
  Surrenders and terminations ...........        --      --          (129)     (7)       (1,727)    (58)           (2)     --
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 2000: .   $    88       3       $   (21)     --       $  (520)    (19)      $  (758)    (39)
                                            =================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments .....................   $    13       1       $   214      11       $    48       3       $   213      11
  Transfers between funds ...............         2      --            (1)     --             4      --            14       1
  Surrenders and terminations ...........        --      --            (1)     --            --      --            (7)     --
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $    15       1       $   212      11       $    52       3       $   220      12
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   110       5       $    --      --       $   165       5       $   193      10
  Transfers between funds ...............         5      --           (29)     (2)           14      --           (11)     (1)
  Surrenders and terminations ...........        (5)     --            (1)     --            (5)     --           (11)     (1)
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

  Total Net Contract Transactions - 2000:   $   110       5       $   (30)     (2)      $   174       5       $   171       8
                                            =================================================================================

                                       52
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Franklin              Mutual             Mutual              Templeton
                                                 Value              Discovery           Shares            Asset Strategy
                                            Securities Fund      Securities Fund    Securities Fund            Fund
                                            -----------------------------------------------------------------------------
                                            Dollars   Units      Dollars   Units    Dollars    Units      Dollars   Units
                                            -----------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments .....................   $ 374       48       $ 262       22       $ 895       70       $  34        2
  Transfers between funds ...............      (1)      --          (2)      --         (34)      (3)         --       --
  Surrenders and terminations ...........    (258)     (34)        (24)      (2)        (26)      (2)         --       --
  Rescissions ...........................      --       --          --       --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $ 115       14       $ 236       20       $ 835       65       $  34        2
                                            =============================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   4       --       $  65        4       $ 143       11       $  --       --
  Transfers between funds ...............      (3)       1          24        2          17        1          (2)      --
  Surrenders and terminations ...........      --       --        (190)     (13)       (110)      (8)         --       --
  Rescissions ...........................      --       --          --       --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

Total Net Contract Transactions - 2000: .   $   1        1       $(101)      (7)      $  50        4       $  (2)      --
                                            =============================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments .....................   $  22        3       $ 123       10       $  94        7       $  15        1
  Transfers between funds ...............      --       --           4       --           6        1          (1)      --
  Surrenders and terminations ...........      --       --          (4)      --          (5)      --          --       --
  Rescissions ...........................      --       --          --       --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $  22        3       $ 123       10       $  95        8       $  14        1
                                            =============================================================================

Contract transactions - 2000:
  Purchase payments .....................   $  --       --       $  96        7       $ 293       23       $  30        2
  Transfers between funds ...............      --       --           6       --         (12)      (1)        (15)      (1)
  Surrenders and terminations ...........      --       --         (11)      (1)        (33)      (2)         --       --
  Rescissions ...........................      --       --          (6)      --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

  Total Net Contract Transactions - 2000:   $  --       --       $  85        6       $ 248       20       $  15        1
                                            =============================================================================

                                       53
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Templeton             Templeton             Templeton             Templeton
                                           Developing Markets      Global Income            Growth             International
                                            Securities Fund       Securities Fund       Securities Fund       Securities Fund
                                            ---------------------------------------------------------------------------------
                                            Dollars    Units      Dollars    Units      Dollars    Units      Dollars   Units
                                            ---------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments .....................   $   211      21       $   437      25       $ 1,732      97       $ 2,640     130
  Transfers between funds ...............      (225)     --             1      --          (132)      3          (882)     (6)
  Surrenders and terminations ...........        --      --            --      --          (863)    (46)           --      --
  Rescissions ...........................        --      --            --      --           (59)     (3)           --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $   (14)     21       $   438      25       $   678      51       $ 1,758     124
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   124      12       $   108       6       $   307      16       $ 1,953      93
  Transfers between funds ...............      (472)     (4)            2      --          (318)     --        (1,198)    (12)
  Surrenders and terminations ...........       (42)     (4)          (29)     (2)         (174)     (9)       (1,596)    (71)
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 2000: .   $  (390)      4       $    81       4       $  (185)      7       $  (841)     10
                                            =================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments .....................   $    75       7       $    21       1       $   288      16       $   268      13
  Transfers between funds ...............         2      --           (15)     (1)            4      --            12       1
  Surrenders and terminations ...........        --      --            --      --           (10)     (1)           --      --
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $    77       7       $     6      --       $   282      15       $   280      14
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $    71       6       $    --      --       $   105       6       $   189       9
  Transfers between funds ...............        12       1            --      --             6      --            23       1
  Surrenders and terminations ...........        (6)     (1)           --      --           (22)     (1)          (33)     (2)
  Rescissions ...........................        (6)     (1)           --      --            (6)     --            (6)     --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

  Total Net Contract Transactions - 2000:   $    71       5       $    --      --       $    83       5       $   173       8
                                            =================================================================================

                                       54
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                Templeton                Templeton                 Total
                                          International Smaller       Pacific Growth                All
                                             Companies Fund           Securities Fund              Funds
                                          ---------------------------------------------------------------------
                                           Dollars       Units       Dollars     Units       Dollars      Units
                                          ---------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments ...................   $      3         --        $     58        6       $ 21,776     1,307
  Transfers between funds .............       (133)        --             (32)      --            (40)       60
  Surrenders and terminations .........         --         --              --       --         (3,150)     (178)
  Rescissions .........................         --         --              --       --           (333)      (20)
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             --        --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $   (130)        --        $     26        6       $ 18,253     1,169
                                          =====================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     27          2        $      5       --       $ 12,402       729
  Transfers between funds .............       (376)       (33)           (277)     (34)          (651)        9
  Surrenders and terminations .........        (19)        (2)            (33)      (3)        (2,275)      (42)
  Rescissions .........................         --         --              --       --             --        --
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             (1)       --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   (368)       (33)       $   (305)     (37)      $  9,475       696
                                          =====================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments ...................   $     49          4        $     46        4       $  2,279       127
  Transfers between funds .............         --         --              --       --             24         1
  Surrenders and terminations .........         --         --              --       --            (40)       (1)
  Rescissions .........................         --         --              --       --             --        --
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             --        --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $     49          4        $     46        4       $  2,263       127
                                          =====================================================================

Contract transactions - 2000:
  Purchase payments ...................   $    114         10        $     81        8       $  2,277       129
  Transfers between funds .............          2         --              10        1             58         3
  Surrenders and terminations .........         (6)        (1)             (6)      (1)          (326)      (20)
  Rescissions .........................         (6)        (1)             (6)      (1)           (40)       (3)
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             --        --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    104          8        $     79        7       $  1,969       109
                                          =====================================================================

                                       55
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the period ended December 31, 2000 were as follows.

                                          AIM V.I. Capital            AIM V.I.       AIM V.I. International       AIM V.I.
                                          Appreciation Fund         Growth Fund           Equity Fund            Value Fund
                                          -----------------------------------------------------------------------------------
                                          Dollars     Units       Dollars    Units      Dollars    Units      Dollars   Units
                                          -----------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   708        66       $ 1,280      110      $   365      38       $   493      50
  Transfers between funds .............        71         7           174       17           57       6           111      12
  Surrenders and terminations .........       (16)       (2)          (11)      (1)          (6)     (1)          (13)     (1)
  Rescissions .........................        (6)       (1)          (22)      (2)          (5)     --           (17)     (2)
  Bonus ...............................        --        --            --       --           --      --            --      --
  Other transactions ..................        --        --            --       --           --      --            --      --
                                          -----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   757        70       $ 1,421      124      $   411      43       $   574      59
                                          ===================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   177        17       $   316       29      $    44       5       $   305      32
  Transfers between funds .............       103        10           121       12           25       3            96      10
  Surrenders and terminations .........        --        --            --       --           --      --            (1)     --
  Rescissions .........................        --        --            --       --           --      --            --      --
  Bonus ...............................        --        --            --       --           --      --            --      --
  Other transactions ..................        --        --            --       --           --      --            --      --
                                          -----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   280        27       $   437       41      $    69       8       $   400      42
                                          ===================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $   537        49       $   907       87      $   164      19       $   725      75
  Transfers between funds .............       173        16           156       15          213      23           204      22
  Surrenders and terminations .........        (3)       --            (4)      --           (3)     --            (4)     --
  Rescissions .........................        --        --            --       --           --      --           (35)     (4)
  Bonus ...............................        --        --            --       --           --      --            --      --
  Other transactions ..................        --        --            --       --           --      --            --      --
                                          -----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   707        65       $ 1,059      102      $   374      42       $   890      93
                                          ===================================================================================

                                       56
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                           Alger American           Alger American        Alger American MidCap
                                          Growth Portfolio    Leveraged AllCap Portfolio     Growth Portfolio
                                          ----------------------------------------------------------------------
                                          Dollars    Units       Dollars        Units         Dollars   Units
                                          ----------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 510         46       $ 452            39           $ 640       56
  Transfers between funds .............      57          6         253            19             151       13
  Surrenders and terminations .........      (5)        --         (25)           (2)            (20)      (2)
  Rescissions .........................      (7)        (1)        (20)           (2)             (3)      --
  Bonus ...............................      --         --          --            --              --       --
  Other transactions ..................      --         --           1            --              --       --
                                          ----------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 555         51       $ 661            54           $ 768       67
                                          ======================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $ 172         17       $ 377            33           $ 449       40
  Transfers between funds .............     131         13         125            12             140       12
  Surrenders and terminations .........      --         --          --            --              --       --
  Rescissions .........................      --         --          --            --              --       --
  Bonus ...............................      --         --          --            --              --       --
  Other transactions ..................      --         --          --            --              --       --
                                          ----------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 303         30       $ 502            45           $ 589       52
                                          ======================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $ 179         17       $ 371            33           $ 423       37
  Transfers between funds .............     247         23          87             8             125       11
  Surrenders and terminations .........      (4)        --          (4)           --              (7)      --
  Rescissions .........................      --         --          --            --             (38)      (4)
  Bonus ...............................      --         --          --            --              --       --
  Other transactions ..................      --         --          --            --              --       --
                                          ----------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 422         40       $ 454            41           $ 503       44
                                          ======================================================================

                                             Alger American Small
                                           Capitalization Portfolio
                                          -------------------------
                                            Dollars           Units
                                          -------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................       $  55               6
  Transfers between funds .............          64               7
  Surrenders and terminations .........          --              --
  Rescissions .........................          --              --
  Bonus ...............................          --              --
  Other transactions ..................          --              --
                                          -------------------------

Total Net Contract Transactions - 2000:       $ 119              13
                                          =========================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................       $  38               4
  Transfers between funds .............          28               3
  Surrenders and terminations .........          --              --
  Rescissions .........................          --              --
  Bonus ...............................          --              --
  Other transactions ..................          --              --
                                          -------------------------

Total Net Contract Transactions - 2000:       $  66               7
                                          =========================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................       $ 213              25
  Transfers between funds .............          41               4
  Surrenders and terminations .........          (5)             --
  Rescissions .........................          --              --
  Bonus ...............................          --              --
  Other transactions ..................          --              --
                                          -------------------------

Total Net Contract Transactions - 2000:       $ 249              29
                                          =========================

                                       57
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                              Franklin
                                               Davis VA              Davis VA             Davis VA           Growth and
                                          Financial Portfolio  Real Estate Portfolio  Value Portfolio        Income Fund
                                          --------------------------------------------------------------------------------
                                          Dollars     Units      Dollars    Units     Dollars    Units     Dollars   Units
                                          --------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 235          21       $  91        8       $ 410       38       $ 224        8
  Transfers between funds .............      51           4          46        4          44        4          20        1
  Surrenders and terminations .........      (3)         --          --       --          (4)      --         (10)      --
  Rescissions .........................      --          --          --       --         (12)      (1)        (22)      (1)
  Bonus ...............................      --          --          --       --          --       --          --       --
  Other transactions ..................      --          --          --       --          --       --          --       --
                                          --------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 283          25       $ 137       12       $ 438       41       $ 212        8
                                          ================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $  75           6       $  32        3       $ 102       10       $  14        1
  Transfers between funds .............       8           1           4       --         (18)      (2)         --       --
  Surrenders and terminations .........      --          --          --       --          (1)      --          --       --
  Rescissions .........................      --          --          --       --          --       --          --       --
  Bonus ...............................      --          --          --       --          --       --          --       --
  Other transactions ..................      --          --          --       --          --       --          --       --
                                          --------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  83           7       $  36        3       $  83        8       $  14        1
                                          ================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $ 149          12       $ 836       71       $ 657       61       $ 278       10
  Transfers between funds .............      36           3          11        1         139       13          75        3
  Surrenders and terminations .........      --          --          (1)      --          --       --          (7)      --
  Rescissions .........................     (39)         (3)      $(241)     (20)         --       --          --       --
  Bonus ...............................      --          --          --       --          --       --          --       --
  Other transactions ..................      --          --          --       --          --       --          --       --
                                          --------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 146          12       $ 605       52       $ 796       74       $ 346       13
                                          ================================================================================

                                       58
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                                   J.P. Morgan
                                              Franklin               Franklin               Franklin              International
                                          Rising Dividends           Small Cap           U.S. Government          Opportunities
                                          Securities Fund              Fund                   Fund                  Portfolio
                                          --------------------------------------------------------------------------------------
                                          Dollars    Units       Dollars     Units      Dollars     Units       Dollars    Units
                                          --------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 114          6       $ 718         25       $  46          2        $ 209         21
  Transfers between funds .............     (10)        (1)        186          6          24          1           37          4
  Surrenders and terminations .........      (2)        --         (15)        (1)         --         --           (1)        --
  Rescissions .........................     (20)        (1)        (35)        (1)         --         --           --         --
  Bonus ...............................      --         --          --         --          --         --           --         --
  Other transactions ..................      --         --          --         --          --         --           --         --
                                          --------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  82          4       $ 854         29       $  70          3        $ 245         25
                                          ======================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   1         --       $ 263         10       $  21          1        $   9          1
  Transfers between funds .............       6         --          85          3           4         --            2         --
  Surrenders and terminations .........      --         --          --         --          --         --           --         --
  Rescissions .........................      --         --          --         --          --         --           --         --
  Bonus ...............................      --         --          --         --          --         --           --         --
  Other transactions ..................      --         --          --         --          --         --           --         --
                                          --------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   7         --       $ 348         13       $  25          1        $  11          1
                                          ======================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $  10          1       $ 407         15       $ 289         15        $  32          4
  Transfers between funds .............      --         --         183          7           4         --           20          2
  Surrenders and terminations .........      --         --          (2)        --          (2)        --           --         --
  Rescissions .........................      --         --         (38)        (2)         --         --           --         --
  Bonus ...............................      --         --          --         --          --         --           --         --
  Other transactions ..................      --         --          --         --          --         --           --         --
                                          --------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  10          1       $ 550         20       $ 291         15        $  52          6
                                          ======================================================================================

                                       59
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                             J.P. Morgan               Mutual                   Mutual             Oppenheimer
                                          U.S. Disciplined           Discovery                  Shares          Global Securities
                                          Equity Portfolio        Securities Fund           Securities Fund           Fund/VA
                                          ---------------------------------------------------------------------------------------
                                          Dollars    Units      Dollars       Units       Dollars       Units     Dollars   Units
                                          ---------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $  52          5       $ 157          11         $ 388          28       $ 290       31
  Transfers between funds .............       4         --          61           4             2          --         204       19
  Surrenders and terminations .........      --         --          --          --            (3)         --          --       --
  Rescissions .........................      --         --          (8)         (1)           --          --         (12)      (1)
  Bonus ...............................      --         --          --          --            --          --          --       --
  Other transactions ..................      --         --          --          --            --          --          --       --
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  56          5       $ 210          14         $ 387          28       $ 482       49
                                          =======================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $  60          6       $  57           4         $ 124           9       $ 346       38
  Transfers between funds .............      11          1           9           1            --          --           1       --
  Surrenders and terminations .........      --         --          (1)         --            (1)         --          --       --
  Rescissions .........................      --         --          --          --            --          --          --       --
  Bonus ...............................      --         --          --          --            --          --          --       --
  Other transactions ..................      --         --          --          --            --          --          --       --
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  71          7       $  65           5         $ 123           9       $ 347       38
                                          =======================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $  21          2       $  42           3         $ 103           7       $ 652       72
  Transfers between funds .............      36          4          29           2            22           2          94       10
  Surrenders and terminations .........      --         --          --          --            (1)         --          (2)      --
  Rescissions .........................      --         --          --          --            --          --         (56)      (7)
  Bonus ...............................      --         --          --          --            --          --          --       --
  Other transactions ..................      --         --          --          --            --          --          --       --
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  57          6       $  71           5         $ 124           9       $ 688       75
                                          =======================================================================================

                                       60
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Oppenheimer             Oppenheimer              PIMCO VIT            PIMCO VIT
                                               High Income         Main Street Growth &      High Yield Bond     StockPLUS Growth &
                                                 Fund/VA             Income Portfolio           Portfolio         Income Portfolio
                                          -----------------------------------------------------------------------------------------
                                          Dollars        Units     Dollars       Units     Dollars      Units      Dollars    Units
                                          -----------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   300          33      $   967          99     $    72          7      $    86        8
  Transfers between funds .............        39           4          309          31          58          6            1       --
  Surrenders and terminations .........       (15)         (2)          (2)         --          --         --           (1)      --
  Rescissions .........................        (6)         (1)          (3)         --          --         --           (3)      --
  Bonus ...............................        --          --           --          --          --         --           --       --
  Other transactions ..................        --          --           --          --          --         --           --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   318          34      $ 1,271         130     $   130         13      $    83        8
                                          =========================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $     3          --      $   153          16     $    41          4      $     8        1
  Transfers between funds .............         4          --           48           5          --         --           --       --
  Surrenders and terminations .........        --          --           (1)         --          --         --           --       --
  Rescissions .........................        --          --           --          --          --         --           --       --
  Bonus ...............................        --          --           --          --          --         --           --       --
  Other transactions ..................        --          --           --          --          --         --           --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     7          --      $   200          21     $    41          4      $     8        1
                                          =========================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $    --          --      $   215          22     $   301         31      $    81        8
  Transfers between funds .............         1          --          165          17         (13)        (1)          23        2
  Surrenders and terminations .........        --          --           --          --          --         --           (3)      --
  Rescissions .........................        --          --           --          --          --         --           --       --
  Bonus ...............................        --          --           --          --          --         --           --       --
  Other transactions ..................        --          --           --          --          --         --           --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     1          --      $   380          39     $   288         30      $   101       10
                                          =========================================================================================

                                       61
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               PIMCO VIT            Seligman                  Seligman               Templeton
                                             Total Return       Global Technology          Small Cap Value       Developing Markets
                                            Bond Portfolio            Fund                      Fund               Securities Fund
                                          -----------------------------------------------------------------------------------------
                                          Dollars     Units     Dollars      Units      Dollars        Units     Dollars      Units
                                          -----------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   144       14      $ 1,292       115       $   169          15      $    54          5
  Transfers between funds .............       103       10          195        20             3          --            2         --
  Surrenders and terminations .........        --       --          (22)       (2)           (1)         --           --         --
  Rescissions .........................        --       --          (16)       (1)           (1)         --           --         --
  Bonus ...............................        --       --           --        --            --          --           --         --
  Other transactions ..................        --       --           --        --            --          --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   247       24      $ 1,449       132       $   170          15      $    56          5
                                          =========================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    11        1      $   372        37       $     5          --      $    10          1
  Transfers between funds .............        13        1          191        21             3          --           --         --
  Surrenders and terminations .........        --       --           --        --            --          --           --         --
  Rescissions .........................        --       --           --        --            --          --           --         --
  Bonus ...............................        --       --           --        --            --          --           --         --
  Other transactions ..................        --       --           --        --            --          --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    24        2      $   563        58       $     8          --      $    10          1
                                          =========================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $    59        6      $   515        56       $   157          13      $   124         13
  Transfers between funds .............       159       16          217        23             7           1            4         --
  Surrenders and terminations .........        --       --           --        --            --          --           (1)        --
  Rescissions .........................        --       --           --        --            --          --           --         --
  Bonus ...............................        --       --           --        --            --          --           --         --
  Other transactions ..................        --       --           --        --            --          --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   218       22      $   732        79       $   164          14      $   127         13
                                          =========================================================================================

                                       62
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                 Templeton              Templeton           USAllianz VIP         USAllianz VIP
                                                  Growth             Pacific Growth       Diversified Assets      Fixed Income
                                              Securities Fund        Securities Fund            Fund                  Fund
                                             -------------------------------------------------------------------------------------
                                             Dollars      Units     Dollars     Units     Dollars      Units    Dollars      Units
                                             -------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................      $ 207          11       $  24          3      $ 159         16      $  67           7
  Transfers between funds .............         44           2          --         --         24          2          3          --
  Surrenders and terminations .........         (2)         --          --         --         --         --         --          --
  Rescissions .........................        (21)         (1)         --         --         --         --         --          --
  Bonus ...............................         --          --          --         --         --         --         --          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 228          12       $  24          3      $ 183         18      $  70           7
                                             =====================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $ 126           7       $   8          1      $  --         --      $  10           1
  Transfers between funds .............         --          --          --         --         --         --         --          --
  Surrenders and terminations .........         (1)         --          --         --         --         --         (1)         --
  Rescissions .........................         --          --          --         --         --         --         --          --
  Bonus ...............................         --          --          --         --         --         --         --          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 125           7       $   8          1      $  --         --      $   9           1
                                             =====================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................      $ 166           9       $  12          1      $   5         --      $  64           6
  Transfers between funds .............         11           1          --         --         --         --         16           2
  Surrenders and terminations .........         (3)         --          --         --         --         --         --          --
  Rescissions .........................         --          --          --         --         --         --         --          --
  Bonus ...............................         --          --          --         --         --         --         --          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 174          10       $  12          1      $   5         --      $  80           8
                                             =====================================================================================

                                       63
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                             USAllianz VIP         USAllianz VIP           USAllianz VIP           Van Kampen LIT
                                          Global Opportunities        Growth               Money Market              Enterprise
                                                 Fund                  Fund                    Fund                  Portfolio
                                          ----------------------------------------------------------------------------------------
                                          Dollars     Units     Dollars      Units      Dollars        Units      Dollars    Units
                                          ----------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $    40        4      $    95         9       $ 1,721         170       $    67        6
  Transfers between funds .............        --       --            3        --          (765)        (76)            8        1
  Surrenders and terminations .........        --       --           --        --            --          --            (6)      (1)
  Rescissions .........................        --       --           --        --            --          --            --       --
  Bonus ...............................        --       --           --        --            --          --            --       --
  Other transactions ..................        --       --           --        --            --          --            --       --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    40        4      $    98         9       $   956          94       $    69        6
                                          ========================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    --       --      $    34         4       $   175          17       $    91        9
  Transfers between funds .............         3       --           --        --           (58)         (6)           24        3
  Surrenders and terminations .........        --       --           --        --            (1)         --            --       --
  Rescissions .........................        --       --           --        --            --          --            --       --
  Bonus ...............................        --       --           --        --            --          --            --       --
  Other transactions ..................        --       --           --        --            --          --            --       --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     3       --      $    34         4       $   116          11       $   115       12
                                          ========================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $    29        3      $    41         4       $ 1,736         172       $    55        5
  Transfers between funds .............        --       --           (5)       (1)         (862)        (85)            1       --
  Surrenders and terminations .........        --       --           --        --           (53)         (5)           (1)      --
  Rescissions .........................        --       --          (23)       (2)         (242)        (24)           --       --
  Bonus ...............................        --       --           --        --            --          --            --       --
  Other transactions ..................        --       --           --        --            --          --            --       --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    29        3      $    13         1       $   579          58       $    55        5
                                          ========================================================================================

                                       64
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Van Kampen LIT                 Total
                                               Growth & Income                 All
                                                  Portfolio                   Funds
                                             ---------------------------------------------
                                             Dollars       Units       Dollars       Units
                                             ---------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................      $     76          7      $ 12,977       1,144
  Transfers between funds .............            23          2         1,657         135
  Surrenders and terminations .........            --         --          (183)        (15)
  Rescissions .........................            --         --          (239)        (17)
  Bonus ...............................            --         --            --          --
  Other transactions ..................            --         --             1          --
                                             ---------------------------------------------

Total Net Contract Transactions - 2000:      $     99          9      $ 14,213       1,247
                                             =============================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $     18          2      $  4,047         367
  Transfers between funds .............            42          4         1,151         107
  Surrenders and terminations .........            --         --            (8)         --
  Rescissions .........................            --         --            --          --
  Bonus ...............................            --         --            --          --
  Other transactions ..................            --         --            --          --
                                             ---------------------------------------------

Total Net Contract Transactions - 2000:      $     60          6      $  5,190         474
                                             =============================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................      $    137         12      $ 10,692         976
  Transfers between funds .............           159         14         1,778         158
  Surrenders and terminations .........            --         --          (110)         (5)
  Rescissions .........................            --         --          (712)        (66)
  Bonus ...............................            --         --            --          --
  Other transactions ..................            --         --            --          --
                                             ---------------------------------------------

Total Net Contract Transactions - 2000:      $    296         26      $ 11,648       1,063
                                             =============================================

                                       65
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the period ended December 31, 2000 was as follows.

                                          AIM V.I. Capital             AIM V.I.          AIM V.I. International        AIM V.I.
                                          Appreciation Fund          Growth Fund              Equity Fund             Value Fund
                                          -----------------------------------------------------------------------------------------
                                          Dollars      Units      Dollars       Units      Dollars      Units       Dollars   Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 3,199       296       $ 2,154        208       $ 1,235        138       $ 1,686     174
  Transfers between funds .............         2         1           120         13           (18)        (2)          (54)     (7)
  Surrenders and terminations .........       (31)       (3)           (5)        (1)          (11)        (2)          (17)     (2)
  Rescissions .........................       (31)       (3)          (43)        (4)           --         --           (18)     (2)
  Bonus ...............................       210        19           124         12            79          9            96      10
  Other transactions ..................        --        --            --         --            --         --            --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 3,349       310       $ 2,350        228       $ 1,285        143       $ 1,693     173
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $ 2,156       220       $ 1,545        143       $   276         30       $   532      54
  Transfers between funds .............       507        51           483         50             6          1           505      57
  Surrenders and terminations .........        (8)       (1)          (20)        (2)           --         --            (4)     --
  Rescissions .........................        --        --           (30)        (3)           --         --            --      --
  Bonus ...............................       136        14            87          8            16          2            30       3
  Other transactions ..................        --        --            --         --            --         --            --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 2,791       284       $ 2,065        196       $   298         33       $ 1,063     114
                                          =========================================================================================

                                       66
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                            Alger American          Alger American            Alger American MidCap
                                           Growth Portfolio    Leveraged AllCap Portfolio       Growth Portfolio
                                          -------------------------------------------------------------------------
                                          Dollars      Units     Dollars         Units          Dollars      Units
                                          -------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 2,830        262     $ 1,650           146          $ 1,562       139
  Transfers between funds .............       584         58          57             6              451        39
  Surrenders and terminations .........       (18)        (1)         (8)           (1)              (6)       (1)
  Rescissions .........................       (65)        (6)        (41)           (4)              (3)       --
  Bonus ...............................       177         16          96             8               90         8
  Other transactions ..................        --         --          --            --               --        --
                                          -------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 3,508        329     $ 1,754           155          $ 2,094       185
                                          =========================================================================


       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $ 1,021         97     $   705            64          $ 2,080       192
  Transfers between funds .............       788         80         (25)           (3)            (142)      (15)
  Surrenders and terminations .........        (4)        --          (3)           --              (21)       (2)
  Rescissions .........................       (21)        (2)         --            --               (9)       (1)
  Bonus ...............................        58          5          41             4              128        12
  Other transactions ..................        --         --          --            --               --        --
                                          -------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 1,842        180     $   718            65          $ 2,036       186
                                          =========================================================================

                                            Alger American Small
                                          Capitalization Portfolio
                                          ------------------------
                                          Dollars            Units
                                          ------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   321               40
  Transfers between funds .............        20                3
  Surrenders and terminations .........        (2)              --
  Rescissions .........................        --               --
  Bonus ...............................        18                2
  Other transactions ..................        --               --
                                          ------------------------

Total Net Contract Transactions - 2000:   $   357               45
                                          ========================


       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   120               12
  Transfers between funds .............        --               --
  Surrenders and terminations .........        --               --
  Rescissions .........................        --               --
  Bonus ...............................         7                1
  Other transactions ..................        --               --
                                          ------------------------

Total Net Contract Transactions - 2000:   $   127               13
                                          ========================

                                       67
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                                      Franklin
                                               Davis VA                 Davis VA               Davis VA              Growth and
                                          Financial Portfolio     Real Estate Portfolio     Value Portfolio          Income Fund
                                          -----------------------------------------------------------------------------------------
                                          Dollars       Units      Dollars      Units      Dollars     Units      Dollars     Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   260         21       $   526        44       $   799       74       $   416        14
  Transfers between funds .............       828         68            17         1           591       56            (9)       --
  Surrenders and terminations .........        (2)        --            (9)       (1)           (3)      --            --        --
  Rescissions .........................        --         --            (1)       --           (45)      (4)           --        --
  Bonus ...............................        15          1            39         3            44        4            24         1
  Other transactions ..................        --         --            --        --            --       --            --        --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 1,101         90       $   572        47       $ 1,386      130       $   431        15
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   564         46       $   207        17       $   729       68       $   119         4
  Transfers between funds .............       360         29           (34)       (1)          (29)      (3)          174         6
  Surrenders and terminations .........       (19)        (1)          (17)       (1)           (8)      (1)           (1)       --
  Rescissions .........................        --         --            --        --            (9)      (1)           --        --
  Bonus ...............................        30          2            10         1            42        4             7        --
  Other transactions ..................        --         --            --        --            --       --            --        --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   935         76       $   166        16       $   725       67       $   299        10
                                          =========================================================================================

                                       68
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                                     J.P. Morgan
                                               Franklin               Franklin                Franklin              International
                                           Rising Dividends           Small Cap            U.S. Government          Opportunities
                                            Securities Fund             Fund                    Fund                  Portfolio
                                          ----------------------------------------------------------------------------------------
                                          Dollars      Units     Dollars      Units      Dollars      Units      Dollars     Units
                                          ----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   135         7      $ 2,367        86       $ 1,400        70       $   163        18
  Transfers between funds .............        23         1          146         5          (205)      (10)           18         2
  Surrenders and terminations .........        --        --          (13)       (1)          (16)       (1)           --        --
  Rescissions .........................        --        --          (12)       --            --        --            (7)       (1)
  Bonus ...............................         9        --          164         6            95         5             9         1
  Other transactions ..................        --        --           --        --             1        --            --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   167         8      $ 2,652        96       $ 1,275        64       $   183        20
                                          ========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    98         5      $   545        19       $   291        14       $   127        14
  Transfers between funds .............        --        --           51         2            80         4            --        --
  Surrenders and terminations .........        (1)       --           (8)       --            (1)       --            --        --
  Rescissions .........................        --        --           --        --            --        --           (21)       (2)
  Bonus ...............................         6        --           32         1            17         1             6         1
  Other transactions ..................        --        --           --        --            --        --            --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   103         5      $   620        22       $   387        19       $   112        13
                                          ========================================================================================

                                       69
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              J.P. Morgan                Mutual                Mutual              Oppenheimer
                                            U.S. Disciplined           Discovery               Shares           Global Securities
                                            Equity Portfolio         Securities Fund       Securities Fund           Fund/VA
                                          ----------------------------------------------------------------------------------------
                                          Dollars        Units      Dollars     Units     Dollars     Units     Dollars      Units
                                          ----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   296          29       $   173       12      $    21        1      $ 1,703        182
  Transfers between funds .............         2          --            11        1           43        3          153         16
  Surrenders and terminations .........        --          --            --       --           --       --          (20)        (2)
  Rescissions .........................       (10)         (1)           (3)      --           --       --          (12)        (1)
  Bonus ...............................        17           2            10        1            1       --          117         12
  Other transactions ..................        --          --            --       --           --       --           --         --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   305          30       $   191       14      $    65        4      $ 1,941        207
                                          ========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   197          19       $    42        3      $    56        4      $   265         28
  Transfers between funds .............         2          --            --       --           --       --           98         11
  Surrenders and terminations .........        (6)         (1)           --       --           (1)      --           (1)        --
  Rescissions .........................        --          --            --       --           --       --           --         --
  Bonus ...............................        11           1             2       --            3       --           16          2
  Other transactions ..................        --          --            --       --           --       --           --         --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   204          19       $    44        3      $    58        4      $   378         41
                                          ========================================================================================

                                       70
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              Oppenheimer            Oppenheimer               PIMCO VIT              PIMCO VIT
                                              High Income        Main Street Growth &       High Yield Bond      StockPLUS Growth &
                                                Fund/VA           Income Portfolio             Portfolio          Income Portfolio
                                          -----------------------------------------------------------------------------------------
                                          Dollars      Units      Dollars      Units       Dollars      Units      Dollars    Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   683        77       $ 2,468        246       $   148        16       $   404       40
  Transfers between funds .............       (22)       (2)          273         28           (25)       (2)           95       10
  Surrenders and terminations .........        (9)       (1)          (34)        (4)           --        --            --       --
  Rescissions .........................        --        --           (36)        (4)           --        --           (25)      (2)
  Bonus ...............................        48         5           168         17             9         1            22        2
  Other transactions ..................        --        --            --         --            --        --            --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   700        79       $ 2,839        283       $   132        15       $   496       50
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    49         6       $   848         87       $    17         2       $   176       17
  Transfers between funds .............        --        --           739         79            --        --            --       --
  Surrenders and terminations .........        (1)       --            (8)        (1)           --        --            (4)      --
  Rescissions .........................        --        --            --         --            --        --            --       --
  Bonus ...............................         3        --            50          5             1        --            10        1
  Other transactions ..................        --        --            --         --            --        --            --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    51         6       $ 1,629        170       $    18         2       $   182       18
                                          =========================================================================================

                                       71
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              PIMCO VIT                Seligman               Seligman               Templeton
                                             Total Return         Global Technology        Small Cap Value      Developing Markets
                                            Bond Portfolio               Fund                   Fund              Securities Fund
                                          ----------------------------------------------------------------------------------------
                                          Dollars      Units     Dollars        Units     Dollars      Units     Dollars     Units
                                          ----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 1,313       127      $ 1,936         207      $   884        71      $    99        11
  Transfers between funds .............      (189)      (18)         386          42           26         2            4        --
  Surrenders and terminations .........       (15)       (1)          (6)         --          (15)       (1)          (1)       --
  Rescissions .........................        --        --          (42)         (4)          (7)       (1)          --        --
  Bonus ...............................        89         9          110          12           63         5            5         1
  Other transactions ..................        --        --           --          --           --        --           --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 1,198       117      $ 2,384         257      $   951        76      $   107        12
                                          ========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    26         3      $ 1,093         111      $    79         6      $    --        --
  Transfers between funds .............        --        --          (65)         (9)         132        10           --        --
  Surrenders and terminations .........        --        --          (17)         (2)          (4)       --           --        --
  Rescissions .........................        --        --          (21)         (2)          --        --           --        --
  Bonus ...............................         1        --           59           6            4        --           --        --
  Other transactions ..................        --        --           --          --           --        --           --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    27         3      $ 1,049         104      $   211        16      $    --        --
                                          ========================================================================================

                                       72
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Templeton             Templeton           USAllianz VIP          USAllianz VIP
                                                   Growth            Pacific Growth       Diversified Assets       Fixed Income
                                              Securities Fund        Securities Fund             Fund                  Fund
                                             -------------------------------------------------------------------------------------
                                             Dollars      Units     Dollars      Units    Dollars      Units   Dollars       Units
                                             -------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................      $ 133           7       $  --         --      $  38          4      $  95           9
  Transfers between funds .............        (28)         (1)         --         --         18         --         11          (1)
  Surrenders and terminations .........         (1)         --          --         --         --         --         (2)         --
  Rescissions .........................         (7)         --          --         --         --         --         --          --
  Bonus ...............................          7          --          --         --          2         --          5          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 104           6       $  --         --      $  58          4      $ 109           8
                                             =====================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $ 143           8       $  13          1      $   3         --      $ 155          15
  Transfers between funds .............         --          --          --         --         14          1        (21)         (2)
  Surrenders and terminations .........         (1)         --          --         --         --         --         --          --
  Rescissions .........................         --          --          --         --         --         --         --          --
  Bonus ...............................          9          --           1         --         --         --          9           1
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 151           8       $  14          1      $  17          1      $ 143          14
                                             =====================================================================================

                                       73
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              USAllianz VIP         USAllianz VIP          USAllianz VIP           Van Kampen LIT
                                          Global Opportunities        Growth                Money Market             Enterprise
                                                 Fund                  Fund                    Fund                  Portfolio
                                          -----------------------------------------------------------------------------------------
                                          Dollars       Units    Dollars     Units      Dollars       Units       Dollars     Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $  24           2      $   49         5       $ 12,182      1,192       $  606         58
  Transfers between funds .............      (4)         --           6        --         (3,318)      (334)          99          9
  Surrenders and terminations .........      --          --          --        --            (14)        (2)          (2)        --
  Rescissions .........................      --          --          --        --           (164)       (16)          --         --
  Bonus ...............................       1          --           2        --            831         81           36          3
  Other transactions ..................      --          --          --        --             --         --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  21           2      $   57         5       $  9,517        921       $  739         70
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $  10           1      $   89         8       $  3,767        368       $  155         14
  Transfers between funds .............      --          --         (69)       (7)        (3,472)      (338)         (22)        (2)
  Surrenders and terminations .........      --          --          --        --             (4)        --           (6)        (1)
  Rescissions .........................      --          --          (9)       (1)            --         --           --         --
  Bonus ...............................       1          --           4        --            254         25            9          1
  Other transactions ..................      --          --          --        --             --         --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  11           1      $   15        --       $    545         55       $  136         12
                                          =========================================================================================

                                       74
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                Van Kampen LIT              Total
                                               Growth & Income               All
                                                  Portfolio                 Funds
                                             -------------------------------------------
                                             Dollars       Units      Dollars      Units
                                             -------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................      $    884        78       $ 44,842     4,111
  Transfers between funds .............           120        10            232        (3)
  Surrenders and terminations .........           (10)       --           (270)      (25)
  Rescissions .........................           (17)       (2)          (589)      (55)
  Bonus ...............................            52         5          2,884       261
  Other transactions ..................            --        --              1        --
                                             -------------------------------------------

Total Net Contract Transactions - 2000:      $  1,029        91       $ 47,100     4,289
                                             ===========================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $    153        14       $ 18,451     1,714
  Transfers between funds .............             3        --             63         1
  Surrenders and terminations .........            (2)       --           (170)      (13)
  Rescissions .........................            --        --           (120)      (12)
  Bonus ...............................             9         1          1,109       102
  Other transactions ..................            --        --             --        --
                                             -------------------------------------------

Total Net Contract Transactions - 2000:      $    163        14       $ 19,333     1,792
                                             ===========================================

                                       75
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 2000 follows.

                                                                              Valuemark II&III
                                                   ---------------------------------------------------------------------------
                                                   Accumulation                                                     Ratio of
                                                       Units       Accumulation                                     Expenses
                                                    Outstanding       Unit           Total       Net Assets        to Average
                                                   (in thousands)     Value         Return**   (in thousands)      Net Assets*
                                                   ---------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 ......................................           2,614      $    8.691         -21.6%     $   22,715            2.13%
  1999(1) ...................................             526          11.084          10.8           5,866            2.13+

Alger American Growth Portfolio
December 31,
  2000 ......................................           1,933           9.180         -16.0          17,746            2.19
  1999(1) ...................................             540          10.922           9.2           5,894            2.19+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 ......................................           1,002           9.014         -25.9           9,031            2.33
  1999(1) ...................................             340          12.160          21.6           4,137            2.33+

Franklin Aggressive Growth Securities Fund
December 31, 2000(6) .........................            943           7.519         -24.8           7,092            2.12+

Franklin Global Communications Securities Fund
December 31,
  2000 ......................................          16,877          25.770         -33.8         434,919            1.91
  1999 ......................................          21,687          38.917          37.5         844,307            1.91
  1998 ......................................          30,851          28.308           9.6         873,319            1.90
  1997 ......................................          39,623          25.818          25.0       1,022,994            1.90
  1996 ......................................          53,086          20.654           5.6       1,097,873            1.90

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................           1,564          16.364          70.2          25,597            2.22
  1999 ......................................             634           9.615          -9.4           6,088            2.22
  1998(2) ...................................             586          10.610           6.1           6,215            2.24+

Franklin Growth and Income Fund
December 31,
  2000 ......................................          19,237          30.424          16.4         585,277            1.89
  1999 ......................................          27,634          26.147          -0.3         722,583            1.89
  1998 ......................................          40,480          26.226           6.8       1,061,658            1.89
  1997 ......................................          46,962          24.551          26.0       1,152,961            1.89
  1996 ......................................          50,027          19.490          12.6         977,110            1.90

Franklin High Income Fund
December 31,
  2000 ......................................           6,333          17.930         -14.2         113,554            1.94
  1999 ......................................           9,493          20.900          -1.5         198,407            1.94
  1998 ......................................          14,987          21.208          -0.5         317,865            1.93
  1997 ......................................          18,871          21.312          10.0         402,167            1.93
  1996 ......................................          20,736          19.375          12.3         402,379            1.94

                                                                                Valuemark IV
                                                   --------------------------------------------------------------------------
                                                    Accumulation                                                  Ratio of
                                                       Units      Accumulation                                    Expenses
                                                    Outstanding       Unit          Total       Net Assets        to Average
                                                   (in thousands)     Value        Return**   (in thousands)      Net Assets*
                                                   --------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 ......................................           2,170      $    8.682        -21.7%     $   18,840            2.22%
  1999(1) ...................................             363          11.083         10.8           4,026            2.22+

Alger American Growth Portfolio
December 31,
  2000 ......................................           1,521           9.170        -16.0          13,950            2.28
  1999(1) ...................................             415          10.921          9.2           4,535            2.28+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 ......................................             941           9.005        -25.9           8,472            2.42
  1999(1) ...................................             277          12.159         21.6           3,364            2.42+

Franklin Aggressive Growth Securities Fund
December 31, 2000(6) .........................            697           7.514        -24.9           5,238            2.21+

Franklin Global Communications Securities Fund
December 31,
  2000 ......................................           1,588          25.518        -33.8          40,520            2.00
  1999 ......................................           1,418          38.572         37.4          54,724            2.00
  1998 ......................................           1,006          28.082          9.5          28,248            1.99
  1997 ......................................             310          25.635         24.9           7,959            1.99
  1996 ......................................              --              --           --              --              --

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................             962          16.324         70.0          15,702            2.31
  1999 ......................................             469           9.601         -9.5           4,512            2.31
  1998(2) ...................................             224              11          6.0           2,381            2.33+

Franklin Growth and Income Fund
December 31,
  2000 ......................................           4,691          30.099         16.3         141,196            1.98
  1999 ......................................           5,570          25.891         -0.4         144,218            1.98
  1998 ......................................           5,185          25.993          6.7         134,775            1.98
  1997 ......................................           2,376          24.354         25.9          57,877            1.98
  1996 ......................................              --              --           --              --              --

Franklin High Income Fund
December 31,
  2000 ......................................           3,269          17.739        -14.3          57,990            2.03
  1999 ......................................           4,118          20.695         -1.5          85,209            2.03
  1998 ......................................           4,191          21.020         -0.6          88,069            2.02
  1997 ......................................           2,202          21.141          9.9          46,545            2.02
  1996 ......................................              --              --           --              --              --

                                       76
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                               Valuemark II&III
                                              -------------------------------------------------------------------------------
                                               Accumulation                                                        Ratio of
                                                  Units       Accumulation                                         Expenses
                                               Outstanding        Unit             Total       Net Assets         to Average
                                              (in thousands)      Value           Return**   (in thousands)       Net Assets*
                                              -------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ..................................          17,167      $   28.728            18.1%      $  493,162            1.90%
  1999 ..................................          24,929          24.323            -3.2          606,369            1.90
  1998 ..................................          39,420          25.122             0.2          990,325            1.89
  1997 ..................................          49,811          25.065            15.5        1,248,520            1.90
  1996 ..................................          57,504          21.708             9.7        1,251,844            1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ..................................          10,359          21.085             4.3          218,428            2.17
  1999 ..................................          10,867          20.218            29.8          219,679            2.17
  1998 ..................................           8,454          15.574            18.6          131,652            2.17
  1997 ..................................           5,673          13.130            16.7           74,473            2.17
  1996(3) ...............................           3,722          11.254            10.2           42,110            2.17+

Franklin Money Market Fund
December 31,
  2000 ..................................          12,057          15.526             4.5          187,203            1.93
  1999 ..................................          17,388           14.86             3.3          258,373            1.93
  1998 ..................................          22,032          14.386             3.8          316,921            1.85
  1997 ..................................          20,892          13.865             3.8          290,904            1.85
  1996 ..................................          28,060          13.359             3.7          375,629            1.83

Franklin Natural Resources Securities Fund
December 31,
  2000 ..................................           2,372          14.928            34.6           35,412            2.06
  1999 ..................................           2,940          11.092            30.4           32,615            2.06
  1998 ..................................           4,453           8.505           -26.4           37,878            2.04
  1997 ..................................           5,709          11.559           -20.1           65,992            2.09
  1996 ..................................           6,998          14.467             2.5          101,248            2.05

Franklin Real Estate Fund
December 31,
  2000 ..................................           3,767          27.827            30.1          104,814            1.98
  1999 ..................................           5,401          21.386            -7.4          115,525            1.98
  1998 ..................................           9,639          23.107           -18.0          222,740            1.94
  1997 ..................................          13,445          28.169            19.0          378,751            1.94
  1996 ..................................          12,757          23.668            31.0          301,974            1.97

Franklin Rising Dividends Securities Fund
December 31,
  2000 ..................................          11,259          22.497            19.4          253,281            2.15
  1999 ..................................          17,252          18.846           -11.0          325,172            2.15
  1998 ..................................          27,683          21.165             5.4          585,952            2.12
  1997 ..................................          33,249          20.074            31.2          667,473            2.14
  1996 ..................................          35,569          15.303            22.4          545,127            2.16

                                                                               Valuemark IV
                                              -------------------------------------------------------------------------------
                                               Accumulation                                                        Ratio of
                                                  Units       Accumulation                                         Expenses
                                               Outstanding        Unit              Total       Net Assets        to Average
                                              (in thousands)      Value            Return**   (in thousands)      Net Assets*
                                              -------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ..................................           3,577      $   28.421            18.0%      $  101,666            1.99%
  1999 ..................................           4,380          24.084            -3.3          105,486            1.99
  1998 ..................................           4,239          24.898             0.1          105,543            1.98
  1997 ..................................           2,094          24.864            15.4           52,069            1.99
  1996 ..................................              --              --              --               --              --

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ..................................           7,938          20.997             4.2          166,665            2.26
  1999 ..................................           7,521          20.152            29.7          151,537            2.26
  1998 ..................................           4,502          15.537            18.5           69,939            2.26
  1997 ..................................           1,967          13.110            16.6           25,654            2.26
  1996(3) ...............................              --              --              --               --              --

Franklin Money Market Fund
December 31,
  2000 ..................................           3,990          15.363             4.4           61,300            2.02
  1999 ..................................           5,236          14.717             3.2           77,050            2.02
  1998 ..................................           4,342          14.260             3.7           61,911            1.94
  1997 ..................................           3,214          13.756             3.7           44,200            1.94
  1996 ..................................              --              --              --               --              --

Franklin Natural Resources Securities Fund
December 31,
  2000 ..................................             631          14.769            34.5            9,326            2.15
  1999 ..................................             616          10.983            30.3            6,761            2.15
  1998 ..................................             514           8.430           -26.5            4,332            2.13
  1997 ..................................             304          11.466           -20.2            3,482            2.18
  1996 ..................................              --              --              --               --              --

Franklin Real Estate Fund
December 31,
  2000 ..................................           1,336          27.529            30.0           36,774            2.07
  1999 ..................................           1,490          21.176            -7.5           31,567            2.07
  1998 ..................................           1,823          22.901           -18.0           41,773            2.03
  1997 ..................................           1,217          27.944            18.9           34,023            2.03
  1996 ..................................              --              --              --               --              --

Franklin Rising Dividends Securities Fund
December 31,
  2000 ..................................           3,128          22.317            19.3           69,812            2.24
  1999 ..................................           4,137          18.712           -11.0           77,429            2.24
  1998 ..................................           4,428          21.034             5.3           93,151            2.21
  1997 ..................................           1,991          19.968            31.1           39,752            2.23
  1996 ..................................              --              --              --               --              --

                                       77
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                 Valuemark II&III
                                     ----------------------------------------------------------------------
                                      Accumulation                                               Ratio of
                                         Units      Accumulation                                 Expenses
                                      Outstanding       Unit          Total      Net Assets     to Average
                                     (in thousands)     Value        Return**  (in thousands)   Net Assets*
                                     ----------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ...........................         2,519      $  9.448          -9.7%     $ 23,803          1.95%
  1999(1) ........................           727        10.467           4.7         7,613          1.95+

Franklin Small Cap Fund
December 31,
  2000 ...........................         9,133        23.878         -15.8       218,065          2.17
  1999 ...........................        10,654        28.353          94.2       302,040          2.17
  1998 ...........................        14,856        14.600          -2.4       216,872          2.17
  1997 ...........................        16,925        14.952          15.8       253,045          2.17
  1996 ...........................        12,784        12.913          27.3       165,578          2.17

Franklin Technology Securities Fund
  December 31, 2000(6) ............          563         7.509         -24.9         4,227          2.33+

Franklin U.S. Government Fund
December 31,
  2000 ...........................        15,282        20.481          10.3       312,998          1.91
  1999 ...........................        20,938        18.574          -2.3       388,862          1.91
  1998 ...........................        30,500        19.014           5.9       579,909          1.90
  1997 ...........................        36,347        17.947           7.8       652,317          1.90
  1996 ...........................        44,598        16.650           2.2       742,973          1.91

Franklin Value Securities Fund
December 31,
  2000 ...........................         1,012         9.553          23.5         9,669          2.21
  1999 ...........................           727         7.736           0.2         5,614          2.21
  1998(2) ........................           719         7.717         -22.8         5,542          2.52+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ...........................         1,666        25.758          11.0        42,909          2.05
  1999 ...........................         2,011        23.205          -7.2        46,679          2.05
  1998 ...........................         2,635        25.003          11.0        65,876          1.80
  1997 ...........................         2,910        22.532           9.8        65,573          1.80
  1996 ...........................         3,579        20.517          -1.9        73,434          1.80

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ...........................         1,278        28.289          17.1        36,155          2.05
  1999 ...........................         1,851        24.164         -13.5        44,759          2.05
  1998 ...........................         2,582        27.920          12.9        72,114          1.80
  1997 ...........................         2,998        24.740          14.9        74,199          1.80
  1996 ...........................         3,297        21.522          -4.1        70,969          1.80

Mutual Discovery Securities Fund
December 31,
  2000 ...........................         4,601        14.922           8.9        68,662          2.41
  1999 ...........................         5,796        13.701          22.0        79,396          2.41
  1998 ...........................         9,718        11.226          -6.3       109,094          2.40
  1997 ...........................         9,940        11.983          17.7       119,104          2.46
  1996(5) ........................         1,471        10.180           0.6        15,074          2.77+

                                                                Valuemark IV
                                     ----------------------------------------------------------------------
                                      Accumulation                                               Ratio of
                                          Units     Accumulation                                 Expenses
                                       Outstanding     Unit        Total        Net Assets      to Average
                                     (in thousands)    Value       Return**   (in thousands)    Net Assets*
                                     ----------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ...........................        1,860      $  9.438       -9.8%        $ 17,553          2.04
  1999(1) ........................          626        10.465        4.7            6,555          2.04+

Franklin Small Cap Fund
December 31,
  2000 ...........................        5,728        23.767      -15.9          136,129          2.26
  1999 ...........................        5,460        28.247       94.0          154,275          2.26
  1998 ...........................        5,492        14.558       -2.4           79,977          2.26
  1997 ...........................        2,965        14.923       15.7           44,268          2.26
  1996 ...........................           --            --         --               --            --

Franklin Technology Securities Fund
  December 31, 2000(6) ............         523         7.505      -25.0            3,925          2.42+

Franklin U.S. Government Fund
December 31,
  2000 ...........................        3,294        20.264       10.2           66,758          2.00
  1999 ...........................        3,857        18.394       -2.4           70,974          2.00
  1998 ...........................        3,040        18.847        5.9           57,334          1.99
  1997 ...........................        1,359        17.805        7.7           24,222          1.99
  1996 ...........................           --            --         --               --            --

Franklin Value Securities Fund
December 31,
  2000 ...........................          867         9.530       23.4            8,267          2.30
  1999 ...........................          603         7.724        0.1            4,657          2.30
  1998(2) ........................          367         7.713      -22.9            2,834          2.61+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ...........................          508        25.489       10.9           12,948          2.14
  1999 ...........................          555        22.983       -7.3           12,750          2.14
  1998 ...........................          380        24.786       10.9            9,402          1.89
  1997 ...........................          161        22.357        9.7            3,585          1.89
  1996 ...........................           --            --         --               --            --

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ...........................          575        27.989       17.0           16,088          2.14
  1999 ...........................          668        23.929      -13.5           15,961          2.14
  1998 ...........................          478        27.674       12.8           13,233          1.89
  1997 ...........................          150        24.544       14.8            3,676          1.89
  1996 ...........................           --            --         --               --            --

Mutual Discovery Securities Fund
December 31,
  2000 ...........................        7,118        14.867        8.8          105,825          2.50
  1999 ...........................        7,820        13.662       21.9          106,824          2.50
  1998 ...........................        8,822        11.205       -6.4           98,842          2.49
  1997 ...........................        5,461        11.971       17.6           65,375          2.55
  1996(5) ........................           --            --         --               --            --

                                       78
                                       -----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                          Valuemark II&III
                                            --------------------------------------------------------------------------
                                             Accumulation                                                   Ratio of
                                                Units       Accumulation                                    Expenses
                                             Outstanding        Unit         Total        Net Assets       to Average
                                            (in thousands)      Value       Return**    (in thousands)     Net Assets*
                                            --------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31,
  2000 ................................           8,947      $   14.831        12.0%      $  132,688            2.19%
  1999 ................................          12,423          13.237        11.8          164,442            2.19
  1998 ................................          18,133          11.837        -1.3          214,642            2.17
  1997 ................................          18,744          11.993        16.1          224,796            2.20
  1996(5) .............................           2,613          10.330         2.2           27,141            2.40+

Templeton Asset Strategy Fund
December 31,
  2000 ................................           1,847          14.040        -2.6           25,939            2.22
  1999 ................................           2,504          14.408         6.0           36,071            2.22
  1998 ................................           4,056          13.589        -1.4           55,102            2.24
  1997 ................................           5,229          13.786        10.2           72,082            2.34
  1996 ................................           4,104          12.514        18.2           52,117            2.26

Templeton Developing Markets Equity Fund
December 31,
  2000 ................................           7,646           8.473       -30.5           64,784            2.79
  1999 ................................          11,226          12.188        52.5          136,842            2.79
  1998 ................................          15,989           7.993       -22.7          127,804            2.81
  1997 ................................          23,005          10.340       -10.0          237,895            2.82
  1996 ................................          22,423          11.487        19.9          259,346            2.89

Templeton Global Income Securities Fund
December 31,
  2000 ................................           2,865          17.112         2.9           49,021            2.05
  1999 ................................           4,226          16.635        -7.1           70,284            2.05
  1998 ................................           6,976          17.905         5.6          124,899            2.03
  1997 ................................           9,434          16.957         1.1          159,973            2.02
  1996 ................................          11,857          16.781         8.1          198,968            2.01

Templeton Growth Securities Fund
December 31,
  2000 ................................          17,978          19.529         0.3          351,085            2.28
  1999 ................................          24,872          19.466        19.4          484,117            2.28
  1998 ................................          34,226          16.309         7.5          558,162            2.28
  1997 ................................          41,433          15.176        11.9          628,785            2.28
  1996 ................................          40,327          13.560        19.6          550,066            2.33

Templeton International Securities Fund
December 31,
  2000 ................................          19,667          21.586        -6.2          424,521            2.30
  1999 ................................          27,313          23.022        24.9          628,777            2.30
  1998 ................................          44,256          18.437         4.1          815,915            2.28
  1997 ................................          58,179          17.711        10.1        1,030,420            2.29
  1996 ................................          64,375          16.081        21.3        1,036,583            2.29

                                                                            Valuemark IV
                                            --------------------------------------------------------------------------
                                             Accumulation                                                  Ratio of
                                                Units       Accumulation                                   Expenses
                                             Outstanding        Unit          Total       Net Assets       to Average
                                            (in thousands)      Value        Return**   (in thousands)     Net Assets*
                                            --------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31,
  2000 ................................          15,886      $   14.776        11.9%      $  234,717            2.28%
  1999 ................................          18,924          13.199        11.7          249,799            2.28
  1998 ................................          19,834          11.814        -1.4          234,337            2.26
  1997 ................................          11,394          11.981        16.0          136,521            2.29
  1996(5) .............................              --              --          --               --              --

Templeton Asset Strategy Fund
December 31,
  2000 ................................           1,098          13.968        -2.6           15,343            2.31
  1999 ................................           1,403          14.347         5.9           20,133            2.31
  1998 ................................           1,491          13.543        -1.5           20,200            2.33
  1997 ................................           1,008          13.752        10.1           13,864            2.43
  1996 ................................              --              --          --               --              --

Templeton Developing Markets Equity Fund
December 31,
  2000 ................................           3,047           8.421       -30.5           25,659            2.88
  1999 ................................           3,389          12.125        52.4           41,093            2.88
  1998 ................................           3,425           7.958       -22.8           27,259            2.90
  1997 ................................           2,663          10.305       -10.1           27,448            2.91
  1996 ................................              --              --          --               --              --

Templeton Global Income Securities Fund
December 31,
  2000 ................................             522          16.929         2.8            8,841            2.14
  1999 ................................             657          16.472        -7.2           10,843            2.14
  1998 ................................             651          17.746         5.5           11,582            2.12
  1997 ................................             393          16.821         1.0            6,620            2.11
  1996 ................................              --              --          --               --              --

Templeton Growth Securities Fund
December 31,
  2000 ................................           8,239          19.410         0.2          159,920            2.37
  1999 ................................           9,008          19.364        19.3          174,453            2.37
  1998 ................................           8,864          16.238         7.4          143,943            2.37
  1997 ................................           5,525          15.124        11.8           83,558            2.37
  1996 ................................              --              --          --               --              --

Templeton International Securities Fund
December 31,
  2000 ................................           4,027          21.413        -6.3           86,234            2.39
  1999 ................................           4,164          22.858        24.8           95,194            2.39
  1998 ................................           4,427          18.322         4.0           81,113            2.37
  1997 ................................           3,122          17.617        10.0           55,008            2.38
  1996 ................................              --              --          --               --              --

                                       79
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                            Valuemark II&III
                                                ----------------------------------------------------------------------
                                                 Accumulation                                               Ratio of
                                                    Units       Accumulation                                Expenses
                                                 Outstanding        Unit          Total      Net Assets    to Average
                                                (in thousands)     Value         Return**  (in thousands)  Net Assets*
                                                ----------------------------------------------------------------------
Templeton International Smaller Companies Fund
December 31,
   2000 ......................................           820      $ 11.166          -2.4%     $  9,160          2.51%
   1999 ......................................         1,034        11.441          22.2        11,825          2.51
   1998 ......................................         1,533         9.364         -13.5        14,354          2.50
   1997 ......................................         1,998        10.825          -2.9        21,626          2.46
   1996(3) ...................................         1,388        11.145           9.5        15,527          2.18+

Templeton Pacific Growth Fund
December 31,
   2000 ......................................         4,839         7.995         -26.7        38,688          2.48
   1999 ......................................         7,066        10.915          35.1        77,144          2.48
   1998 ......................................        10,669         8.078         -14.3        86,200          2.50
   1997 ......................................        15,833         9.431         -36.8       149,327          2.43
   1996 ......................................        22,061        14.932           9.5       330,159          2.39

USAllianz VIP Diversified Assets Fund
December 31,
   2000 ......................................            81        10.381           2.1           840          2.40+
   1999(1) ...................................             9         10.17           1.7            88          2.40

USAllianz VIP Fixed Income Fund
December 31,
   2000 ......................................            49        10.742          10.2           522          2.15+
   1999(1) ...................................            13         9.751          -2.5           124          2.15

USAllianz VIP Growth Fund
December 31,
   2000 ......................................            61         9.496         -11.5           577          2.30+
   1999(1) ...................................            21        10.733           7.3           226          2.30

                                                                              Valuemark IV
                                                ----------------------------------------------------------------------
                                                 Accumulation                                               Ratio of
                                                     Units      Accumulation                                Expenses
                                                  Outstanding      Unit           Total      Net Assets    to Average
                                                 (in thousands)    Value         Return**  (in thousands)  Net Assets*
                                                ----------------------------------------------------------------------
Templeton International Smaller Companies Fund
December 31,
   2000 ......................................          832      $ 11.119          -2.5%     $  9,251          2.60%
   1999 ......................................          865        11.403          22.1         9,864          2.60
   1998 ......................................          967         9.342         -13.6         9,037          2.59
   1997 ......................................          792        10.809          -3.0         8,557          2.55
   1996(3) ...................................           --            --            --            --            --

Templeton Pacific Growth Fund
December 31,
   2000 ......................................          932         7.931         -26.8         7,393          2.57
   1999 ......................................        1,041        10.838          35.0        11,295          2.57
   1998 ......................................          655         8.028         -14.4         5,274          2.59
   1997 ......................................          379         9.381         -36.9         3,566          2.52
   1996 ......................................           --            --            --            --            --

USAllianz VIP Diversified Assets Fund
December 31,
   2000 ......................................           89        10.370           2.0           918          2.49+
   1999(1) ...................................            1        10.168           1.7            15          2.49

USAllianz VIP Fixed Income Fund
December 31,
   2000 ......................................           54        10.731          10.1           585          2.24+
   1999(1) ...................................            1         9.749          -2.5             5          2.24

USAllianz VIP Growth Fund
December 31,
   2000 ......................................           52         9.486         -11.6           495          2.39+
   1999(1) ...................................           10        10.731           7.3           105          2.39

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.
+     Annualized.
(1)   Period from November 12, 1999 (fund commencement) to December 31, 1999.
(2)   Period from May 1, 1998 (fund commencement) to December 31, 1998.
(3)   Period from May 1, 1996 (fund commencement) to December 31, 1996.
(5)   Period from November 8, 1996 (fund commencement) to December 31, 1996.
(6)   Period from May 1, 2000 (fund commencement) to December 31, 2000.

                                       80
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

10. UNIT VALUES - VALUEMARK CHARTER

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the two years in the period ended December 31, 2000 follows.

                                                                     Valuemark Charter Traditional
                                                ---------------------------------------------------------------------
                                                 Accumulation                                              Ratio of
                                                    Units       Accumulation                               Expenses
                                                 Outstanding       Unit          Total      Net Assets    to Average
                                                (in thousands)     Value        Return**  (in thousands)  Net Assets*
                                                ---------------------------------------------------------------------
Franklin Global Communications Securities Fund
December 31,
  2000 ......................................           12        $26.413        -33.7%     $   309           1.92%
  1999 ......................................            5         39.861         34.8          213           1.92

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................           14         16.381         70.2          236           2.22
  1999 ......................................            3          9.626         -9.3           33           2.22

Franklin Growth and Income Fund
December 31,
  2000 ......................................           14         31.199         16.4          429           1.89
  1999 ......................................           21         26.792         -0.6          545            1.9

Franklin High Income Fund
December 31,
  2000 ......................................           20         18.379        -14.1          365           1.94
  1999 ......................................           20         21.405         -1.9          429           1.94

Franklin Income Securities Fund
December 31,
  2000 ......................................           41         29.425         18.1        1,207           1.90
  1999 ......................................           49         24.923         -3.7        1,206           1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ......................................           27         21.203          4.3          569           2.17
  1999 ......................................           19         20.337         28.8          392           2.17

Franklin Money Market Fund
December 31,
  2000 ......................................        1,351         15.908          4.5       21,487           1.94
  1999 ......................................          562         15.225          3.2        8,557           1.94

Franklin Natural Resources Securities Fund
December 31,
  2000 ......................................            5         15.321         34.7           73           2.07
  1999 ......................................            5         11.374         29.3           62           2.07

Franklin Real Estate Fund
December 31,
  2000 ......................................           23         28.514         30.1          645           1.98
  1999 ......................................           20         21.919         -8.6          429           1.98

                                                                      Valuemark Charter Enhanced
                                                ---------------------------------------------------------------------
                                                 Accumulation                                              Ratio of
                                                     Units     Accumulation                                Expenses
                                                  Outstanding     Unit           Total      Net Assets    to Average
                                                (in thousands)    Value         Return**  (in thousands)  Net Assets*
                                                ---------------------------------------------------------------------
Franklin Global Communications Securities Fund
December 31,
  2000 ......................................           7        $25.799        -33.9%      $   183         2.12%
  1999 ......................................           7         39.011         34.5           275         2.12

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................           8         16.293         69.8           129         2.42
  1999 ......................................           5          9.594         -9.5            50         2.42

Franklin Growth and Income Fund
December 31,
  2000 ......................................          15         30.473         16.2           466         2.09
  1999 ......................................           9          26.22         -0.8           238         2.10

Franklin High Income Fund
December 31,
  2000 ......................................           3         17.952        -14.3            61         2.14
  1999 ......................................           1         20.949         -1.9            18         2.14

Franklin Income Securities Fund
December 31,
  2000 ......................................           9         28.741         17.8           258         2.10
  1999 ......................................           4         24.391         -3.9            92         2.10

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ......................................          23         21.006          4.1           493         2.37
  1999 ......................................           7         20.188         28.5           144         2.37

Franklin Money Market Fund
December 31,
  2000 ......................................          --         15.538          4.3            --         2.14
  1999 ......................................           1         14.901          3.0            16         2.14

Franklin Natural Resources Securities Fund
December 31,
  2000 ......................................           1         14.964         34.4            15         2.27
  1999 ......................................          --         11.131         29.0             6         2.27

Franklin Real Estate Fund
December 31,
  2000 ......................................           6         27.851         29.8           155         2.18
  1999 ......................................           1         21.452         -8.8            14         2.18

                                       81
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

10. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                                                        Valuemark Charter Traditional
                                           ---------------------------------------------------------------------------------
                                            Accumulation                                                          Ratio of
                                               Units       Accumulation                                           Expenses
                                            Outstanding        Unit              Total         Net Assets        to Average
                                           (in thousands)      Value            Return**     (in thousands)      Net Assets*
                                           ---------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund
December 31,
   2000 .................................         17          $22.859             19.3%          $   399             2.15%
   1999 .................................         18           19.156            -11.2               340             2.16

Franklin Small Cap Fund
December 31,
   2000 .................................         13           24.070            -15.7               314             2.22
   1999 .................................         32           28.565             92.0               904             2.17

Franklin U.S. Government Fund
December 31,
   2000 .................................         47           20.978             10.1               990             1.92
   1999 .................................         87           19.049             -2.2             1,647             1.92

Franklin Value Securities Fund
December 31,
   2000 .................................         16            9.577             23.6               151             2.21
   1999 .................................         14            7.749             -0.3               108             2.21

Mutual Discovery Securities Fund
December 31,
   2000 .................................         13           15.012              9.0               197             2.41
   1999 .................................         20           13.779             19.9               275             2.42

Mutual Shares Securities Fund
December 31,
   2000 .................................         70           14.960             12.0             1,042             2.19
   1999 .................................         65           13.362             10.4               875             2.19

Templeton Asset Strategy Fund
December 31,
   2000 .................................          2           17.242             -2.5                33             2.22
   1999 .................................          2           17.693              4.8                36             2.22

Templeton Developing Markets Equity Fund
December 31,
   2000 .................................         24            8.573            -30.5               206             2.96
   1999 .................................         21           12.331             50.3               253             2.82

Templeton Global Income Securities Fund
December 31,
   2000 .................................         30           17.537              3.0               530             2.06
   1999 .................................         25           17.033             -7.4               435             2.06

Templeton Growth Securities Fund
December 31,
   2000 .................................         58           19.779              0.3             1,151             2.28
   1999 .................................         51           19.717             16.5             1,012             2.29

                                                                    Valuemark Charter Enhanced
                                           ----------------------------------------------------------------------------------
                                             Accumulation                                                          Ratio of
                                                Units        Accumulation                                           Expenses
                                             Outstanding         Unit              Total        Net Assets        to Average
                                            (in thousands)       Value            Return**     (in thousands)     Net Assets*
                                           ----------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund
December 31,
   2000 .................................            9          $22.458             19.1%          $   210             2.35%
   1999 .................................           11           18.857            -11.3               206             2.36

Franklin Small Cap Fund
December 31,
   2000 .................................            8           23.822            -15.9               199             2.42
   1999 .................................            3           28.328             91.7                79             2.37

Franklin U.S. Government Fund
December 31,
   2000 .................................           21           20.490              9.9               426             2.12
   1999 .................................           12           18.643             -2.3               217             2.12

Franklin Value Securities Fund
December 31,
   2000 .................................            3            9.563             23.3                26             2.41
   1999 .................................            3            7.753             -0.5                21             2.41

Mutual Discovery Securities Fund
December 31,
   2000 .................................           16           14.889              8.7               236             2.61
   1999 .................................           10           13.692             19.6               136             2.62

Mutual Shares Securities Fund
December 31,
   2000 .................................           27           14.836             11.7               408             2.39
   1999 .................................            8           13.278             10.1               100             2.39

Templeton Asset Strategy Fund
December 31,
   2000 .................................            2           17.047             -2.7                30             2.42
   1999 .................................            1           17.527              4.6                16             2.42

Templeton Developing Markets Equity Fund
December 31,
   2000 .................................           14            8.458            -30.6               117             3.16
   1999 .................................            7           12.189             50.0                89             3.02

Templeton Global Income Securities Fund
December 31,
   2000 .................................           --           17.129              2.8                 6             2.26
   1999 .................................           --            16.67             -7.6                 6             2.26

Templeton Growth Securities Fund
December 31,
   2000 .................................           20           19.512              0.1               399             2.48
   1999 .................................           15           19.490             16.3               313             2.49

                                       82
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

10. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                                                         Valuemark Charter Traditional
                                                   -----------------------------------------------------------------------------
                                                    Accumulation                                                      Ratio of
                                                       Units       Accumulation                                       Expenses
                                                    Outstanding        Unit           Total         Net Assets       to Average
                                                   (in thousands)      Value         Return**     (in thousands)     Net Assets*
                                                   -----------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
   2000 ......................................           134          $21.923           -6.2%         $ 2,946             2.32%
   1999 ......................................           124           23.368           20.4            2,895             2.32

Templeton International Smaller Companies Fund
December 31,
   2000 ......................................             1           11.274           -2.4               11             2.53
   1999 ......................................            --           11.547           20.5                4             2.53

Templeton Pacific Growth Fund
December 31,
   2000 ......................................             1            8.158          -26.6                5             2.48
   1999 ......................................             6           11.121           36.6               63             2.51

                                                                           Valuemark Charter Enhanced
                                                   -------------------------------------------------------------------------------
                                                    Accumulation                                                        Ratio of
                                                       Units         Accumulation                                       Expenses
                                                    Outstanding         Unit           Total        Net Assets         to Average
                                                   (in thousands)       Value         Return**     (in thousands)      Net Assets*
                                                   -------------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
   2000 ......................................             21          $21.538           -6.4%         $   458             2.52%
   1999 ......................................             14           23.004           20.2              303             2.52

Templeton International Smaller Companies Fund
December 31,
   2000 ......................................             13           11.169           -2.6              150             2.73
   1999 ......................................              4           11.462           20.3               51             2.73

Templeton Pacific Growth Fund
December 31,
   2000 ......................................             12            8.015          -26.8               99             2.68
   1999 ......................................              4           10.948           36.4               48             2.71

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.

                                       83
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period ended December 31, 2000 follows.

                                                                               USAllianz Alterity Traditional
                                                   --------------------------------------------------------------------------------
                                                    Accumulation                                                         Ratio of
                                                       Units        Accumulation                                         Expenses
                                                    Outstanding        Unit             Total         Net Assets        to Average
                                                   (in thousands)      Value           Return**     (in thousands)      Net Assets*
                                                   --------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
December 31, 2000(1) ............................         70          $ 8.949            -10.5%         $   630             2.13+%

AIM V.I. Growth Fund
December 31, 2000(1) ............................        124            8.691            -19.9            1,075             2.13+

AIM V.I. International Equity Fund
December 31, 2000(1) ............................         43            7.810            -21.9              338             2.37+

AIM V.I. Value Fund
December 31, 2000(1) ............................         58            8.638            -13.6              502             2.16+

Alger American Growth Portfolio
December 31, 2000(1) ............................         51            9.180            -14.6              466             2.19+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) ............................         54            9.014            -26.0              486             2.33+

Alger American MidCap Growth Portfolio
December 31, 2000(1) ............................         67           10.776              7.8              727             2.25+

Alger American Small Capitalization
December 31, 2000(1) ............................         14            7.313            -26.9               99             2.30+

Davis VA Financial Portfolio
December 31, 2000(1) ............................         25           13.319             33.2              331             2.40+

Davis VA Real Estate Portfolio
December 31, 2000(1) ............................         12           12.293             22.9              145             2.40+

Davis VA Value Portfolio
December 31, 2000(1) ............................         41           10.919              9.2              447             2.40+

Franklin Growth and Income Securities Fund
December 31, 2000(1) ............................          8           30.377             21.2              229             2.14+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) ............................          4           22.438             25.0               88             2.40+

Franklin Small Cap Fund
December 31, 2000(1) ............................         30           23.825            -15.7              708             2.47+

Franklin U.S. Government Fund
December 31, 2000(1) ............................          4           20.421             10.5               74             2.17+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) ............................         25            8.843            -11.6              222             2.16+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) ............................          6            9.282             -7.2               55             2.60+

Mutual Discovery Securities Fund
December 31, 2000(1) ............................         14           14.890              8.1              215             2.66+

                                                                            USAllianz Alterity Enhanced
                                                   --------------------------------------------------------------------------------
                                                    Accumulation                                                        Ratio of
                                                       Units       Accumulation                                          Expenses
                                                    Outstanding        Unit             Total          Net Assets       to Average
                                                   (in thousands)      Value           Return**      (in thousands)     Net Assets*
                                                   --------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
December 31, 2000(1) ............................         27          $ 8.909            -10.9%         $   242             2.63+%

AIM V.I. Growth Fund
December 31, 2000(1) ............................         41            8.642            -20.2              354             2.63+

AIM V.I. International Equity Fund
December 31, 2000(1) ............................          8            7.775            -22.3               63             2.87+

AIM V.I. Value Fund
December 31, 2000(1) ............................         43            8.599            -14.0              367             2.66+

Alger American Growth Portfolio
December 31, 2000(1) ............................         29            9.128            -15.0              265             2.69+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) ............................         45            8.963            -26.3              400             2.83+

Alger American MidCap Growth Portfolio
December 31, 2000(1) ............................         53           10.727              7.3              566             2.75+

Alger American Small Capitalization
December 31, 2000(1) ............................          7            7.279            -27.2               53             2.80+

Davis VA Financial Portfolio
December 31, 2000(1) ............................          7           13.258             32.6               92             2.90+

Davis VA Real Estate Portfolio
December 31, 2000(1) ............................          3           12.237             22.4               38             2.90+

Davis VA Value Portfolio
December 31, 2000(1) ............................          8           10.869              8.7               85             2.90+

Franklin Growth and Income Securities Fund
December 31, 2000(1) ............................          1           28.664             20.7               15             2.64+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) ............................         --           21.483             24.4                7             2.90+

Franklin Small Cap Fund
December 31, 2000(1) ............................         13           23.236            -16.1              307             2.97+

Franklin U.S. Government Fund
December 31, 2000(1) ............................          1           19.262             10.0               26             2.67+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) ............................          1            8.802            -12.0               11             2.66+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) ............................          7            9.240             -7.6               63             3.10+

Mutual Discovery Securities Fund
December 31, 2000(1) ............................          5           14.598              7.6               67             3.16+

                                       84
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY (CONTINUED)

                                                                            USAllianz Alterity Traditional
                                                    -----------------------------------------------------------------------------
                                                     Accumulation                                                      Ratio of
                                                        Units       Accumulation                                       Expenses
                                                     Outstanding        Unit           Total         Net Assets       to Average
                                                    (in thousands)      Value         Return**     (in thousands)     Net Assets*
                                                    -----------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................           28          $14.782          14.8%         $   410             2.44%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           44           10.379           3.8              453             2.09+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................           32            9.530          -4.7              304             2.15+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................          124            9.420          -5.8            1,167             2.18+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................           13            9.481          -5.2              128             2.15+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................            8            8.829         -11.7               72             2.05+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................           24           10.676           6.8              258             2.05+

Seligman Global Technology Fund
December 31, 2000(1) ...........................          132            7.683         -23.2            1,014             2.80+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................           15           13.672          36.7              205             2.40+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................            5            8.454         -28.1               45             3.21+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................           12           19.467           7.8              233             2.53+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            3            7.970         -21.7               21             2.73+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................           18           10.381           2.6              185             2.40+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................            7           10.742          10.4               74             2.15+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................            4            8.392         -16.1               33             2.91+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................            9            9.496         -10.9               87             2.30+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           93           10.373           3.7              969             2.30+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................            7            8.701         -13.0               57             2.00+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................            9           12.050          20.5              106             2.15+

                                                                            USAllianz Alterity Enhanced
                                                    -----------------------------------------------------------------------------
                                                     Accumulation                                                      Ratio of
                                                        Units       Accumulation                                       Expenses
                                                     Outstanding        Unit          Total        Net Assets         to Average
                                                    (in thousands)      Value        Return**    (in thousands)       Net Assets*
                                                    -----------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................            9          $14.491         14.3%         $   135             2.94%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           33           10.331          3.3              341             2.59+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................            1            9.487         -5.1                7             2.65+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................           20            9.377         -6.2              185             2.68+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................            4            9.438         -5.6               40             2.65+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................            1            8.789        -12.1                7             2.55+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................            2           10.628          6.3               25             2.55+

Seligman Global Technology Fund
December 31, 2000(1) ...........................           58            7.648        -23.5              445             3.30+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................            1           13.610         36.1                9             2.90+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................            1            8.178        -28.4                8             3.71+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................            7           18.833          7.3              130             3.03+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            1            7.628        -22.1                7             3.23+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................           --           10.320          2.1               --             2.90+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................            1           10.681          9.9               10             2.65+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................           --            8.354        -16.5                2             3.41+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................            4            9.442        -11.3               34             2.80+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           11           10.326          3.3              118             2.80+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................           12            8.662        -13.4              104             2.50+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................            5           11.995         20.0               63             2.65+

                                       85
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY (CONTINUED)

                                                                           USAllianz Alterity Optional
                                                   -------------------------------------------------------------------------------
                                                    Accumulation                                                        Ratio of
                                                       Units       Accumulation                                         Expenses
                                                    Outstanding       Unit             Total         Net Assets        to Average
                                                   (in thousands)     Value           Return**     (in thousands)      Net Assets*
                                                   -------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
December 31, 2000(1) ............................        65          $ 8.925            -10.8%         $   583             2.43+%

AIM V.I. Growth Fund
December 31, 2000(1) ............................       101            8.661            -20.1              877             2.43+

AIM V.I. International Equity Fund
December 31, 2000(1) ............................        42            7.789            -22.1              326             2.67+

AIM V.I. Value Fund
December 31, 2000(1) ............................        93            8.615            -13.9              803             2.46+

Alger American Growth Portfolio
December 31, 2000(1) ............................        40            9.148            -14.8              363             2.49+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) ............................        40            8.984            -26.2              362             2.63+

Alger American MidCap Growth Portfolio
December 31, 2000(1) ............................        44           10.747              7.5              473             2.55+

Alger American Small Capitalization
December 31, 2000(1) ............................        28            7.293            -27.1              204             2.60+

Davis VA Financial Portfolio
December 31, 2000(1) ............................        11           13.283             32.8              150             2.70+

Davis VA Real Estate Portfolio
December 31, 2000(1) ............................        51           12.260             22.6              629             2.70+

Davis VA Value Portfolio
December 31, 2000(1) ............................        74           10.889              8.9              806             2.70+

Franklin Growth and Income Securities Fund
December 31, 2000(1) ............................        13           29.337             20.9              382             2.44+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) ............................         1           21.860             24.6               11             2.70+

Franklin Small Cap Fund
December 31, 2000(1) ............................        20           23.470            -16.0              465             2.77+

Franklin U.S. Government Fund
December 31, 2000(1) ............................        16           19.717             10.2              306             2.47+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) ............................         6            8.818            -11.8               51             2.46+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) ............................         6            9.257             -7.4               51             2.90+

Mutual Discovery Securities Fund
December 31, 2000(1) ............................         5           14.714              7.8               72             2.96+

                                       86
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY (CONTINUED)

                                                                            USAllianz Alterity Optional
                                                  ---------------------------------------------------------------------------
                                                   Accumulation                                                    Ratio of
                                                      Units          Accumulation                                  Expenses
                                                   Outstanding           Unit          Total       Net Assets     to Average
                                                  (in thousands)         Value        Return**   (in thousands)   Net Assets*
                                                  ---------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ............................        9              $14.607         14.5%          $131          2.74+%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ............................       65               10.350          3.5            672          2.39+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ............................       --                9.504         -5.0              1          2.45+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ............................       37                9.394         -6.1            352          2.48+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ............................       30                9.455         -5.4            283          2.45+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ............................       10                8.805        -11.9             85          2.35+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ............................       21               10.647          6.5            226          2.35+

Seligman Global Technology Fund
December 31, 2000(1) ............................       78                7.662        -23.4            599          3.10+

Seligman Small Cap Value Fund
December 31, 2000(1) ............................       13               13.635         36.3            184          2.70+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ............................       13                8.288        -28.3            111          3.51+

Templeton Growth Securities Fund
December 31, 2000(1) ............................        9               19.084          7.5            177          2.83+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ............................        1                7.763        -22.0             10          3.03+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ............................       --               10.345          2.3              5          2.70+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ............................        8               10.705         10.1             82          2.45+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ............................        3                8.369        -16.3             26          3.21+

USAllianz VIP Growth Fund
December 31, 2000(1) ............................        1                9.464        -11.2             10          2.60+

USAllianz VIP Money Market Fund
December 31, 2000(1) ............................       57               10.345          3.4            593          2.60+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ............................        5                8.678        -13.2             46          2.30+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ............................       25               12.017         20.2            305          2.45+

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.
+     Annualized
(1)   Period from February 1, 2000 (fund commencement) to December 31, 2000.

                                       87
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

12. UNIT VALUES - USALLIANZ REWARDS

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period ended December 31, 2000 follows.

                                                               USAllianz Rewards Traditional
                                           ----------------------------------------------------------------------
                                            Accumulation                                               Ratio of
                                               Units      Accumulation                                 Expenses
                                            Outstanding      Unit          Total      Net Assets      to Average
                                           (in thousands)    Value        Return**  (in thousands)    Net Assets*
                                           ----------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund
December 31, 2000(1) .....................       310         $8.929         -14.5%      $2,770           2.13+%

AIM V.I. Growth Fund
December 31, 2000(1) .....................       228          8.666         -24.6        1,979           2.13+

AIM V.I. International Equity Fund
December 31, 2000(1) .....................       143          7.792         -20.3        1,116           2.37+

AIM V.I. Value Fund
December 31, 2000(1) .....................       173          8.619         -16.9        1,491           2.16+

Alger American Growth Portfolio
December 31, 2000(1) .....................       329          9.154         -17.6        3,009           2.19+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) .....................       155          8.989         -22.9        1,395           2.33+

Alger American MidCap Growth Portfolio
December 31, 2000(1) .....................       185         10.752          -4.6        1,990           2.25+

Alger American Small Capitalization
December 31, 2000(1) .....................        44          7.296         -23.6          324           2.30+

Davis VA Financial Portfolio
December 31, 2000(1) .....................        90         13.289          26.8        1,198           2.40+

Davis VA Real Estate Portfolio
December 31, 2000(1) .....................        48         12.265           9.5          584           2.40+

Davis VA Value Portfolio
December 31, 2000(1) .....................       130         10.894           1.7        1,418           2.40+

Franklin Growth and Income Securities Fund
December 31, 2000(1) .....................        15         30.892          16.5          459           2.14+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) .....................         9         22.634          13.6          196           2.40+

Franklin Small Cap Fund
December 31, 2000(1) .....................        96         23.833         -15.3        2,284           2.47+

Franklin U.S. Government Fund
December 31, 2000(1) .....................        64         20.771           9.8        1,328           2.17+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) .....................        20          8.822         -10.0          175           2.16+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) .....................        29          9.261          -9.6          273           2.60+

Mutual Discovery Securities Fund
December 31, 2000(1) .....................        13         14.864           2.3          193           2.66+

                                                                 USAllianz Rewards Enhanced
                                           ----------------------------------------------------------------------
                                            Accumulation                                               Ratio of
                                               Units      Accumulation                                 Expenses
                                            Outstanding      Unit          Total      Net Assets      to Average
                                           (in thousands)    Value        Return**  (in thousands)    Net Assets*
                                           ----------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund
December 31, 2000(1) .....................       284         $8.913        -14.6%      $2,533            2.63+%

AIM V.I. Growth Fund
December 31, 2000(1) .....................       197          8.642        -24.7        1,702            2.63+

AIM V.I. International Equity Fund
December 31, 2000(1) .....................        33          7.778        -20.4          255            2.87+

AIM V.I. Value Fund
December 31, 2000(1) .....................       113          8.603        -17.0          974            2.66+

Alger American Growth Portfolio
December 31, 2000(1) .....................       179          9.128        -17.8        1,637            2.69+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) .....................        65          8.963        -23.0          585            2.83+

Alger American MidCap Growth Portfolio
December 31, 2000(1) .....................       187         10.732         -4.7        2,006            2.75+

Alger American Small Capitalization
December 31, 2000(1) .....................        13          7.283        -23.7           95            2.80+

Davis VA Financial Portfolio
December 31, 2000(1) .....................        76         13.265         26.7        1,013            2.90+

Davis VA Real Estate Portfolio
December 31, 2000(1) .....................        16         12.243          9.4          192            2.90+

Davis VA Value Portfolio
December 31, 2000(1) .....................        68         10.874          1.6          735            2.90+

Franklin Growth and Income Securities Fund
December 31, 2000(1) .....................        10         30.769         16.4          307            2.64+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) .....................         5         22.545         13.4          116            2.90+

Franklin Small Cap Fund
December 31, 2000(1) .....................        21         23.739        -15.4          507            2.97+

Franklin U.S. Government Fund
December 31, 2000(1) .....................        19         20.689          9.7          396            2.67+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) .....................        12          8.806        -10.2          106            2.66+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) .....................        20          9.244         -9.7          184            3.10+

Mutual Discovery Securities Fund
December 31, 2000(1) .....................         3         14.806          2.2           45            3.16+

                                       88
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

12. UNIT VALUES - USALLIANZ REWARDS (CONTINUED)

                                                                            USAllianz Rewards Traditional
                                                    --------------------------------------------------------------------------
                                                     Accumulation                                                   Ratio of
                                                        Units        Accumulation                                   Expenses
                                                     Outstanding         Unit         Total         Net Assets     to Average
                                                    (in thousands)       Value       Return**     (in thousands)   Net Assets*
                                                    --------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................             5          $14.812         10.8%         $    67          2.44+%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           207            8.945        -17.4            1,851          2.09+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................            79            8.542        -13.1              673          2.15+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................           284            8.893        -13.6            2,524          2.18+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................            14            9.460         -1.3              133          2.15+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................            50            8.809        -14.0              437          2.05+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................           117           10.652          8.0            1,241          2.05+

Seligman Global Technology Fund
December 31, 2000(1) ...........................           256            7.665        -31.8            1,964          2.80+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................            76           13.641         21.8            1,043          2.40+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................            11            8.489        -17.9               97          3.21+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................             6           19.584          4.9              109          2.53+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            --            8.078        -17.4               --          2.73+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................             4           10.351          1.9               45          2.40+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................            --           10.711         10.2               91          2.15+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................             2            8.373        -16.0               18          2.91+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................             5            9.469        -12.7               52          2.30+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           922           10.349          2.5            9,543          2.30+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................            71            8.682        -18.2              612          2.00+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................            91           12.022         11.6            1,089          2.15+

                                                                            USAllianz Rewards Enhanced
                                                    ---------------------------------------------------------------------------
                                                     Accumulation                                                    Ratio of
                                                        Units       Accumulation                                     Expenses
                                                     Outstanding        Unit           Total        Net Assets      to Average
                                                    (in thousands)      Value         Return**    (in thousands)    Net Assets*
                                                    ---------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................            4          $14.754          10.6%         $    62          2.94+%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           41            8.929         -17.5              365          2.59+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................            6            8.527         -13.2               50          2.65+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................          170            8.877         -13.7            1,509          2.68+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................            2            9.442          -1.4               18          2.65+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................           18            8.793         -14.1              155          2.55+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................            3           10.632           7.8               29          2.55+

Seligman Global Technology Fund
December 31, 2000(1) ...........................          105            7.651         -31.9              802          3.30+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................           16           13.616          21.6              219          2.90+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................           --            8.455         -18.0               --          3.71+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................            8           19.507           4.8              155          3.03+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            1            8.046         -17.6               12          3.23+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................            2           10.328           1.8               17          2.90+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................           14           10.687          10.1              148          2.65+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................            1            8.358         -16.1                9          3.41+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................           --            9.448         -12.8                5          2.80+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           55           10.330           2.4              566          2.80+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................           12            8.666         -18.3              106          2.50+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................           15           12.001          11.5              174          2.65+

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.
+     Annualized
(1)   Period from May 1, 2000 (product commencement) to December 31, 2000.






                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 2000 and 1999

                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Independent Auditors' Report

The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, in 1999 the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2000 and 1999 (in thousands)

     Assets                                                                                                   2000           1999
                                                                                                          --------------------------

Investments:
    Fixed maturities, at fair value ..................................................................    $ 5,590,904      4,582,350
    Equity securities, at fair value .................................................................        600,922        675,541
    Mortgage loans on real estate ....................................................................        566,547        528,933
    Short-term securities ............................................................................        309,524        139,571
    Policy loans .....................................................................................         57,066         46,573
    Real estate ......................................................................................        333,836        154,063
    Options ..........................................................................................        101,796         68,217
    Investment in equity investments .................................................................          3,655          3,045
    Other long-term investments ......................................................................          3,380              0
                                                                                                          --------------------------
        Total investments ............................................................................      7,567,630      6,198,293
Cash .................................................................................................         41,627         76,213
Accrued investment income ............................................................................         88,298         73,774
Receivables (net of allowance for uncollectible accounts of
    $3,358 in 2000 and $3,395 in 1999) ...............................................................        309,047        310,866
Reinsurance recoverable:
    Funds held on deposit ............................................................................      1,144,153      1,151,941
    Recoverable on future policy benefit reserves ....................................................      3,259,954      3,330,612
    Recoverable on unpaid claims .....................................................................        358,567        405,086
    Receivable on paid claims ........................................................................         63,034         74,483
Goodwill (net of accumulated amortization of $20,591 in 2000 and $3,847 in 1999) .....................        312,122        304,561
Value of business acquired (net of accumulated amortization of $34,478 in 2000 and $6,136 in 1999) ...        189,454        210,363
Deferred acquisition costs ...........................................................................        941,511        801,763
Home office property and equipment (net of accumulated depreciation of
     $23,437 in 2000 and $40,181 in 1999) ............................................................         52,630         15,865
Federal income tax recoverable .......................................................................            652         10,484
Other assets .........................................................................................         65,815         39,946
                                                                                                          --------------------------
    Assets, exclusive of separate account assets .....................................................     14,394,494     13,004,250
Separate account assets ..............................................................................      6,822,883      8,488,404
                                                                                                          --------------------------
    Total assets .....................................................................................    $21,217,377     21,492,654
                                                                                                          ==========================

          See accompanying notes to consolidated financial statements.

                                       2
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets (continued)

December 31, 2000 and 1999 (in thousands)

        Liabilities and Stockholder's Equity                                                               2000              1999
                                                                                                       -----------------------------
Liabilities
    Future benefit reserves:
       Life ....................................................................................       $ 2,045,746         1,874,904
       Annuity .................................................................................         9,007,312         7,796,583
    Policy and contract claims .................................................................           912,539           927,915
    Unearned premiums ..........................................................................            48,907            49,013
    Reinsurance payable ........................................................................           146,826           212,239
    Deferred income on reinsurance .............................................................           166,503           186,888
    Deferred income taxes ......................................................................            15,361            51,356
    Accrued expenses ...........................................................................            90,159           108,232
    Commissions due and accrued ................................................................            57,173            55,904
    Other policyholder funds ...................................................................           136,911           102,220
    Amounts drawn in excess of bank balances ...................................................            49,247            18,103
    Other liabilities ..........................................................................           102,346            73,813
                                                                                                       -----------------------------
            Liabilities, exclusive of separate account liabilities .............................        12,779,030        11,457,170
    Separate account liabilities ...............................................................         6,822,883         8,488,404
                                                                                                       -----------------------------
            Total liabilities ..................................................................        19,601,913        19,945,574
                                                                                                       =============================
Stockholder's Equity:
    Common stock, $1 par value, 20 million shares authorized, issued and outstanding ...........            20,000            20,000
    Additional paid-in capital .................................................................           830,274           830,274
    Retained earnings ..........................................................................           738,354           632,320
    Accumulated other comprehensive income .....................................................            26,836            64,486
                                                                                                       -----------------------------
            Total stockholder's equity .........................................................         1,615,464         1,547,080
Commitments and contingencies (notes 7 and 12)
                                                                                                       -----------------------------
            Total liabilities and stockholder's equity .........................................       $21,217,377        21,492,654
                                                                                                       =============================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   3
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Operations

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                          2000              1999            1998
                                                                                      ---------------------------------------------
Revenue:
    Life insurance premiums .....................................................     $   453,789          440,011          416,199
    Other life policy considerations ............................................          61,482           38,801           52,668
    Annuity considerations ......................................................         186,393          239,070          222,632
    Accident and health premiums ................................................         654,874          843,906          773,570
                                                                                      ---------------------------------------------
        Total premiums and considerations .......................................       1,356,538        1,561,788        1,465,069
    Premiums and annuity considerations ceded ...................................         345,279          478,239          411,316
                                                                                      ---------------------------------------------
        Net premiums and considerations .........................................       1,011,259        1,083,549        1,053,753
    Investment income, net ......................................................         403,899          279,982          220,297
    Realized investment gains ...................................................         122,851          112,253           89,226
    Other .......................................................................          84,912           72,301           78,174
                                                                                      ---------------------------------------------
        Total revenue ...........................................................       1,622,921        1,548,085        1,441,450
                                                                                      ---------------------------------------------
Benefits and expenses:
    Life insurance benefits .....................................................         458,203          382,464          461,891
    Annuity benefits ............................................................         402,170          248,520          254,694
    Accident and health insurance benefits ......................................         521,616          765,257          623,640
                                                                                      ---------------------------------------------
        Total benefits ..........................................................       1,381,989        1,396,241        1,340,225
    Benefit recoveries ..........................................................         441,218          443,441          501,719
                                                                                      ---------------------------------------------
        Net benefits ............................................................         940,771          952,800          838,506
    Commissions and other agent compensation ....................................         397,020          304,816          322,697
    General and administrative expenses .........................................         243,684          162,798          116,007
    Taxes, licenses and fees ....................................................          24,553           26,292           15,848
    Amortization of goodwill ....................................................          16,744            3,847                0
    Amortization of value of business acquired, net of interest credited ........          20,909            4,161                0
    Change in deferred acquisition costs, net ...................................        (139,748)         129,142           (2,979)
                                                                                      ---------------------------------------------
        Total benefits and expenses .............................................       1,503,933        1,583,856        1,290,079
                                                                                      ---------------------------------------------
        Income (loss) from operations before income taxes .......................         118,988          (35,771)         151,371
                                                                                      ---------------------------------------------
Income tax expense (benefit):
    Current .....................................................................          28,871           63,371           48,410
    Deferred ....................................................................         (15,917)         (73,727)           2,822
                                                                                      ---------------------------------------------
        Total income tax expense (benefit) ......................................          12,954          (10,356)          51,232
                                                                                      ---------------------------------------------
        Income (loss) before cumulative effect of change in accounting ..........         106,034          (25,415)         100,139
Cumulative effect of change in accounting, net of tax benefit ...................               0          (16,122)               0
                                                                                      ---------------------------------------------
        Net income (loss) .......................................................     $   106,034          (41,537)         100,139
                                                                                      =============================================

          See accompanying notes to consolidated financial statements.

                                       4
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                   2000          1999        1998
                                                                                                -----------------------------------
Net income (loss) ...........................................................................   $ 106,034      (41,537)     100,139
                                                                                                -----------------------------------
Other comprehensive (loss) gain:
    Foreign currency translation adjustments, net of tax ....................................        (798)       1,461       (1,761)
                                                                                                -----------------------------------
    Unrealized gains (losses) on fixed maturity and equity securities:
        Unrealized holding gains (losses) arising during the period net of tax expense (benefit) of $23,155, $(55,781) and $57,703 in 2000, 1999,
            and 1998, respectively ..........................................................      43,001     (103,590)     107,161
        Reclassification adjustment for gains included in net income, net of tax
            expense of $42,998, $39,289, and $30,627 in 2000, 1999, and 1998, respectively ..      79,853       72,964       56,879
                                                                                                -----------------------------------
            Total unrealized holding (losses) gains .........................................     (36,852)    (176,554)      50,282
                                                                                                -----------------------------------
            Total other comprehensive (loss) income .........................................     (37,650)    (175,093)      48,521
                                                                                                -----------------------------------
            Total comprehensive income (loss) ...............................................   $  68,384     (216,630)     148,660
                                                                                                ===================================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   5
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                              2000            1999           1998
                                                                                          -----------------------------------------
Common stock:
        Balance at beginning and end of year ..........................................   $    20,000         20,000         20,000
                                                                                          -----------------------------------------
Preferred stock:
        Balance at beginning of year ..................................................             0              0         25,000
        Redemption of stock during the year ...........................................             0              0        (25,000)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................             0              0              0
                                                                                          -----------------------------------------
Additional paid-in capital:
        Balance at beginning of year ..................................................       830,274        407,088        407,088
        Capital contribution ..........................................................             0        423,186              0
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       830,274        830,274        407,088
                                                                                          -----------------------------------------
Retained earnings:
        Balance at beginning of year ..................................................       632,320        673,857        574,447
        Net income ....................................................................       106,034        (41,537)       100,139
        Cash dividend to stockholder ..................................................             0              0           (729)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       738,354        632,320        673,857
                                                                                          -----------------------------------------
Accumulated other comprehensive income:
    Accumulated unrealized holding gain:
        Balance at beginning of year ..................................................        69,234        245,788        195,505
        Net unrealized (loss) gain on investments during the year,
             net of deferred federal income taxes .....................................       (36,852)      (176,554)        50,283
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        32,382         69,234        245,788
Accumulated unrealized foreign currency (loss):
        Balance at beginning of year ..................................................        (4,748)        (6,209)        (4,448)
        Net unrealized (loss) gain on foreign currency translation during the year,
            net of deferred federal income taxes ......................................          (798)         1,461         (1,761)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        (5,546)        (4,748)        (6,209)
                                                                                          -----------------------------------------
        Total accumulated other comprehensive income ..................................        26,836         64,486        239,579
                                                                                          -----------------------------------------
            Total stockholder's equity ................................................   $ 1,615,464      1,547,080      1,340,524
                                                                                          =========================================

          See accompanying notes to consolidated financial statements.

                                       6
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

December 31, 2000, 1999 and 1998 (in thousands)

                                                                                               2000            1999          1998
                                                                                            ---------------------------------------
Cash flows provided by (used in) operating activities:
    Net income (loss) .................................................................     $ 106,034        (41,537)       100,139
                                                                                            ---------------------------------------
    Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
            Realized investment gains .................................................      (134,916)      (112,253)       (89,226)
            Unrealized (gain) loss on options .........................................        50,466        (10,472)        (3,231)
            Deferred federal income tax (benefit) expense .............................       (15,917)       (82,409)         2,822
            Charges to policy account balances ........................................       (44,976)       (66,945)      (104,681)
            Interest credited to policy account balances ..............................       206,695        251,303        262,956
            Change in:
                Accrued investment income .............................................       (14,524)        (1,921)         1,696
                Receivables ...........................................................         1,819         17,873        (61,295)
                Reinsurance recoverable ...............................................       136,414       (435,498)      (162,959)
                Deferred acquisition costs ............................................      (139,748)       128,296         (2,979)
                Future benefit reserves ...............................................       (56,090)      (136,722)        25,183
                Policy and contract claims and other policyholder funds ...............        19,315        206,366        156,119
                Unearned premiums .....................................................          (106)        (4,765)         3,610
                Reinsurance payable ...................................................       (65,413)        13,820         17,713
                Current tax recoverable ...............................................         9,832         (6,424)        16,701
                Accrued expenses and other liabilities ................................        10,460        (52,776)        12,891
                Commissions due and accrued ...........................................         1,269          5,627          1,483
            Depreciation and amortization .............................................        22,352         (5,917)       (12,711)
            Equity in earnings of equity investments ..................................        (2,659)          (690)        (2,207)
            Other, net ................................................................       (11,508)         3,821          1,314
                                                                                            ---------------------------------------
                Total adjustments .....................................................       (27,235)      (289,686)        63,199
                                                                                            ---------------------------------------
            Net cash provided by (used in) operating activities .......................        78,799       (331,223)       163,338
                                                                                            ---------------------------------------

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   7
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                      2000               1999               1998
                                                                                  -------------------------------------------------
Cash flows (used in) provided by operating activities .....................       $    78,799           (331,223)           163,338
Cash flows (used in) provided by investing activities:
    Purchase of fixed maturities ..........................................        (2,048,850)        (1,171,682)        (1,256,653)
    Purchase of equity securities .........................................        (1,262,887)          (404,985)        (1,518,096)
    Purchase of real estate ...............................................          (169,960)           (66,502)           (36,367)
    Purchase of options ...................................................           (84,045)           (22,145)            (8,272)
    Funding of mortgage loans .............................................           (85,559)          (114,840)          (168,870)
    Sale and redemption of fixed maturity securities ......................         1,101,652          1,123,115          1,460,969
    Matured fixed maturity securities .....................................            93,125             21,280             28,152
    Sale of equity securities .............................................         1,263,995            385,559          1,560,695
    Sale of real estate ...................................................               487                  0              7,103
    Repayment of mortgage loans ...........................................            47,945             41,355             29,105
    Net change in short-term securities ...................................          (169,953)            38,121            (49,242)
    Purchase of home office property and equipment ........................           (36,765)            (4,972)            (1,220)
    Purchase of interest in equity investments ............................           (24,357)                 0                  0
    Purchase of Life USA, net of cash acquired ............................                 0           (370,881)           (79,091)
    Other .................................................................           (24,914)            (5,438)            (5,489)
                                                                                  -------------------------------------------------
    Net cash used in investing activities .................................        (1,400,086)          (552,015)           (37,276)
                                                                                  -------------------------------------------------
Cash flows provided by (used in) financing activities:
    Policyholders' deposits to account balances ...........................       $ 1,875,392          1,033,877            864,446
    Policyholders' withdrawals from account balances ......................          (599,450)          (663,733)          (562,667)
    Change in amounts drawn in excess of bank balances ....................            31,144              2,782             15,321
    Change in assets held under reinsurance agreements ....................           (20,385)            80,823              7,876
    Funds (repaid) on dollar reverse repurchase agreements, net ...........                 0                  0           (369,664)
    Capital contribution ..................................................                 0            423,186                  0
    Redemption of preferred stock .........................................                 0                  0            (25,000)
    Cash dividends paid ...................................................                 0                  0               (729)
                                                                                  -------------------------------------------------
    Net cash provided by (used in) financing activities ...................         1,286,701            876,935            (70,417)
                                                                                  -------------------------------------------------
            Net change in cash ............................................           (34,586)            (6,303)            55,645
Cash at beginning of year .................................................            76,213             82,516             26,871
                                                                                  -------------------------------------------------
Cash at end of year .......................................................       $    41,627             76,213             82,516
                                                                                  =================================================

          See accompanying notes to consolidated financial statements.

                                       8
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                  2000         1999           1998
                                                                                               -------------------------------------
Supplemental disclosures of noncash transactions:
  Fair value of assets acquired in acquisition of LifeUSA:
        Fixed maturity securities ........................................................     $       0     2,283,214            0
        Equity securities ................................................................             0        21,358            0
        Certificates of deposit and short-term securities ................................             0        11,285            0
        Policy loans .....................................................................             0        37,618            0
        Options ..........................................................................             0        20,491            0
        Cash .............................................................................             0        62,767            0
        Accrued investment income ........................................................             0        35,204            0
        Receivables (net of allowance for uncollectible accounts of $0, $145, $0) ........             0         4,768            0
        Recoverable on future policy benefit reserves - annuity ..........................             0     3,023,377
        Deferred tax asset ...............................................................             0        29,825            0
        Other assets .....................................................................             0        21,291            0

    Liabilities assumed in acquisition of LifeUSA:
        Future policy benefit reserves - annuity .........................................             0     5,395,155            0
        Reinsurance payable ..............................................................             0        69,022            0
        Accrued expenses .................................................................             0        14,611            0
        Commissions due and accrued ......................................................             0         9,277            0
        Other policyholder funds .........................................................             0        29,729            0
        Other liabilities ................................................................             0        42,552            0

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   9
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 2000 net revenues and considerations, 44%, 39% and 17% of the Company's business is accident and health, life and annuity, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies and third party marketing organizations.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, LifeUSA Insurance Company (LifeUSA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of LifeUSA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

                                       10
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 2000 and 1999 is summarized below.

                                            2000             1999
                                    =============================
Balance, beginning of year          $    210,363                0
Additions                                      0          214,524
Interest                                   7,433            1,975
Amortization                            (28,342)           (6,136)
                                    -----------------------------
Balance, end of year                     189,454          210,363
                                    =============================

The net amortization of the VOBA in each of the next five years is expected to be: 2001 - $20,770; 2002 - $19,247; 2003 - $18,281; 2004 - $17,895; and 2005 -
$13,253.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill related to the purchase of LifeUSA is amortized on a straight-line basis over 20 years; all other goodwill is amortized over 15 years. The value of VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. Fair value of the asset is determined based on discounted estimated future cash flows of business purchased or future business, as applicable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $162,746, $312,036, and $202,644, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

            Variable Life Prospectus   11
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains or losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $127,528 and $164,045, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based primarily on independent pricing services, broker quotes and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Investment in Equity Method Subsidiaries

The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The excess of amounts invested over the proportionate equity in the investee's net assets has been accounted for as goodwill and is being amortized over a 15-year life. The Company's investment in various companies is classified as investment in equity method subsidiaries and is included in investment in equity investments on the Consolidated Balance Sheet. The Company's proportionate share of gains or losses is reflected in the investment balance and is also reflected in other income on the Consolidated Statement of Operations.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 2000, management believes a proper economic hedge exists.

                                       12
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in investment income on the Consolidated Statement of Operations to offset increases or decreases in the future policy benefits liability for the index benefit that are shown in annuity benefits on the Consolidated Statement of Operations.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $669,450 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") on a "to be announced" ("TBA") basis. The interest rates on these securities range from 6.5% to 7.5%. The Company received income from commitments of this type totaling $23,436, $296 and $240 in 2000, 1999 and 1998, respectively.

Home Office Property and Equipment

Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters are being capitalized until the facility becomes operational. These costs will be amortized over a thirty-nine year period. Capitalized costs incurred in 2000 were $37,355. Interest is capitalized in connection with the construction and recorded as part of the asset to which it relates and will be amortized over the asset's estimated useful life. In 2000, $796 of interest cost was capitalized.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

            Variable Life Prospectus   13
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market. Based on the Company's derivative position at December 31, 2000, the Company estimates the impact upon adoption will be immaterial to the consolidated financial statements.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, a replacement of SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

                                       14
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(2) BUSINESS COMBINATION

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of LifeUSA Holding, Inc. that it did not already own for approximately $423,000 in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements only include the results of LifeUSA's operations from the date of acquisition. The value of business acquired was approximately $215,000 and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308,000 has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7,000 were recorded related to the acquisition of LifeUSA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and LifeUSA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occured on January 1, 1998.

                                                    1999                 1998
                                               ---------------------------------
Total revenue .......................          $ 1,766,792             1,654,531
Net (loss) income ...................              (44,624)              103,236

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

            Variable Life Prospectus   15
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                                                           Amount
                                                                                                                          shown on
                                                                                 Amortized           Estimated          consolidated
                                                                                   cost                fair               balance
                                                                                  or cost              value               sheet
                                                                                --------------------------------------------------
Fixed maturity securities:
    U.S. government ....................................................        $  798,968             826,092             826,092
    States and political subdivisions ..................................            86,944              88,067              88,067
    Foreign government .................................................           143,091             146,945             146,945
    Public utilities ...................................................           173,045             172,521             172,521
    Corporate securities ...............................................         3,536,710           3,495,915           3,495,915
    Mortgage backed securities .........................................           294,327             305,616             305,616
    Collateralized mortgage obligations ................................           541,085             555,748             555,748
                                                                                ==================================================
        Total fixed maturities .........................................        $5,574,170           5,590,904           5,590,904
                                                                                --------------------------------------------------
Equity securities:
    Common stocks:
        Banks, trusts and insurance companies ..........................            20,586              31,692              31,692
        Industrial and miscellaneous ...................................           547,167             569,164             569,164
    Preferred stocks ...................................................                84                  66                  66
                                                                                --------------------------------------------------
        Total equity securities ........................................        $  567,837             600,922             600,922
                                                                                --------------------------------------------------
Other investments:
    Mortgage loans on real estate ......................................           566,547              XXXXXX             566,547
    Certificates of deposit and short-term securities ..................           309,524              XXXXXX             309,524
    Policy loans .......................................................            57,066              XXXXXX              57,066
    Real estate ........................................................           333,836              XXXXXX             333,836
    Options ............................................................           135,331              XXXXXX             101,796
    Investment in equity investments ...................................             3,655              XXXXXX               3,655
    Other long-term investments ........................................             3,380              XXXXXX               3,380
                                                                                --------------------------------------------------
        Total other investments ........................................        $1,409,339              XXXXXX           1,375,804
                                                                                --------------------------------------------------
        Total investments ..............................................        $7,551,346              XXXXXX           7,567,630
                                                                                ==================================================

                                       16
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                 Amortized             Gross             Gross            Estimated
                                                                   cost              unrealized        unrealized            fair
                                                                  or cost              gains             losses             value
                                                                -------------------------------------------------------------------
2000:
 Fixed maturity securities:
    U.S. Government ....................................        $  798,968             27,286                162            826,092
    States and political subdivisions ..................            86,944              2,234              1,111             88,067
    Foreign government .................................           143,091              3,952                 98            146,945
    Public utilities ...................................           173,045              3,487              4,011            172,521
    Corporate securities ...............................         3,536,710             80,945            121,740          3,495,915
    Mortgage backed securities .........................           294,327             11,466                177            305,616
    Collateralized mortgage obligations ................           541,085             14,912                249            555,748
                                                                ===================================================================
        Total fixed maturities .........................         5,574,170            144,282            127,548          5,590,904
    Equity securities ..................................           567,837            136,513            103,428            600,922
                                                                ===================================================================
        Total ..........................................        $6,142,007            280,795            230,976          6,191,826
                                                                ===================================================================
1999:
 Fixed maturity securities:
    U.S. Government ....................................        $  294,587              3,340              5,931            291,996
    States and political subdivisions ..................            57,378                  0              4,926             52,452
    Foreign government .................................           172,877                334              3,525            169,686
    Public utilities ...................................           227,934                 20              7,352            220,602
    Corporate securities ...............................         2,981,913              3,902            112,488          2,873,327
    Mortgage backed securities .........................           345,794              5,026              3,585            347,235
    Collateralized mortgage obligations ................           634,680              2,126              9,754            627,052
                                                                ===================================================================
        Total fixed maturities .........................         4,715,163             14,748            147,561          4,582,350
    Equity securities ..................................           436,214            289,441             50,114            675,541
                                                                ===================================================================
        Total ..........................................        $5,151,377            304,189            197,675          5,257,891
                                                                ===================================================================

The changes in net unrealized gains and (losses) on fixed maturity securities were $149,547, $(277,300), and $22,170 in each of the years ended December 31, 2000, 1999 and 1998, respectively.

The changes in net unrealized gains and (losses) in equity investments, which include common stocks and nonredeemable preferred stocks were $(206,242), $5,676, and $55,188 for the years ended December 31, 2000, 1999 and 1998, respectively.

            Variable Life Prospectus   17
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                      Amortized           Estimated
                                                                                                        cost              fair value
                                                                                                     -------------------------------
    Due in one year or less ..............................................................           $  112,700              112,139
    Due after one year through five years ................................................            1,617,042            1,632,509
    Due after five years through ten years ...............................................            1,312,355            1,295,647
    Due after ten years ..................................................................            1,696,661            1,689,245
    Mortgage backed securities and collateralized mortgage obligations ...................              835,412              861,364
                                                                                                     -------------------------------
        Totals ...........................................................................           $5,574,170            5,590,904
                                                                                                     ===============================

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $1,859,939, $1,309,130, and $1,561,991, respectively. Gross gains of $198,277, $151,920, and $105,723 and gross losses of $63,772, $39,717, and $18,217 were realized on sales of securities in 2000, 1999 and 1998, respectively. In 2000, a loss of $12,100 was recognized on securities with other than temporary impairment.

As of December 31, 2000 and 1999, the Company held options with an amortized cost of $135,176 and $51,131, and fair market value of $101,796 and $68,217, respectively. The notional amounts of the option contracts were $838,517 and $317,601 at December 31, 2000 and 1999, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                              2000                    1999                    1998
                                                                          ---------------------------------------------------------
Fixed maturity securities ..................................              $ (10,365)                 (4,474)                 30,299
Equity securities ..........................................                132,770                 116,677                  57,207
Mortgage loans .............................................                      0                  (1,680)                 (1,320)
Real estate ................................................                      0                   2,331                   3,133
Other ......................................................                    446                    (601)                    (93)
                                                                          ---------------------------------------------------------
    Net gains before taxes .................................                122,851                 112,253                  89,226
Tax expense on net realized gains ..........................                 42,998                  39,257                  31,229
                                                                          ---------------------------------------------------------
    Net gains after taxes ..................................              $  79,853                  72,996                  57,997
                                                                          =========================================================

The valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998 and the changes in the allowance for the years then ended are summarized as follows:

                                                                               2000                    1999                    1998
                                                                             -------------------------------------------------------
Beginning of Year ..........................................                 $11,279                   9,599                   8,279
    Charged to operations ..................................                       0                   1,680                   1,320
    Recoveries .............................................                       0                       0                       0
                                                                             -------------------------------------------------------
End of Year ................................................                 $11,279                  11,279                   9,599
                                                                             =======================================================

                                       18
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                                 2000                   1999                  1998
                                                                              ------------------------------------------------------
Interest:
    Fixed maturity securities ...................................             $ 351,203                210,332               152,708
    Mortgage loans ..............................................                43,125                 40,011                34,449
    Policy loans ................................................                 1,658                    737                   497
    Short-term securities .......................................                17,796                  1,823                15,022
Dividends:
    Preferred stock .............................................                    19                    212                   668
    Common stock ................................................                 5,852                  5,259                 5,190
Change in market value on options ...............................               (50,466)                10,472                 3,231
Interest on assets held by reinsurers ...........................                 6,483                  8,097                 8,272
Rental income on real estate ....................................                24,615                 13,356                 7,505
Other invested assets ...........................................                23,516                  1,055                 1,132
                                                                              ======================================================
        Total investment income .................................               423,801                291,354               228,674
Investment expenses .............................................                19,902                 11,372                 8,377
                                                                              ------------------------------------------------------
        Net investment income ...................................             $ 403,899                279,982               220,297
                                                                              ======================================================

            Variable Life Prospectus   19
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(4) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                                2000                               1999
                                                                    ----------------------------------------------------------------
                                                                      Carrying           Fair             Carrying           Fair
                                                                       Amount            Value             Amount            Value
                                                                     ---------         ---------         ---------         ---------
Financial assets
    Fixed maturity securities:
        U.S. Government ....................................        $  826,092           826,092           291,996           291,996
        States and political subdivisions ..................            88,067            88,067            52,452            52,452
        Foreign governments ................................           146,945           146,945           169,686           169,686
        Public utilities ...................................           172,521           172,521           220,602           220,602
        Corporate securities ...............................         3,495,915         3,495,915         2,873,327         2,873,327
        Mortgage backed securities .........................           305,616           305,616           347,235           347,235
        Collateralized mortgage obligations ................           555,748           555,748           627,052           627,052
    Equity securities ......................................           600,922           600,922           675,541           675,541
    Mortgage loans .........................................           566,547           577,826           528,933           530,033
    Short term securities ..................................           309,524           309,524           139,571           139,571
    Policy loans ...........................................            57,066            57,066            46,573            46,573
    Options ................................................           101,796           101,796            68,217            68,217
    Separate accounts assets ...............................         6,822,883         6,822,883         8,488,404         8,488,404

Financial liabilities
    Investment contracts ...................................         8,748,042         8,134,508         7,609,726         7,208,876
    Separate account liabilities ...........................         6,822,883         6,719,606         8,488,404         8,361,112
                                                                    ================================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(5) LONG TERM DEBT

On April 26, 2000, the Company entered into a Loan Agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan is for the purchase of land and the construction of the Company's new headquarters. The interest is treated as an additional advance at the end of each month and is calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit is 0.15625% on the portion available. If there is a draw on the letter of credit, interest is calculated at prime plus 2%. As of December 31, 2000 the amount drawn down on the loan and letter of credit was $36,340 and $0, respectively. The loan will mature on April 29, 2002, however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA or US Treasury securities equal to 110% of the principal outstanding plus the maximum amount which may be drawn under the letter of credit. As of December 31, 2000, $42,736 was pledged in accordance with the agreement.

                                       20
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(6) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2000 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $13,650, $19,542, and $9,918 in

2000, 1999 and 1998, respectively, is summarized as follows:

                                                                                         2000              1999              1998
                                                                                      ---------------------------------------------
Balance at January 1, net of reinsurance
    recoverables of $175,142, $128,764, and $141,033 .........................        $ 368,346           366,425           312,886
Adjustment primarily related to commutation of block of business .............                0           (53,585)                0
Incurred related to:
    Current year .............................................................          310,638           431,279           417,042
    Prior years ..............................................................           (5,106)            3,264           (12,217)
                                                                                      ---------------------------------------------
Total incurred ...............................................................          305,532           434,543           404,825
                                                                                      ---------------------------------------------
Paid related to:
    Current year .............................................................          120,284           193,341           204,100
    Prior years ..............................................................          193,545           185,696           147,186
                                                                                      ---------------------------------------------
 Total paid ..................................................................          313,829           379,037           351,286
                                                                                      ---------------------------------------------
Balance at December 31, net of reinsurance
    recoverables of $110,803, $175,142, and $128,764 .........................        $ 360,049           368,346           366,425
                                                                                      =============================================

The Company's incurred claims related to prior years decreased in 2000 and 1998 due to positive claims experience. Current year paid claims in 2000 are significantly lower than prior year due to the termination of the reinsurance assumed business in 1999. Additional losses were incurred in 1999 on prior year incurred claims primarily on its reinsurance assumed (non-HMO) business.

            Variable Life Prospectus   21
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                                          Percentage
                                                                                Assumed       Ceded                        of amount
                                                                   Direct      from other    to other        Net            assumed
   Year ended                                                      amount      companies     companies      amount          to net
                                                                --------------------------------------------------------------------
December 31, 2000:
Life insurance in force .....................................   $36,767,941   168,888,297    24,531,393   181,124,845        93.2%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       184,310       330,961       126,045       389,226        85.0%
    Annuities ...............................................       185,388         1,005        13,343       173,050         0.6%
    Accident and health .....................................       480,539       174,335       205,891       448,983        38.8%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   850,237       506,301       345,279     1,011,259        50.1%
                                                                ====================================================================
December 31, 1999:
Life insurance in force .....................................   $36,994,161   129,809,733    24,174,006   142,629,888        91.0%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       205,208       273,604        67,069       411,743        66.5%
    Annuities ...............................................       199,341        39,729        95,232       143,838        27.6%
    Accident and health .....................................       541,847       302,059       315,938       527,968        57.2%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   946,396       615,392       478,239     1,083,549        56.8%
                                                                ====================================================================
December 31, 1998:
Life insurance in force .....................................   $34,118,554    98,832,792    19,483,581   113,467,765        87.1%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       244,416       224,451        93,812       375,055        59.8%
    Annuities ...............................................       220,812         1,820        50,385       172,247         1.1%
    Accident and health .....................................       479,237       294,333       267,119       506,451        58.1%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   944,465       520,604       411,316     1,053,753        49.4%
                                                                ====================================================================

Included in reinsurance recoverables at December 31, 2000 are $2,134,172, $964,406 and $497,022 recoverable from three insurers who, as of December 31, 2000, were rated A+ or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance inforce of $4,779,834, $3,387,592, and $2,067,664 in 2000, 1999 and 1998, respectively, and life insurance premiums earned of $8,764, $6,008, and $4,165 in 2000, 1999 and 1998, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $161, $3,131, and $2,817 in 2000, 1999 and 1998, respectively.

                                       22
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE (CONTINUED)

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. In March of 2000, there was an additional settlement related to this coinsurance agreement in which the Company recognized a ceding commission of $1,334 and transferred reserves of $621. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999. During 2000, $6,038 was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2000 and 1999 was $84,784 and $90,143, respectively.

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 2000 and 1999, $1,110 and $1,200, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator. Deferred revenue as of December 31, 2000 and 1999 was $3,288 and $4,398, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2000, 1999 and 1998, $13,844, $14,996 and $15,965, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2000 and 1999 was $77,203 and $91,047, respectively.

(8) INCOME TAXES

Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                          2000              1999              1998
                                                                                        --------------------------------------------
Income tax expense attributable to operations:
    Current tax expense .......................................................         $ 28,871            63,371            48,410
    Deferred tax (benefit) expense ............................................          (15,917)          (73,727)            2,822
                                                                                        --------------------------------------------
Total income tax  expense (benefit) attributable to operations ................         $ 12,954           (10,356)           51,232
Tax benefit due to cumulative effect of change in accounting ..................                0            (8,682)                0
                                                                                        --------------------------------------------
Total income tax expense (benefit) attributable to net income .................           12,954           (19,038)           51,232
Income tax effect on equity:
    Income tax allocated to stockholder's equity:
        Attributable to unrealized gains and losses for the year ..............          (20,273)          (94,283)           26,127
                                                                                        --------------------------------------------
Total income tax effect on equity .............................................         $ (7,319)         (113,321)           77,359
                                                                                        ============================================

            Variable Life Prospectus   23
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

Components of Income Tax Expense (Benefit)

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:

                                                                                         2000               1999              1998
                                                                                       --------------------------------------------
Income tax expense (benefit) computed at the statutory rate ..................         $ 41,646           (12,520)           52,980
Dividends received deductions and tax-exempt interest ........................          (10,409)           (2,605)           (3,294)
Adequacy release .............................................................          (28,010)                0                 0
Foreign tax ..................................................................              935            (1,014)             (133)
Interest on tax deficiency ...................................................                0               800               900
Goodwill amortization ........................................................            5,678             1,365                 0
Other ........................................................................            3,114             3,618               779
                                                                                       --------------------------------------------
    Income tax expense (benefit) as reported .................................         $ 12,954           (10,356)           51,232
                                                                                       ============================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                     2000                     1999
                                                                                                   ---------------------------------
Deferred tax assets:
    Provision for post retirement benefits .......................................                 $  2,333                    2,286
    Allowance for uncollectible accounts .........................................                      929                      929
    Policy reserves ..............................................................                  284,790                  282,573
    Expense accruals .............................................................                   36,334                   19,948
    Other ........................................................................                    3,675                        0
                                                                                                   ---------------------------------
        Total deferred tax assets ................................................                  328,061                  305,736
                                                                                                   ---------------------------------
Deferred tax liabilities:
    Deferred acquisition costs ...................................................                  263,370                  219,869
    Net unrealized gain on investments ...........................................                    5,511                   25,701
    Value of business acquired ...................................................                   66,309                   73,627
    Other ........................................................................                    8,232                   37,895
                                                                                                   ---------------------------------
        Total deferred tax liabilities ...........................................                  343,422                  357,092
                                                                                                   ---------------------------------
Net deferred tax liability .......................................................                 $ 15,361                   51,356
                                                                                                   =================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries, with the exception of LifeUSA, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. LifeUSA is required to file as a stand-alone company for five filing periods subsequent to the Company's purchase of LifeUSA, pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries and USAllianz Securities, Inc., generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $16,051 , $57,121, and $30,808 in 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999 the Company had a tax payable (recoverable) to (from) AZOA of $8,904 and $(3,251), respectively.

                                       24
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

At December 31, 2000 and 1999, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $9,556 and $7,233, respectively. These amounts are for foreign taxes and LifeUSA taxes recoverable.

(9) RELATED PARTY TRANSACTIONS

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company reimbursed AZOA $4,729, $3,582, and $2,495 in 2000, 1999 and 1998,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $2,063 and $581 at December 31, 2000 and 1999, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $31, $902 and $1,291 in 2000, 1999 and 1998, respectively. The Company's liability for data center and other system support charges was $1,237 and $157 at December 31, 2000 and 1999, respectively.

(10) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $1,992, $2,025, and $756 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the Company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's compensation in the first year of service and 6% following the employee's first year anniversary. Employees continue to be fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has expensed $2,144, $980, and $868 in 2000, 1999 and 1998, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 2000 and 1999 was $6,573 and $6,532, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.

            Variable Life Prospectus   25
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all states effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The State of Minnesota has adopted Codification without exception. The Company has determined the impact of adopting the NAIC codification on their statutory financial statements will be an increase to statutory surplus of approximately $23.4.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                                Stockholder's equity                    Net income (loss)
                                                            -----------------------------------------------------------------------
                                                               2000             1999           2000           1999           1998
                                                               -----            -----          -----          -----          -----
Statutory basis .........................................   $   808,684        873,617         83,732         97,768         35,188
Adjustments:
    Change in reserve basis .............................      (369,066)      (378,706)       (91,992)       (80,952)         2,036
    Deferred acquisition costs ..........................       941,511        801,763        139,748       (129,412)         2,979
    Value of business acquired ..........................       189,454        210,363        (20,909)        (4,161)             0
    Goodwill ............................................       212,891        240,759        (15,390)        (6,373)             0
    Net deferred taxes ..................................       (15,361)       (51,356)        15,917         73,727         (2,822)
    Statutory asset valuation reserve ...................       112,830        254,613              0              0              0
    Statutory interest maintenance reserve ..............        44,537         53,847         (4,578)        (4,912)        14,361
    Modified coinsurance reinsurance ....................       (25,543)       (32,998)        28,558         35,552         29,595
    Unrealized (losses) gains on investments ............        76,760        (74,573)             0              0              0
    Nonadmitted assets ..................................        22,719          7,450              0              0              0
    Deferred income on reinsurance ......................      (166,503)      (186,888)             0              0              0
    Investment in subsidiaries ..........................      (190,543)      (119,719)             0              0              0
    Valuation allowance on mortgage loans ...............       (11,279)       (11,279)             0         (1,680)        (1,320)
    Loss from non-insurance subsidiaries ................             0              0         (7,510)       (11,714)          (618
    Other ...............................................       (15,627)       (39,813)       (21,542)        (9,380)        20,740
                                                            -----------------------------------------------------------------------
          As reported in the accompanying
              consolidated financial statements .........   $ 1,615,464      1,547,080        106,034        (41,537)       100,139
                                                            =======================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2000 and 1999 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $80,868 could be paid in 2001 without prior approval of the Commissioner of Commerce.

                                       26
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant, is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company's provision for benefits and expenses was $60,000, $5,500 and $25,000 in 2000, 1999 and 1998, respectively, related to this case. In the opinion of management, the reserves established sufficiently cover the company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company would be $44,600.

            Variable Life Prospectus   27
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(13) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                                                  2000          1999          1998
                                                                                                -----------------------------------
Beginning amount of cumulative translation adjustments ...................................      $(4,748)       (6,209)       (4,448)
                                                                                                -----------------------------------
Aggregate adjustment for the period resulting from translation adjustments ...............       (1,228)        2,248        (2,710)
Amount of income tax benefit (expense) for period related to aggregate adjustment ........          430          (787)          949
                                                                                                -----------------------------------
    Net aggregate translation included in equity .........................................         (798)        1,461        (1,761)
                                                                                                -----------------------------------
Ending amount of cumulative translation adjustments ......................................      $(5,546)       (4,748)       (6,209)
                                                                                                -----------------------------------
Canadian foreign exchange rate at end of year ............................................       0.6672        0.6924        0.6535
                                                                                                ===================================

                                       28
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                                  As of December 31
                                                     -----------------------------------------------------------------------------
                                                                                                                           Other
                                                       Deferred                                                            policy
                                                        policy                Future                                     claims and
                                                      acquisition             benefit                Unearned              benefits
                                                        costs                reserves                premiums              payable
                                                     -----------------------------------------------------------------------------
2000:
Life .......................................         $   246,785             2,045,746                 2,823               165,925
Annuities ..................................             690,254             9,007,312                     0                    25
Accident and health ........................               4,472                     0                46,084               746,589
                                                     -----------------------------------------------------------------------------
                                                     $   941,511            11,053,058                48,907               912,539
                                                     =============================================================================
1999:
Life .......................................         $   231,927             1,874,904                 3,049               116,569
Annuities ..................................             561,966             7,796,583                     0                 1,771
Accident and health ........................               7,870                     0                45,964               809,575
                                                     -----------------------------------------------------------------------------
                                                     $   801,763             9,671,487                49,013               927,915
                                                     =============================================================================
1998:
Life .......................................         $   217,262             1,445,844                 3,859                97,647
Annuities ..................................             694,388             3,588,491                     0                 1,727
Accident and health ........................              18,409                     0                49,919               671,472
                                                     -----------------------------------------------------------------------------
                                                     $   930,059             5,034,335                53,778               770,846
                                                     =============================================================================

            Variable Life Prospectus   29
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                          For the year ended December 31
                                                ------------------------------------------------------------------------------------
                                                  Premium                                               Net change
                                                  revenue                                                   in
                                                  and other            Net                                policy             Other
                                                  contract          investment                          acquisition        operating
                                               considerations         income           Benefits           costs (a)        expenses
                                               -------------------------------------------------------------------------------------
2000:
Life ...................................        $  389,226            43,563           329,805            (14,858)          156,021
Annuities ..............................           173,050           337,533           254,183           (128,288)          347,694
Accident and health ....................           448,983            22,803           356,783              3,398           161,542
                                               -------------------------------------------------------------------------------------
                                                $1,011,259           403,899           940,771           (139,748)          665,257
                                               =====================================================================================
1999:
Life ...................................        $  411,743            36,171           319,210            (14,665)          153,281
Annuities ..............................           143,838           216,554           168,451            133,268           166,715
Accident and health ....................           527,968            27,257           465,139             10,539           173,910
                                               -------------------------------------------------------------------------------------
                                                $1,083,549           279,982           952,800            129,142           493,906
                                               =====================================================================================
1998:
Life ...................................        $  375,055            34,731           306,318            (27,291)          141,705
Annuities ..............................           172,247           161,689           138,587             23,333           151,719
Accident and health ....................           506,451            23,877           393,601                979           161,128
                                               -------------------------------------------------------------------------------------
                                                $1,053,753           220,297           838,506             (2,979)          454,552
                                               =====================================================================================

(a)   See note 1 for total gross amortization.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

The following financial Statements of the Company are included in Part B hereof.

      1. Independent Auditors' Report.
      2. Consolidated Balance Sheets as of December 31, 2000 and 1999.
      3. Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.
      4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2000, 1999 and 1998.
      5. Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.
      6. Notes to Consolidated Financial Statements - December 31, 2000, 1999 and 1998.

      The following financial statements of the Variable Account are included in Part B hereof.

      1. Independent Auditors' Report.
      2. Statements of Assets and Liabilities as of December 31, 2000.
      3. Statements of Operations for the year ended December 31, 2000.
      4. Statements of Changes in Net Assets for the years ended
         December 31, 2000 and 1999.
      5. Notes to Financial Statements - December 31, 2000.

      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal  Underwriter's  Agreement(2)
      3.b. General Agency Agreement(6)
      4.   Individual  Variable  Annuity  Contract(5)
      4.a. Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement(3)
      4.b. Traditional Death  Benefit  Endorsement(5)
      4.c. Enhanced Death Benefit Endorsement(5)
      4.d. Traditional Guaranteed Minimum Income Benefit Endorsement(5)
      4.e. Enhanced Guaranteed Minimum Income Benefit Endorsement(5)
      4.f. Charitable Remainder Trust Endorsement(3)
      4.g. Individual Retirement Annuity Endorsement(5)
      4.h. Unisex Endorsement(5)
      4.i. Pension Plan and Profit Sharing Plan Endorsement(5)
      4.j. Group Pension Plan Death Benefit Endorsement(3)
      4.k. 403(b) Annuity Endorsement(5)
      5.   Application  for  Individual  Variable  Annuity  Contract(3)
      6.   (i)   Copy  of  Articles  of  Incorporation of the Company(1)
           (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7.   Not Applicable
      8.a. Form of Fund Participation Agreement between North American
           Life and Casualty Company and Franklin Valuemark Funds(1)
        b. Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(4)
        c. Form of Fund Participation Agreement between Alger American
           Fund, Allianz Life Insurance Company of North America and Fred
           Alger and Company(4)
        d. Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(4)
        e. Form of Fund Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America(5)
        f. Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
           Management Inc. and Allianz Life Insurance Company of North
           America(5)
        g. Form of Fund Participation Agreement between Allianz Life
           Insurance Company of North America and J.P. Morgan Series Trust
           II(5)
        h. Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America(5)
        i. Form of Fund Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(5)
        j. Form of Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America(5)
        k. Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC(7)
        l. Form of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America (8)
        m. Form of Fund Participation Agreement between Van Kampen
           Life Investment Trust, Van Kampen Funds Inc, Van Kampen
           Van Kampen Asset Management and Allianz Life of North
           America
        n. Form of Fund Participation Agreement between Van Kampen
           Funds, Inc., and USAllianz Investor Services, LLC
        o. Form of Fund Participation Agreement between USAllianz
           Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc.
        p. Form of Fund Participation Agreement between USAllianz
           Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation.
        q. Form of Fund Participation Agreement between USAlliaz
           Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc.
        r. Form of Fund Participation Agreement between USAllianz
           Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P.
        s. Form of Fund Participation Agreement between USAllianz
           Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P.
        t. Form of Fund Participation Agreement between USAllianz,
           Advisers, LLC,USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC.
      9.   Opinion and Consent of Counsel
     10.   Independent Auditors' Consent
     11.   Not Applicable
     12.   Not Applicable
     13.   Calculation of Performance Data
     14.   Company Organizational Chart(6)


(1) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on July 6, 1999.
(4) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(5) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on
     April 27, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(8) Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on
     April 26, 2001.




Item  25.    Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
- ----------------------------  ---------------------------------

Lowell C. Anderson              Chairman of the Board
5701 Golden Hills Drive
Minneapolis, MN 55416

Robert W. MacDonald             Director and Chief
5701 Golden Hills Drive         Executive Officer
Minneapolis, MN 55416

Margery G. Hughes               President and Chief
5701 Golden Hills Drive         Administrative Officer
Minneapolis, MN 55416

Mark A. Zesbaugh                Senior Vice President and
5701 Golden Hills Drive         Chief Financial Officer
Minneapolis, MN 55416

Herbert F. Hansmeyer            Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan             Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht           Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach                President-Special Markets Division
5701 Golden Hills Drive
Minneapolis, MN 55416

Robert S. James                 Senior Vice President - Marketing Development
5701 Golden Hills Drive
Minneapolis, MN 55416

Rev. Dennis Dease               Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell               Director
c/o Wells Fargo and Company
Wells Fargo Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt               Director
Commerce One, Inc.
4440 Rosewood Drive
Pleasanton, CA 94588-3050

Brad Barks                      Senior Vice President -
5701 Golden Hills Drive         Financial Analysis/M&A
Minneapolis, MN 55416

Charles Kavitsky                Senior Vice President -
5701 Golden Hills Drive         Chief Marketing Officer
Minneapolis, MN 55416



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618).



Item 27. Number of Contract Owners

As of August 31, 2001 there were 824 qualified Contract Owners and 932 non-qualified Contract Owners with Contracts in the separate account.



Item 28. Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Preferred  Life  Variable  Account  C


     b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


                          Positions and Offices
Business Address          with Underwriter
- ----------------------  ----------------------

Christopher H.Pinkerton    Chairman, Chief Executive Officer, President,
5701 Golden Hills Drive    Chief Manager & Director
Minneapolis, MN 55416

Tracy H. Gardner           Chief Administrative Officer &
5701 Golden Hills Drive    Sr. Vice President
Minneapolis, MN 55416

Catherine L. Mielke        Vice President & Secretary
5701 Golden Hills Drive
Minneapolis, MN 55416

Michael M. Ahles           Chief Financial Officer & Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Catherine Q. Farley        Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Cynthia M. Robeck          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jennifer J. Wagner         Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Keith L. Johnson           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Carolyn B.Shaw             Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Corey J. Walther           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

George D. Karris           Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jeffrey W. Kletti          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416



     c.  Not Applicable


Item 30. Location of Accounts and Records

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of
 1940,  as amended,  and the rules promulgated thereunder.


Item 31. Management Services

Not  Applicable


Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



                                 REPRESENTATIONS

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.




                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 29th day of October, 2001.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART GREGG
                                     --------------------------------
                                          Stewart Gregg
                                          Senior Counsel


                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART GREGG
                                      ------------------------------
                                           Stewart Gregg
                                           Senior Counsel






Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title


Lowell C. Anderson*        Chairman of the Board                     10/29/2001
Lowell C. Anderson

Robert W. MacDonald*       Director and                              10/29/2001
Robert W. MacDonald        Chief Executive Officer

Margery G. Hughes*         President and                             10/29/2001
Margery G. Hughes          Chief Administrative Officer

Mark A. Zesbaugh*          Chief Financial Officer and               10/29/2001
Mark A. Zesbaugh           Senior Vice President

Herbert F. Hansmeyer*      Director                                  10/29/2001
Herbert F. Hansmeyer

Michael P. Sullivan*       Director                                  10/29/2001
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director                                  10/29/2001
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director                                  10/29/2001
Rev. Dennis J. Dease

James R. Campbell*         Director                                  10/29/2001
James R. Campbell

Robert M. Kimmitt*         Director                                  10/29/2001
Robert M. Kimmitt



                                    *By    Power  of  Attorney


                                     By: /S/ STEWART GREGG
                                         --------------------
                                         Stewart Gregg
                                         Senior Counsel




                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Lowell C. Anderson, Chairman of the Board of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert
W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Chairman of the Board of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.




/s/ Lowell C. Anderson
    Lowell C. Anderson



WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke
-----------------------------
name:










                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert W. MacDonald, Chief Executive Officer and a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson as my attorney and agent, for me, and in my name as Chief Executive Officer and Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Robert W. MacDonald
    Robert W. MacDonald


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke
-----------------------
name:






                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Margery G. Hughes, President and Chief Administrative Officer of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart
D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as President and Chief Administrative Officer of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Margery G. Hughes
    Margery G. Hughes



WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke

name:







                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Mark A. Zesbaugh, Senior Vice President and Chief Financial Officer of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Senior Vice President and Chief Financial Officer of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Mark A. Zesbaugh
    Mark A. Zesbaugh


WITNESS my hand and seal this 17 day of July2001.

WITNESS:


Mary Ann Lenke
-----------------------
name:






                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Herbert F. Hansmeyer, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Herbert F. Hansmeyer
    Herbert F. Hansmeyer


WITNESS my hand and seal this 13th day of August 2001.

WITNESS:


Judy K. Bechthold
-------------------
name:








                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Michael P. Sullivan, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Michael P.Sullivan
    Michael P. Sullivan


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke
------------------
name:







                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Dr. Gerhard G. Rupprecht, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.




/s/ Dr.Gerhard G. Rupprecht
    Dr.Gerhard G. Rupprecht


WITNESS my hand and seal this 6 day of July 2001.

WITNESS:


------------------
name:







Urkundenrolle Nr. 3767/2001


                            Unterschriftsbeglaubigung

Die Vorstehende, heute vor mir vollzogene Unterschrift von

        Herrn Dr. Gerhard Rupprecht, Vorsitzender des Vorstands,
         Geschaftsansassig in 70178 Stuttgart, Reinsburgstr. 19,
                        geboren am 29.11.1948

beglaubige ich.

Herr Dr. Rupprecht ist mir personlich bekannt.

                                                 Stuttgart, den 6. Juli 2001

                                                 Notar /s/ Wenz
                                                          (Wenz)
                  (Notary seal)

Kosten:
Gerbuhr gem. ss. 45 KostO
aus DM 50.000,00                            40,00 DM
Gebuhr gem.ss.58,153 KostO                  43,00 DM
Schreibauslagen                              2,00 DM
16% USt. Aus DM 85,00                       13,60 DM
                                            --------
                                            98,60 DM

Notar
Wenz






                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Reverand Dennis J. Dease, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Dennis J. Dease
    Dennis J. Dease


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke
-----------------------
name:







                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, James R. Campbell, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ James R. Campbell
    James R. Campbell


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:

Mary Ann Lenke
-----------------------
name:








                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert M. Kimmitt, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Robert M. Kimmitt
    -----------------
    Robert M. Kimmitt, Esq.


WITNESS my hand and seal this 11 day of July 2001.

WITNESS:

Lorraine Marshall
-----------------------
name:Lorraine Marshall

                                    EXHIBITS

                                       TO

                          POST-EFFECTIVE AMENDMENT NO. 4

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA





                                INDEX TO EXHIBITS

EXHIBIT

EX-99.B8.m   Form of Fund Participation Agreement-Vankampen
EX-99.B8.n   Form of Fund Participation Agreement-Vankampen 12b-1
EX-99.B8.o   Form of Fund Participation Agreement-Vankampen SubAdv
EX-99.B8.p   Form of Fund Participation Agreement-Vankampen SubAdv
EX-99.B8.q   Form of Fund Participation Agreement-Vankampen Interim
EX-99.B8.r   Form of Fund Participation Agreement-Alliance SubAdv
EX-99.B8.s   Form of Fund Participation Agreement-Pimco SubAdv
EX-99.B8.t   Form of Fund Participation Agreement-Templeton SubAdv

EX-99.B9     Opinion and Consent of Counsel

EX-99.B10    Independent Auditors' Consent